UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia

Rydex ETF Trust

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.7%

Aerospace & Defense 2.2%
Boeing Co.(The)	75,698	$5,594,839
General Dynamics Corp.	82,665	5,244,268
Honeywell International, Inc.	94,559	5,489,150
L-3 Communications Holdings, Inc.	79,282	5,620,301
Lockheed Martin Corp.	63,554	5,673,466
Northrop Grumman Corp.	88,541	5,861,414
Precision Castparts Corp.	32,308	5,025,833
Raytheon Co.	102,621	5,693,413
Rockwell Collins, Inc.	105,248	5,322,391
Textron, Inc.	217,817	5,674,133
United Technologies Corp.	70,126	5,220,179

Total Aerospace & Defense		60,419,387

Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	91,434	4,832,287
Expeditors International of Washington, Inc.	134,546	4,785,801
FedEx Corp.	60,456	5,459,177
United Parcel Service, Inc. - Class B	69,072	5,222,534

Total Air Freight & Logistics		20,299,799

Airlines 0.2%
Southwest Airlines Co.	584,056	5,367,475

Total Airlines		5,367,475

Auto Components 0.6%
BorgWarner, Inc.*	77,748	5,216,891
Goodyear Tire & Rubber Co.(The)*	504,856	5,780,601
Johnson Controls, Inc.	179,717	4,430,024

Total Auto Components		15,427,516

Automobiles 0.3%
Ford Motor Co.	496,829	4,590,700
Harley-Davidson, Inc.	108,755	4,701,479

Total Automobiles		9,292,179

Beverages 1.9%
Beam, Inc.	86,366	5,430,694
Brown-Forman Corp. - Class B	59,308	5,548,856
Coca-Cola Co.(The)	70,324	5,682,179
Coca-Cola Enterprises, Inc.	196,488	5,761,028
Constellation Brands, Inc. - Class A*	276,541	7,801,222
Dr Pepper Snapple Group, Inc.	124,063	5,654,791
Molson Coors Brewing Co. - Class B	135,827	5,748,199
Monster Beverage Corp.*	70,953	4,716,246
PepsiCo, Inc.	77,449	5,632,866

Total Beverages		51,976,081

Biotechnology 1.1%
Alexion Pharmaceuticals, Inc.*	57,275	6,005,284
Amgen, Inc.	76,849	6,347,727
Biogen Idec, Inc.*	39,632	5,779,534
Celgene Corp.*	81,424	5,574,287
Gilead Sciences, Inc.*	106,596	5,791,361

Total Biotechnology		29,498,193

Building Products 0.2%
Masco Corp.	391,903	4,714,593

Total Building Products		4,714,593

Capital Markets 2.7%
Ameriprise Financial, Inc.	109,127	5,644,049

	Shares	Market Value
Bank of New York Mellon Corp.(The)	258,280	$5,496,198
BlackRock, Inc.	30,439	5,182,544
Charles Schwab Corp.(The)	430,526	5,437,543
E*Trade Financial Corp.*	646,635	4,933,825
Federated Investors, Inc. - Class B	263,340	5,295,767
Franklin Resources, Inc.	48,967	5,628,757
Goldman Sachs Group, Inc.(The)	56,043	5,654,739
Invesco Ltd.	232,017	5,134,536
Legg Mason, Inc.	206,831	5,071,496
Morgan Stanley	386,429	5,278,620
Northern Trust Corp.	122,344	5,554,418
State Street Corp.	125,559	5,070,073
T. Rowe Price Group, Inc.	90,028	5,469,201

Total Capital Markets		74,851,766

Chemicals 3.0%
Air Products & Chemicals, Inc.	66,493	5,348,032
Airgas, Inc.	61,443	4,873,659
CF Industries Holdings, Inc.	31,055	6,079,327
Dow Chemical Co.(The)	164,888	4,745,477
Du Pont (E.I.) de Nemours & Co.	106,945	5,315,166
Eastman Chemical Co.	110,949	5,800,414
Ecolab, Inc.	79,534	5,205,500
FMC Corp.	101,890	5,573,383
International Flavors & Fragrances, Inc.	93,692	5,222,392
Monsanto Co.	66,656	5,707,087
Mosaic Co.(The)	109,233	6,347,529
PPG Industries, Inc.	51,011	5,583,664
Praxair, Inc.	49,958	5,183,642
Sherwin-Williams Co.(The)	40,232	5,405,169
Sigma-Aldrich Corp.	74,879	5,181,627

Total Chemicals		81,572,068

Commercial Banks 2.7%
BB&T Corp.	182,463	5,723,864
Comerica, Inc.	179,528	5,423,541
Fifth Third Bancorp	409,446	5,658,544
First Horizon National Corp.	665,479	5,476,892
Huntington Bancshares, Inc.	849,380	5,278,897
KeyCorp	727,326	5,804,062
M&T Bank Corp.	66,227	5,684,926
PNC Financial Services Group, Inc.	89,193	5,271,306
Regions Financial Corp.	860,424	5,988,551
SunTrust Banks, Inc.	238,654	5,644,167
US Bancorp	175,852	5,891,042
Wells Fargo & Co.	168,411	5,693,976
Zions Bancorp	287,707	5,236,267

Total Commercial Banks		72,776,035

Commercial Services & Supplies 1.6%
Avery Dennison Corp.	186,920	5,755,267
Cintas Corp.	145,528	5,767,275
Iron Mountain, Inc.	161,677	5,207,616
Pitney Bowes, Inc.	370,938	4,955,732
R.R. Donnelley & Sons Co.	491,320	5,954,798
Republic Services, Inc.	201,435	5,827,514
Stericycle, Inc.*	60,475	5,615,104
Waste Management, Inc.	163,027	5,608,129

Total Commercial Services & Supplies		44,691,435

Communications Equipment 1.3%
Cisco Systems, Inc.	316,580	5,049,451
F5 Networks, Inc.*	51,723	4,829,894
Harris Corp.	129,575	5,396,799
JDS Uniphase Corp.*	503,556	4,954,991
Juniper Networks, Inc.*	313,636	5,498,039

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Motorola Solutions, Inc.	108,927	$5,265,531
QUALCOMM, Inc.	90,114	5,378,003

Total Communications Equipment		36,372,708

Computers & Peripherals 1.8%
Apple, Inc.*	9,140	5,582,346
Dell, Inc.*	437,190	5,193,817
EMC Corp.*	214,926	5,633,210
Hewlett-Packard Co.	237,328	4,328,863
Lexmark International, Inc. - Class A	205,121	3,587,566
NetApp, Inc.*	174,702	5,707,514
SanDisk Corp.*	149,566	6,151,650
Seagate Technology PLC	221,581	6,651,862
Western Digital Corp.*	169,640	6,746,583

Total Computers & Peripherals		49,583,411

Construction & Engineering 0.6%
Fluor Corp.	109,155	5,411,905
Jacobs Engineering Group, Inc.*	145,358	5,606,458
Quanta Services, Inc.*	234,781	5,397,615

Total Construction & Engineering		16,415,978

Construction Materials 0.2%
Vulcan Materials Co.	154,779	5,996,138

Total Construction Materials		5,996,138

Consumer Finance 0.8%
American Express Co.	94,734	5,467,099
Capital One Financial Corp.	100,614	5,683,685
Discover Financial Services	161,225	5,797,651
SLM Corp.	364,434	5,827,300

Total Consumer Finance		22,775,735

Containers & Packaging 0.8%
Ball Corp.	128,606	5,344,866
Bemis Co., Inc.	166,752	5,127,624
Owens-Illinois, Inc.*	273,311	5,042,588
Sealed Air Corp.	338,916	5,490,439

Total Containers & Packaging		21,005,517

Distributors 0.2%
Genuine Parts Co.	85,946	5,503,122

Total Distributors		5,503,122

Diversified Consumer Services 0.5%
Apollo Group, Inc. - Class A*	151,422	4,118,678
DeVry, Inc.	182,251	3,577,587
H&R Block, Inc.	342,621	5,526,477

Total Diversified Consumer Services		13,222,742

Diversified Financial Services 1.8%
Bank of America Corp.	700,276	5,140,026
Citigroup, Inc.	190,723	5,174,315
CME Group, Inc.	97,514	5,081,454
IntercontinentalExchange, Inc.*	41,396	5,431,983
JPMorgan Chase & Co.	157,260	5,661,360
Leucadia National Corp.	255,193	5,532,584
Moody’s Corp.	145,852	5,911,382
Nasdaq OMX Group, Inc.(The)	239,433	5,435,129
NYSE Euronext	215,289	5,485,564

Total Diversified Financial Services		48,853,797

Diversified Telecommunication Services 1.1%
AT&T, Inc.	153,127	5,806,576
CenturyLink, Inc.	141,414	5,874,338
Frontier Communications Corp.	1,535,460	6,019,003
Verizon Communications, Inc.	124,675	5,627,829

	Shares	Market Value
Windstream Corp.	566,000	$5,637,360

Total Diversified Telecommunication Services		28,965,106

Electric Utilities 2.6%
American Electric Power Co., Inc.	133,242	5,628,142
Duke Energy Corp.	76,196	5,164,565
Edison International	114,920	5,307,006
Entergy Corp.	79,870	5,804,153
Exelon Corp.	141,496	5,535,323
FirstEnergy Corp.	110,557	5,552,173
NextEra Energy, Inc.	79,042	5,604,078
Northeast Utilities	141,550	5,645,014
Pepco Holdings, Inc.	273,849	5,466,026
Pinnacle West Capital Corp.	103,619	5,547,761
PPL Corp.	189,866	5,487,127
Southern Co.	111,677	5,377,248
Xcel Energy, Inc.	186,118	5,453,257

Total Electric Utilities		71,571,873

Electrical Equipment 0.8%
Cooper Industries PLC	76,290	5,483,725
Emerson Electric Co.	113,411	5,417,644
Rockwell Automation, Inc.	75,781	5,104,608
Roper Industries, Inc.	52,842	5,255,137

Total Electrical Equipment		21,261,114

Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp. - Class A	96,498	5,681,802
Corning, Inc.	403,131	4,599,725
FLIR Systems, Inc.	250,435	5,121,396
Jabil Circuit, Inc.	277,411	6,019,819
Molex, Inc.	218,066	5,477,818
TE Connectivity Ltd.	163,047	5,382,181

Total Electronic Equipment, Instruments & Components		32,282,741

Energy Equipment & Services 2.6%
Baker Hughes, Inc.	134,962	6,251,440
Cameron International Corp.*	115,211	5,791,657
Diamond Offshore Drilling, Inc.	88,128	5,765,334
Ensco PLC - Class A	96,521	5,243,986
FMC Technologies, Inc.*	130,248	5,876,790
Halliburton Co.	189,460	6,276,810
Helmerich & Payne, Inc.	114,923	5,343,919
Nabors Industries Ltd.*	396,382	5,485,927
National-Oilwell Varco, Inc.	79,540	5,750,742
Noble Corp.*	166,166	6,148,142
Rowan Cos., PLC - Class A*	169,025	5,937,848
Schlumberger Ltd.	82,052	5,847,025

Total Energy Equipment & Services		69,719,620

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	59,664	5,738,484
CVS Caremark Corp.	117,918	5,335,789
Kroger Co.(The)	245,469	5,442,048
Safeway, Inc.	290,672	4,519,950
Sysco Corp.	183,810	5,402,176
Wal-Mart Stores, Inc.	77,543	5,771,525
Walgreen Co.	169,887	6,177,091
Whole Foods Market, Inc.	58,176	5,339,393

Total Food & Staples Retailing		43,726,456

Food Products 2.6%
Archer-Daniels-Midland Co.	166,167	4,335,297
Campbell Soup Co.	166,881	5,525,430
ConAgra Foods, Inc.	210,549	5,198,455
Dean Foods Co.*	329,958	4,081,580

2

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
General Mills, Inc.	138,581	$5,363,085
H.J. Heinz Co.	98,761	5,452,595
Hershey Co.(The)	78,304	5,617,529
Hormel Foods Corp.	177,819	4,962,928
J.M. Smucker Co.(The)	69,852	5,364,634
Kellogg Co.	108,885	5,193,814
Kraft Foods, Inc. - Class A	138,409	5,496,221
McCormick & Co., Inc.	94,827	5,773,068
Mead Johnson Nutrition Co.	64,970	4,740,211
Tyson Foods, Inc. - Class A	277,896	4,171,219

Total Food Products		71,276,066

Gas Utilities 0.4%
AGL Resources, Inc.	138,757	5,619,659
Oneok, Inc.	128,220	5,707,072

Total Gas Utilities		11,326,731

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	104,624	6,121,550
Becton, Dickinson and Co.	72,256	5,470,502
Boston Scientific Corp.*	927,101	4,793,112
C.R. Bard, Inc.	53,142	5,168,591
CareFusion Corp.*	215,454	5,259,232
Covidien PLC	101,263	5,658,576
DENTSPLY International, Inc.	142,253	5,169,474
Edwards Lifesciences Corp.*	59,919	6,063,803
Intuitive Surgical, Inc.*	9,869	4,751,924
Medtronic, Inc.	141,808	5,590,071
St Jude Medical, Inc.	135,842	5,075,057
Stryker Corp.	103,171	5,367,987
Varian Medical Systems, Inc.*	89,041	4,859,858
Zimmer Holdings, Inc.	86,836	5,117,246

Total Health Care Equipment & Supplies		74,466,983

Health Care Providers & Services 2.8%
Aetna, Inc.	122,423	4,414,573
AmerisourceBergen Corp.	142,843	5,670,867
Cardinal Health, Inc.	126,320	5,443,129
CIGNA Corp.	117,969	4,751,791
Coventry Health Care, Inc.	163,099	5,436,090
DaVita, Inc.*	61,833	6,085,604
Express Scripts Holding Co.*	99,502	5,765,146
Humana, Inc.	66,676	4,107,242
Laboratory Corp. of America Holdings*	61,787	5,195,669
McKesson Corp.	59,842	5,429,465
Patterson Cos., Inc.	159,442	5,436,972
Quest Diagnostics, Inc.	95,503	5,580,240
Tenet Healthcare Corp.*	1,131,596	5,227,973
UnitedHealth Group, Inc.	91,241	4,661,503
WellPoint, Inc.	76,615	4,082,813

Total Health Care Providers & Services		77,289,077

Health Care Technology 0.2%
Cerner Corp.*	67,031	4,954,932

Total Health Care Technology		4,954,932

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	160,191	5,331,157
Chipotle Mexican Grill, Inc.*	12,987	3,796,490
Darden Restaurants, Inc.	105,829	5,416,328
International Game Technology	382,620	4,331,258
Marriott International, Inc. - Class A	140,005	5,098,982
McDonald’s Corp.	60,331	5,391,178
Starbucks Corp.	98,753	4,471,536
Starwood Hotels & Resorts Worldwide, Inc.	101,629	5,503,210

	Shares	Market Value
Wyndham Worldwide Corp.	104,266	$5,427,045
Wynn Resorts Ltd.	50,821	4,764,469
Yum! Brands, Inc.	81,934	5,312,601

Total Hotels, Restaurants & Leisure		54,844,254

Household Durables 1.5%
DR Horton, Inc.	331,368	5,842,018
Harman International Industries, Inc.	132,125	5,331,244
Leggett & Platt, Inc.	254,062	5,889,157
Lennar Corp. - Class A	199,312	5,821,903
Newell Rubbermaid, Inc.	294,203	5,192,683
Pulte Homes, Inc.*	589,425	6,660,502
Whirlpool Corp.	87,087	5,883,598

Total Household Durables		40,621,105

Household Products 0.8%
Clorox Co.(The)	73,692	5,358,145
Colgate-Palmolive Co.	52,842	5,673,117
Kimberly-Clark Corp.	65,161	5,663,143
Procter & Gamble Co.(The)	84,358	5,444,465

Total Household Products		22,138,870

Independent Power Producers & Energy Traders 0.4%
AES Corp.(The)*	421,824	5,087,197
NRG Energy, Inc.	332,311	6,586,404

Total Independent Power Producers & Energy Traders		11,673,601

Industrial Conglomerates 0.8%
3M Co.	61,560	5,616,119
Danaher Corp.	102,761	5,426,808
General Electric Co.	275,675	5,720,256
Tyco International Ltd.	98,952	5,436,423

Total Industrial Conglomerates		22,199,606

Insurance 4.3%
ACE Ltd.	72,646	5,339,481
AFLAC, Inc.	130,270	5,703,221
Allstate Corp.(The)	154,197	5,288,957
American International Group, Inc.*	173,615	5,428,941
Aon PLC	113,149	5,566,931
Assurant, Inc.	155,933	5,646,334
Berkshire Hathaway, Inc. - Class B*	65,053	5,519,097
Chubb Corp.(The)	73,989	5,378,260
Cincinnati Financial Corp.	144,165	5,455,204
Genworth Financial, Inc. - Class A*	985,320	4,966,013
Hartford Financial Services Group, Inc.	308,424	5,073,575
Lincoln National Corp.	252,428	5,061,181
Loews Corp.	132,727	5,254,662
Marsh & McLennan Cos., Inc.	165,507	5,496,487
MetLife, Inc.	178,077	5,479,429
Principal Financial Group, Inc.	213,411	5,461,188
Progressive Corp.(The)	241,670	4,770,566
Prudential Financial, Inc.	110,412	5,330,691
Torchmark Corp.	111,443	5,544,289
Travelers Cos., Inc.(The)	85,153	5,334,835
Unum Group	267,609	5,055,134
XL Group PLC	259,645	5,361,669

Total Insurance		117,516,145

Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	24,198	5,645,393
Expedia, Inc.	110,396	6,291,468
Netflix, Inc.*	80,775	4,592,059
priceline.com, Inc.*	8,219	5,438,841

3

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
TripAdvisor, Inc.*	122,846	$4,595,669

Total Internet & Catalog Retail		26,563,430

Internet Software & Services 1.1%
Akamai Technologies, Inc.*	175,852	6,186,473
eBay, Inc.*	128,882	5,709,473
Google, Inc. - Class A*	9,144	5,787,878
VeriSign, Inc.	132,922	5,904,395
Yahoo!, Inc.*	338,130	5,355,979

Total Internet Software & Services		28,944,198

IT Services 2.8%
Accenture PLC - Class A	90,454	5,454,376
Automatic Data Processing, Inc.	98,609	5,576,339
Cognizant Technology Solutions Corp. - Class A*	89,990	5,108,732
Computer Sciences Corp.	202,544	4,986,633
Fidelity National Information Services, Inc.	163,399	5,137,264
Fiserv, Inc.*	76,576	5,370,275
International Business Machines Corp.	27,121	5,315,174
Mastercard, Inc. - Class A	12,690	5,540,073
Paychex, Inc.	170,721	5,580,869
SAIC, Inc.	459,589	5,317,445
Teradata Corp.*	77,087	5,212,623
Total System Services, Inc.	225,661	5,336,883
Visa, Inc. - Class A	45,424	5,862,876
Western Union Co.(The)	326,825	5,696,560

Total IT Services		75,496,122

Leisure Equipment & Products 0.4%
Hasbro, Inc.	153,418	5,495,433
Mattel, Inc.	167,053	5,875,254

Total Leisure Equipment & Products		11,370,687

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	133,724	5,120,292
Life Technologies Corp.*	126,559	5,553,409
PerkinElmer, Inc.	203,439	5,197,866
Thermo Fisher Scientific, Inc.	104,089	5,794,635
Waters Corp.*	67,235	5,209,368

Total Life Sciences Tools & Services		26,875,570

Machinery 2.9%
Caterpillar, Inc.	60,468	5,092,010
Cummins, Inc.	54,708	5,246,497
Deere & Co.	71,230	5,471,889
Dover Corp.	93,431	5,089,187
Eaton Corp.	128,429	5,630,327
Flowserve Corp.	50,376	6,044,113
Illinois Tool Works, Inc.	94,504	5,135,347
Ingersoll-Rand PLC	129,742	5,502,358
Joy Global, Inc.	91,162	4,734,954
PACCAR, Inc.	137,139	5,486,931
Pall Corp.	99,945	5,338,063
Parker Hannifin Corp.	65,159	5,233,571
Snap-on, Inc.	84,463	5,724,902
Stanley Black & Decker, Inc.	81,892	5,477,756
Xylem, Inc.	204,239	4,897,651

Total Machinery		80,105,556

Media 3.3%
Cablevision Systems Corp. - Class A	458,623	7,035,277
CBS Corp. - Class B	164,117	5,491,355
Comcast Corp. - Class A	174,849	5,691,335
DIRECTV - Class A*	120,057	5,962,030

	Shares	Market Value
Discovery Communications, Inc. - Class A*	103,709	$5,250,787
Gannett Co., Inc.	416,286	5,873,795
Interpublic Group of Cos., Inc.(The)	488,416	4,820,666
McGraw-Hill Cos., Inc.(The)	121,657	5,713,013
News Corp. - Class A	272,288	6,268,070
Omnicom Group, Inc.	110,133	5,526,474
Scripps Networks Interactive, Inc. - Class A	93,741	5,047,953
Time Warner Cable, Inc.	69,599	5,911,043
Time Warner, Inc.	150,257	5,878,054
Viacom, Inc. - Class B	111,104	5,189,668
Walt Disney Co.(The)	114,424	5,622,795
Washington Post Co.(The) - Class B	14,540	4,921,790

Total Media		90,204,105

Metals & Mining 1.5%
Alcoa, Inc.	621,537	5,264,418
Allegheny Technologies, Inc.	174,877	5,251,556
Cliffs Natural Resources, Inc.	108,625	4,441,676
Freeport-McMoRan Copper & Gold, Inc.	156,522	5,270,096
Newmont Mining Corp.	105,318	4,683,492
Nucor Corp.	142,242	5,575,887
Titanium Metals Corp.	465,018	5,422,110
United States Steel Corp.	276,994	5,719,926

Total Metals & Mining		41,629,161

Multi-Utilities 2.8%
Ameren Corp.	159,157	5,444,761
CenterPoint Energy, Inc.	259,409	5,463,154
CMS Energy Corp.	224,579	5,538,118
Consolidated Edison, Inc.	85,025	5,484,112
Dominion Resources, Inc.	99,396	5,398,197
DTE Energy Co.	91,264	5,600,872
Integrys Energy Group, Inc.	95,389	5,774,850
NiSource, Inc.	209,587	5,363,331
PG&E Corp.	117,371	5,417,845
Public Service Enterprise Group, Inc.	165,740	5,509,198
SCANA Corp.	112,598	5,536,444
Sempra Energy	79,284	5,582,386
TECO Energy, Inc.	298,355	5,427,077
Wisconsin Energy Corp.	137,054	5,583,580

Total Multi-Utilities		77,123,925

Multiline Retail 1.7%
Big Lots, Inc.*	137,299	5,561,983
Dollar Tree, Inc.*	99,142	4,990,808
Family Dollar Stores, Inc.	76,005	5,022,410
J.C. Penney Co., Inc.	210,493	4,738,197
Kohl’s Corp.	117,470	5,840,608
Macy’s, Inc.	142,265	5,098,778
Nordstrom, Inc.	108,569	5,877,926
Sears Holdings Corp.*	101,399	5,018,237
Target Corp.	89,403	5,422,292

Total Multiline Retail		47,571,239

Office Electronics 0.2%
Xerox Corp.	686,673	4,758,644

Total Office Electronics		4,758,644

Oil, Gas & Consumable Fuels 6.9%
Alpha Natural Resources, Inc.*	568,859	3,987,702
Anadarko Petroleum Corp.	82,978	5,761,992
Apache Corp.	63,868	5,500,312
Cabot Oil & Gas Corp.	160,466	6,770,061
Chesapeake Energy Corp.	288,544	5,430,398

4

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Chevron Corp.	52,487	$5,751,525
ConocoPhillips	98,118	5,341,544
CONSOL Energy, Inc.	187,468	5,432,823
Denbury Resources, Inc.*	353,160	5,339,779
Devon Energy Corp.	90,232	5,334,516
EOG Resources, Inc.	56,422	5,529,920
EQT Corp.	114,735	6,471,054
Exxon Mobil Corp.	65,474	5,686,417
Hess Corp.	118,475	5,587,281
Kinder Morgan, Inc.	167,888	6,012,069
Marathon Oil Corp.	211,642	5,602,164
Marathon Petroleum Corp.	141,748	6,704,680
Murphy Oil Corp.	115,689	6,207,872
Newfield Exploration Co.*	181,385	5,537,684
Noble Energy, Inc.	62,372	5,453,184
Occidental Petroleum Corp.	62,271	5,419,445
Peabody Energy Corp.	218,271	4,557,499
Phillips 66	164,877	6,199,375
Pioneer Natural Resources Co.	56,164	4,977,815
QEP Resources, Inc.	201,467	6,050,054
Range Resources Corp.	93,572	5,857,607
Southwestern Energy Co.*	195,532	6,501,439
Spectra Energy Corp.	190,430	5,844,297
Sunoco, Inc.	113,147	5,452,554
Tesoro Corp.*	236,309	6,533,944
Valero Energy Corp.	249,082	6,849,755
Williams Cos., Inc.(The)	180,239	5,729,798
WPX Energy, Inc.*	377,875	6,027,106

Total Oil, Gas & Consumable Fuels		189,443,665

Paper & Forest Products 0.4%
International Paper Co.	180,940	5,936,641
MeadWestvaco Corp.	189,085	5,370,014

Total Paper & Forest Products		11,306,655

Personal Products 0.4%
Avon Products, Inc.	333,306	5,162,910
Estee Lauder Cos., Inc.(The) - Class A	96,241	5,041,104

Total Personal Products		10,204,014

Pharmaceuticals 2.5%
Abbott Laboratories	85,508	5,670,035
Allergan, Inc.	57,845	4,747,339
Bristol-Myers Squibb Co.	153,979	5,481,652
Eli Lilly & Co.	127,431	5,610,787
Forest Laboratories, Inc.*	148,273	4,974,559
Hospira, Inc.*	161,462	5,610,805
Johnson & Johnson, Inc.	84,045	5,817,595
Merck & Co., Inc.	137,613	6,078,366
Mylan, Inc.*	245,667	5,657,711
Perrigo Co.	49,841	5,682,871
Pfizer, Inc.	239,019	5,746,017
Watson Pharmaceuticals, Inc.*	74,600	5,806,118

Total Pharmaceuticals		66,883,855

Professional Services 0.6%
Dun & Bradstreet Corp.(The)	79,087	6,341,987
Equifax, Inc.	112,929	5,289,594
Robert Half International, Inc.	187,197	5,056,191

Total Professional Services		16,687,772

Real Estate Investment Trusts (REITs) 3.3%
American Tower Corp.	79,814	5,771,350
Apartment Investment & Management Co. - Class A	194,750	5,341,993
AvalonBay Communities, Inc.	37,365	5,496,018

	Shares	Market Value
Boston Properties, Inc.	50,297	$5,577,937
Equity Residential	85,489	5,412,309
HCP, Inc.	126,849	5,988,541
Health Care REIT, Inc.	94,578	5,885,589
Host Hotels & Resorts, Inc.	345,071	5,065,642
Kimco Realty Corp.	286,867	5,591,038
Plum Creek Timber Co., Inc.	141,704	5,751,765
ProLogis, Inc.	166,117	5,370,563
Public Storage	38,145	5,681,698
Simon Property Group, Inc.	35,133	5,638,495
Ventas, Inc.	90,772	6,104,417
Vornado Realty Trust	64,046	5,347,841
Weyerhaeuser Co.	258,864	6,044,474

Total Real Estate Investment Trusts (REITs)		90,069,670

Real Estate Management & Development 0.2%
CBRE Group, Inc.*	326,098	5,080,607

Total Real Estate Management & Development		5,080,607

Road & Rail 0.8%
CSX Corp.	251,078	5,759,729
Norfolk Southern Corp.	79,643	5,897,564
Ryder System, Inc.	123,485	4,870,249
Union Pacific Corp.	47,831	5,864,559

Total Road & Rail		22,392,101

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc.*	896,336	3,639,124
Altera Corp.	158,118	5,605,283
Analog Devices, Inc.	142,695	5,576,521
Applied Materials, Inc.	492,145	5,359,459
Broadcom Corp. - Class A*	155,424	5,265,765
First Solar, Inc.*	414,349	6,438,984
Intel Corp.	200,422	5,150,845
KLA-Tencor Corp.	111,854	5,694,487
Lam Research Corp.*	140,744	4,843,001
Linear Technology Corp.	177,555	5,726,149
LSI Corp.*	802,696	5,538,602
Microchip Technology, Inc.	165,411	5,521,419
Micron Technology, Inc.*	901,182	5,596,340
NVIDIA Corp.*	437,018	5,917,224
Teradyne, Inc.*	368,239	5,416,796
Texas Instruments, Inc.	185,681	5,057,950
Xilinx, Inc.	161,224	5,223,658

Total Semiconductors & Semiconductor Equipment		91,571,607

Software 2.3%
Adobe Systems, Inc.*	167,276	5,165,483
Autodesk, Inc.*	161,532	5,479,165
BMC Software, Inc.*	121,065	4,794,174
CA, Inc.	207,853	5,003,022
Citrix Systems, Inc.*	68,603	4,986,066
Electronic Arts, Inc.*	393,277	4,333,913
Intuit, Inc.	92,857	5,387,563
Microsoft Corp.	178,542	5,261,633
Oracle Corp.	194,944	5,887,309
Red Hat, Inc.*	94,905	5,092,602
Salesforce.com, Inc.*	38,790	4,823,924
Symantec Corp.*	363,523	5,725,487

Total Software		61,940,341

Specialty Retail 3.3%
Abercrombie & Fitch Co. - Class A	164,814	5,570,713
AutoNation, Inc.*	142,130	5,604,186
AutoZone, Inc.*	13,731	5,152,283
Bed Bath & Beyond, Inc.*	74,702	4,553,087

5

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Best Buy Co., Inc.	265,116	$4,795,949
CarMax, Inc.*	188,160	5,236,493
GameStop Corp. - Class A	278,373	4,459,536
Gap, Inc.(The)	201,665	5,947,101
Home Depot, Inc.	101,063	5,273,467
Limited Brands, Inc.	123,698	5,881,840
Lowe’s Cos., Inc.	189,601	4,810,177
O’Reilly Automotive, Inc.*	53,950	4,625,673
Ross Stores, Inc.	82,011	5,448,811
Staples, Inc.	411,835	5,246,778
Tiffany & Co.	95,828	5,263,832
TJX Cos., Inc.	127,630	5,651,456
Urban Outfitters, Inc.*	191,557	5,852,066

Total Specialty Retail		89,373,448

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	82,767	4,082,896
Fossil, Inc.*	69,605	4,989,983
NIKE, Inc. - Class B	48,737	4,549,599
Ralph Lauren Corp.	36,527	5,272,307
V.F. Corp.	37,888	5,656,678

Total Textiles, Apparel & Luxury Goods		24,551,463

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	876,699	5,567,039
People’s United Financial, Inc.	452,092	5,180,974

Total Thrifts & Mortgage Finance		10,748,013

Tobacco 0.8%
Altria Group, Inc.	160,765	5,782,717
Lorillard, Inc.	42,989	5,530,105
Philip Morris International, Inc.	63,055	5,765,749
Reynolds American, Inc.	128,716	5,955,690

Total Tobacco		23,034,261

Trading Companies & Distributors 0.4%
Fastenal Co.	131,536	5,671,832
W.W. Grainger, Inc.	27,891	5,712,914

Total Trading Companies & Distributors		11,384,746

Wireless Telecommunication Services 0.8%
Crown Castle International Corp.*	94,687	5,859,232
MetroPCS Communications, Inc.*	861,935	7,550,551
Sprint Nextel Corp.*	1,775,643	7,741,803

Total Wireless Telecommunication Services		21,151,586

Total Common Stocks (Cost $2,777,064,289)		2,722,916,396

	Face Amount
REPURCHASE AGREEMENTS 0.5%

State Street Bank & Trust Co., 0.010%, dated 07/31/12, to be repurchased at $12,354,003 on 08/01/12 collateralized by $12,220,000 U.S. Treasury Notes at 1.750% due 03/31/14 with a value of $12,601,557 (a)	$12,354,000	12,354,000

Total Repurchase Agreements (Cost $12,354,000)		12,354,000

Market Value
Total Investments 100.2%(b) (Cost $2,789,418,289)	$2,735,270,396

Other Assets and Liabilities, net – (0.2)%	(4,282,824)

Net Assets – 100.0%	$2,730,987,572

*	Non-Income Producing Security.
(a)	Values determined based on Level 2 inputs. (Note G)
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

PLC – Public Limited Company

6

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.8%

Aerospace & Defense 1.4%
Alliant Techsystems, Inc.	153	$7,087
BE Aerospace, Inc.*	173	6,787
Esterline Technologies Corp.*	116	6,811
Exelis, Inc.	727	6,834
Huntington Ingalls Industries, Inc.*	203	7,915
Triumph Group, Inc.	123	7,691

Total Aerospace & Defense		43,125

Air Freight & Logistics 0.2%
UTi Worldwide, Inc.	487	6,453

Total Air Freight & Logistics		6,453

Airlines 0.5%
Alaska Air Group, Inc.*	212	7,388
JetBlue Airways Corp.*	1,405	7,742

Total Airlines		15,130

Auto Components 0.2%
Gentex Corp.	335	5,363

Total Auto Components		5,363

Automobiles 0.2%
Thor Industries, Inc.	249	7,154

Total Automobiles		7,154

Biotechnology 0.8%
Regeneron Pharmaceuticals, Inc.*	57	7,675
United Therapeutics Corp.*	170	9,312
Vertex Pharmaceuticals, Inc.*	129	6,258

Total Biotechnology		23,245

Building Products 0.5%
Fortune Brands Home & Security, Inc.*	329	7,277
Lennox International, Inc.	173	7,555

Total Building Products		14,832

Capital Markets 2.3%
Affiliated Managers Group, Inc.*	71	7,923
Apollo Investment Corp.	998	7,665
Eaton Vance Corp.	293	7,773
Greenhill & Co., Inc.	218	8,659
Janus Capital Group, Inc.	984	7,114
Jefferies Group, Inc.	538	6,747
Raymond James Financial, Inc.	220	7,396
SEI Investments Co.	402	8,514
Waddell & Reed Financial, Inc. - Class A	254	7,389

Total Capital Markets		69,180

Chemicals 3.0%
Albemarle Corp.	121	7,045
Ashland, Inc.	112	7,884
Cabot Corp.	200	7,800
Cytec Industries, Inc.	122	7,510
Intrepid Potash, Inc.*	360	8,402
Minerals Technologies, Inc.	114	7,289
NewMarket Corp.	35	8,046
Olin Corp.	360	7,286
RPM International, Inc.	276	7,314
Scotts Miracle-Gro Co.(The) - Class A	174	6,943
Sensient Technologies Corp.	198	7,019
Valspar Corp.	149	7,480

Total Chemicals		90,018

	Shares	Market Value
Commercial Banks 5.4%
Associated Banc-Corp.	596	$7,444
BancorpSouth, Inc.	559	8,100
Bank of Hawaii Corp.	161	7,520
Cathay General Bancorp	465	7,528
City National Corp.	153	7,540
Commerce Bancshares, Inc.	196	7,718
Cullen/Frost Bankers, Inc.	132	7,301
East West Bancorp, Inc.	343	7,477
First Niagara Financial Group, Inc.	920	6,974
FirstMerit Corp.	475	7,695
Fulton Financial Corp.	756	6,948
Hancock Holding Co.	252	7,681
International Bancshares Corp.	394	7,222
Prosperity Bancshares, Inc.	175	7,100
Signature Bank*	122	7,869
SVB Financial Group*	130	7,515
Synovus Financial Corp.	4,200	7,980
TCF Financial Corp.	671	6,931
Trustmark Corp.	306	7,399
Valley National Bancorp	659	6,129
Webster Financial Corp.	365	7,490
Westamerica Bancorp	163	7,498

Total Commercial Banks		163,059

Commercial Services & Supplies 2.6%
Brink’s Co.(The)	318	7,378
Clean Harbors, Inc.*	123	7,446
Copart, Inc.*	298	7,081
Corrections Corp. of America	279	8,671
Deluxe Corp.	312	8,836
Herman Miller, Inc.	404	7,393
HNI Corp.	307	8,157
Mine Safety Appliances Co.	179	6,143
Rollins, Inc.	344	8,112
Waste Connections, Inc.	239	7,354

Total Commercial Services & Supplies		76,571

Communications Equipment 1.4%
ADTRAN, Inc.	247	5,330
Ciena Corp.*	500	8,015
Plantronics, Inc.	239	7,844
Polycom, Inc.*	667	5,829
Riverbed Technology, Inc.*	417	7,356
Tellabs, Inc.	2,082	6,850

Total Communications Equipment		41,224

Computers & Peripherals 0.7%
Diebold, Inc.	197	6,373
NCR Corp.*	352	8,208
QLogic Corp.*	533	6,151

Total Computers & Peripherals		20,732

Construction & Engineering 1.4%
Aecom Technology Corp.*	454	7,359
Granite Construction, Inc.	316	8,185
KBR, Inc.	285	7,478
Shaw Group, Inc.(The)*	271	10,556
URS Corp.	204	7,154

Total Construction & Engineering		40,732

Construction Materials 0.3%
Martin Marietta Materials, Inc.	109	8,190

Total Construction Materials		8,190

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Containers & Packaging 1.5%
AptarGroup, Inc.	140	$7,002
Greif, Inc. - Class A	164	7,095
Packaging Corp. of America	266	8,190
Rock-Tenn Co. - Class A	138	8,034
Silgan Holdings, Inc.	168	6,923
Sonoco Products Co.	236	7,153

Total Containers & Packaging		44,397

Distributors 0.2%
LKQ Corp.*	203	7,172

Total Distributors		7,172

Diversified Consumer Services 1.3%
ITT Educational Services, Inc.*	134	5,202
Matthews International Corp. - Class A	238	6,902
Regis Corp.	406	6,869
Service Corp. International	646	8,301
Sotheby’s	233	6,839
Strayer Education, Inc.	80	5,813

Total Diversified Consumer Services		39,926

Diversified Financial Services 0.5%
CBOE Holdings, Inc.	275	7,838
MSCI, Inc. - Class A*	221	7,326

Total Diversified Financial Services		15,164

Diversified Telecommunication Services 0.3%
tw telecom, Inc.*	301	7,564

Total Diversified Telecommunication Services		7,564

Electric Utilities 2.1%
Cleco Corp.	177	7,746
Great Plains Energy, Inc.	360	7,985
Hawaiian Electric Industries, Inc.	261	7,436
IDACORP, Inc.	181	7,638
NV Energy, Inc.	425	7,773
OGE Energy Corp.	137	7,276
PNM Resources, Inc.	392	8,154
Westar Energy, Inc.	249	7,609

Total Electric Utilities		61,617

Electrical Equipment 1.2%
Acuity Brands, Inc.	135	7,822
AMETEK, Inc.	213	6,603
General Cable Corp.*	268	7,003
Hubbell, Inc. - Class B	93	7,652
Regal-Beloit Corp.	119	7,660

Total Electrical Equipment		36,740

Electronic Equipment, Instruments & Components 1.9%
Arrow Electronics, Inc.*	214	7,223
Avnet, Inc.*	239	7,528
Ingram Micro, Inc. - Class A*	414	6,206
Itron, Inc.*	203	7,911
National Instruments Corp.	282	7,287
Tech Data Corp.*	155	7,765
Trimble Navigation, Ltd.*	154	6,816
Vishay Intertechnology, Inc.*	707	6,978

Total Electronic Equipment, Instruments & Components		57,714

Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.*	187	8,327
CARBO Ceramics, Inc.	100	6,418
Dresser-Rand Group, Inc.*	169	7,860
Dril-Quip, Inc.*	122	8,944

	Shares	Market Value
Helix Energy Solutions Group, Inc.*	452	$8,082
Oceaneering International, Inc.	159	8,219
Oil States International, Inc.*	111	8,070
Patterson-UTI Energy, Inc.	493	7,632
Superior Energy Services, Inc.*	365	7,909
Tidewater, Inc.	157	7,625
Unit Corp.*	192	7,634

Total Energy Equipment & Services		86,720

Food & Staples Retailing 0.4%
Harris Teeter Supermarkets, Inc.	190	7,855
SUPERVALU, Inc.	1,709	4,221

Total Food & Staples Retailing		12,076

Food Products 2.1%
Flowers Foods, Inc.	315	6,732
Green Mountain Coffee Roasters, Inc.*	318	5,807
Hillshire Brands Co.	256	6,556
Ingredion, Inc.	145	7,528
Lancaster Colony Corp.	108	7,483
Post Holdings, Inc.*	237	7,015
Ralcorp Holdings, Inc.*	114	6,802
Smithfield Foods, Inc.*	380	7,030
Tootsie Roll Industries, Inc.	322	7,883

Total Food Products		62,836

Gas Utilities 1.3%
Atmos Energy Corp.	217	7,780
National Fuel Gas Co.	163	7,977
Questar Corp.	363	7,387
UGI Corp.	251	7,693
WGL Holdings, Inc.	183	7,402

Total Gas Utilities		38,239

Health Care Equipment & Supplies 2.3%
Cooper Cos., Inc.(The)	93	6,999
Hill-Rom Holdings, Inc.	240	6,276
Hologic, Inc.*	434	8,038
IDEXX Laboratories, Inc.*	86	7,583
Masimo Corp.*	379	8,490
ResMed, Inc.*	229	7,227
STERIS Corp.	238	7,171
Teleflex, Inc.	123	7,840
Thoratec Corp.*	230	7,891

Total Health Care Equipment & Supplies		67,515

Health Care Providers & Services 3.8%
AMERIGROUP Corp.*	118	10,606
Community Health Systems, Inc.*	331	8,146
Health Management Associates, Inc. - Class A*	1,122	7,383
Health Net, Inc.*	294	6,474
Henry Schein, Inc.*	99	7,406
HMS Holdings Corp.*	262	9,015
LifePoint Hospitals, Inc.*	196	7,471
Lincare Holdings, Inc.	325	13,455
Mednax, Inc.*	118	7,803
Omnicare, Inc.	220	6,910
Owens & Minor, Inc.	255	7,194
Universal Health Services, Inc. - Class B	186	7,269
VCA Antech, Inc.*	346	6,297
WellCare Health Plans, Inc.*	129	8,362

Total Health Care Providers & Services		113,791

2

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	666	$6,127

Total Health Care Technology		6,127

Hotels, Restaurants & Leisure 2.5%
Bally Technologies, Inc.*	159	6,950
Bob Evans Farms, Inc.	190	7,319
Brinker International, Inc.	238	7,714
Cheesecake Factory, Inc. (The)*	233	7,810
International Speedway Corp. - Class A	299	7,666
Life Time Fitness, Inc.*	175	7,947
Panera Bread Co. - Class A*	50	7,874
Scientific Games Corp. - Class A*	828	7,005
Wendy’s Co.(The)	1,626	7,463
WMS Industries, Inc.*	356	6,540

Total Hotels, Restaurants & Leisure		74,288

Household Durables 1.8%
KB Home	957	8,843
MDC Holdings, Inc.	271	8,634
Mohawk Industries, Inc.*	107	7,108
NVR, Inc.*	9	6,966
Tempur-Pedic International, Inc.*	288	8,205
Toll Brothers, Inc.*	285	8,313
Tupperware Brands Corp.	136	7,129

Total Household Durables		55,198

Household Products 0.5%
Church & Dwight Co., Inc.	137	7,893
Energizer Holdings, Inc.*	100	7,777

Total Household Products		15,670

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	144	7,271

Total Industrial Conglomerates		7,271

Insurance 4.1%
Alleghany Corp.*	22	7,608
American Financial Group, Inc.	189	7,127
Arthur J. Gallagher & Co.	213	7,557
Aspen Insurance Holdings Ltd.	255	7,329
Brown & Brown, Inc.	283	7,143
Everest Re Group Ltd.	72	7,322
Fidelity National Financial, Inc. - Class A	377	7,020
First American Financial Corp.	444	8,134
Hanover Insurance Group, Inc.(The)	189	6,628
HCC Insurance Holdings, Inc.	232	7,108
Kemper Corp.	245	8,016
Mercury General Corp.	167	6,049
Old Republic International Corp.	723	5,827
Protective Life Corp.	272	7,592
Reinsurance Group of America, Inc.	144	8,017
StanCorp Financial Group, Inc.	209	6,220
W.R. Berkley Corp.	192	7,033

Total Insurance		121,730

Internet & Catalog Retail 0.3%
HSN, Inc.	184	7,794

Total Internet & Catalog Retail		7,794

Internet Software & Services 1.2%
AOL, Inc.*	267	8,507
Equinix, Inc.*	44	7,840
Monster Worldwide, Inc.*	890	6,452
Rackspace Hosting, Inc.*	162	7,108

	Shares	Market Value
ValueClick, Inc.*	435	$6,834

Total Internet Software & Services		36,741

IT Services 3.7%
Acxiom Corp.*	545	9,140
Alliance Data Systems Corp.*	59	7,670
Broadridge Financial Solutions, Inc.	350	7,409
Convergys Corp.	513	7,562
CoreLogic, Inc.*	424	9,752
DST Systems, Inc.	140	7,546
Gartner, Inc.*	174	7,724
Global Payments, Inc.	173	7,408
Jack Henry & Associates, Inc.	215	7,467
Lender Processing Services, Inc.	334	8,240
Mantech International Corp. - Class A	311	6,820
NeuStar, Inc. - Class A*	234	8,286
VeriFone Systems, Inc.*	210	7,621
Wright Express Corp.*	127	8,176

Total IT Services		110,821

Leisure Equipment & Products 0.2%
Polaris Industries, Inc.	97	7,290

Total Leisure Equipment & Products		7,290

Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc. - Class A*	76	7,312
Charles River Laboratories International, Inc.*	225	7,657
Covance, Inc.*	159	7,463
Mettler-Toledo International, Inc.*	47	7,276
Techne Corp.	111	7,668

Total Life Sciences Tools & Services		37,376

Machinery 5.1%
AGCO Corp.*	178	7,803
CLARCOR, Inc.	146	7,059
Crane Co.	192	7,488
Donaldson Co., Inc.	204	6,963
Gardner Denver, Inc.	138	7,863
Graco, Inc.	151	6,928
Harsco Corp.	369	7,841
IDEX Corp.	187	7,134
ITT Corp.	364	6,821
Kennametal, Inc.	211	7,786
Lincoln Electric Holdings, Inc.	161	6,421
Nordson Corp.	142	7,279
Oshkosh Corp.*	353	7,950
Pentair, Inc.	185	8,109
SPX Corp.	104	6,315
Terex Corp.*	414	8,073
Timken Co.	154	5,575
Trinity Industries, Inc.	293	8,204
Valmont Industries, Inc.	64	7,928
Wabtec Corp.	102	8,076
Woodward, Inc.	193	6,479

Total Machinery		154,095

Marine 0.5%
Kirby Corp.*	144	7,599
Matson, Inc.	259	6,361

Total Marine		13,960

Media 2.4%
AMC Networks, Inc. - Class A*	192	8,325
Cinemark Holdings, Inc.	328	7,669
DreamWorks Animation SKG, Inc. - Class A*	408	7,834

3

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
John Wiley & Sons, Inc. - Class A	163	$7,767
Lamar Advertising Co. - Class A*	280	8,498
Meredith Corp.	239	7,897
New York Times Co.(The) - Class A*	1,094	8,478
Scholastic Corp.	278	8,376
Valassis Communications, Inc.*	361	8,140

Total Media		72,984

Metals & Mining 1.9%
Carpenter Technology Corp.	165	7,897
Commercial Metals Co.	618	7,966
Compass Minerals International, Inc.	103	7,451
Reliance Steel & Aluminum Co.	151	7,774
Royal Gold, Inc.	93	7,038
Steel Dynamics, Inc.	667	8,598
Worthington Industries, Inc.	442	9,591

Total Metals & Mining		56,315

Multi-Utilities 1.0%
Alliant Energy Corp.	164	7,660
Black Hills Corp.	225	7,166
MDU Resources Group, Inc.	328	7,344
Vectren Corp.	248	7,403

Total Multi-Utilities		29,573

Multiline Retail 0.2%
Saks, Inc.*	723	7,541

Total Multiline Retail		7,541

Office Electronics 0.3%
Zebra Technologies Corp. - Class A*	223	7,702

Total Office Electronics		7,702

Oil, Gas & Consumable Fuels 3.2%
Arch Coal, Inc.	1,205	8,688
Bill Barrett Corp.*	422	8,887
Cimarex Energy Co.	149	8,447
Energen Corp.	166	8,501
Forest Oil Corp.*	934	6,398
HollyFrontier Corp.	234	8,749
Northern Oil and Gas, Inc.*	425	6,698
Plains Exploration & Production Co.*	207	8,272
Quicksilver Resources, Inc.*	2,053	9,280
Rosetta Resources, Inc.*	192	8,010
SM Energy Co.	149	7,016
World Fuel Services Corp.	193	7,815

Total Oil, Gas & Consumable Fuels		96,761

Paper & Forest Products 0.5%
Domtar Corp.	92	6,795
Louisiana-Pacific Corp.*	768	7,926

Total Paper & Forest Products		14,721

Pharmaceuticals 0.5%
Endo Pharmaceuticals Holdings, Inc.*	246	7,314
Medicis Pharmaceutical Corp. - Class A	209	6,880

Total Pharmaceuticals		14,194

Professional Services 1.2%
Corporate Executive Board Co.(The)	191	8,811
FTI Consulting, Inc.*	241	6,153
Korn/Ferry International*	530	6,975
Manpower, Inc.	206	7,329
Towers Watson & Co. - Class A	124	7,270

Total Professional Services		36,538

	Shares	Market Value
Real Estate Investment Trusts (REITs) 7.0%
Alexandria Real Estate Equities, Inc.	104	$7,642
American Campus Communities, Inc.	166	7,912
BioMed Realty Trust, Inc.	399	7,501
BRE Properties, Inc.	147	7,744
Camden Property Trust	110	7,844
Corporate Office Properties Trust	326	7,257
Duke Realty Corp.	530	7,664
Equity One, Inc.	358	7,765
Essex Property Trust, Inc.	48	7,553
Federal Realty Investment Trust	74	8,041
Highwoods Properties, Inc.	223	7,553
Home Properties, Inc.	121	7,939
Hospitality Properties Trust	314	7,621
Liberty Property Trust	207	7,512
Macerich Co.(The)	128	7,476
Mack-Cali Realty Corp.	263	7,046
National Retail Properties, Inc.	272	8,024
Omega Healthcare Investors, Inc.	343	8,314
Potlatch Corp.	251	8,687
Rayonier, Inc.	169	8,060
Realty Income Corp.	185	7,622
Regency Centers Corp.	164	7,847
Senior Housing Properties Trust	352	8,008
SL Green Realty Corp.	97	7,639
Taubman Centers, Inc.	99	7,674
UDR, Inc.	282	7,504
Weingarten Realty Investors	290	7,795

Total Real Estate Investment Trusts (REITs)		209,244

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.*	213	6,824
Jones Lang LaSalle, Inc.	104	6,936

Total Real Estate Management & Development		13,760

Road & Rail 1.2%
Con-way, Inc.	212	7,551
JB Hunt Transport Services, Inc.	133	7,318
Kansas City Southern	109	7,935
Landstar System, Inc.	141	6,967
Werner Enterprises, Inc.	308	7,109

Total Road & Rail		36,880

Semiconductors & Semiconductor Equipment 2.8%
Atmel Corp.*	1,037	6,077
Cree, Inc.*	308	7,377
Cypress Semiconductor Corp.*	560	5,986
Fairchild Semiconductor International, Inc.*	539	7,470
Integrated Device Technology, Inc.*	1,379	6,950
International Rectifier Corp.*	377	6,424
Intersil Corp. - Class A	700	6,447
MEMC Electronic Materials, Inc.*	4,375	8,400
RF Micro Devices, Inc.*	1,701	6,600
Semtech Corp.*	302	7,215
Silicon Laboratories, Inc.*	205	7,575
Skyworks Solutions, Inc.*	263	7,609

Total Semiconductors & Semiconductor Equipment		84,130

Software 4.3%
ACI Worldwide, Inc.*	186	8,186
Advent Software, Inc.*	279	6,350
ANSYS, Inc.*	114	6,835
Cadence Design Systems, Inc.*	697	8,517
Compuware Corp.*	818	7,534
Concur Technologies, Inc.*	114	7,700

4

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Factset Research Systems, Inc.	69	$6,414
Fair Isaac Corp.	181	7,835
Informatica Corp.*	173	5,105
Mentor Graphics Corp.*	513	7,839
MICROS Systems, Inc.*	143	6,827
Parametric Technology Corp.*	357	7,690
Quest Software, Inc.*	305	8,522
Rovi Corp.*	314	4,201
Solarwinds, Inc.*	141	7,528
Solera Holdings, Inc.	172	6,717
Synopsys, Inc.*	249	7,542
TIBCO Software, Inc.*	274	7,697

Total Software		129,039

Specialty Retail 4.6%
Aaron’s, Inc.	266	7,802
Advance Auto Parts, Inc.	99	6,945
Aeropostale, Inc.*	419	8,263
American Eagle Outfitters, Inc.	377	7,849
ANN, Inc.*	285	7,718
Ascena Retail Group, Inc.*	385	7,061
Barnes & Noble, Inc.*	478	6,343
Chico’s FAS, Inc.	509	7,798
Collective Brands, Inc.*	346	7,446
Dick’s Sporting Goods, Inc.	156	7,663
Foot Locker, Inc.	236	7,793
Guess?, Inc.	267	8,037
Office Depot, Inc.*	3,534	6,290
PetSmart, Inc.	110	7,272
RadioShack Corp.	1,694	4,929
Rent-A-Center, Inc.	214	7,610
Signet Jewelers Ltd.	168	7,378
Tractor Supply Co.	84	7,633
Williams-Sonoma, Inc.	209	7,263

Total Specialty Retail		139,093

Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc.*	139	7,043
Deckers Outdoor Corp.*	136	5,673
Hanesbrands, Inc.*	256	7,685
PVH Corp.	92	7,308
Under Armour, Inc. - Class A*	142	7,730
Warnaco Group, Inc.(The)*	164	6,996

Total Textiles, Apparel & Luxury Goods		42,435

Thrifts & Mortgage Finance 0.8%
Astoria Financial Corp.	813	7,659
New York Community Bancorp, Inc.	605	7,853
Washington Federal, Inc.	465	7,407

Total Thrifts & Mortgage Finance		22,919

Tobacco 0.2%
Universal Corp.	162	7,377

Total Tobacco		7,377

Trading Companies & Distributors 1.0%
GATX Corp.	190	7,993
MSC Industrial Direct Co. - Class A	108	7,423
United Rentals, Inc.*	226	6,534
Watsco, Inc.	100	6,794

Total Trading Companies & Distributors		28,744

Water Utilities 0.3%
Aqua America, Inc.	305	7,820

Total Water Utilities		7,820

	Shares	Market Value
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	360	$8,723

Total Wireless Telecommunication Services		8,723

Total Common Stocks (Cost $3,105,291)		2,991,333

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	5,332	5,332

Total Short Term Investments (Cost $5,332)		5,332

Total Investments 100.0%(a) (Cost $3,110,623)		2,996,665

Other Assets and Liabilities, net – 0.0%(b)		434

Net Assets – 100.0%		$2,997,099

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.(Note G)
(b)	Amount represents less than 0.05% of net assets.

5

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Aerospace & Defense 2.0%
AAR Corp.	620	$8,810
Aerovironment, Inc.*	314	7,335
American Science & Engineering, Inc.	145	8,271
Ceradyne, Inc.	288	6,336
Cubic Corp.	166	8,029
Curtiss-Wright Corp.	245	7,342
Engility Holdings, Inc.*	313	4,570
GenCorp, Inc.*	1,214	10,258
Moog, Inc. - Class A*	194	7,060
National Presto Industries, Inc.	105	6,987
Orbital Sciences Corp.*	621	8,135
Teledyne Technologies, Inc.*	119	7,414

Total Aerospace & Defense		90,547

Air Freight & Logistics 0.3%
Forward Air Corp.	227	7,595
HUB Group, Inc. - Class A*	212	6,307

Total Air Freight & Logistics		13,902

Airlines 0.3%
Allegiant Travel Co.*	113	8,030
SkyWest, Inc.	1,102	7,714

Total Airlines		15,744

Auto Components 0.7%
Drew Industries, Inc.*	269	7,225
Spartan Motors, Inc.	1,563	7,971
Standard Motor Products, Inc.	560	7,874
Superior Industries International, Inc.	431	7,366

Total Auto Components		30,436

Automobiles 0.2%
Winnebago Industries, Inc.*	822	8,327

Total Automobiles		8,327

Beverages 0.2%
Boston Beer Co., Inc. - Class A*	67	7,217

Total Beverages		7,217

Biotechnology 0.8%
ArQule, Inc.*	1,150	6,957
Cubist Pharmaceuticals, Inc.*	179	7,708
Emergent Biosolutions, Inc.*	529	7,729
Momenta Pharmaceuticals, Inc.*	502	7,138
Spectrum Pharmaceuticals, Inc.*	626	8,758

Total Biotechnology		38,290

Building Products 1.4%
AAON, Inc.	374	6,833
AO Smith Corp.	154	7,611
Apogee Enterprises, Inc.	494	7,998
Gibraltar Industries, Inc.*	676	6,436
Griffon Corp.	903	7,937
NCI Building Systems, Inc.*	772	8,307
Quanex Building Products Corp.	430	7,267
Simpson Manufacturing Co., Inc.	260	6,302
Universal Forest Products, Inc.	195	6,226

Total Building Products		64,917

Capital Markets 1.3%
Calamos Asset Management, Inc. - Class A	643	6,797
Financial Engines, Inc.*	345	6,476

	Shares	Market Value
Investment Technology Group, Inc.*	773	$6,400
Piper Jaffray Cos.*	340	7,245
Prospect Capital Corp.	687	7,612
Stifel Financial Corp.*	237	7,134
SWS Group, Inc.*	1,299	7,443
Virtus Investment Partners, Inc.*	101	8,456

Total Capital Markets		57,563

Chemicals 2.7%
A. Schulman, Inc.	384	8,394
American Vanguard Corp.	293	6,853
Balchem Corp.	244	8,133
Calgon Carbon Corp.*	548	7,584
H.B. Fuller Co.	236	6,896
Hawkins, Inc.	216	8,217
Innophos Holdings, Inc.	140	8,116
Koppers Holdings, Inc.	218	7,181
Kraton Performance Polymers, Inc.*	386	9,040
LSB Industries, Inc.*	269	8,643
OM Group, Inc.*	404	6,343
PolyOne Corp.	544	8,013
Quaker Chemical Corp.	177	7,836
Stepan Co.	80	7,093
Tredegar Corp.	508	7,523
Zep, Inc.	548	8,362

Total Chemicals		124,227

Commercial Banks 6.0%
Bank of the Ozarks, Inc.	251	8,080
BBCN Bancorp, Inc.*	697	7,904
Boston Private Financial Holdings, Inc.	877	8,253
City Holding Co.	230	7,601
Columbia Banking System, Inc.	404	7,292
Community Bank System, Inc.	278	7,648
CVB Financial Corp.	690	8,142
First BanCorp*	2,088	7,893
First Commonwealth Financial Corp.	1,243	8,713
First Financial Bancorp	466	7,437
First Financial Bankshares, Inc.	226	7,796
First Midwest Bancorp, Inc.	742	8,385
FNB Corp.	712	7,747
Glacier Bancorp, Inc.	507	7,691
Hanmi Financial Corp.*	737	8,070
Home Bancshares, Inc.	252	7,598
Independent Bank Corp.	277	8,230
National Penn Bancshares, Inc.	855	7,558
NBT Bancorp, Inc.	363	7,627
Old National Bancorp	653	7,993
PacWest Bancorp	330	7,560
Pinnacle Financial Partners, Inc.*	431	8,426
PrivateBancorp, Inc.	517	7,920
S&T Bancorp, Inc.	424	6,996
Simmons First National Corp. - Class A	316	7,375
Sterling Bancorp	778	7,461
Susquehanna Bancshares, Inc.	784	8,357
Texas Capital Bancshares, Inc.*	191	8,230
Tompkins Financial Corp.	201	7,891
UMB Financial Corp.	160	7,690
Umpqua Holdings Corp.	593	7,401
United Bankshares, Inc.	296	6,897
United Community Banks, Inc.*	865	5,891
Wilshire Bancorp, Inc.*	1,476	9,358
Wintrust Financial Corp.	216	7,929

Total Commercial Banks		273,040

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Commercial Services & Supplies 2.3%
ABM Industries, Inc.	357	$6,640
Consolidated Graphics, Inc.*	254	6,022
Encore Capital Group, Inc.*	270	7,560
G&K Services, Inc. - Class A	247	7,783
Geo Group, Inc.(The)*	341	7,884
Healthcare Services Group, Inc.	374	8,108
Interface, Inc.	608	8,062
Mobile Mini, Inc.*	491	7,031
Portfolio Recovery Associates, Inc.*	101	8,553
SYKES Enterprises, Inc.*	479	7,085
Tetra Tech, Inc.*	294	7,559
Unifirst Corp.	128	8,015
United Stationers, Inc.	286	7,210
Viad Corp.	406	7,036

Total Commercial Services & Supplies		104,548

Communications Equipment 1.8%
Arris Group, Inc.*	579	7,347
Bel Fuse, Inc. - Class B	444	8,005
Black Box Corp.	296	7,885
Comtech Telecommunications Corp.	240	6,557
Digi International, Inc.*	777	7,110
Harmonic, Inc.*	1,673	7,094
Netgear, Inc.*	236	8,173
Oplink Communications, Inc.*	553	7,333
PC-Tel, Inc.	1,118	6,887
Symmetricom, Inc.*	1,297	7,769
Viasat, Inc.*	191	7,315

Total Communications Equipment		81,475

Computers & Peripherals 1.3%
3D Systems Corp.*	237	9,006
Avid Technology, Inc.*	1,047	9,643
Intermec, Inc.*	1,172	7,055
Intevac, Inc.*	918	5,389
Novatel Wireless, Inc.*	3,055	7,210
Stratasys, Inc.*	158	9,682
Super Micro Computer, Inc.*	454	5,634
Synaptics, Inc.*	275	7,255

Total Computers & Peripherals		60,874

Construction & Engineering 0.8%
Aegion Corp.*	459	7,987
Comfort Systems USA, Inc.	773	7,568
Dycom Industries, Inc.*	382	6,654
EMCOR Group, Inc.	265	6,977
Orion Marine Group, Inc.*	1,065	7,700

Total Construction & Engineering		36,886

Construction Materials 0.6%
Eagle Materials, Inc.	222	7,714
Headwaters, Inc.*	1,700	10,625
Texas Industries, Inc. *	227	9,482

Total Construction Materials		27,821

Consumer Finance 0.7%
Cash America International, Inc.	175	6,706
EZCORP, Inc. - Class A*	326	7,335
First Cash Financial Services, Inc.*	204	8,180
World Acceptance Corp.*	109	7,769

Total Consumer Finance		29,990

Containers & Packaging 0.2%
Myers Industries, Inc.	425	6,987

Total Containers & Packaging		6,987

	Shares	Market Value
Distributors 0.3%
Pool Corp.	203	$7,483
VOXX International Corp.*	790	5,917

Total Distributors		13,400

Diversified Consumer Services 1.0%
American Public Education, Inc.*	236	5,926
Capella Education Co.*	227	6,020
Career Education Corp.*	1,102	5,190
Coinstar, Inc.*	119	5,651
Corinthian Colleges, Inc.*	2,650	5,353
Hillenbrand, Inc.	387	6,691
Lincoln Educational Services Corp.	1,277	5,568
Universal Technical Institute, Inc.	571	6,561

Total Diversified Consumer Services		46,960

Diversified Financial Services 0.2%
Interactive Brokers Group, Inc. - Class A	513	7,105

Total Diversified Financial Services		7,105

Diversified Telecommunication Services 1.1%
Atlantic Tele-Network, Inc.	214	7,481
Cbeyond, Inc.*	1,161	8,278
Cincinnati Bell, Inc.*	2,100	8,085
General Communication, Inc. - Class A*	1,061	10,016
Lumos Networks Corp.	777	6,962
Neutral Tandem, Inc.*	565	7,718

Total Diversified Telecommunication Services		48,540

Electric Utilities 0.7%
Allete, Inc.	183	7,587
El Paso Electric Co.	233	7,887
UIL Holdings Corp.	212	7,853
UNS Energy Corp.	197	8,018

Total Electric Utilities		31,345

Electrical Equipment 1.5%
AZZ, Inc.	284	8,722
Belden, Inc.	232	7,454
Brady Corp. - Class A	264	7,004
Encore Wire Corp.	294	8,056
EnerSys*	226	7,718
Franklin Electric Co., Inc.	149	8,405
II-VI, Inc.*	387	6,749
Powell Industries, Inc.*	198	6,785
Vicor Corp.	1,094	7,341

Total Electrical Equipment		68,234

Electronic Equipment, Instruments & Components 4.9%
Agilysys, Inc.*	1,018	8,846
Anixter International, Inc.	131	7,455
Badger Meter, Inc.	206	6,981
Benchmark Electronics, Inc.*	532	8,384
Brightpoint, Inc.*	1,494	13,401
Checkpoint Systems, Inc.*	963	7,406
Cognex Corp.	215	7,267
CTS Corp.	782	6,960
Daktronics, Inc.	1,073	8,294
DTS, Inc.*	261	4,863
Electro Scientific Industries, Inc.	651	8,079
FARO Technologies, Inc.*	158	6,799
FEI Co.	153	7,300
Insight Enterprises, Inc.*	496	8,313
Littelfuse, Inc.	123	6,598
Measurement Specialties, Inc.*	224	6,671
Mercury Computer Systems, Inc.*	633	7,387
Methode Electronics, Inc.	950	8,360

2

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
MTS Systems Corp.	196	$8,520
Newport Corp.*	599	6,739
OSI Systems, Inc.*	111	7,164
Park Electrochemical Corp.	300	8,103
Plexus Corp.*	245	7,036
Pulse Electronics Corp. *	3,831	6,934
Radisys Corp.*	1,200	4,092
Rofin-Sinar Technologies, Inc.*	380	6,889
Rogers Corp.*	185	6,632
Scansource, Inc.*	242	6,987
SYNNEX Corp.*	222	7,510
TTM Technologies, Inc.*	798	8,730

Total Electronic Equipment, Instruments & Components		224,700

Energy Equipment & Services 2.1%
Basic Energy Services, Inc.*	733	7,931
Bristow Group, Inc.	187	8,559
Exterran Holdings, Inc.*	655	9,674
Gulf Island Fabrication, Inc.	286	7,954
Hornbeck Offshore Services, Inc.*	214	9,063
ION Geophysical Corp.*	1,177	7,827
Lufkin Industries, Inc.	131	6,033
Matrix Service Co.*	707	7,324
OYO Geospace Corp.*	86	8,151
Pioneer Energy Services Corp.*	1,009	8,112
SEACOR Holdings, Inc.*	86	7,306
Tetra Technologies, Inc.*	1,127	7,810

Total Energy Equipment & Services		95,744

Food & Staples Retailing 0.8%
Andersons, Inc.(The)	169	6,417
Casey’s General Stores, Inc.	124	7,369
Nash Finch Co.	361	6,917
Spartan Stores, Inc.	428	7,362
United Natural Foods, Inc.*	143	7,765

Total Food & Staples Retailing		35,830

Food Products 1.8%
B&G Foods, Inc.	295	8,260
Cal-Maine Foods, Inc.	202	7,621
Calavo Growers, Inc.	299	8,067
Darling International, Inc.*	526	8,690
Diamond Foods, Inc. *	367	5,971
Hain Celestial Group, Inc.(The)*	137	7,630
J&J Snack Foods Corp.	132	7,628
Sanderson Farms, Inc.	137	5,046
Seneca Foods Corp. - Class A*	318	7,848
Snyders-Lance, Inc.	287	6,724
TreeHouse Foods, Inc.*	127	7,111

Total Food Products		80,596

Gas Utilities 1.0%
Laclede Group, Inc.(The)	192	8,022
New Jersey Resources Corp.	170	7,803
Northwest Natural Gas Co.	157	7,644
Piedmont Natural Gas Co., Inc.	233	7,405
South Jersey Industries, Inc.	146	7,718
Southwest Gas Corp.	169	7,547

Total Gas Utilities		46,139

Health Care Equipment & Supplies 3.5%
Abaxis, Inc.*	227	8,102
Align Technology, Inc.*	240	8,150
Analogic Corp.	121	7,746
Cantel Medical Corp.	290	7,575

	Shares	Market Value
CONMED Corp.	271	$7,436
CryoLife, Inc.*	1,503	8,357
Cyberonics, Inc.*	181	7,837
Greatbatch, Inc.*	347	7,922
Haemonetics Corp.*	106	7,622
ICU Medical, Inc.*	144	7,680
Integra LifeSciences Holdings Corp.*	215	8,269
Invacare Corp.	492	6,932
Meridian Bioscience, Inc.	386	6,450
Merit Medical Systems, Inc.*	574	7,755
Natus Medical, Inc.*	677	8,368
Neogen Corp.*	175	6,732
NuVasive, Inc.*	356	7,437
Palomar Medical Technologies, Inc.*	871	6,977
SurModics, Inc.*	485	7,731
Symmetry Medical, Inc.*	907	7,029
West Pharmaceutical Services, Inc.	154	7,666

Total Health Care Equipment & Supplies		159,773

Health Care Providers & Services 4.1%
Air Methods Corp.*	83	9,050
Almost Family, Inc.*	350	7,704
Amedisys, Inc.*	631	7,692
AMN Healthcare Services, Inc.*	1,222	7,136
Amsurg Corp.*	258	7,621
Bio-Reference Labs, Inc.*	343	8,489
Centene Corp.*	208	7,912
Chemed Corp.	126	7,909
CorVel Corp.*	165	7,613
Cross Country Healthcare, Inc.*	1,731	7,893
Ensign Group, Inc.(The)	271	7,602
Gentiva Health Services, Inc.*	1,290	8,591
Hanger Orthopedic Group, Inc.*	316	8,143
Healthways, Inc.*	995	11,154
IPC The Hospitalist Co., Inc.*	190	8,170
Kindred Healthcare, Inc.*	876	8,296
Landauer, Inc.	148	8,430
LHC Group, Inc.*	412	7,371
Magellan Health Services, Inc.*	178	8,580
Molina Healthcare, Inc.*	329	8,031
MWI Veterinary Supply, Inc.*	79	7,196
PharMerica Corp.*	758	7,800
PSS World Medical, Inc.*	361	7,541

Total Health Care Providers & Services		185,924

Health Care Technology 0.7%
Computer Programs & Systems, Inc.	134	6,633
HealthStream, Inc.*	235	6,566
Medidata Solutions, Inc.*	268	9,490
Omnicell, Inc.*	530	6,916
Quality Systems, Inc.	257	4,153

Total Health Care Technology		33,758

Hotels, Restaurants & Leisure 3.6%
Biglari Holdings, Inc.*	19	7,139
BJ’s Restaurants, Inc.*	175	6,926
Boyd Gaming Corp.*	996	5,677
Buffalo Wild Wings, Inc.*	89	6,460
CEC Entertainment, Inc.	212	7,306
Cracker Barrel Old Country Store, Inc.	123	7,707
DineEquity, Inc.*	161	8,581
Interval Leisure Group, Inc.	420	7,703
Jack in the Box, Inc.*	286	7,719
Marcus Corp.	523	6,862
Marriott Vacations Worldwide Corp.*	267	8,282
Monarch Casino & Resort, Inc.*	821	6,133

3

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Multimedia Games Holding Co., Inc.*	588	$8,320
Papa John’s International, Inc.*	155	7,907
Peet’s Coffee & Tea, Inc.*	123	9,274
Pinnacle Entertainment, Inc.*	740	8,029
Red Robin Gourmet Burgers, Inc.*	242	7,224
Ruby Tuesday, Inc.*	1,065	6,827
Ruth’s Hospitality Group, Inc*	1,162	7,809
Shuffle Master, Inc.*	509	7,436
Sonic Corp.*	854	8,455
Texas Roadhouse, Inc.	416	7,201

Total Hotels, Restaurants & Leisure		164,977

Household Durables 1.8%
American Greetings Corp. - Class A	511	6,791
Blyth, Inc.	208	7,130
Ethan Allen Interiors, Inc.	342	7,055
Helen of Troy Ltd.*	229	6,975
iRobot Corp.*	348	7,921
La-Z-Boy, Inc.*	535	6,399
M/I Homes, Inc.*	520	8,627
Meritage Homes Corp.*	274	9,617
Ryland Group, Inc.	344	8,215
Standard Pacific Corp.*	1,444	8,188
Universal Electronics, Inc.*	593	7,466

Total Household Durables		84,384

Household Products 0.4%
Central Garden and Pet Co. - Class A*	810	9,250
WD-40 Co.	153	7,352

Total Household Products		16,602

Industrial Conglomerates 0.2%
Standex International Corp.	180	7,700

Total Industrial Conglomerates		7,700

Insurance 2.7%
AMERISAFE, Inc.*	267	6,666
eHealth, Inc.*	461	8,469
Employers Holdings, Inc.	432	7,724
Horace Mann Educators Corp.	434	7,569
Infinity Property & Casualty Corp.	132	7,631
Meadowbrook Insurance Group, Inc.	821	5,780
National Financial Partners Corp.*	560	8,316
Navigators Group, Inc.(The)*	150	7,264
Presidential Life Corp.	821	11,404
ProAssurance Corp.	83	7,434
RLI Corp.	108	6,956
Safety Insurance Group, Inc.	177	7,501
Selective Insurance Group, Inc.	430	7,422
Stewart Information Services Corp.	523	8,928
Tower Group, Inc.	370	6,897
United Fire Group, Inc.	337	6,605

Total Insurance		122,566

Internet & Catalog Retail 0.4%
Blue Nile, Inc.*	220	5,650
Nutrisystem, Inc.	690	7,235
PetMed Express, Inc.	616	5,987

Total Internet & Catalog Retail		18,872

Internet Software & Services 2.2%
Blucora, Inc.*	597	9,104
comScore, Inc.*	406	6,252
DealerTrack Holdings, Inc.*	279	8,138
Digital River, Inc.*	471	8,379
j2 Global, Inc.	307	9,189
Liquidity Services, Inc.*	116	5,304

	Shares	Market Value
LivePerson, Inc.*	405	$7,573
LogMeIn, Inc.*	244	4,624
OpenTable, Inc.*	176	6,399
Perficient, Inc.*	665	8,838
QuinStreet, Inc.*	793	7,193
Stamps.com, Inc.*	314	6,641
United Online, Inc.	1,862	7,895
XO Group, Inc.*	813	7,000

Total Internet Software & Services		102,529

IT Services 2.3%
CACI International, Inc. - Class A*	151	8,524
Cardtronics, Inc.*	265	8,218
CIBER, Inc.*	2,031	7,616
CSG Systems International, Inc.*	449	7,916
ExlService Holdings, Inc.*	316	7,789
Forrester Research, Inc.	221	6,307
Heartland Payment Systems, Inc.	257	8,147
Higher One Holdings, Inc.*	673	7,464
iGate Corp.*	438	6,964
MAXIMUS, Inc.	161	8,131
NCI, Inc. - Class A*	1,830	10,852
TeleTech Holdings, Inc.*	479	7,884
Virtusa Corp.*	505	7,651

Total IT Services		103,463

Leisure Equipment & Products 0.9%
Arctic Cat, Inc.*	200	8,800
Brunswick Corp.	351	7,718
Callaway Golf Co.	1,306	7,170
Jakks Pacific, Inc.	396	6,344
Sturm Ruger & Co., Inc.	199	9,837

Total Leisure Equipment & Products		39,869

Life Sciences Tools & Services 0.8%
Affymetrix, Inc.*	1,527	6,398
Cambrex Corp.*	1,027	9,479
Enzo Biochem, Inc.*	3,697	5,546
Luminex Corp.*	323	5,533
PAREXEL International Corp.*	272	7,485

Total Life Sciences Tools & Services		34,441

Machinery 3.1%
Actuant Corp. - Class A	281	7,997
Albany International Corp. - Class A	408	7,303
Astec Industries, Inc.*	259	7,563
Barnes Group, Inc.	306	7,301
Briggs & Stratton Corp.	429	7,482
Cascade Corp.	163	7,679
CIRCOR International, Inc.	227	6,989
EnPro Industries, Inc.*	189	6,515
ESCO Technologies, Inc.	211	7,598
Federal Signal Corp.*	1,553	8,806
John Bean Technologies Corp.	533	7,809
Kaydon Corp.	329	6,942
Lindsay Corp.	127	9,004
Lydall, Inc.*	590	7,528
Mueller Industries, Inc.	173	7,375
Robbins & Myers, Inc.	160	7,334
Tennant Co.	175	7,292
Toro Co.(The)	204	7,670
Watts Water Technologies, Inc. - Class A	221	7,435

Total Machinery		143,622

Media 0.8%
Arbitron, Inc.	216	7,575

4

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Digital Generation, Inc.*	597	$6,364
E.W. Scripps Co. - Class A*	834	7,748
Harte-Hanks, Inc.	842	5,305
Live Nation Entertainment, Inc.*	844	7,528

Total Media		34,520

Metals & Mining 1.7%
A.M. Castle & Co.*	702	5,118
AK Steel Holding Corp. *	1,275	6,783
AMCOL International Corp.	253	7,767
Century Aluminum Co.*	1,007	6,153
Globe Specialty Metals, Inc.	595	7,455
Haynes International, Inc.	146	7,036
Kaiser Aluminum Corp.	156	8,508
Materion Corp.	331	6,497
Olympic Steel, Inc.	451	7,058
RTI International Metals, Inc.*	337	7,566
SunCoke Energy, Inc.*	524	8,384

Total Metals & Mining		78,325

Multi-Utilities 0.5%
Avista Corp.	283	7,834
CH Energy Group, Inc.	113	7,348
NorthWestern Corp.	205	7,571

Total Multi-Utilities		22,753

Multiline Retail 0.3%
Fred’s, Inc. - Class A	520	7,384
Tuesday Morning Corp.*	1,590	8,045

Total Multiline Retail		15,429

Oil, Gas & Consumable Fuels 1.9%
Approach Resources, Inc.*	277	7,313
Cloud Peak Energy, Inc.*	476	7,878
Comstock Resources, Inc.*	512	8,284
Contango Oil & Gas Co.*	136	8,058
Gulfport Energy Corp.*	393	8,096
Overseas Shipholding Group, Inc.	685	3,918
PDC Energy, Inc.*	321	8,410
Penn Virginia Corp.	1,372	9,192
Petroquest Energy, Inc.*	1,427	7,863
Stone Energy Corp.*	312	8,193
Swift Energy Co.*	403	7,532

Total Oil, Gas & Consumable Fuels		84,737

Paper & Forest Products 1.2%
Buckeye Technologies, Inc.	251	7,560
Clearwater Paper Corp.*	225	7,929
Deltic Timber Corp.	127	7,850
KapStone Paper and Packaging Corp.*	467	7,850
Neenah Paper, Inc.	289	7,763
Schweitzer-Mauduit International, Inc.	109	7,423
Wausau Paper Corp.	804	6,826

Total Paper & Forest Products		53,201

Personal Products 0.6%
Inter Parfums, Inc.	437	7,106
Medifast, Inc.*	409	11,493
Prestige Brands Holdings, Inc.*	533	8,746

Total Personal Products		27,345

Pharmaceuticals 1.2%
Akorn, Inc.*	511	6,985
Hi-Tech Pharmacal Co., Inc.*	254	8,728
Medicines Co.(The)*	330	8,263
Par Pharmaceutical Cos., Inc.*	215	10,741
Questcor Pharmaceuticals, Inc.*	168	6,194

	Shares	Market Value
Salix Pharmaceuticals Ltd.*	139	$6,230
ViroPharma, Inc.*	364	7,903

Total Pharmaceuticals		55,044

Professional Services 1.5%
CDI Corp.	458	7,401
Dolan Co.(The)*	928	4,529
Exponent, Inc.*	150	7,754
Heidrick & Struggles International, Inc.	455	6,088
Insperity, Inc.	288	7,557
Kelly Services, Inc. - Class A	593	7,033
Navigant Consulting, Inc.*	637	7,408
On Assignment, Inc.*	464	7,234
Resources Connection, Inc.	632	7,135
TrueBlue, Inc.*	488	7,427

Total Professional Services		69,566

Real Estate Investment Trusts (REITs) 4.9%
Acadia Realty Trust	323	7,733
Cedar Realty Trust, Inc.	1,509	7,771
Colonial Properties Trust	340	7,701
Cousins Properties, Inc.	1,004	7,620
DiamondRock Hospitality Co.	736	6,963
EastGroup Properties, Inc.	146	7,808
Entertainment Properties Trust	173	7,813
Extra Space Storage, Inc.	255	8,349
Franklin Street Properties Corp.	725	7,518
Getty Realty Corp.	448	8,324
Healthcare Realty Trust, Inc.	329	8,080
Inland Real Estate Corp.	866	6,911
Kilroy Realty Corp.	158	7,480
Kite Realty Group Trust	1,464	7,364
LaSalle Hotel Properties	272	7,143
Lexington Realty Trust	889	7,948
LTC Properties, Inc.	225	8,032
Medical Properties Trust, Inc.	805	7,929
Mid-America Apartment Communities, Inc.	110	7,615
Parkway Properties, Inc.	667	7,424
Pennsylvania Real Estate Investment Trust	551	7,912
Post Properties, Inc.	150	7,748
PS Business Parks, Inc.	109	7,369
Sabra Health Care REIT, Inc.	469	8,686
Saul Centers, Inc.	171	7,120
Sovran Self Storage, Inc.	148	8,451
Tanger Factory Outlet Centers	235	7,567
Universal Health Realty Income Trust	186	8,098
Urstadt Biddle Properties, Inc. - Class A	383	7,273

Total Real Estate Investment Trusts (REITs)		223,750

Real Estate Management & Development 0.1%
Forestar Group, Inc.*	570	6,487

Total Real Estate Management & Development		6,487

Road & Rail 0.6%
Arkansas Best Corp.	603	8,255
Heartland Express, Inc.	518	7,200
Knight Transportation, Inc.	442	6,776
Old Dominion Freight Line, Inc.*	174	7,378

Total Road & Rail		29,609

Semiconductors & Semiconductor Equipment 5.6%
Advanced Energy Industries, Inc.*	530	6,530
ATMI, Inc.*	366	6,947
Brooks Automation, Inc.	786	7,278

5

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Cabot Microelectronics Corp.	233	$6,850
CEVA, Inc.*	406	6,309
Cirrus Logic, Inc.*	258	9,487
Cohu, Inc.	801	6,889
Cymer, Inc.*	136	7,781
Diodes, Inc.*	372	7,046
DSP Group, Inc.*	1,212	7,005
Entropic Communications, Inc.*	1,756	10,536
Exar Corp.*	929	6,875
GT Advanced Technologies, Inc.*	1,639	8,392
Hittite Microwave Corp.*	150	7,600
Kopin Corp.*	2,289	8,309
Kulicke & Soffa Industries, Inc.*	742	8,214
Micrel, Inc.	757	7,070
Microsemi Corp.*	417	8,073
MKS Instruments, Inc.	268	7,075
Monolithic Power Systems, Inc.*	370	7,171
Nanometrics, Inc.*	471	7,154
Pericom Semiconductor Corp.*	885	7,115
Power Integrations, Inc.	179	6,308
Rubicon Technology, Inc.*	753	7,568
Rudolph Technologies, Inc.*	856	8,560
Sigma Designs, Inc.*	1,179	8,017
Standard Microsystems Corp.*	202	7,456
STR Holdings, Inc.*	2,220	7,415
Supertex, Inc.*	392	6,660
Tessera Technologies, Inc.	552	7,976
TriQuint Semiconductor, Inc.*	1,359	7,665
Ultratech, Inc.*	234	7,444
Veeco Instruments, Inc.*	214	7,642
Volterra Semiconductor Corp.*	276	6,342

Total Semiconductors & Semiconductor Equipment		254,759

Software 3.1%
Blackbaud, Inc.	293	7,905
Bottomline Technologies, Inc.*	421	7,995
CommVault Systems, Inc.*	153	7,424
Ebix, Inc.	415	9,001
EPIQ Systems, Inc.	598	6,751
Interactive Intelligence Group*	282	7,355
JDA Software Group, Inc.*	257	7,602
Manhattan Associates, Inc.*	161	7,517
MicroStrategy, Inc. - Class A*	61	7,104
Monotype Imaging Holdings, Inc.*	503	7,384
Netscout Systems, Inc.*	349	8,153
OPNET Technologies, Inc.	274	7,245
Progress Software Corp.*	410	7,970
Sourcefire, Inc.*	144	7,351
Synchronoss Technologies, Inc.*	413	7,897
Take-Two Interactive Software, Inc.*	680	5,970
Tyler Technologies, Inc.*	191	7,453
VASCO Data Security International, Inc.*	1,006	9,305
Websense, Inc.*	410	6,154

Total Software		143,536

Specialty Retail 5.5%
Big 5 Sporting Goods Corp.	1,064	8,023
Brown Shoe Co., Inc.	632	8,696
Buckle, Inc.(The)	195	7,541
Cabela’s, Inc.*	211	9,693
Cato Corp. (The) - Class A	251	7,028
Children’s Place Retail Stores, Inc.(The)*	162	8,230
Christopher & Banks Corp. *	7,041	15,349
Coldwater Creek, Inc.*	11,374	7,279
Finish Line, Inc. (The) - Class A	374	7,809
Genesco, Inc.*	114	7,549

	Shares	Market Value
Group 1 Automotive, Inc.	146	$7,848
Haverty Furniture Cos., Inc.	673	7,591
Hibbett Sports, Inc.*	129	7,839
HOT Topic, Inc.	765	7,772
JOS A Bank Clothiers, Inc.*	180	7,607
Kirkland’s, Inc.*	647	6,994
Lithia Motors, Inc. - Class A	297	8,274
Lumber Liquidators Holdings, Inc.*	244	10,319
MarineMax, Inc.*	828	6,160
Men’s Wearhouse, Inc.(The)	254	6,922
Monro Muffler Brake, Inc.	219	7,242
OfficeMax, Inc.*	1,654	7,427
PEP Boys-Manny Moe & Jack	812	7,365
Rue21, Inc.*	282	6,949
Select Comfort Corp.*	321	8,349
Sonic Automotive, Inc. - Class A	507	8,680
Stage Stores, Inc.	438	8,296
Stein Mart, Inc.*	963	7,656
Vitamin Shoppe, Inc.*	146	8,018
Zale Corp.*	2,911	8,791
Zumiez, Inc.*	197	7,157

Total Specialty Retail		250,453

Textiles, Apparel & Luxury Goods 2.1%
Crocs, Inc.*	450	6,908
Fifth & Pacific Cos., Inc.*	655	7,257
Iconix Brand Group, Inc.*	439	7,784
K-Swiss, Inc. - Class A*	2,440	7,588
Maidenform Brands, Inc.*	384	8,095
Movado Group, Inc.	281	6,587
Oxford Industries, Inc.	158	6,832
Perry Ellis International, Inc.*	405	7,634
Quiksilver, Inc.*	2,698	7,797
Skechers U.S.A., Inc. - Class A*	383	7,637
Steven Madden Ltd.*	187	7,560
True Religion Apparel, Inc.	248	6,508
Wolverine World Wide, Inc.	182	8,086

Total Textiles, Apparel & Luxury Goods		96,273

Thrifts & Mortgage Finance 1.4%
Bank Mutual Corp.	1,848	7,872
Brookline Bancorp, Inc.	857	7,207
Dime Community Bancshares, Inc.	563	8,164
Northwest Bancshares, Inc.	638	7,433
Oritani Financial Corp.	543	7,651
Provident Financial Services, Inc.	518	7,889
TrustCo Bank Corp. NY	1,408	7,758
ViewPoint Financial Group	482	8,486

Total Thrifts & Mortgage Finance		62,460

Tobacco 0.2%
Alliance One International, Inc.*	2,549	8,310

Total Tobacco		8,310

Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	202	7,506
Kaman Corp.	252	8,210
Lawson Products, Inc.	804	7,815

Total Trading Companies & Distributors		23,531

Water Utilities 0.2%
American States Water Co.	196	7,967

Total Water Utilities		7,967

Wireless Telecommunication Services 0.3%
NTELOS Holdings Corp.	385	8,162

6

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
USA Mobility, Inc.	574	$6,394

Total Wireless Telecommunication Services		14,556

Total Common Stocks (Cost $4,431,882)		4,552,475

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	3,746	3,746

Total Short Term Investments (Cost $3,746)		3,746

Total Investments 100.0%(a) (Cost $4,435,628)		4,556,221

Other Assets and Liabilities, net – 0.0%(b)		(73)

Net Assets – 100.0%		$4,556,148

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

7

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.5%

Aerospace & Defense 1.0%
Alliant Techsystems, Inc.	938	$43,448
BE Aerospace, Inc.*	1,028	40,328
Engility Holdings, Inc.*	103	1,504
Exelis, Inc.	4,559	42,855
Huntington Ingalls Industries, Inc.*	1,163	45,345
L-3 Communications Holdings, Inc.	620	43,952
Rockwell Collins, Inc.	906	45,816
Spirit Aerosystems Holdings, Inc. - Class A*	1,918	45,073
Textron, Inc.	1,783	46,447
TransDigm Group, Inc.*	357	44,040
Triumph Group, Inc.	792	49,524

Total Aerospace & Defense		448,332

Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	760	40,166
Expeditors International of Washington, Inc.	1,129	40,159
UTi Worldwide, Inc.	2,990	39,617

Total Air Freight & Logistics		119,942

Airlines 0.4%
Copa Holdings SA - Class A	564	43,727
Delta Air Lines, Inc.*	4,166	40,202
Southwest Airlines Co.	4,924	45,252
United Continental Holdings, Inc.*	1,917	36,212

Total Airlines		165,393

Auto Components 0.6%
Allison Transmission Holdings, Inc.	2,369	44,561
BorgWarner, Inc.*	560	37,576
Delphi Automotive PLC*	1,321	37,503
Gentex Corp.	1,783	28,546
Goodyear Tire & Rubber Co.(The)*	3,333	38,163
Lear Corp.	993	35,301
TRW Automotive Holdings Corp.*	974	38,278
Visteon Corp.*	977	31,684

Total Auto Components		291,612

Automobiles 0.2%
Harley-Davidson, Inc.	763	32,985
Tesla Motors, Inc.*	1,198	32,849
Thor Industries, Inc.	1,355	38,929

Total Automobiles		104,763

Beverages 2.4%
Beam, Inc.	2,434	153,050
Brown-Forman Corp. - Class B	1,650	154,374
Coca-Cola Enterprises, Inc.	5,570	163,313
Constellation Brands, Inc. - Class A*	7,729	218,035
Dr Pepper Snapple Group, Inc.	3,590	163,632
Molson Coors Brewing Co. - Class B	3,879	164,159
Monster Beverage Corp.*	2,019	134,203

Total Beverages		1,150,766

Biotechnology 2.1%
Alexion Pharmaceuticals, Inc.*	725	76,016
Amylin Pharmaceuticals, Inc.*	2,603	80,146
Ariad Pharmaceuticals, Inc.*	4,101	78,452
BioMarin Pharmaceutical, Inc.*	1,925	75,633
Human Genome Sciences, Inc.*	5,392	76,782
Incyte Corp.*	3,039	75,945

	Shares	Market Value
Medivation, Inc.*	823	$82,053
Myriad Genetics, Inc.*	3,078	76,488
Onyx Pharmaceuticals, Inc.*	1,618	121,302
Regeneron Pharmaceuticals, Inc.*	617	83,079
United Therapeutics Corp.*	1,493	81,787
Vertex Pharmaceuticals, Inc.*	1,251	60,686

Total Biotechnology		968,369

Building Products 0.7%
Armstrong World Industries, Inc.	1,651	63,811
Fortune Brands Home & Security, Inc.*	1,656	36,631
Lennox International, Inc.	1,867	81,532
Masco Corp.	5,855	70,435
Owens Corning*	2,766	74,295

Total Building Products		326,704

Capital Markets 1.1%
Affiliated Managers Group, Inc.*	271	30,241
American Capital Ltd.*	3,024	30,119
Ameriprise Financial, Inc.	570	29,480
Ares Capital Corp.	1,903	31,647
E*Trade Financial Corp.*	3,592	27,407
Eaton Vance Corp.	1,096	29,077
Federated Investors, Inc. - Class B	1,317	26,485
Invesco Ltd.	1,292	28,592
Janus Capital Group, Inc.	3,679	26,599
Jefferies Group, Inc.	2,208	27,688
Lazard Ltd. - Class A	1,117	29,991
Legg Mason, Inc.	1,117	27,389
LPL Financial Holdings, Inc.	853	23,901
Northern Trust Corp.	647	29,374
Raymond James Financial, Inc.	833	28,005
SEI Investments Co.	1,481	31,368
T. Rowe Price Group, Inc.	468	28,431
TD Ameritrade Holding Corp.	1,669	26,571
Waddell & Reed Financial, Inc. - Class A	952	27,694

Total Capital Markets		540,059

Chemicals 4.0%
Airgas, Inc.	951	75,433
Albemarle Corp.	1,323	77,025
Ashland, Inc.	1,189	83,694
Cabot Corp.	2,125	82,875
Celanese Corp. - Series A	2,090	79,692
CF Industries Holdings, Inc.	452	88,484
Cytec Industries, Inc.	1,340	82,490
Eastman Chemical Co.	1,655	86,523
FMC Corp.	1,554	85,004
Huntsman Corp.	6,068	76,760
International Flavors & Fragrances, Inc.	1,418	79,039
Intrepid Potash, Inc.*	3,849	89,836
Kronos Worldwide, Inc.	4,765	80,624
NewMarket Corp.	385	88,504
PPG Industries, Inc.	769	84,175
Rockwood Holdings, Inc.	1,743	77,075
RPM International, Inc.	3,096	82,044
Scotts Miracle-Gro Co.(The) - Class A	2,012	80,279
Sherwin-Williams Co.(The)	619	83,163
Sigma-Aldrich Corp.	1,110	76,812
Valspar Corp.	1,681	84,386
Westlake Chemical Corp.	1,545	91,711
WR Grace & Co*	1,603	89,832

Total Chemicals		1,905,460

Commercial Banks 1.7%
Associated Banc-Corp.	2,235	27,915

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Bank of Hawaii Corp.	630	$29,427
BOK Financial Corp.	509	28,753
CapitalSource, Inc.	4,310	28,231
CIT Group, Inc.*	843	30,786
City National Corp.	594	29,272
Comerica, Inc.	955	28,851
Commerce Bancshares, Inc.	759	29,889
Cullen/Frost Bankers, Inc.	511	28,263
East West Bancorp, Inc.	1,278	27,860
Fifth Third Bancorp	2,199	30,390
First Citizens BancShares Inc. - Class A	172	28,258
First Horizon National Corp.	3,430	28,229
First Niagara Financial Group, Inc.	3,574	27,091
First Republic Bank/San Franciso	886	28,822
Fulton Financial Corp.	2,917	26,807
Huntington Bancshares, Inc.	4,562	28,353
KeyCorp	3,790	30,244
M&T Bank Corp.	355	30,473
Popular, Inc.*	1,936	29,176
Regions Financial Corp.	4,291	29,865
Signature Bank*	482	31,089
SunTrust Banks, Inc.	1,241	29,350
SVB Financial Group*	507	29,310
Synovus Financial Corp.	15,443	29,342
TCF Financial Corp.	2,533	26,166
Valley National Bancorp	2,709	25,194
Zions Bancorp	1,483	26,991

Total Commercial Banks		804,397

Commercial Services & Supplies 1.4%
Avery Dennison Corp.	1,601	49,295
Cintas Corp.	1,208	47,873
Clean Harbors, Inc.*	759	45,950
Copart, Inc.*	1,887	44,835
Corrections Corp. of America	1,687	52,432
Covanta Holding Corp.	2,693	46,266
Iron Mountain, Inc.	1,369	44,095
KAR Auction Services, Inc.*	2,356	37,719
Pitney Bowes, Inc.	3,055	40,815
R.R. Donnelley & Sons Co.	4,178	50,637
Republic Services, Inc.	1,734	50,165
Rollins, Inc.	2,045	48,221
Stericycle, Inc.*	501	46,518
Waste Connections, Inc.	1,547	47,601

Total Commercial Services & Supplies		652,422

Communications Equipment 1.0%
Acme Packet, Inc.*	2,511	39,799
Brocade Communications Systems, Inc.*	11,298	56,151
EchoStar Corp. - Class A*	1,988	57,255
F5 Networks, Inc.*	548	51,172
Harris Corp.	1,314	54,728
JDS Uniphase Corp.*	5,235	51,512
Juniper Networks, Inc.*	3,343	58,603
Polycom, Inc.*	5,191	45,369
Riverbed Technology, Inc.*	3,179	56,078

Total Communications Equipment		470,667

Computers & Peripherals 0.8%
Diebold, Inc.	1,476	47,749
Fusion-io, Inc.*	2,588	49,482
Lexmark International, Inc. - Class A	1,734	30,328
NCR Corp.*	2,550	59,466
NetApp, Inc.*	1,781	58,185
SanDisk Corp.*	1,480	60,872

	Shares	Market Value
Western Digital Corp.*	1,783	$70,910

Total Computers & Peripherals		376,992

Construction & Engineering 0.8%
Aecom Technology Corp.*	2,760	44,740
Chicago Bridge & Iron Co. NV	1,202	42,960
Fluor Corp.	926	45,911
Jacobs Engineering Group, Inc.*	1,238	47,750
KBR, Inc.	1,739	45,631
Quanta Services, Inc.*	1,956	44,968
Shaw Group, Inc.(The)*	1,712	66,682
URS Corp.	1,301	45,626

Total Construction & Engineering		384,268

Construction Materials 0.4%
Martin Marietta Materials, Inc.	1,162	87,313
Vulcan Materials Co.	2,340	90,651

Total Construction Materials		177,964

Consumer Finance 0.1%
SLM Corp.	1,887	30,173

Total Consumer Finance		30,173

Containers & Packaging 1.9%
AptarGroup, Inc.	1,558	77,916
Ball Corp.	1,912	79,463
Bemis Co., Inc.	2,549	78,382
Crown Holdings, Inc.*	2,358	84,652
Greif, Inc. - Class A	1,951	84,400
Owens-Illinois, Inc.*	4,245	78,320
Packaging Corp. of America	2,935	90,369
Rock-Tenn Co. - Class A	1,483	86,340
Sealed Air Corp.	5,143	83,317
Silgan Holdings, Inc.	1,828	75,332
Sonoco Products Co.	2,637	79,927

Total Containers & Packaging		898,418

Distributors 0.2%
Genuine Parts Co.	614	39,314
LKQ Corp.*	1,039	36,708

Total Distributors		76,022

Diversified Consumer Services 0.4%
Apollo Group, Inc. - Class A*	1,127	30,654
DeVry, Inc.	1,431	28,091
H&R Block, Inc.	2,486	40,099
ITT Educational Services, Inc.*	682	26,475
Service Corp. International	3,200	41,120
Weight Watchers International, Inc.*	698	35,319

Total Diversified Consumer Services		201,758

Diversified Financial Services 0.5%
CBOE Holdings, Inc.	1,041	29,668
Interactive Brokers Group, Inc. - Class A	1,978	27,395
IntercontinentalExchange, Inc.*	213	27,950
Leucadia National Corp.	1,331	28,856
Moody’s Corp.	792	32,100
MSCI, Inc. - Class A*	890	29,504
Nasdaq OMX Group, Inc.(The)	1,304	29,601
NYSE Euronext	1,153	29,378

Total Diversified Financial Services		234,452

Diversified Telecommunication Services 0.9%
Frontier Communications Corp.	27,493	107,773
Level 3 Communications, Inc.*	4,882	94,076
tw telecom, Inc.*	4,235	106,425

2

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Windstream Corp.	10,700	$106,572

Total Diversified Telecommunication Services		414,846

Electric Utilities 3.0%
Edison International	2,324	107,322
Entergy Corp.	1,593	115,763
Great Plains Energy, Inc.	5,073	112,519
Hawaiian Electric Industries, Inc.	3,729	106,239
ITC Holdings Corp.	1,543	114,475
Northeast Utilities	2,766	110,308
NV Energy, Inc.	6,089	111,368
OGE Energy Corp.	1,964	104,308
Pepco Holdings, Inc.	5,485	109,481
Pinnacle West Capital Corp.	2,059	110,239
PPL Corp.	3,810	110,109
Westar Energy, Inc.	3,578	109,344
Xcel Energy, Inc.	3,723	109,084

Total Electric Utilities		1,430,559

Electrical Equipment 1.0%
AMETEK, Inc.	1,299	40,269
Babcock & Wilcox Co. (The)*	1,837	46,109
Cooper Industries PLC	665	47,800
General Cable Corp.*	1,690	44,160
GrafTech International, Ltd.*	4,696	49,073
Hubbell, Inc. - Class B	585	48,134
Polypore International, Inc.*	2,097	77,924
Regal-Beloit Corp.	721	46,411
Rockwell Automation, Inc.	654	44,053
Roper Industries, Inc.	442	43,957

Total Electrical Equipment		487,890

Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp. - Class A	960	56,525
Arrow Electronics, Inc.*	1,593	53,764
Avnet, Inc.*	1,729	54,464
AVX Corp.	5,002	48,719
Dolby Laboratories, Inc. - Class A*	1,286	45,332
FLIR Systems, Inc.	2,268	46,381
Ingram Micro, Inc. - Class A*	3,157	47,323
IPG Photonics Corp.*	1,250	64,787
Itron, Inc.*	1,134	44,192
Jabil Circuit, Inc.	2,833	61,476
Molex, Inc.	2,190	55,013
National Instruments Corp.	1,697	43,850
Tech Data Corp.*	1,156	57,916
Trimble Navigation, Ltd.*	917	40,586
Vishay Intertechnology, Inc.*	5,552	54,798

Total Electronic Equipment, Instruments & Components		775,126

Energy Equipment & Services 4.0%
Atwood Oceanics, Inc.*	2,532	112,750
Cameron International Corp.*	2,193	110,242
CARBO Ceramics, Inc.	1,223	78,492
Diamond Offshore Drilling, Inc.	1,627	106,438
Dresser-Rand Group, Inc.*	2,235	103,950
FMC Technologies, Inc.*	2,390	107,837
Helmerich & Payne, Inc.	2,135	99,277
IHS, Inc. - Class A*	443	48,849
McDermott International, Inc.*	9,081	106,248
Nabors Industries Ltd.*	7,194	99,565
Oceaneering International, Inc.	2,141	110,668
Oil States International, Inc.*	1,417	103,016
Patterson-UTI Energy, Inc.	6,764	104,707
Rowan Cos., PLC - Class A*	3,083	108,306

	Shares	Market Value
RPC, Inc.	9,149	$123,054
SEACOR Holdings, Inc.*	1,146	97,353
Superior Energy Services, Inc.*	5,034	109,087
Tidewater, Inc.	984	47,793
Unit Corp.*	2,678	106,477

Total Energy Equipment & Services		1,884,109

Food & Staples Retailing 1.3%
Fresh Market, Inc.(The)*	2,852	167,954
Kroger Co.(The)	6,770	150,091
Safeway, Inc.	8,666	134,756
Whole Foods Market, Inc.	1,607	147,491

Total Food & Staples Retailing		600,292

Food Products 5.0%
Bunge Ltd.	2,604	171,265
Campbell Soup Co.	4,738	156,875
ConAgra Foods, Inc.	6,140	151,597
Dean Foods Co.*	9,312	115,189
Flowers Foods, Inc.	6,641	141,918
Green Mountain Coffee Roasters, Inc.*	7,252	132,422
H.J. Heinz Co.	2,785	153,760
Hershey Co.(The)	2,188	156,967
Hillshire Brands Co.	1,652	42,308
Hormel Foods Corp.	5,082	141,839
Ingredion, Inc.	3,049	158,304
J.M. Smucker Co.(The)	2,009	154,291
McCormick & Co., Inc.	2,611	158,958
Mead Johnson Nutrition Co.	1,781	129,942
Ralcorp Holdings, Inc.*	2,340	139,628
Smithfield Foods, Inc.*	7,335	135,697
Tyson Foods, Inc. - Class A	8,020	120,380

Total Food Products		2,361,340

Gas Utilities 1.4%
AGL Resources, Inc.	2,720	110,160
Atmos Energy Corp.	3,097	111,027
National Fuel Gas Co.	2,324	113,737
Oneok, Inc.	2,426	107,981
Questar Corp.	5,216	106,146
UGI Corp.	3,642	111,627

Total Gas Utilities		660,678

Health Care Equipment & Supplies 2.6%
Alere, Inc.*	3,755	70,857
Boston Scientific Corp.*	12,367	63,937
C.R. Bard, Inc.	685	66,623
CareFusion Corp.*	2,850	69,569
Cooper Cos., Inc.(The)	902	67,885
DENTSPLY International, Inc.	1,867	67,847
Edwards Lifesciences Corp.*	699	70,739
Gen-Probe, Inc.*	873	72,188
Hill-Rom Holdings, Inc.	2,267	59,282
Hologic, Inc.*	3,998	74,043
IDEXX Laboratories, Inc.*	761	67,097
ResMed, Inc.*	2,206	69,621
Sirona Dental Systems, Inc.*	1,570	67,871
St Jude Medical, Inc.	1,915	71,544
Teleflex, Inc.	1,176	74,958
Thoratec Corp.*	2,163	74,213
Varian Medical Systems, Inc.*	1,168	63,750
Zimmer Holdings, Inc.	1,131	66,650

Total Health Care Equipment & Supplies		1,238,674

Health Care Providers & Services 3.6%
AMERIGROUP Corp.*	1,146	103,003

3

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
AmerisourceBergen Corp.	1,882	$74,716
Brookdale Senior Living, Inc.*	4,165	68,556
Catamaran Corp.*	1,235	104,370
CIGNA Corp.	1,569	63,199
Community Health Systems, Inc.*	2,936	72,255
Coventry Health Care, Inc.	2,094	69,793
DaVita, Inc.*	765	75,291
HCA Holdings, Inc.	2,637	69,828
Health Management Associates, Inc. - Class A*	10,514	69,182
Health Net, Inc.*	2,840	62,537
Henry Schein, Inc.*	898	67,179
Humana, Inc.	897	55,255
Laboratory Corp. of America Holdings*	810	68,113
LifePoint Hospitals, Inc.*	1,834	69,912
Lincare Holdings, Inc.	2,750	113,850
Mednax, Inc.*	1,116	73,801
Omnicare, Inc.	2,308	72,494
Patterson Cos., Inc.	2,090	71,269
Quest Diagnostics, Inc.	1,235	72,161
Tenet Healthcare Corp.*	14,465	66,828
Universal Health Services, Inc. - Class B	1,768	69,094
VCA Antech, Inc.*	3,416	62,171

Total Health Care Providers & Services		1,694,857

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	6,521	59,993
Cerner Corp.*	824	60,910

Total Health Care Technology		120,903

Hotels, Restaurants & Leisure 1.3%
Bally Technologies, Inc.*	806	35,230
Brinker International, Inc.	1,201	38,925
Chipotle Mexican Grill, Inc.*	92	26,894
Choice Hotels International, Inc.	1,005	40,280
Darden Restaurants, Inc.	746	38,180
Dunkin’ Brands Group, Inc.	1,045	31,643
Hyatt Hotels Corp. - Class A*	1,047	37,221
International Game Technology	2,564	29,025
Marriott International, Inc. - Class A	970	35,327
MGM Resorts International*	3,450	32,844
Panera Bread Co. - Class A*	255	40,160
Penn National Gaming, Inc.*	850	33,082
Royal Caribbean Cruises Ltd.	1,513	37,795
Starwood Hotels & Resorts Worldwide, Inc.	727	39,367
Wendy’s Co.(The)	8,429	38,689
Wyndham Worldwide Corp.	733	38,153
Wynn Resorts Ltd.	368	34,500

Total Hotels, Restaurants & Leisure		607,315

Household Durables 1.2%
DR Horton, Inc.	2,299	40,531
Garmin Ltd.	987	38,108
Harman International Industries, Inc.	1,033	41,682
Jarden Corp.	932	42,126
Leggett & Platt, Inc.	1,849	42,860
Lennar Corp. - Class A	1,422	41,537
Mohawk Industries, Inc.*	559	37,134
Newell Rubbermaid, Inc.	2,083	36,765
NVR, Inc.*	48	37,151
Pulte Homes, Inc.*	3,999	45,189
Tempur-Pedic International, Inc.*	1,633	46,524
Toll Brothers, Inc.*	1,462	42,646
Tupperware Brands Corp.	712	37,323

	Shares	Market Value
Whirlpool Corp.	619	$41,820

Total Household Durables		571,396

Household Products 1.0%
Church & Dwight Co., Inc.	2,852	164,303
Clorox Co.(The)	2,128	154,727
Energizer Holdings, Inc.*	2,088	162,384

Total Household Products		481,414

Independent Power Producers & Energy Traders 0.7%
AES Corp.(The)*	8,406	101,376
Calpine Corp.*	6,501	111,102
NRG Energy, Inc.	6,735	133,488

Total Independent Power Producers & Energy Traders		345,966

Industrial Conglomerates 0.1%
Carlisle Cos., Inc.	861	43,472

Total Industrial Conglomerates		43,472

Insurance 2.5%
Alleghany Corp.*	86	29,740
Allied World Assurance Co. Holdings AG	375	28,286
American Financial Group, Inc.	731	27,566
American National Insurance Co.	407	28,665
Aon PLC	613	30,160
Arch Capital Group Ltd.*	770	29,876
Arthur J. Gallagher & Co.	827	29,342
Aspen Insurance Holdings Ltd.	998	28,682
Assurant, Inc.	833	30,163
Assured Guaranty Ltd.	2,314	27,722
Axis Capital Holdings Ltd.	895	29,410
Brown & Brown, Inc.	1,086	27,411
Cincinnati Financial Corp.	771	29,175
CNA Financial Corp.	1,037	27,076
Endurance Specialty Holdings Ltd.	752	26,072
Erie Indemnity Co. - Class A	409	29,158
Everest Re Group Ltd.	276	28,069
Fidelity National Financial, Inc. - Class A	1,504	28,004
Genworth Financial, Inc. - Class A*	5,270	26,561
Hanover Insurance Group, Inc.(The)	757	26,548
Hartford Financial Services Group, Inc.	1,672	27,504
HCC Insurance Holdings, Inc.	906	27,760
Kemper Corp.	932	30,495
Lincoln National Corp.	1,330	26,666
Markel Corp.*	66	28,516
MBIA, Inc.*	2,856	27,275
Mercury General Corp.	675	24,448
Old Republic International Corp.	2,696	21,730
PartnerRe Ltd.	398	28,831
Principal Financial Group, Inc.	1,137	29,096
ProAssurance Corp.	337	30,185
Progressive Corp.(The)	1,375	27,142
Protective Life Corp.	1,020	28,468
Reinsurance Group of America, Inc.	550	30,618
RenaissanceRe Holdings Ltd.	387	28,634
StanCorp Financial Group, Inc.	792	23,570
Torchmark Corp.	580	28,855
Unum Group	1,489	28,127
Validus Holdings Ltd.	924	30,058
W.R. Berkley Corp.	766	28,058
White Mountains Insurance Group Ltd.	57	29,104
XL Group PLC	1,424	29,406

Total Insurance		1,182,232

4

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Internet & Catalog Retail 0.5%
Expedia, Inc.	793	$45,193
Groupon, Inc.*	5,039	33,560
HomeAway, Inc.*	1,818	41,741
Liberty Interactive Corp. - Series A*	2,303	43,135
Netflix, Inc.*	550	31,268
TripAdvisor, Inc.*	869	32,509

Total Internet & Catalog Retail		227,406

Internet Software & Services 0.9%
Akamai Technologies, Inc.*	1,726	60,721
AOL, Inc.*	2,059	65,600
Equinix, Inc.*	324	57,730
IAC/InterActiveCorp	1,203	63,290
LinkedIn Corp. - Class A*	522	53,583
Rackspace Hosting, Inc.*	1,220	53,534
VeriSign, Inc.*	1,267	56,280

Total Internet Software & Services		410,738

IT Services 2.0%
Alliance Data Systems Corp.*	219	28,470
Amdocs Ltd.*	1,856	55,216
Booz Allen Hamilton Holding Corp.	3,016	52,569
Broadridge Financial Solutions, Inc.	1,376	29,130
Computer Sciences Corp.	2,229	54,878
CoreLogic, Inc.*	1,659	38,157
DST Systems, Inc.	1,033	55,679
Fidelity National Information Services, Inc.	864	27,164
Fiserv, Inc.*	408	28,613
FleetCor Technologies, Inc.*	755	27,875
Gartner, Inc.*	1,271	56,420
Genpact Ltd.*	2,882	50,204
Global Payments, Inc.	685	29,332
Jack Henry & Associates, Inc.	848	29,451
Lender Processing Services, Inc.	1,276	31,479
NeuStar, Inc. - Class A*	1,772	62,746
Paychex, Inc.	1,395	45,603
SAIC, Inc.	4,679	54,136
Teradata Corp.*	754	50,985
Total System Services, Inc.	1,207	28,546
Vantiv, Inc. - Class A*	1,202	27,117
VeriFone Systems, Inc.*	1,708	61,983
Western Union Co.(The)	1,740	30,328

Total IT Services		956,081

Leisure Equipment & Products 0.3%
Hasbro, Inc.	1,105	39,581
Mattel, Inc.	1,185	41,677
Polaris Industries, Inc.	539	40,511

Total Leisure Equipment & Products		121,769

Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	1,105	42,310
Bio-Rad Laboratories, Inc. - Class A*	700	67,347
Bruker Corp.*	4,623	54,644
Charles River Laboratories International, Inc.*	2,136	72,688
Covance, Inc.*	1,501	70,457
Illumina, Inc.*	1,735	71,950
Life Technologies Corp.*	1,652	72,490
Mettler-Toledo International, Inc.*	285	44,118
PerkinElmer, Inc.	2,711	69,266
QIAGEN NV*	4,288	75,512
Techne Corp.	1,025	70,807

	Shares	Market Value
Waters Corp.*	552	$42,769

Total Life Sciences Tools & Services		754,358

Machinery 3.6%
AGCO Corp.*	1,049	45,988
CNH Global NV*	1,180	44,982
Colfax Corp.*	1,514	43,815
Crane Co.	1,211	47,229
Donaldson Co., Inc.	1,263	43,106
Dover Corp.	810	44,121
Eaton Corp.	1,139	49,934
Flowserve Corp.	413	49,552
Gardner Denver, Inc.	867	49,402
Graco, Inc.	950	43,586
Harsco Corp.	2,238	47,557
IDEX Corp.	1,131	43,148
Ingersoll-Rand PLC	1,123	47,626
ITT Corp.	2,365	44,320
Joy Global, Inc.	785	40,773
Kennametal, Inc.	1,378	50,848
Lincoln Electric Holdings, Inc.	1,008	40,199
Manitowoc Co., Inc.(The)	4,062	48,744
Navistar International Corp.*	1,547	38,056
Nordson Corp.	850	43,571
Oshkosh Corp.*	2,157	48,576
PACCAR, Inc.	1,128	45,131
Pall Corp.	837	44,704
Parker Hannifin Corp.	558	44,819
Pentair, Inc.	1,134	49,703
Snap-on, Inc.	598	40,532
SPX Corp.	683	41,472
Stanley Black & Decker, Inc.	713	47,693
Terex Corp.*	2,375	46,312
Timken Co.	1,786	64,653
Toro Co.(The)	1,206	45,346
Trinity Industries, Inc.	1,852	51,856
Valmont Industries, Inc.	699	86,592
WABCO Holdings, Inc.*	723	39,707
Wabtec Corp.	599	47,429
Xylem, Inc.	1,812	43,452

Total Machinery		1,694,534

Marine 0.1%
Kirby Corp.*	873	46,068
Matson, Inc.	924	22,694

Total Marine		68,762

Media 2.0%
AMC Networks, Inc. - Class A*	996	43,186
Cablevision Systems Corp. - Class A	3,067	47,048
Charter Communications, Inc. - Class A*	557	42,844
Cinemark Holdings, Inc.	1,776	41,523
Clear Channel Outdoor Holdings, Inc. - Class A*	6,219	31,468
Discovery Communications, Inc. - Class A*	741	37,517
DISH Network Corp. - Class A	1,371	42,172
DreamWorks Animation SKG, Inc. - Class A*	2,120	40,704
Gannett Co., Inc.	2,934	41,399
Interpublic Group of Cos., Inc.(The)	3,622	35,749
John Wiley & Sons, Inc. - Class A	830	39,549
Lamar Advertising Co. - Class A*	1,365	41,428
Liberty Global, Inc. - Class A*	792	41,802
Liberty Media Corp. - Liberty Capital - Series A*	443	41,908

5

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Madison Square Garden, Inc.(The) - Class A*	1,048	$37,990
McGraw-Hill Cos., Inc.(The)	880	41,325
Morningstar, Inc.	491	28,512
Omnicom Group, Inc.	799	40,094
Pandora Media, Inc.*	3,357	33,133
Regal Entertainment Group - Class A	2,885	39,871
Scripps Networks Interactive, Inc. - Class A	678	36,510
Sirius XM Radio, Inc.*	20,123	43,466
Virgin Media, Inc.	1,628	44,575
Washington Post Co.(The) - Class B	102	34,527

Total Media		948,300

Metals & Mining 2.7%
Alcoa, Inc.	9,177	77,729
Allegheny Technologies, Inc.	2,705	81,231
Allied Nevada Gold Corp.*	2,730	70,571
Carpenter Technology Corp.	1,836	87,871
Cliffs Natural Resources, Inc.	1,609	65,792
Commercial Metals Co.	6,689	86,221
Compass Minerals International, Inc.	1,150	83,191
Molycorp, Inc.*	3,953	68,861
Nucor Corp.	2,125	83,300
Reliance Steel & Aluminum Co.	1,661	85,508
Royal Gold, Inc.	1,030	77,950
Steel Dynamics, Inc.	6,783	87,433
Tahoe Resources, Inc.*	4,368	66,481
Titanium Metals Corp.	7,253	84,570
United States Steel Corp.	4,053	83,695
Walter Energy, Inc.	2,053	70,418

Total Metals & Mining		1,260,822

Multi-Utilities 3.0%
Alliant Energy Corp.	2,347	109,628
Ameren Corp.	3,170	108,446
CenterPoint Energy, Inc.	5,181	109,112
CMS Energy Corp.	4,492	110,773
DTE Energy Co.	1,794	110,098
Integrys Energy Group, Inc.	1,861	112,665
MDU Resources Group, Inc.	4,842	108,412
NiSource, Inc.	4,255	108,886
SCANA Corp.	2,237	109,993
Sempra Energy	1,540	108,431
TECO Energy, Inc.	5,832	106,084
Vectren Corp.	3,564	106,385
Wisconsin Energy Corp.	2,733	111,343

Total Multi-Utilities		1,420,256

Multiline Retail 0.8%
Big Lots, Inc.*	982	39,781
Dillard’s, Inc. - Class A	555	36,203
Dollar General Corp.*	736	37,543
Dollar Tree, Inc.*	677	34,080
Family Dollar Stores, Inc.	530	35,022
J.C. Penney Co., Inc.	1,727	38,875
Kohl’s Corp.	865	43,008
Macy’s, Inc.	1,034	37,059
Nordstrom, Inc.	753	40,767
Sears Holdings Corp.*	706	34,940

Total Multiline Retail		377,278

Office Electronics 0.2%
Xerox Corp.	5,820	40,333

	Shares	Market Value
Zebra Technologies Corp. - Class A*	1,386	$47,872

Total Office Electronics		88,205

Oil, Gas & Consumable Fuels 8.1%
Alpha Natural Resources, Inc.*	11,310	79,283
Cabot Oil & Gas Corp.	2,718	114,672
Cheniere Energy, Inc.*	7,225	98,477
Chesapeake Energy Corp.	5,271	99,200
Cimarex Energy Co.	1,918	108,731
Cobalt International Energy, Inc.*	4,473	112,272
Concho Resources, Inc.*	1,104	94,116
CONSOL Energy, Inc.	3,396	98,416
Continental Resources, Inc.*	1,396	89,330
Denbury Resources, Inc.*	6,571	99,354
Energen Corp.	2,431	124,492
EQT Corp.	1,982	111,785
EXCO Resources, Inc.	14,190	99,898
Golar LNG Ltd.	2,770	107,088
HollyFrontier Corp.	2,941	109,964
Kosmos Energy Ltd.*	8,232	78,533
Laredo Petroleum Holdings, Inc.*	5,081	116,761
Marathon Petroleum Corp.	2,413	114,135
Murphy Oil Corp.	2,163	116,067
Newfield Exploration Co.*	3,572	109,053
Noble Energy, Inc.	1,170	102,293
Peabody Energy Corp.	4,080	85,190
Pioneer Natural Resources Co.	1,092	96,784
Plains Exploration & Production Co.*	2,753	110,010
QEP Resources, Inc.	3,588	107,748
Range Resources Corp.	1,637	102,476
SandRidge Energy, Inc.*	14,568	99,354
SM Energy Co.	1,956	92,108
Southwestern Energy Co.*	3,471	115,411
Sunoco, Inc.	2,068	99,657
Teekay Corp.	1,690	51,934
Tesoro Corp.*	4,172	115,356
Ultra Petroleum Corp.*	4,696	111,577
Valero Energy Corp.	4,282	117,755
Whiting Petroleum Corp.*	2,470	99,788
World Fuel Services Corp.	2,605	105,476
WPX Energy, Inc.*	6,404	102,144

Total Oil, Gas & Consumable Fuels		3,796,688

Paper & Forest Products 0.5%
Domtar Corp.	1,045	77,184
International Paper Co.	2,729	89,538
MeadWestvaco Corp.	2,862	81,281

Total Paper & Forest Products		248,003

Personal Products 0.5%
Avon Products, Inc.	2,448	37,920
Herbalife Ltd.	3,228	177,185
Nu Skin Enterprises, Inc. - Class A	847	43,205

Total Personal Products		258,310

Pharmaceuticals 1.2%
Endo Pharmaceuticals Holdings, Inc.*	2,375	70,609
Forest Laboratories, Inc.*	2,065	69,281
Hospira, Inc.*	2,081	72,315
Mylan, Inc.*	3,355	77,266
Perrigo Co.	624	71,148
Salix Pharmaceuticals Ltd.*	1,344	60,238
Warner Chilcott PLC - Class A*	3,923	66,691
Watson Pharmaceuticals, Inc.*	1,017	79,153

Total Pharmaceuticals		566,701

6

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Professional Services 0.6%
Dun & Bradstreet Corp.(The)	424	$34,001
Equifax, Inc.	614	28,760
Manpower, Inc.	1,224	43,550
Nielsen Holdings NV*	1,393	39,700
Robert Half International, Inc.	1,545	41,730
Towers Watson & Co. - Class A	753	44,148
Verisk Analytics, Inc. - Class A*	927	46,582

Total Professional Services		278,471

Real Estate Investment Trusts (REITs) 3.5%
Alexandria Real Estate Equities, Inc.	404	29,686
American Campus Communities, Inc.	651	31,027
American Capital Agency Corp.	889	31,239
Annaly Capital Management, Inc.	1,705	29,718
Apartment Investment & Management Co. - Class A	1,041	28,555
AvalonBay Communities, Inc.	204	30,006
BioMed Realty Trust, Inc.	1,558	29,290
Boston Properties, Inc.	274	30,387
Brandywine Realty Trust	2,464	29,272
BRE Properties, Inc.	587	30,923
Camden Property Trust	430	30,663
CBL & Associates Properties, Inc.	1,565	30,877
Chimera Investment Corp.	9,924	21,436
CommonWealth	1,569	28,619
Corporate Office Properties Trust	1,288	28,671
DDR Corp.	2,039	30,667
Digital Realty Trust, Inc.	383	29,901
Douglas Emmett, Inc.	1,262	29,670
Duke Realty Corp.	1,994	28,833
Equity Lifestyle Properties, Inc.	420	30,206
Essex Property Trust, Inc.	189	29,741
Extra Space Storage, Inc.	982	32,151
Federal Realty Investment Trust	284	30,859
General Growth Properties, Inc.	1,669	30,242
Hatteras Financial Corp.	984	28,782
HCP, Inc.	678	32,008
Health Care REIT, Inc.	504	31,364
Home Properties, Inc.	479	31,427
Hospitality Properties Trust	1,217	29,537
Host Hotels & Resorts, Inc.	1,816	26,659
Kilroy Realty Corp.	600	28,404
Kimco Realty Corp.	1,541	30,034
Liberty Property Trust	794	28,814
Macerich Co.(The)	502	29,322
Mack-Cali Realty Corp.	1,028	27,540
MFA Financial, Inc.	3,717	30,033
Mid-America Apartment Communities, Inc.	430	29,769
National Retail Properties, Inc.	1,059	31,241
Piedmont Office Realty Trust, Inc. - Class A	1,708	29,138
Plum Creek Timber Co., Inc.	749	30,402
Post Properties, Inc.	596	30,783
ProLogis, Inc.	895	28,935
Rayonier, Inc.	653	31,142
Realty Income Corp.	714	29,417
Regency Centers Corp.	625	29,906
Retail Properties of America, Inc. - Class A	2,983	29,741
Senior Housing Properties Trust	1,344	30,576
SL Green Realty Corp.	377	29,689
Tanger Factory Outlet Centers, Inc.	923	29,721
Taubman Centers, Inc.	382	29,613
UDR, Inc.	1,107	29,457

	Shares	Market Value
Ventas, Inc.	472	$31,742
Vornado Realty Trust	349	29,142
Weingarten Realty Investors	1,121	30,133
Weyerhaeuser Co.	1,355	31,639

Total Real Estate Investment Trusts (REITs)		1,638,749

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.*	924	29,605
CBRE Group, Inc.*	1,718	26,766
Forest City Enterprises, Inc. - Class A*	1,943	27,416
Howard Hughes Corp. (The)*	471	29,028
Jones Lang LaSalle, Inc.	395	26,342
St Joe Co.(The)*	1,848	31,287

Total Real Estate Management & Development		170,444

Road & Rail 0.5%
Con-way, Inc.	1,204	42,886
Hertz Global Holdings, Inc.*	2,903	32,688
JB Hunt Transport Services, Inc.	753	41,430
Kansas City Southern	635	46,228
Landstar System, Inc.	859	42,443
Ryder System, Inc.	1,068	42,122

Total Road & Rail		247,797

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc.*	9,470	38,448
Altera Corp.	1,615	57,252
Analog Devices, Inc.	1,448	56,588
Applied Materials, Inc.	4,921	53,590
Atmel Corp.*	7,695	45,093
Avago Technologies Ltd.	1,586	58,682
Cree, Inc.*	2,266	54,271
Cypress Semiconductor Corp.*	4,010	42,867
Fairchild Semiconductor International, Inc.*	3,902	54,082
Freescale Semiconductor Holdings I Ltd.*	5,502	58,706
KLA-Tencor Corp.	1,110	56,510
Lam Research Corp.*	1,443	49,654
Linear Technology Corp.	1,780	57,405
LSI Corp.*	8,299	57,263
Marvell Technology Group Ltd.	4,547	51,199
Maxim Integrated Products, Inc.	2,111	57,482
Microchip Technology, Inc.	1,665	55,578
Micron Technology, Inc.*	9,020	56,014
NVIDIA Corp.*	4,159	56,313
ON Semiconductor Corp.*	7,642	53,035
PMC - Sierra, Inc.*	8,413	44,757
Silicon Laboratories, Inc.*	1,468	54,243
Skyworks Solutions, Inc.*	1,960	56,703
Teradyne, Inc.*	3,730	54,868
Xilinx, Inc.	1,665	53,946

Total Semiconductors & Semiconductor Equipment		1,334,549

Software 2.9%
Activision Blizzard, Inc.	4,715	56,721
ANSYS, Inc.*	833	49,947
Ariba, Inc.*	1,231	54,693
Autodesk, Inc.*	1,588	53,865
BMC Software, Inc.*	1,255	49,698
CA, Inc.	2,072	49,873
Cadence Design Systems, Inc.*	5,043	61,625
Citrix Systems, Inc.*	680	49,422
Compuware Corp.*	5,961	54,901
Concur Technologies, Inc.*	803	54,235
Electronic Arts, Inc.*	4,343	47,860
Factset Research Systems, Inc.	305	28,353

7

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Fortinet, Inc.*	2,449	$58,800
Informatica Corp.*	1,262	37,242
Intuit, Inc.	933	54,133
MICROS Systems, Inc.*	1,032	49,268
NetSuite, Inc.*	1,083	59,933
Nuance Communications, Inc.*	2,442	49,695
Red Hat, Inc.*	967	51,889
Rovi Corp.*	2,577	34,480
Solarwinds, Inc.*	1,178	62,893
Solera Holdings, Inc.	1,305	50,960
Splunk, Inc.*	1,722	50,627
Symantec Corp.*	3,685	58,039
Synopsys, Inc.*	1,889	57,218
TIBCO Software, Inc.*	2,011	56,489
Zynga, Inc. - Class A*	9,216	27,187

Total Software		1,370,046

Specialty Retail 2.7%
Aaron’s, Inc.	1,382	40,534
Abercrombie & Fitch Co. - Class A	1,197	40,458
Advance Auto Parts, Inc.	558	39,144
American Eagle Outfitters, Inc.	1,991	41,453
Ascena Retail Group, Inc.*	1,973	36,185
AutoNation, Inc.*	1,025	40,416
AutoZone, Inc.*	99	37,148
Bed Bath & Beyond, Inc.*	514	31,328
Best Buy Co., Inc.	1,900	34,371
CarMax, Inc.*	1,348	37,515
Chico’s FAS, Inc.	2,734	41,885
Dick’s Sporting Goods, Inc.	804	39,492
DSW, Inc. - Class A	733	43,335
Foot Locker, Inc.	1,292	42,662
GameStop Corp. - Class A	2,092	33,514
Gap, Inc.(The)	1,406	41,463
GNC Holdings, Inc. - Class A	4,213	162,327
Guess?, Inc.	1,328	39,973
Limited Brands, Inc.	884	42,034
O’Reilly Automotive, Inc.*	380	32,581
PetSmart, Inc.	554	36,625
Ross Stores, Inc.	566	37,605
Sally Beauty Holdings, Inc.*	1,373	36,275
Signet Jewelers Ltd.	872	38,298
Staples, Inc.	2,959	37,698
Tiffany & Co.	716	39,330
Tractor Supply Co.	423	38,438
Ulta Salon Cosmetics & Fragrance, Inc.	397	33,697
Urban Outfitters, Inc.*	1,360	41,548
Williams-Sonoma, Inc.	1,075	37,356

Total Specialty Retail		1,274,688

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.*	716	36,280
Deckers Outdoor Corp.*	801	33,410
Fossil, Inc.*	513	36,777
Hanesbrands, Inc.*	1,325	39,776
Michael Kors Holdings Ltd.*	935	38,606
PVH Corp.	476	37,809
Ralph Lauren Corp.	261	37,673
Under Armour, Inc. - Class A*	722	39,305
V.F. Corp.	270	40,311

Total Textiles, Apparel & Luxury Goods		339,947

Thrifts & Mortgage Finance 0.4%
BankUnited, Inc.	1,213	29,549
Capitol Federal Financial, Inc.	2,449	28,702
Hudson City Bancorp, Inc.	4,621	29,343

	Shares	Market Value
New York Community Bancorp, Inc.	2,333	$30,282
People’s United Financial, Inc.	2,445	28,020
TFS Financial Corp.*	3,056	28,757
Washington Federal, Inc.	1,789	28,499

Total Thrifts & Mortgage Finance		203,152

Tobacco 0.3%
Lorillard, Inc.	1,202	154,625

Total Tobacco		154,625

Trading Companies & Distributors 0.9%
Air Lease Corp.*	2,228	43,847
Fastenal Co.	2,019	87,059
GATX Corp.	1,171	49,264
MRC Global, Inc.*	3,815	88,165
MSC Industrial Direct Co. - Class A	661	45,431
United Rentals, Inc.*	1,231	35,588
W.W. Grainger, Inc.	240	49,159
WESCO International, Inc.*	803	44,735

Total Trading Companies & Distributors		443,248

Water Utilities 0.5%
American Water Works Co., Inc.	3,155	114,369
Aqua America, Inc.	4,383	112,380

Total Water Utilities		226,749

Wireless Telecommunication Services 1.8%
Clearwire Corp. - Class A*	92,761	105,748
Crown Castle International Corp.*	953	58,972
MetroPCS Communications, Inc.*	18,050	158,118
NII Holdings, Inc.*	9,180	61,965
SBA Communications Corp. - Class A*	998	58,942
Sprint Nextel Corp.*	33,865	147,651
Telephone & Data Systems, Inc.	4,927	119,381
United States Cellular Corp.*	2,785	114,519

Total Wireless Telecommunication Services		825,296

Total Common Stocks (Cost $46,913,034)		46,935,974

SHORT TERM INVESTMENTS 0.5%

SSgA Government Money Market Fund	237,928	237,928

Total Short Term Investments (Cost $237,928)		237,928

Total Investments 100.0%(a) (Cost $47,150,962)		47,173,902

Other Assets and Liabilities, net – 0.0%(b)		4,746

Net Assets – 100.0%		$47,178,648

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

PLC – Public Limited Company

8

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.7%
Aerospace & Defense 1.5%
Alliant Techsystems, Inc.	589	$27,282
BE Aerospace, Inc.*	646	25,343
Boeing Co.(The)	391	28,899
Engility Holdings, Inc.*	65	949
Exelis, Inc.	2,863	26,912
General Dynamics Corp.	438	27,787
Honeywell International, Inc.	504	29,257
Huntington Ingalls Industries, Inc.*	730	28,463
L-3 Communications Holdings, Inc.	390	27,647
Lockheed Martin Corp.	335	29,905
Northrop Grumman Corp.	459	30,386
Precision Castparts Corp.	308	47,912
Raytheon Co.	522	28,961
Rockwell Collins, Inc.	569	28,774
Spirit Aerosystems Holdings, Inc. - Class A*	1,204	28,294
Textron, Inc.	1,120	29,176
TransDigm Group, Inc.*	224	27,633
Triumph Group, Inc.	497	31,077
United Technologies Corp.	374	27,841

Total Aerospace & Defense		532,498

Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	477	25,209
Expeditors International of Washington, Inc.	709	25,219
FedEx Corp.	314	28,354
United Parcel Service, Inc. - Class B	365	27,598
UTi Worldwide, Inc.	1,878	24,884

Total Air Freight & Logistics		131,264

Airlines 0.3%
Copa Holdings SA - Class A	354	27,446
Delta Air Lines, Inc.*	2,616	25,244
Southwest Airlines Co.	3,092	28,415
United Continental Holdings, Inc.*	1,204	22,744

Total Airlines		103,849

Auto Components 0.6%
Allison Transmission Holdings, Inc.	1,487	27,971
BorgWarner, Inc.*	353	23,686
Delphi Automotive PLC*	831	23,592
Gentex Corp.	1,123	17,979
Goodyear Tire & Rubber Co.(The)*	2,098	24,022
Johnson Controls, Inc.	841	20,731
Lear Corp.	625	22,219
TRW Automotive Holdings Corp.*	613	24,091
Visteon Corp.*	615	19,944

Total Auto Components		204,235

Automobiles 0.3%
Ford Motor Co.	2,291	21,169
General Motors Co.*	1,113	21,937
Harley-Davidson, Inc.	480	20,750
Tesla Motors, Inc.*	754	20,675
Thor Industries, Inc.	853	24,507

Total Automobiles		109,038

Beverages 2.2%
Beam, Inc.	1,282	80,612
Brown-Forman Corp. - Class B	869	81,304
Coca-Cola Co.(The)	1,069	86,375

	Shares	Market Value
Coca-Cola Enterprises, Inc.	2,933	$85,995
Constellation Brands, Inc. - Class A*	4,070	114,815
Dr Pepper Snapple Group, Inc.	1,891	86,192
Molson Coors Brewing Co. - Class B	2,043	86,460
Monster Beverage Corp.*	1,063	70,657
PepsiCo, Inc.	1,168	84,949

Total Beverages		777,359

Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.*	414	43,408
Amgen, Inc.	560	46,256
Amylin Pharmaceuticals, Inc.*	1,487	45,785
Ariad Pharmaceuticals, Inc.*	2,342	44,803
Biogen Idec, Inc.*	286	41,707
BioMarin Pharmaceutical, Inc.*	1,099	43,180
Celgene Corp.*	605	41,418
Gilead Sciences, Inc.*	806	43,790
Human Genome Sciences, Inc.*	3,080	43,859
Incyte Corp.*	1,736	43,383
Medivation, Inc.*	470	46,859
Myriad Genetics, Inc.*	1,758	43,686
Onyx Pharmaceuticals, Inc.*	924	69,272
Regeneron Pharmaceuticals, Inc.*	353	47,531
United Therapeutics Corp.*	853	46,727
Vertex Pharmaceuticals, Inc.*	715	34,685

Total Biotechnology		726,349

Building Products 0.6%
Armstrong World Industries, Inc.	1,055	40,776
Fortune Brands Home & Security, Inc.*	1,042	23,049
Lennox International, Inc.	1,193	52,098
Masco Corp.	3,742	45,016
Owens Corning*	1,768	47,489

Total Building Products		208,428

Capital Markets 1.3%
Affiliated Managers Group, Inc.*	172	19,193
American Capital Ltd.*	1,914	19,063
Ameriprise Financial, Inc.	361	18,671
Ares Capital Corp.	1,205	20,039
Bank of New York Mellon Corp.(The)	853	18,152
BlackRock, Inc.	104	17,707
Charles Schwab Corp.(The)	1,440	18,187
E*Trade Financial Corp.*	2,274	17,351
Eaton Vance Corp.	694	18,412
Federated Investors, Inc. - Class B	834	16,772
Franklin Resources, Inc.	167	19,197
Goldman Sachs Group, Inc.(The)	190	19,171
Invesco Ltd.	818	18,102
Janus Capital Group, Inc.	2,329	16,839
Jefferies Group, Inc.	1,398	17,531
Lazard Ltd. - Class A	707	18,983
Legg Mason, Inc.	707	17,336
LPL Financial Holdings, Inc.	540	15,131
Morgan Stanley	1,282	17,512
Northern Trust Corp.	410	18,614
Raymond James Financial, Inc.	527	17,718
SEI Investments Co.	938	19,867
State Street Corp.	412	16,636
T. Rowe Price Group, Inc.	296	17,982
TD Ameritrade Holding Corp.	1,057	16,827
Waddell & Reed Financial, Inc. - Class A	603	17,541

Total Capital Markets		468,534

Chemicals 4.6%
Air Products & Chemicals, Inc.	640	51,475

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Airgas, Inc.	608	$48,227
Albemarle Corp.	845	49,196
Ashland, Inc.	760	53,496
Cabot Corp.	1,358	52,962
Celanese Corp. - Series A	1,336	50,942
CF Industries Holdings, Inc.	289	56,575
Cytec Industries, Inc.	857	52,757
Dow Chemical Co.(The)	1,553	44,695
Du Pont (E.I.) de Nemours & Co.	1,022	50,793
Eastman Chemical Co.	1,058	55,312
Ecolab, Inc.	775	50,724
FMC Corp.	993	54,317
Huntsman Corp.	3,879	49,069
International Flavors & Fragrances, Inc.	906	50,500
Intrepid Potash, Inc.*	2,460	57,416
Kronos Worldwide, Inc.	3,045	51,521
LyondellBasell Industries NV - Class A	1,258	56,019
Monsanto Co.	649	55,567
Mosaic Co.(The)	998	57,994
NewMarket Corp.	246	56,551
PPG Industries, Inc.	492	53,854
Praxair, Inc.	483	50,116
Rockwood Holdings, Inc.	1,114	49,261
RPM International, Inc.	1,979	52,444
Scotts Miracle-Gro Co.(The) - Class A	1,286	51,311
Sherwin-Williams Co.(The)	396	53,203
Sigma-Aldrich Corp.	709	49,063
Valspar Corp.	1,074	53,915
Westlake Chemical Corp.	988	58,648
WR Grace & Co*	1,025	57,441

Total Chemicals		1,635,364

Commercial Banks 1.6%
Associated Banc-Corp.	1,415	17,673
Bank of Hawaii Corp.	399	18,637
BB&T Corp.	604	18,947
BOK Financial Corp.	322	18,190
CapitalSource, Inc.	2,729	17,875
CIT Group, Inc.*	534	19,502
City National Corp.	376	18,529
Comerica, Inc.	605	18,277
Commerce Bancshares, Inc.	481	18,942
Cullen/Frost Bankers, Inc.	324	17,920
East West Bancorp, Inc.	809	17,636
Fifth Third Bancorp	1,392	19,237
First Citizens BancShares Inc. - Class A	109	17,908
First Horizon National Corp.	2,171	17,867
First Niagara Financial Group, Inc.	2,263	17,154
First Republic Bank/San Franciso	561	18,249
Fulton Financial Corp.	1,847	16,974
Huntington Bancshares, Inc.	2,888	17,949
KeyCorp	2,399	19,144
M&T Bank Corp.	225	19,314
PNC Financial Services Group, Inc.	307	18,144
Popular, Inc.*	1,225	18,461
Regions Financial Corp.	2,716	18,903
Signature Bank*	305	19,673
SunTrust Banks, Inc.	786	18,589
SVB Financial Group*	321	18,557
Synovus Financial Corp.	9,776	18,574
TCF Financial Corp.	1,604	16,569
US Bancorp	576	19,296
Valley National Bancorp	1,715	15,950
Wells Fargo & Co.	555	18,765

	Shares	Market Value
Zions Bancorp	939	$17,090

Total Commercial Banks		584,495

Commercial Services & Supplies 1.2%
Avery Dennison Corp.	1,005	30,944
Cintas Corp.	759	30,079
Clean Harbors, Inc.*	476	28,817
Copart, Inc.*	1,185	28,155
Corrections Corp. of America	1,059	32,914
Covanta Holding Corp.	1,691	29,051
Iron Mountain, Inc.	860	27,701
KAR Auction Services, Inc.*	1,484	23,759
Pitney Bowes, Inc.	1,918	25,624
R.R. Donnelley & Sons Co.	2,623	31,791
Republic Services, Inc.	1,089	31,505
Rollins, Inc.	1,284	30,277
Stericycle, Inc.*	314	29,155
Waste Connections, Inc.	971	29,878
Waste Management, Inc.	873	30,031

Total Commercial Services & Supplies		439,681

Communications Equipment 1.1%
Acme Packet, Inc.*	1,561	24,742
Brocade Communications Systems, Inc.*	7,022	34,899
Cisco Systems, Inc.	1,991	31,757
EchoStar Corp. - Class A*	1,236	35,597
F5 Networks, Inc.*	341	31,843
Harris Corp.	817	34,028
JDS Uniphase Corp.*	3,254	32,019
Juniper Networks, Inc.*	2,078	36,427
Motorola Solutions, Inc.	706	34,128
Polycom, Inc.*	3,226	28,195
QUALCOMM, Inc.	600	35,808
Riverbed Technology, Inc.*	1,976	34,857

Total Communications Equipment		394,300

Computers & Peripherals 1.0%
Apple, Inc.*	58	35,424
Dell, Inc.*	2,808	33,359
Diebold, Inc.	917	29,665
EMC Corp.*	1,343	35,200
Fusion-io, Inc.*	1,609	30,764
Hewlett-Packard Co.	1,643	29,968
Lexmark International, Inc. - Class A	1,089	19,047
NCR Corp.*	1,585	36,962
NetApp, Inc.*	1,107	36,166
SanDisk Corp.*	920	37,840
Western Digital Corp.*	1,108	44,065

Total Computers & Peripherals		368,460

Construction & Engineering 0.7%
Aecom Technology Corp.*	1,733	28,092
Chicago Bridge & Iron Co. NV	755	26,984
Fluor Corp.	582	28,855
Jacobs Engineering Group, Inc.*	777	29,969
KBR, Inc.	1,092	28,654
Quanta Services, Inc.*	1,228	28,232
Shaw Group, Inc.(The)*	1,075	41,871
URS Corp.	817	28,652

Total Construction & Engineering		241,309

Construction Materials 0.3%
Martin Marietta Materials, Inc.	743	55,829
Vulcan Materials Co.	1,495	57,916

Total Construction Materials		113,745

2

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Consumer Finance 0.2%
American Express Co.	321	$18,525
Capital One Financial Corp.	332	18,755
Discover Financial Services	545	19,598
SLM Corp.	1,195	19,108

Total Consumer Finance		75,986

Containers & Packaging 1.6%
AptarGroup, Inc.	996	49,810
Ball Corp.	1,222	50,786
Bemis Co., Inc.	1,629	50,092
Crown Holdings, Inc.*	1,507	54,101
Greif, Inc. - Class A	1,247	53,945
Owens-Illinois, Inc.*	2,713	50,055
Packaging Corp. of America	1,876	57,762
Rock-Tenn Co. - Class A	948	55,193
Sealed Air Corp.	3,287	53,250
Silgan Holdings, Inc.	1,168	48,133
Sonoco Products Co.	1,685	51,072

Total Containers & Packaging		574,199

Distributors 0.1%
Genuine Parts Co.	387	24,779
LKQ Corp.*	654	23,106

Total Distributors		47,885

Diversified Consumer Services 0.4%
Apollo Group, Inc. - Class A*	710	19,312
DeVry, Inc.	901	17,687
H&R Block, Inc.	1,565	25,243
ITT Educational Services, Inc.*	430	16,693
Service Corp. International	2,014	25,880
Weight Watchers International, Inc.*	439	22,213

Total Diversified Consumer Services		127,028

Diversified Financial Services 0.6%
Bank of America Corp.	2,254	16,544
CBOE Holdings, Inc.	659	18,781
Citigroup, Inc.	641	17,390
CME Group, Inc.	325	16,936
Interactive Brokers Group, Inc. - Class A	1,252	17,340
IntercontinentalExchange, Inc.*	135	17,715
JPMorgan Chase & Co.	517	18,612
Leucadia National Corp.	843	18,276
Moody’s Corp.	501	20,306
MSCI, Inc. - Class A*	564	18,697
Nasdaq OMX Group, Inc.(The)	825	18,728
NYSE Euronext	730	18,600

Total Diversified Financial Services		217,925

Diversified Telecommunication Services 1.3%
AT&T, Inc.	1,804	68,408
CenturyLink, Inc.	1,639	68,084
Frontier Communications Corp.	16,491	64,645
Level 3 Communications, Inc.*	2,928	56,422
tw telecom, Inc.*	2,540	63,830
Verizon Communications, Inc.	1,463	66,040
Windstream Corp.	6,418	63,923

Total Diversified Telecommunication Services		451,352

Electric Utilities 3.7%
American Electric Power Co., Inc.	1,599	67,542
Duke Energy Corp.	1,844	124,986
Edison International	1,394	64,375
Entergy Corp.	955	69,400
Exelon Corp.	1,701	66,543
FirstEnergy Corp.	1,301	65,336

	Shares	Market Value
Great Plains Energy, Inc.	3,043	$67,494
Hawaiian Electric Industries, Inc.	2,236	63,704
ITC Holdings Corp.	926	68,700
NextEra Energy, Inc.	943	66,859
Northeast Utilities	1,659	66,161
NV Energy, Inc.	3,652	66,795
OGE Energy Corp.	1,178	62,563
Pepco Holdings, Inc.	3,290	65,668
Pinnacle West Capital Corp.	1,235	66,122
PPL Corp.	2,285	66,036
Southern Co.	1,341	64,569
Westar Energy, Inc.	2,146	65,582
Xcel Energy, Inc.	2,233	65,427

Total Electric Utilities		1,313,862

Electrical Equipment 0.9%
AMETEK, Inc.	816	25,296
Babcock & Wilcox Co.(The)*	1,154	28,965
Cooper Industries PLC	417	29,974
Emerson Electric Co.	608	29,044
General Cable Corp.*	1,061	27,724
GrafTech International, Ltd.*	2,948	30,806
Hubbell, Inc. - Class B	367	30,197
Polypore International, Inc.*	1,341	49,831
Regal-Beloit Corp.	453	29,160
Rockwell Automation, Inc.	410	27,618
Roper Industries, Inc.	277	27,548

Total Electrical Equipment		336,163

Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp. - Class A	597	35,151
Arrow Electronics, Inc.*	990	33,412
Avnet, Inc.*	1,074	33,831
AVX Corp.	3,110	30,291
Corning, Inc.	2,581	29,449
Dolby Laboratories, Inc. - Class A*	799	28,165
FLIR Systems, Inc.	1,424	29,121
Ingram Micro, Inc. - Class A*	1,962	29,410
IPG Photonics Corp.*	777	40,272
Itron, Inc.*	712	27,747
Jabil Circuit, Inc.	1,761	38,214
Molex, Inc.	1,361	34,188
National Instruments Corp.	1,065	27,520
Tech Data Corp.*	718	35,972
Trimble Navigation, Ltd.*	576	25,494
Vishay Intertechnology, Inc.*	3,451	34,061

Total Electronic Equipment, Instruments & Components		512,298

Energy Equipment & Services 3.7%
Atwood Oceanics, Inc.*	1,435	63,901
Baker Hughes, Inc.	1,363	63,134
Cameron International Corp.*	1,242	62,435
CARBO Ceramics, Inc.	693	44,477
Diamond Offshore Drilling, Inc.	922	60,317
Dresser-Rand Group, Inc.*	1,266	58,882
FMC Technologies, Inc.*	1,354	61,093
Halliburton Co.	1,901	62,980
Helmerich & Payne, Inc.	1,210	56,265
IHS, Inc. - Class A*	278	30,655
McDermott International, Inc.*	5,145	60,197
Nabors Industries Ltd.*	4,076	56,412
National-Oilwell Varco, Inc.	838	60,587
Oceaneering International, Inc.	1,213	62,700
Oil States International, Inc.*	803	58,378
Patterson-UTI Energy, Inc.	3,832	59,319

3

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Rowan Cos., PLC - Class A*	1,747	$61,372
RPC, Inc.	5,183	69,711
Schlumberger Ltd.	832	59,288
SEACOR Holdings, Inc.*	649	55,133
Superior Energy Services, Inc.*	2,852	61,803
Tidewater, Inc.	618	30,016
Unit Corp.*	1,517	60,316

Total Energy Equipment & Services		1,319,371

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	263	25,295
CVS Caremark Corp.	1,751	79,233
Fresh Market, Inc.(The)*	1,502	88,453
Kroger Co.(The)	3,565	79,036
Safeway, Inc.	4,564	70,970
Sysco Corp.	2,744	80,646
Wal-Mart Stores, Inc.	357	26,571
Walgreen Co.	2,691	97,845
Whole Foods Market, Inc.	846	77,646

Total Food & Staples Retailing		625,695

Food Products 4.3%
Archer-Daniels-Midland Co.	2,685	70,052
Bunge Ltd.	1,372	90,236
Campbell Soup Co.	2,495	82,609
ConAgra Foods, Inc.	3,233	79,823
Dean Foods Co.*	4,904	60,662
Flowers Foods, Inc.	3,497	74,731
General Mills, Inc.	2,087	80,767
Green Mountain Coffee Roasters, Inc.*	3,819	69,735
H.J. Heinz Co.	1,467	80,993
Hershey Co.(The)	1,152	82,645
Hillshire Brands Co.	870	22,281
Hormel Foods Corp.	2,676	74,687
Ingredion, Inc.	1,606	83,384
J.M. Smucker Co.(The)	1,058	81,254
Kellogg Co.	1,632	77,846
Kraft Foods, Inc. - Class A	2,076	82,438
McCormick & Co., Inc.	1,375	83,710
Mead Johnson Nutrition Co.	938	68,437
Ralcorp Holdings, Inc.*	1,232	73,513
Smithfield Foods, Inc.*	3,863	71,466
Tyson Foods, Inc. - Class A	4,223	63,387

Total Food Products		1,554,656

Gas Utilities 1.1%
AGL Resources, Inc.	1,631	66,056
Atmos Energy Corp.	1,857	66,574
National Fuel Gas Co.	1,394	68,222
Oneok, Inc.	1,455	64,762
Questar Corp.	3,129	63,675
UGI Corp.	2,185	66,970

Total Gas Utilities		396,259

Health Care Equipment & Supplies 2.7%
Alere, Inc.*	2,145	40,476
Baxter International, Inc.	794	46,457
Becton, Dickinson and Co.	547	41,413
Boston Scientific Corp.*	7,064	36,521
C.R. Bard, Inc.	391	38,029
CareFusion Corp.*	1,628	39,739
Cooper Cos., Inc.(The)	515	38,759
Covidien PLC	762	42,581
DENTSPLY International, Inc.	1,066	38,738
Edwards Lifesciences Corp.*	399	40,379
Gen-Probe, Inc.*	499	41,262

	Shares	Market Value
Hill-Rom Holdings, Inc.	1,295	$33,864
Hologic, Inc.*	2,284	42,300
IDEXX Laboratories, Inc.*	434	38,266
Intuitive Surgical, Inc.*	75	36,113
Medtronic, Inc.	1,065	41,982
ResMed, Inc.*	1,260	39,766
Sirona Dental Systems, Inc.*	896	38,734
St Jude Medical, Inc.	1,094	40,872
Stryker Corp.	741	38,554
Teleflex, Inc.	672	42,833
Thoratec Corp.*	1,236	42,407
Varian Medical Systems, Inc.*	667	36,405
Zimmer Holdings, Inc.	646	38,069

Total Health Care Equipment & Supplies		954,519

Health Care Providers & Services 3.3%
Aetna, Inc.	1,000	36,060
AMERIGROUP Corp.*	654	58,782
AmerisourceBergen Corp.	1,075	42,678
Brookdale Senior Living, Inc.*	2,379	39,158
Cardinal Health, Inc.	960	41,366
Catamaran Corp.*	704	59,495
CIGNA Corp.	896	36,091
Community Health Systems, Inc.*	1,677	41,271
Coventry Health Care, Inc.	1,196	39,863
DaVita, Inc.*	437	43,010
Express Scripts Holding Co.*	757	43,861
HCA Holdings, Inc.	1,506	39,879
Health Management Associates, Inc. - Class A*	6,006	39,519
Health Net, Inc.*	1,622	35,716
Henry Schein, Inc.*	513	38,378
Humana, Inc.	512	31,539
Laboratory Corp. of America Holdings*	463	38,934
LifePoint Hospitals, Inc.*	1,047	39,912
Lincare Holdings, Inc.	1,571	65,039
McKesson Corp.	441	40,012
Mednax, Inc.*	638	42,191
Omnicare, Inc.	1,318	41,398
Patterson Cos., Inc.	1,194	40,715
Quest Diagnostics, Inc.	705	41,193
Tenet Healthcare Corp.*	8,262	38,170
UnitedHealth Group, Inc.	679	34,690
Universal Health Services, Inc. - Class B	1,010	39,471
VCA Antech, Inc.*	1,951	35,508
WellPoint, Inc.	569	30,322

Total Health Care Providers & Services		1,194,221

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	3,725	34,270
Cerner Corp.*	471	34,816

Total Health Care Technology		69,086

Hotels, Restaurants & Leisure 1.4%
Bally Technologies, Inc.*	508	22,205
Brinker International, Inc.	756	24,502
Carnival Corp.	689	22,930
Chipotle Mexican Grill, Inc.*	58	16,955
Choice Hotels International, Inc.	633	25,371
Darden Restaurants, Inc.	470	24,055
Dunkin’ Brands Group, Inc.	658	19,924
Hyatt Hotels Corp. - Class A*	659	23,427
International Game Technology	1,614	18,270
Las Vegas Sands Corp.	523	19,048
Marriott International, Inc. - Class A	611	22,253
McDonald’s Corp.	270	24,127

4

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
MGM Resorts International*	2,171	$20,668
Panera Bread Co. - Class A*	160	25,198
Penn National Gaming, Inc.*	535	20,822
Royal Caribbean Cruises Ltd.	952	23,781
Starbucks Corp.	439	19,878
Starwood Hotels & Resorts Worldwide, Inc.	457	24,747
Wendy’s Co.(The)	5,305	24,350
Wyndham Worldwide Corp.	461	23,995
Wynn Resorts Ltd.	231	21,656
Yum! Brands, Inc.	360	23,342

Total Hotels, Restaurants & Leisure		491,504

Household Durables 1.0%
DR Horton, Inc.	1,447	25,511
Garmin Ltd.	621	23,977
Harman International Industries, Inc.	650	26,228
Jarden Corp. *	587	26,532
Leggett & Platt, Inc.	1,164	26,982
Lennar Corp. - Class A	895	26,143
Mohawk Industries, Inc.*	352	23,383
Newell Rubbermaid, Inc.	1,311	23,139
NVR, Inc.*	30	23,219
Pulte Homes, Inc.*	2,517	28,442
Tempur-Pedic International, Inc.*	1,028	29,288
Toll Brothers, Inc.*	920	26,836
Tupperware Brands Corp.	448	23,484
Whirlpool Corp.	389	26,281

Total Household Durables		359,445

Household Products 1.4%
Church & Dwight Co., Inc.	1,502	86,530
Clorox Co.(The)	1,121	81,508
Colgate-Palmolive Co.	799	85,781
Energizer Holdings, Inc.*	1,100	85,547
Kimberly-Clark Corp.	973	84,563
Procter & Gamble Co.(The)	1,301	83,967

Total Household Products		507,896

Independent Power Producers & Energy Traders 0.6%
AES Corp.(The)*	5,042	60,806
Calpine Corp.*	3,899	66,634
NRG Energy, Inc.	4,040	80,073

Total Independent Power Producers & Energy Traders		207,513

Industrial Conglomerates 0.4%
3M Co.	325	29,650
Carlisle Cos., Inc.	541	27,315
Danaher Corp.	540	28,518
General Electric Co.	1,427	29,610
Tyco International Ltd.	528	29,008

Total Industrial Conglomerates		144,101

Insurance 2.7%
ACE Ltd.	250	18,375
AFLAC, Inc.	433	18,957
Alleghany Corp.*	55	19,020
Allied World Assurance Co. Holdings AG	237	17,877
Allstate Corp.(The)	531	18,213
American Financial Group, Inc.	463	17,460
American International Group, Inc.*	572	17,886
American National Insurance Co.	258	18,171
Aon PLC	388	19,090
Arch Capital Group Ltd.*	488	18,934
Arthur J. Gallagher & Co.	523	18,556

	Shares	Market Value
Aspen Insurance Holdings Ltd.	631	$18,135
Assurant, Inc.	527	19,083
Assured Guaranty Ltd.	1,465	17,551
Axis Capital Holdings Ltd.	567	18,632
Berkshire Hathaway, Inc. - Class B*	220	18,665
Brown & Brown, Inc.	687	17,340
Chubb Corp.(The)	254	18,463
Cincinnati Financial Corp.	488	18,466
CNA Financial Corp.	657	17,154
Endurance Specialty Holdings Ltd.	476	16,503
Erie Indemnity Co. - Class A	259	18,464
Everest Re Group Ltd.	175	17,797
Fidelity National Financial, Inc. - Class A	952	17,726
Genworth Financial, Inc. - Class A*	3,336	16,813
Hanover Insurance Group, Inc.(The)	479	16,799
Hartford Financial Services Group, Inc.	1,059	17,421
HCC Insurance Holdings, Inc.	574	17,587
Kemper Corp.	590	19,305
Lincoln National Corp.	842	16,882
Loews Corp.	447	17,697
Markel Corp.*	42	18,146
Marsh & McLennan Cos., Inc.	584	19,395
MBIA, Inc.*	1,808	17,266
Mercury General Corp.	428	15,502
MetLife, Inc.	592	18,216
Old Republic International Corp.	1,707	13,758
PartnerRe Ltd.	252	18,255
Principal Financial Group, Inc.	720	18,425
ProAssurance Corp.	213	19,078
Progressive Corp.(The)	871	17,194
Protective Life Corp.	646	18,030
Prudential Financial, Inc.	378	18,250
Reinsurance Group of America, Inc.	348	19,373
RenaissanceRe Holdings Ltd.	245	18,128
StanCorp Financial Group, Inc.	502	14,939
Torchmark Corp.	367	18,258
Travelers Cos., Inc.(The)	288	18,043
Unum Group	942	17,794
Validus Holdings Ltd.*	585	19,030
W.R. Berkley Corp.	485	17,766
White Mountains Insurance Group Ltd.	36	18,381
XL Group PLC	901	18,606

Total Insurance		950,855

Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	108	25,197
Expedia, Inc.	499	28,438
Groupon, Inc.*	3,132	20,859
HomeAway, Inc.*	1,144	26,266
Liberty Interactive Corp. - Series A*	1,449	27,140
Netflix, Inc.*	346	19,670
priceline.com, Inc.*	36	23,823
TripAdvisor, Inc.*	547	20,463

Total Internet & Catalog Retail		191,856

Internet Software & Services 1.0%
Akamai Technologies, Inc.*	1,073	37,748
AOL, Inc.*	1,280	40,781
eBay, Inc.*	556	24,631
Equinix, Inc.*	201	35,814
Facebook, Inc. - Class A*	1,071	23,252
Google, Inc. - Class A*	59	37,345
IAC/InterActiveCorp	748	39,352
LinkedIn Corp. - Class A*	325	33,361
Rackspace Hosting, Inc.*	758	33,261
VeriSign, Inc.*	787	34,959

5

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Yahoo!, Inc.*	2,185	$34,610

Total Internet Software & Services		375,114

IT Services 2.1%
Accenture PLC - Class A	477	28,763
Alliance Data Systems Corp.*	139	18,070
Amdocs Ltd.*	1,154	34,331
Automatic Data Processing, Inc.	515	29,123
Booz Allen Hamilton Holding Corp.	1,894	33,012
Broadridge Financial Solutions, Inc.	871	18,439
Cognizant Technology Solutions Corp. - Class A*	566	32,132
Computer Sciences Corp.	1,386	34,123
CoreLogic, Inc.*	1,050	24,150
DST Systems, Inc.	642	34,604
Fidelity National Information Services, Inc.	547	17,198
Fiserv, Inc.*	258	18,094
FleetCor Technologies, Inc.*	478	17,648
Gartner, Inc.*	790	35,068
Genpact Ltd.*	1,810	31,530
Global Payments, Inc.	433	18,541
International Business Machines Corp.	172	33,709
Jack Henry & Associates, Inc.	537	18,650
Lender Processing Services, Inc.	807	19,909
Mastercard, Inc. - Class A	43	18,772
NeuStar, Inc. - Class A*	1,101	38,986
Paychex, Inc.	876	28,636
SAIC, Inc.	2,908	33,646
Teradata Corp.*	469	31,714
Total System Services, Inc.	764	18,069
Vantiv, Inc. - Class A*	761	17,168
VeriFone Systems, Inc.*	1,061	38,504
Visa, Inc. - Class A	151	19,490
Western Union Co.(The)	1,101	19,190

Total IT Services		761,269

Leisure Equipment & Products 0.2%
Hasbro, Inc.	696	24,931
Mattel, Inc.	746	26,237
Polaris Industries, Inc.	339	25,479

Total Leisure Equipment & Products		76,647

Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	694	26,573
Bio-Rad Laboratories, Inc. - Class A*	400	38,484
Bruker Corp.*	2,640	31,205
Charles River Laboratories International, Inc.*	1,220	41,517
Covance, Inc.*	857	40,227
Illumina, Inc.*	991	41,097
Life Technologies Corp.*	943	41,379
Mettler-Toledo International, Inc.*	179	27,709
PerkinElmer, Inc.	1,549	39,577
QIAGEN NV*	2,449	43,127
Techne Corp.	585	40,412
Thermo Fisher Scientific, Inc.	788	43,868
Waters Corp.*	346	26,808

Total Life Sciences Tools & Services		481,983

Machinery 3.3%
AGCO Corp.*	658	28,847
Caterpillar, Inc.	321	27,031
CNH Global NV*	741	28,247
Colfax Corp.*	951	27,522
Crane Co.	761	29,679

	Shares	Market Value
Cummins, Inc.	295	$28,291
Deere & Co.	371	28,500
Donaldson Co., Inc.	793	27,065
Dover Corp.	508	27,671
Eaton Corp.	715	31,346
Flowserve Corp.	259	31,075
Gardner Denver, Inc.	544	30,997
Graco, Inc.	597	27,390
Harsco Corp.	1,405	29,856
IDEX Corp.	710	27,087
Illinois Tool Works, Inc.	515	27,985
Ingersoll-Rand PLC	705	29,899
ITT Corp.	1,485	27,829
Joy Global, Inc.	493	25,606
Kennametal, Inc.	865	31,918
Lincoln Electric Holdings, Inc.	633	25,244
Manitowoc Co., Inc.(The)	2,551	30,612
Navistar International Corp.*	971	23,887
Nordson Corp.	534	27,373
Oshkosh Corp.*	1,355	30,515
PACCAR, Inc.	708	28,327
Pall Corp.	525	28,040
Parker Hannifin Corp.	351	28,192
Pentair, Inc.	712	31,207
Snap-on, Inc.	377	25,553
SPX Corp.	429	26,049
Stanley Black & Decker, Inc.	447	29,900
Terex Corp.*	1,491	29,074
Timken Co.	1,142	41,340
Toro Co.(The)	756	28,426
Trinity Industries, Inc.	1,163	32,564
Valmont Industries, Inc.	447	55,374
WABCO Holdings, Inc.*	455	24,989
Wabtec Corp.	376	29,772
Xylem, Inc.	1,138	27,289

Total Machinery		1,177,568

Marine 0.1%
Kirby Corp.*	548	28,918
Matson, Inc.	580	14,245

Total Marine		43,163

Media 2.3%
AMC Networks, Inc. - Class A*	627	27,187
Cablevision Systems Corp. - Class A	1,931	29,621
CBS Corp. - Class B	757	25,329
Charter Communications, Inc. - Class A*	351	26,999
Cinemark Holdings, Inc.	1,118	26,139
Clear Channel Outdoor Holdings, Inc. - Class A*	3,914	19,805
Comcast Corp. - Class A	773	25,161
DIRECTV - Class A*	529	26,270
Discovery Communications, Inc. - Class A*	467	23,644
DISH Network Corp. - Class A	863	26,546
DreamWorks Animation SKG, Inc. - Class A*	1,334	25,613
Gannett Co., Inc.	1,847	26,061
Interpublic Group of Cos., Inc.(The)	2,280	22,504
John Wiley & Sons, Inc. - Class A	523	24,921
Lamar Advertising Co. - Class A*	859	26,071
Liberty Global, Inc. - Class A*	499	26,337
Liberty Media Corp. - Liberty Capital - Series A*	279	26,393
Madison Square Garden, Inc.(The) - Class A*	659	23,889

6

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
McGraw-Hill Cos., Inc.(The)	554	$26,016
Morningstar, Inc.	311	18,060
News Corp. - Class A	1,195	27,509
Omnicom Group, Inc.	503	25,241
Pandora Media, Inc.*	2,113	20,855
Regal Entertainment Group - Class A	1,816	25,097
Scripps Networks Interactive, Inc. - Class A	426	22,940
Sirius XM Radio, Inc.*	12,665	27,356
Thomson Reuters Corp.	648	18,345
Time Warner Cable, Inc.	304	25,819
Time Warner, Inc.	648	25,350
Viacom, Inc. - Class B	505	23,589
Virgin Media, Inc.	1,025	28,064
Walt Disney Co.(The)	509	25,012
Washington Post Co.(The) - Class B	64	21,664

Total Media		819,407

Metals & Mining 2.6%
Alcoa, Inc.	5,865	49,677
Allegheny Technologies, Inc.	1,729	51,922
Allied Nevada Gold Corp.*	1,745	45,108
Carpenter Technology Corp.	1,173	56,140
Cliffs Natural Resources, Inc.	1,028	42,035
Commercial Metals Co.	4,275	55,105
Compass Minerals International, Inc.	735	53,170
Freeport-McMoRan Copper & Gold, Inc.	1,472	49,562
Molycorp, Inc.*	2,527	44,020
Newmont Mining Corp.	1,030	45,804
Nucor Corp.	1,358	53,234
Reliance Steel & Aluminum Co.	1,062	54,672
Royal Gold, Inc.	658	49,797
Southern Copper Corp.	1,662	53,649
Steel Dynamics, Inc.	4,335	55,878
Tahoe Resources, Inc.*	2,791	42,479
Titanium Metals Corp.	4,636	54,056
United States Steel Corp.	2,591	53,504
Walter Energy, Inc.	1,163	39,891

Total Metals & Mining		949,703

Multi-Utilities 3.1%
Alliant Energy Corp.	1,408	65,768
Ameren Corp.	1,902	65,067
CenterPoint Energy, Inc.	3,108	65,454
CMS Energy Corp.	2,694	66,434
Consolidated Edison, Inc.	1,019	65,725
Dominion Resources, Inc.	1,177	63,923
DTE Energy Co.	1,076	66,034
Integrys Energy Group, Inc.	1,116	67,563
MDU Resources Group, Inc.	2,905	65,043
NiSource, Inc.	2,552	65,306
PG&E Corp.	1,418	65,455
Public Service Enterprise Group, Inc.	1,988	66,081
SCANA Corp.	1,342	65,986
Sempra Energy	924	65,059
TECO Energy, Inc.	3,498	63,629
Vectren Corp.	2,138	63,819
Wisconsin Energy Corp.	1,639	66,773

Total Multi-Utilities		1,113,119

Multiline Retail 0.7%
Big Lots, Inc.*	618	25,035
Dillard’s, Inc. - Class A	349	22,765
Dollar General Corp.*	463	23,618
Dollar Tree, Inc.*	426	21,445
Family Dollar Stores, Inc.	334	22,071

	Shares	Market Value
J.C. Penney Co., Inc.	1,087	$24,468
Kohl’s Corp.	544	27,048
Macy’s, Inc.	651	23,332
Nordstrom, Inc.	474	25,662
Sears Holdings Corp.*	444	21,973
Target Corp.	412	24,988

Total Multiline Retail		262,405

Office Electronics 0.2%
Xerox Corp.	3,654	25,322
Zebra Technologies Corp. - Class A*	870	30,050

Total Office Electronics		55,372

Oil, Gas & Consumable Fuels 8.3%
Alpha Natural Resources, Inc.*	6,408	44,920
Anadarko Petroleum Corp.	849	58,955
Apache Corp.	654	56,322
Cabot Oil & Gas Corp.	1,540	64,973
Cheniere Energy, Inc.*	4,093	55,788
Chesapeake Energy Corp.	2,986	56,196
Chevron Corp.	537	58,844
Cimarex Energy Co.	1,086	61,565
Cobalt International Energy, Inc.*	2,534	63,603
Concho Resources, Inc.*	625	53,281
ConocoPhillips	1,004	54,658
CONSOL Energy, Inc.	1,924	55,757
Continental Resources, Inc.*	791	50,616
Denbury Resources, Inc.*	3,723	56,292
Devon Energy Corp.	966	57,110
Energen Corp.	1,458	74,664
EOG Resources, Inc.	582	57,042
EQT Corp.	1,123	63,337
EXCO Resources, Inc.	8,040	56,602
Exxon Mobil Corp.	661	57,408
Golar LNG Ltd.	1,570	60,696
Hess Corp.	1,260	59,422
HollyFrontier Corp.	1,666	62,292
Kinder Morgan, Inc.	1,727	61,844
Kosmos Energy Ltd.*	4,664	44,495
Laredo Petroleum Holdings, Inc.*	2,879	66,159
Marathon Oil Corp.	2,253	59,637
Marathon Petroleum Corp.	1,367	64,659
Murphy Oil Corp.	1,225	65,733
Newfield Exploration Co.*	2,024	61,793
Noble Energy, Inc.	663	57,966
Occidental Petroleum Corp.	665	57,875
Peabody Energy Corp.	2,312	48,275
Phillips 66	1,650	62,040
Pioneer Natural Resources Co.	619	54,862
Plains Exploration & Production Co.*	1,560	62,338
QEP Resources, Inc.	2,033	61,051
Range Resources Corp.	927	58,030
SandRidge Energy, Inc.*	8,253	56,285
SM Energy Co.	1,108	52,176
Southwestern Energy Co.*	1,967	65,403
Spectra Energy Corp.	1,994	61,196
Sunoco, Inc.	1,172	56,479
Teekay Corp.	1,061	32,604
Tesoro Corp.*	2,364	65,365
Ultra Petroleum Corp.*	2,661	63,225
Valero Energy Corp.	2,426	66,715
Whiting Petroleum Corp.*	1,399	56,520
Williams Cos., Inc.(The)	1,860	59,129
World Fuel Services Corp.	1,476	59,763

7

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
WPX Energy, Inc.*	3,628	$57,867

Total Oil, Gas & Consumable Fuels		2,979,827

Paper & Forest Products 0.4%
Domtar Corp.	668	49,338
International Paper Co.	1,744	57,221
MeadWestvaco Corp.	1,829	51,944

Total Paper & Forest Products		158,503

Personal Products 0.5%
Avon Products, Inc.	1,541	23,870
Estee Lauder Cos., Inc.(The) - Class A	428	22,419
Herbalife Ltd.	1,700	93,313
Nu Skin Enterprises, Inc. - Class A	533	27,188

Total Personal Products		166,790

Pharmaceuticals 1.7%
Abbott Laboratories	651	43,168
Allergan, Inc.	437	35,865
Bristol-Myers Squibb Co.	1,174	41,794
Eli Lilly & Co.	967	42,577
Endo Pharmaceuticals Holdings, Inc.*	1,356	40,314
Forest Laboratories, Inc.*	1,180	39,589
Hospira, Inc.*	1,189	41,318
Johnson & Johnson, Inc.	613	42,432
Merck & Co., Inc.	1,043	46,069
Mylan, Inc.*	1,917	44,148
Perrigo Co.	356	40,591
Pfizer, Inc.	1,801	43,296
Salix Pharmaceuticals Ltd.*	767	34,377
Warner Chilcott PLC - Class A*	2,241	38,097
Watson Pharmaceuticals, Inc.*	581	45,219

Total Pharmaceuticals		618,854

Professional Services 0.5%
Dun & Bradstreet Corp.(The)	269	21,571
Equifax, Inc.	389	18,221
Manpower, Inc.	769	27,361
Nielsen Holdings NV*	877	24,995
Robert Half International, Inc.	970	26,200
Towers Watson & Co. - Class A	473	27,732
Verisk Analytics, Inc. - Class A*	582	29,245

Total Professional Services		175,325

Real Estate Investment Trusts (REITs) 3.1%
Alexandria Real Estate Equities, Inc.	256	18,811
American Campus Communities, Inc.	412	19,636
American Capital Agency Corp.	563	19,784
American Tower Corp.	265	19,162
Annaly Capital Management, Inc.	1,079	18,807
Apartment Investment & Management Co. - Class A	659	18,076
AvalonBay Communities, Inc.	129	18,975
BioMed Realty Trust, Inc.	987	18,556
Boston Properties, Inc.	174	19,297
Brandywine Realty Trust	1,560	18,533
BRE Properties, Inc.	372	19,597
Camden Property Trust	272	19,396
CBL & Associates Properties, Inc.	991	19,552
Chimera Investment Corp.	6,282	13,569
CommonWealth	994	18,131
Corporate Office Properties Trust	815	18,142
DDR Corp.	1,291	19,417
Digital Realty Trust, Inc.	243	18,971
Douglas Emmett, Inc.	799	18,784
Duke Realty Corp.	1,263	18,263

	Shares	Market Value
Equity Lifestyle Properties, Inc.	266	$19,131
Equity Residential	296	18,740
Essex Property Trust, Inc.	120	18,883
Extra Space Storage, Inc.	621	20,332
Federal Realty Investment Trust	180	19,559
General Growth Properties, Inc.	1,057	19,153
Hatteras Financial Corp.	623	18,223
HCP, Inc.	429	20,253
Health Care REIT, Inc.	319	19,851
Home Properties, Inc.	303	19,880
Hospitality Properties Trust	770	18,688
Host Hotels & Resorts, Inc.	1,150	16,882
Kilroy Realty Corp.	380	17,989
Kimco Realty Corp.	976	19,022
Liberty Property Trust	503	18,254
Macerich Co.(The)	318	18,574
Mack-Cali Realty Corp.	651	17,440
MFA Financial, Inc.	2,353	19,012
Mid-America Apartment Communities, Inc.	272	18,831
National Retail Properties, Inc.	671	19,794
Piedmont Office Realty Trust, Inc. - Class A	1,081	18,442
Plum Creek Timber Co., Inc.	474	19,240
Post Properties, Inc.	377	19,472
ProLogis, Inc.	566	18,299
Public Storage	131	19,512
Rayonier, Inc.	413	19,696
Realty Income Corp.	452	18,622
Regency Centers Corp.	396	18,949
Retail Properties of America, Inc. - Class A	1,889	18,833
Senior Housing Properties Trust	851	19,360
Simon Property Group, Inc.	121	19,419
SL Green Realty Corp.	239	18,821
Tanger Factory Outlet Centers, Inc.	584	18,805
Taubman Centers, Inc.	242	18,760
UDR, Inc.	701	18,654
Ventas, Inc.	299	20,108
Vornado Realty Trust	221	18,453
Weingarten Realty Investors	709	19,058
Weyerhaeuser Co.	858	20,034

Total Real Estate Investment Trusts (REITs)		1,114,487

Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.*	580	18,583
CBRE Group, Inc.*	1,088	16,951
Forest City Enterprises, Inc. - Class A*	1,230	17,355
Howard Hughes Corp. (The)*	298	18,366
Jones Lang LaSalle, Inc.	250	16,673
St Joe Co.(The)*	1,170	19,808

Total Real Estate Management & Development		107,736

Road & Rail 0.7%
Con-way, Inc.	756	26,929
CSX Corp.	1,260	28,904
Hertz Global Holdings, Inc.*	1,827	20,572
JB Hunt Transport Services, Inc.	473	26,025
Kansas City Southern	399	29,047
Landstar System, Inc.	539	26,632
Norfolk Southern Corp.	400	29,620
Ryder System, Inc.	671	26,464
Union Pacific Corp.	241	29,549

Total Road & Rail		243,742

8

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc.*	5,886	$23,897
Altera Corp.	1,004	35,592
Analog Devices, Inc.	900	35,172
Applied Materials, Inc.	3,059	33,313
Atmel Corp.*	4,783	28,028
Avago Technologies Ltd.	986	36,482
Broadcom Corp. - Class A*	978	33,135
Cree, Inc.*	1,409	33,746
Cypress Semiconductor Corp.*	2,493	26,650
Fairchild Semiconductor International, Inc.*	2,425	33,611
Freescale Semiconductor Holdings I Ltd.*	3,420	36,491
Intel Corp.	1,243	31,945
KLA-Tencor Corp.	690	35,128
Lam Research Corp.*	897	30,866
Linear Technology Corp.	1,106	35,669
LSI Corp.*	5,158	35,590
Marvell Technology Group Ltd.	2,826	31,821
Maxim Integrated Products, Inc.	1,312	35,726
Microchip Technology, Inc.	1,035	34,548
Micron Technology, Inc.*	5,606	34,813
NVIDIA Corp.*	2,585	35,001
ON Semiconductor Corp.*	4,750	32,965
PMC - Sierra, Inc.*	5,229	27,818
Silicon Laboratories, Inc.*	912	33,698
Skyworks Solutions, Inc.*	1,218	35,237
Teradyne, Inc.*	2,319	34,112
Texas Instruments, Inc.	1,210	32,960
Xilinx, Inc.	1,035	33,534

Total Semiconductors & Semiconductor Equipment		927,548

Software 2.8%
Activision Blizzard, Inc.	2,931	35,260
Adobe Systems, Inc.*	1,040	32,115
ANSYS, Inc.*	517	30,999
Ariba, Inc.*	765	33,989
Autodesk, Inc.*	987	33,479
BMC Software, Inc.*	780	30,888
CA, Inc.	1,288	31,002
Cadence Design Systems, Inc.*	3,135	38,310
Citrix Systems, Inc.*	422	30,671
Compuware Corp.*	3,705	34,123
Concur Technologies, Inc.*	499	33,702
Electronic Arts, Inc.*	2,699	29,743
Factset Research Systems, Inc.	193	17,941
Fortinet, Inc.*	1,522	36,543
Informatica Corp.*	785	23,165
Intuit, Inc.	580	33,652
MICROS Systems, Inc.*	642	30,649
Microsoft Corp.	1,114	32,830
NetSuite, Inc.*	673	37,244
Nuance Communications, Inc.*	1,518	30,891
Oracle Corp.	1,223	36,935
Red Hat, Inc.*	601	32,250
Rovi Corp.*	1,602	21,435
Salesforce.com, Inc.*	248	30,841
Solarwinds, Inc.*	732	39,081
Solera Holdings, Inc.	811	31,670
Splunk, Inc.*	1,070	31,458
Symantec Corp.*	2,291	36,083
Synopsys, Inc.*	1,174	35,560
TIBCO Software, Inc.*	1,250	35,113
VMware, Inc. - Class A*	366	33,218

	Shares	Market Value
Zynga, Inc. - Class A*	5,729	$16,901

Total Software		1,017,741

Specialty Retail 2.4%
Aaron’s, Inc.	870	25,517
Abercrombie & Fitch Co. - Class A	753	25,451
Advance Auto Parts, Inc.	351	24,623
American Eagle Outfitters, Inc.	1,253	26,087
Ascena Retail Group, Inc.*	1,242	22,778
AutoNation, Inc.*	645	25,432
AutoZone, Inc.*	62	23,264
Bed Bath & Beyond, Inc.*	324	19,748
Best Buy Co., Inc.	1,196	21,636
CarMax, Inc.*	848	23,600
Chico’s FAS, Inc.	1,720	26,350
Dick’s Sporting Goods, Inc.	506	24,855
DSW, Inc. - Class A	461	27,254
Foot Locker, Inc.	813	26,845
GameStop Corp. - Class A	1,317	21,098
Gap, Inc.(The)	885	26,099
GNC Holdings, Inc. - Class A	2,219	85,498
Guess?, Inc.	836	25,164
Home Depot, Inc.	457	23,846
Limited Brands, Inc.	556	26,438
Lowe’s Cos., Inc.	848	21,514
O’Reilly Automotive, Inc.*	239	20,492
PetSmart, Inc.	349	23,072
Ross Stores, Inc.	356	23,653
Sally Beauty Holdings, Inc.*	864	22,827
Signet Jewelers Ltd.	549	24,112
Staples, Inc.	1,862	23,722
Tiffany & Co.	450	24,719
TJX Cos., Inc.	556	24,620
Tractor Supply Co.	266	24,171
Ulta Salon Cosmetics & Fragrance, Inc.	250	21,220
Urban Outfitters, Inc.*	856	26,151
Williams-Sonoma, Inc.	677	23,526

Total Specialty Retail		855,382

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.*	451	22,852
Coach, Inc.	391	19,288
Deckers Outdoor Corp.*	504	21,022
Fossil, Inc.*	323	23,156
Hanesbrands, Inc.*	834	25,037
Michael Kors Holdings Ltd.*	588	24,278
NIKE, Inc. - Class B	238	22,217
PVH Corp.	299	23,750
Ralph Lauren Corp.	164	23,672
Under Armour, Inc. - Class A*	453	24,661
V.F. Corp.	170	25,381

Total Textiles, Apparel & Luxury Goods		255,314

Thrifts & Mortgage Finance 0.4%
BankUnited, Inc.	768	18,709
Capitol Federal Financial, Inc.	1,551	18,178
Hudson City Bancorp, Inc.	2,925	18,574
New York Community Bancorp, Inc.	1,477	19,171
People’s United Financial, Inc.	1,548	17,740
TFS Financial Corp.*	1,935	18,208
Washington Federal, Inc.	1,133	18,049

Total Thrifts & Mortgage Finance		128,629

Tobacco 0.9%
Altria Group, Inc.	2,387	85,860
Lorillard, Inc.	633	81,429

9

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Philip Morris International, Inc.	915	$83,668
Reynolds American, Inc.	1,870	86,525

Total Tobacco		337,482

Trading Companies & Distributors 0.8%
Air Lease Corp.*	1,399	27,532
Fastenal Co.	1,290	55,625
GATX Corp.	736	30,964
MRC Global, Inc.*	2,438	56,342
MSC Industrial Direct Co. - Class A	415	28,523
United Rentals, Inc.*	773	22,347
W.W. Grainger, Inc.	151	30,929
WESCO International, Inc.*	504	28,078

Total Trading Companies & Distributors		280,340

Water Utilities 0.4%
American Water Works Co., Inc.	1,893	68,621
Aqua America, Inc.	2,629	67,408

Total Water Utilities		136,029

Wireless Telecommunication Services 1.4%
Clearwire Corp. - Class A*	55,639	63,428
Crown Castle International Corp.*	592	36,633
MetroPCS Communications, Inc.*	10,827	94,845
NII Holdings, Inc.*	5,507	37,172
SBA Communications Corp. - Class A*	620	36,617
Sprint Nextel Corp.*	20,314	88,569
Telephone & Data Systems, Inc.	2,955	71,600
United States Cellular Corp.*	1,671	68,711

Total Wireless Telecommunication Services		497,575

Total Common Stocks (Cost $36,243,592)		35,779,637

SHORT TERM INVESTMENTS 0.3%
SSgA Government Money Market Fund	105,781	105,781

Total Short Term Investments (Cost $105,781)		105,781

Total Investments 100.0%(a) (Cost $36,349,373)		35,885,418

Other Assets and Liabilities, net – 0.0%(b)		10,180

Net Assets – 100.0%		$35,895,598

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

PLC - Public Limited Company

10

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.3%

Aerospace & Defense 1.1%
AAR Corp.	648	$9,208
Aerovironment, Inc.*	294	6,868
American Science & Engineering, Inc.	117	6,674
API Technologies Corp.*	1,912	6,577
Astronics Corp.*	259	7,791
Ceradyne, Inc.	269	5,918
CPI Aerostructures, Inc.*	601	6,821
Cubic Corp.	158	7,643
Curtiss-Wright Corp.	230	6,893
DigitalGlobe, Inc.*	390	7,593
Esterline Technologies Corp.*	114	6,694
GenCorp, Inc.*	1,163	9,827
GeoEye, Inc.*	331	8,417
HEICO Corp.	181	6,460
Hexcel Corp.*	617	14,370
KEYW Holding Corp.(The)*	628	6,914
Kratos Defense & Security Solutions, Inc.*	1,274	7,198
LMI Aerospace, Inc.*	412	7,428
Moog, Inc. - Class A*	182	6,623
National Presto Industries, Inc.	91	6,055
Orbital Sciences Corp.*	584	7,651
SIFCO Industries, Inc.	325	6,256
Sypris Solutions, Inc.	1,103	6,850
Taser International, Inc.*	1,328	7,185
Teledyne Technologies, Inc.*	114	7,102

Total Aerospace & Defense		187,016

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	1,369	6,612
Atlas Air Worldwide Holdings, Inc.*	163	7,394
Echo Global Logistics, Inc.*	390	7,036
Forward Air Corp.	213	7,127
HUB Group, Inc. - Class A*	199	5,920
Pacer International, Inc.*	1,207	5,069
Park-Ohio Holdings Corp.*	384	6,593
XPO Logistics, Inc.*	380	4,834

Total Air Freight & Logistics		50,585

Airlines 0.3%
Alaska Air Group, Inc.*	202	7,040
Allegiant Travel Co.*	105	7,461
Hawaiian Holdings, Inc.*	1,163	7,408
JetBlue Airways Corp.*	1,414	7,791
Republic Airways Holdings, Inc.*	1,270	5,778
SkyWest, Inc.	1,054	7,378
Spirit Airlines, Inc.*	358	7,701
US Airways Group, Inc.*	569	6,521

Total Airlines		57,078

Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc.*	623	6,722
Amerigon, Inc.*	539	6,064
Cooper Tire & Rubber Co.	365	6,377
Dana Holding Corp.	475	6,261
Dorman Products, Inc.*	275	7,898
Drew Industries, Inc.*	229	6,151
Exide Technologies*	2,039	5,974
Federal-Mogul Corp.*	576	5,731
Fuel Systems Solutions, Inc.*	377	6,680
Modine Manufacturing Co.*	1,085	7,280

	Shares	Market Value
Spartan Motors, Inc.	1,502	$7,660
Standard Motor Products, Inc.	479	6,735
Stoneridge, Inc.*	898	5,765
Superior Industries International, Inc.	363	6,204
Tenneco, Inc.*	226	6,620
Tower International, Inc.*	577	4,956

Total Auto Components		103,078

Automobiles 0.0%(a)
Winnebago Industries, Inc.*	638	6,463

Total Automobiles		6,463

Beverages 0.9%
Boston Beer Co., Inc. - Class A*	304	32,747
Central European Distribution Corp.*	12,261	39,971
Coca-Cola Bottling Co. Consolidated	559	37,548
National Beverage Corp.*	2,365	34,292

Total Beverages		144,558

Biotechnology 3.9%
Achillion Pharmaceuticals, Inc.*	1,100	7,282
Acorda Therapeutics, Inc.*	290	6,980
Aegerion Pharmaceuticals, Inc.*	477	7,241
Affymax, Inc.*	529	8,586
Agenus, Inc.*	1,318	6,366
Alkermes PLC*	417	7,752
Allos Therapeutics, Inc.*	3,872	6,853
Alnylam Pharmaceuticals, Inc.*	591	11,046
AMAG Pharmaceuticals, Inc.*	467	7,229
Amicus Therapeutics, Inc.*	1,258	6,202
Anacor Pharmaceuticals, Inc.*	1,375	8,113
Arena Pharmaceuticals, Inc.*	715	5,977
ArQule, Inc.*	1,231	7,448
Array Biopharma, Inc.*	2,045	10,511
Astex Pharmaceuticals, Inc.*	3,398	8,427
AVEO Pharmaceuticals, Inc.*	574	7,519
BioCryst Pharmaceuticals, Inc.*	1,805	8,014
Biospecifics Technologies Corp.*	365	6,596
Biotime, Inc.*	1,565	6,041
Celldex Therapeutics, Inc.*	1,534	7,931
Cepheid, Inc.*	161	5,158
ChemoCentryx, Inc.*	546	7,912
Clovis Oncology, Inc.*	335	5,926
Codexis, Inc.*	1,873	5,769
Coronado Biosciences, Inc.*	1,240	7,366
Cubist Pharmaceuticals, Inc.*	171	7,363
Curis, Inc.*	1,438	6,960
Cytori Therapeutics, Inc.*	2,751	7,208
Dendreon Corp.*	963	4,584
Discovery Laboratories, Inc.*	3,001	7,593
Dusa Pharmaceuticals, Inc.*	1,417	7,751
Dyax Corp.*	3,381	8,960
Dynavax Technologies Corp.*	1,666	6,431
Emergent Biosolutions, Inc.*	462	6,750
Enzon Pharmaceuticals, Inc.*	1,012	6,710
Exact Sciences Corp.*	638	6,540
Exelixis, Inc.*	1,357	8,481
Genomic Health, Inc.*	201	6,748
Geron Corp.*	4,715	8,110
GTx, Inc.*	2,398	8,441
Halozyme Therapeutics, Inc.*	774	6,981
Horizon Pharma, Inc.*	1,459	8,331
Idenix Pharmaceuticals, Inc.*	740	7,496
ImmunoCellular Therapeutics Ltd.*	1,869	5,887
Immunogen, Inc.*	445	7,182
Immunomedics, Inc.*	1,958	6,775

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Infinity Pharmaceuticals, Inc.*	538	$9,393
InterMune, Inc.*	567	5,007
Ironwood Pharmaceuticals, Inc.*	490	6,306
Isis Pharmaceuticals, Inc.*	629	7,623
Keryx Biopharmaceuticals, Inc.*	3,916	7,127
Lexicon Pharmaceuticals, Inc.*	3,667	8,874
Ligand Pharmaceuticals, Inc. - Class B*	538	10,410
MannKind Corp.*	3,747	8,918
Maxygen, Inc.*	1,179	7,109
Merrimack Pharmaceuticals, Inc.*	979	7,803
Momenta Pharmaceuticals, Inc.*	435	6,186
Neurocrine Biosciences, Inc.*	939	7,136
NewLink Genetics Corp.*	428	5,085
Novavax, Inc.*	5,458	12,171
NPS Pharmaceuticals, Inc.*	969	7,471
OncoGenex Pharmaceutical, Inc.*	518	7,231
Oncothyreon, Inc.*	1,639	6,933
Opko Health, Inc.*	1,572	6,665
Orexigen Therapeutics, Inc.*	1,777	8,761
Osiris Therapeutics, Inc.*	678	5,912
PDL BioPharma, Inc.	1,093	7,421
Pharmacyclics, Inc.*	162	8,620
Progenics Pharmaceuticals, Inc.*	813	4,236
Raptor Pharmaceutical Corp.*	1,191	5,931
Repligen Corp.*	1,579	6,348
Rigel Pharmaceuticals, Inc.*	779	8,522
Sangamo Biosciences, Inc.*	1,242	6,533
Seattle Genetics, Inc.*	275	7,194
SIGA Technologies, Inc.*	2,407	7,004
Spectrum Pharmaceuticals, Inc.*	520	7,275
Sunesis Pharmaceuticals, Inc.*	2,596	7,710
Synageva BioPharma Corp.*	184	9,211
Synergy Pharmaceuticals, Inc.*	1,362	5,571
Synta Pharmaceuticals Corp.*	1,083	7,960
Targacept, Inc.*	1,593	6,882
Theravance, Inc.*	357	10,399
Threshold Pharmaceuticals, Inc.*	1,009	7,002
Trius Therapeutics, Inc.*	1,276	7,031
Vanda Pharmaceuticals, Inc.*	1,597	6,436
Verastem, Inc.*	663	6,192
Vical, Inc.*	2,179	7,539
XOMA Corp.*	2,586	9,387
ZIOPHARM Oncology, Inc.*	1,177	6,627

Total Biotechnology		654,679

Building Products 1.3%
AAON, Inc.	760	13,885
Ameresco, Inc. - Class A*	1,402	17,048
American Woodmark Corp.*	365	6,085
AO Smith Corp.	148	7,314
Apogee Enterprises, Inc.	1,004	16,255
Builders FirstSource, Inc.*	3,458	12,449
Gibraltar Industries, Inc.*	1,468	13,975
Griffon Corp.	1,849	16,253
Insteel Industries, Inc.	1,332	13,267
NCI Building Systems, Inc.*	1,522	16,377
Nortek, Inc.*	308	15,714
Quanex Building Products Corp.	846	14,297
Simpson Manufacturing Co., Inc.	529	12,823
Trex Co., Inc.*	479	12,205
Universal Forest Products, Inc.	395	12,612
USG Corp.*	885	14,373

Total Building Products		214,932

Capital Markets 1.6%
Apollo Investment Corp.	537	4,124

	Shares	Market Value
Arlington Asset Investment Corp. - Class A	172	$3,846
Artio Global Investors, Inc.	1,200	3,876
BGC Partners, Inc. - Class A	609	3,027
BlackRock Kelso Capital Corp.	430	4,064
Calamos Asset Management, Inc. - Class A	340	3,594
Capital Southwest Corp.	38	3,967
CIFC Corp.*	595	4,361
Cohen & Steers, Inc.	119	3,927
Cowen Group, Inc. - Class A*	1,512	3,780
Diamond Hill Investment Group, Inc.	53	3,960
Duff & Phelps Corp. - Class A	277	4,083
Edelman Financial Group, Inc.	454	3,936
Epoch Holding Corp.	173	3,647
Evercore Partners, Inc. - Class A	160	3,707
FBR & Co.*	1,441	4,193
Fidus Investment Corp.	281	4,294
Fifth Street Finance Corp.	408	4,125
Financial Engines, Inc.*	188	3,529
Firsthand Technology Value Fund, Inc.*	211	3,403
FXCM, Inc. - Class A	337	3,539
GAMCO Investors, Inc. - Class A	91	4,067
GFI Group, Inc.	1,179	3,749
Gladstone Capital Corp.	501	4,083
Gladstone Investment Corp.	530	3,827
Golub Capital BDC, Inc.	268	4,122
Greenhill & Co., Inc.	111	4,409
GSV Capital Corp.*	383	3,914
Harris & Harris Group, Inc.*	1,031	3,835
Hercules Technology Growth Capital, Inc.	356	3,998
HFF, Inc. - Class A*	283	3,696
Horizon Technology Finance Corp.	243	3,980
ICG Group, Inc.*	684	6,115
INTL FCStone, Inc.*	209	3,982
Investment Technology Group, Inc.*	420	3,478
JMP Group, Inc.	644	4,012
KBW, Inc.	228	3,673
KCAP Financial, Inc.	573	4,561
Knight Capital Group, Inc. - Class A*	337	3,481
Ladenburg Thalmann Financial Services, Inc.*	2,632	3,737
Main Street Capital Corp.	160	3,922
Manning & Napier, Inc.	280	3,819
MCG Capital Corp.	869	3,806
Medallion Financial Corp.	373	4,133
Medley Capital Corp.	351	4,352
MVC Capital, Inc.	307	3,902
New Mountain Finance Corp.	292	4,149
NGP Capital Resources Co.	570	4,161
Oppenheimer Holdings, Inc. - Class A	280	3,895
PennantPark Investment Corp.	408	4,260
Piper Jaffray Cos.*	174	3,708
Prospect Capital Corp.	354	3,922
Pzena Investment Management, Inc. - Class A	933	3,592
Safeguard Scientifics, Inc.*	409	6,327
Solar Capital Ltd.	186	4,235
Solar Senior Capital Ltd.	236	4,019
Stifel Financial Corp.*	125	3,763
SWS Group, Inc.*	699	4,005
TCP Capital Corp.	276	4,008
THL Credit, Inc.	303	4,181
TICC Capital Corp.	433	4,217
Triangle Capital Corp.	187	4,288
Virtus Investment Partners, Inc.*	54	4,521

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Walter Investment Management Corp.	173	$3,913
Westwood Holdings Group, Inc.	107	3,986
WisdomTree Investments, Inc.*	574	3,840

Total Capital Markets		264,625

Chemicals 3.0%
A. Schulman, Inc.	808	17,663
ADA-ES, Inc.*	266	6,028
American Vanguard Corp.	583	13,636
Arabian American Development Co.*	1,562	14,839
Balchem Corp.	470	15,665
Calgon Carbon Corp.*	1,143	15,819
Chemtura Corp.*	1,011	13,669
Ferro Corp.*	3,144	9,652
Flotek Industries, Inc.*	1,668	16,296
FutureFuel Corp.	1,470	14,303
Georgia Gulf Corp.	562	18,422
GSE Holding, Inc.*	690	7,162
H.B. Fuller Co.	496	14,493
Hawkins, Inc.	422	16,053
Innophos Holdings, Inc.	285	16,521
Innospec, Inc.*	541	16,836
KMG Chemicals, Inc.	854	15,269
Koppers Holdings, Inc.	451	14,856
Kraton Performance Polymers, Inc.*	743	17,401
Landec Corp.*	1,926	15,389
LSB Industries, Inc.*	540	17,350
Minerals Technologies, Inc.	237	15,154
Olin Corp.	736	14,897
OM Group, Inc.*	801	12,576
Omnova Solutions, Inc.*	2,177	15,849
PolyOne Corp.	1,130	16,645
Quaker Chemical Corp.	340	15,052
Sensient Technologies Corp.	413	14,641
Spartech Corp.*	3,389	17,250
Stepan Co.	162	14,363
TPC Group, Inc.*	435	16,747
Tredegar Corp.	1,068	15,817
Zep, Inc.	1,118	17,061
Zoltek Cos., Inc.*	1,745	14,553

Total Chemicals		507,927

Commercial Banks 3.8%
1st Source Corp.	183	4,066
1st United Bancorp, Inc.*	680	4,032
Access National Corp.	317	4,381
Alliance Financial Corp.	122	4,286
American National Bankshares, Inc.	170	3,845
Ameris Bancorp*	330	3,940
Ames National Corp.	171	3,700
Arrow Financial Corp.	163	3,964
Bancfirst Corp.	97	3,940
Banco Latinoamericano de Comercio Exterior SA - Class E	194	3,942
Bancorp, Inc.(The)*	464	4,338
BancorpSouth, Inc.	279	4,043
Bank of Kentucky Financial Corp.	159	3,907
Bank of Marin Bancorp	104	3,892
Bank of the Ozarks, Inc.	135	4,346
Banner Corp.	200	4,546
Bar Harbor Bankshares	105	3,657
BBCN Bancorp, Inc.*	364	4,128
Berkshire Bancorp, Inc.*	459	3,796
Boston Private Financial Holdings, Inc.	474	4,460
Bridge Bancorp, Inc.	179	3,589
Bridge Capital Holdings*	249	3,867

	Shares	Market Value
Bryn Mawr Bank Corp.	191	$3,950
BSB Bancorp, Inc.*	305	3,797
C&F Financial Corp.	108	4,420
Camden National Corp.	115	4,148
Capital Bank Corp.*	1,803	4,273
Capital City Bank Group, Inc.	582	4,266
Cardinal Financial Corp.	337	4,314
Cascade Bancorp*	849	4,398
Cathay General Bancorp	239	3,869
Center Bancorp, Inc.	369	4,077
Centerstate Banks, Inc.	567	4,394
Central Pacific Financial Corp.*	289	3,873
Century Bancorp, Inc. - Class A	139	4,181
Chemical Financial Corp.	189	4,239
Citizens & Northern Corp.	206	3,809
Citizens Republic Bancorp, Inc.*	237	4,266
City Holding Co.	122	4,032
CNB Financial Corp.	254	4,183
CoBiz Financial, Inc.	657	4,402
Columbia Banking System, Inc.	215	3,881
Community Bank System, Inc.	148	4,072
Community Trust Bancorp, Inc.	120	4,073
CVB Financial Corp.	356	4,201
Eagle Bancorp, Inc.*	248	4,402
Enterprise Bancorp, Inc.	241	4,003
Enterprise Financial Services Corp.	362	4,543
Farmers National Banc Corp.	605	3,557
Fidelity Southern Corp.	472	4,283
Financial Institutions, Inc.	237	4,076
First Bancorp*	989	3,738
First Bancorp	444	3,783
First Bancorp., Inc.	244	4,099
First Busey Corp.	826	3,849
First California Financial Group, Inc.*	567	3,805
First Commonwealth Financial Corp.	619	4,339
First Community Bancshares, Inc.	299	4,333
First Connecticut Bancorp, Inc.	300	3,993
First Financial Bancorp	248	3,958
First Financial Bankshares, Inc.	121	4,174
First Financial Corp.	139	4,121
First Interstate Bancsystem, Inc.	277	3,992
First Merchants Corp.	326	4,639
First Midwest Bancorp, Inc.	377	4,260
First of Long Island Corp.(The)	142	4,074
FirstMerit Corp.	250	4,050
FNB Corp.	372	4,047
FNB United Corp.*	313	3,718
German American Bancorp, Inc.	198	4,029
Glacier Bancorp, Inc.	264	4,005
Great Southern Bancorp, Inc.	159	4,873
Guaranty Bancorp*	1,926	3,698
Hampton Roads 2nd Entitlement.*	1,615	4,639
Hampton Roads Entitlement.*	1,615	4,175
Hancock Holding Co.	133	4,054
Hanmi Financial Corp.*	394	4,314
Heartland Financial USA, Inc.	176	4,599
Heritage Commerce Corp.*	642	3,935
Heritage Financial Corp.	279	3,864
Heritage Oaks Bancorp*	710	3,834
Home Bancshares, Inc.	134	4,040
Horizon Bancorp	157	4,236
Hudson Valley Holding Corp.	224	3,777
Iberiabank Corp.	79	3,700
Independent Bank Corp.	138	4,100
International Bancshares Corp.	195	3,574
Investors Bancorp, Inc.*	266	4,328

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Lakeland Bancorp, Inc.	395	$3,721
Lakeland Financial Corp.	153	3,938
MainSource Financial Group, Inc.	332	3,878
MB Financial, Inc.	192	3,876
Mercantile Bank Corp.*	222	3,676
Merchants Bancshares, Inc.	143	3,781
Metro Bancorp, Inc.*	329	4,113
MetroCorp Bancshares, Inc.*	411	4,250
Middleburg Financial Corp.	234	3,784
Midsouth Bancorp, Inc.	278	3,962
MidWestOne Financial Group, Inc.	181	3,852
National Bankshares, Inc.	132	4,015
National Penn Bancshares, Inc.	440	3,890
NBT Bancorp, Inc.	187	3,929
Northrim BanCorp, Inc.	182	3,669
Old National Bancorp	338	4,137
OmniAmerican Bancorp, Inc.*	191	4,009
Oriental Financial Group, Inc.	373	3,872
Pacific Capital Bancorp NA*	86	3,923
Pacific Continental Corp.	442	4,080
Pacific Mercantile Bancorp*	541	3,614
PacWest Bancorp	168	3,849
Park National Corp.	60	4,064
Park Sterling Corp.*	868	3,984
Peapack Gladstone Financial Corp.	253	3,871
Penns Woods Bancorp, Inc.	102	3,973
Peoples Bancorp, Inc.	194	4,241
Pinnacle Financial Partners, Inc.*	218	4,262
Preferred Bank*	306	3,299
PrivateBancorp, Inc.	266	4,075
Prosperity Bancshares, Inc.	93	3,773
Renasant Corp.	248	4,390
Republic Bancorp, Inc. - Class A	182	4,297
S&T Bancorp, Inc.	219	3,614
S.Y. Bancorp, Inc.	170	3,973
Sandy Spring Bancorp, Inc.	222	3,954
SCBT Financial Corp.	113	4,186
Seacoast Banking Corp. of Florida*	2,668	3,735
Sierra Bancorp	419	4,475
Simmons First National Corp. - Class A	169	3,944
Southside Bancshares, Inc.	187	3,901
Southwest Bancorp, Inc.*	416	3,827
State Bank Financial Corp.*	264	4,200
StellarOne Corp.	322	4,312
Sterling Bancorp	410	3,932
Sterling Financial Corp.*	213	4,273
Suffolk Bancorp*	334	4,342
Sun Bancorp, Inc.*	1,507	4,431
Susquehanna Bancshares, Inc.	401	4,275
Taylor Capital Group, Inc.*	256	4,467
Texas Capital Bancshares, Inc.*	99	4,266
Tompkins Financial Corp.	107	4,201
TowneBank	285	4,076
Trico Bancshares	258	3,935
Trustmark Corp.	161	3,893
UMB Financial Corp.	82	3,941
Umpqua Holdings Corp.	312	3,894
Union First Market Bankshares Corp.	274	4,184
United Bankshares, Inc.	153	3,565
United Community Banks, Inc.*	436	2,969
Univest Corp. of Pennsylvania	238	3,787
Virginia Commerce Bancorp, Inc.*	475	3,833
Washington Banking Co.	284	3,970
Washington Trust Bancorp, Inc.	167	4,145
Webster Financial Corp.	187	3,837
WesBanco, Inc.	188	3,894

	Shares	Market Value
West Bancorp, Inc.	408	$4,137
West Coast Bancorp*	207	4,117
Westamerica Bancorp	85	3,910
Western Alliance Bancorp*	452	4,167
Wilshire Bancorp, Inc.*	750	4,755
Wintrust Financial Corp.	111	4,075

Total Commercial Banks		646,832

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	347	6,454
ACCO Brands Corp.*	685	5,802
Acorn Energy, Inc.	712	6,180
American Reprographics Co.*	1,228	5,366
Asset Acceptance Capital Corp.*	634	3,696
Asta Funding, Inc.	438	4,082
AT Cross Co. - Class A*	711	6,847
Brink’s Co.(The)	322	7,470
Casella Waste Systems, Inc. - Class A*	1,164	5,878
Ceco Environmental Corp.	894	7,152
Cenveo, Inc.*	2,728	5,156
Consolidated Graphics, Inc.*	255	6,046
Courier Corp.	517	5,749
Deluxe Corp.	300	8,496
Encore Capital Group, Inc.*	139	3,892
EnergySolutions, Inc.*	4,488	7,450
EnerNOC, Inc.*	2,400	15,216
Ennis, Inc.	483	6,926
G&K Services, Inc. - Class A	239	7,531
Geo Group, Inc.(The)*	336	7,768
Healthcare Services Group, Inc.	383	8,303
Heritage-Crystal Clean, Inc.*	394	6,887
Herman Miller, Inc.	420	7,686
HNI Corp.	288	7,652
InnerWorkings, Inc.*	564	6,762
Interface, Inc.	1,298	17,212
Intersections, Inc.	273	3,888
Kimball International, Inc. - Class B	934	8,733
Knoll, Inc.	564	7,721
McGrath Rentcorp	283	7,531
Metalico, Inc.*	3,314	6,429
Mine Safety Appliances Co.	180	6,178
Mobile Mini, Inc.*	534	7,647
Multi-Color Corp.	317	6,163
Portfolio Recovery Associates, Inc.*	47	3,980
Quad/Graphics, Inc.	536	8,249
Schawk, Inc.	609	6,930
Standard Parking Corp.*	353	7,487
Steelcase, Inc. - Class A	847	7,259
Swisher Hygiene, Inc.*	2,822	5,672
SYKES Enterprises, Inc.*	463	6,848
Team, Inc.*	243	7,567
Tetra Tech, Inc.*	273	7,019
TMS International Corp. - Class A*	1,356	13,262
TRC Cos., Inc.*	1,195	7,851
Unifirst Corp.	124	7,765
United Stationers, Inc.	277	6,983
US Ecology, Inc.	389	7,586
Viad Corp.	330	5,719

Total Commercial Services & Supplies		352,126

Communications Equipment 1.5%
ADTRAN, Inc.	204	4,402
Anaren, Inc.*	320	6,422
Arris Group, Inc.*	464	5,888
Aruba Networks, Inc.*	418	5,927
Aviat Networks, Inc.*	2,204	4,981

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Aware, Inc.	1,055	$6,530
Bel Fuse, Inc. - Class B	379	6,833
Black Box Corp.	228	6,074
CalAmp Corp.*	784	5,904
Calix, Inc.*	783	3,610
Ciena Corp.*	397	6,364
Comtech Telecommunications Corp.	216	5,901
Digi International, Inc.*	626	5,728
Emulex Corp.*	862	5,577
Extreme Networks*	1,729	5,533
Finisar Corp.*	457	5,681
Globecomm Systems, Inc.*	601	6,118
Harmonic, Inc.*	1,487	6,305
Infinera Corp.*	877	4,841
InterDigital, Inc.	228	6,224
Ixia*	517	8,014
KVH Industries, Inc.*	581	7,582
Loral Space & Communications, Inc.	107	7,699
Netgear, Inc.*	193	6,684
Numerex Corp. - Class A*	677	6,438
Oclaro, Inc.*	2,285	6,398
Oplink Communications, Inc.*	470	6,232
Parkervision, Inc.*	2,794	7,013
PC-Tel, Inc.	913	5,624
Plantronics, Inc.	201	6,597
Procera Networks, Inc.*	281	7,160
ShoreTel, Inc.*	1,466	6,861
Sonus Networks, Inc.*	2,807	4,660
Sycamore Networks, Inc.*	435	6,199
Symmetricom, Inc.*	1,088	6,517
Tellabs, Inc.	1,814	5,968
Telular Corp.	708	6,676
Tessco Technologies, Inc.	303	5,681
Ubiquiti Networks, Inc.*	462	6,533
Viasat, Inc.*	168	6,434
Westell Technologies, Inc.- Class A*	2,734	5,988

Total Communications Equipment		251,801

Computers & Peripherals 0.6%
3D Systems Corp.*	200	7,600
Avid Technology, Inc.*	909	8,372
Cray, Inc.*	529	6,575
Datalink Corp.*	609	4,793
Electronics for Imaging, Inc.*	455	6,652
Imation Corp.*	1,055	5,876
Immersion Corp.*	940	5,255
Intermec, Inc.*	957	5,761
Intevac, Inc.*	757	4,444
OCZ Technology Group, Inc.*	1,097	6,878
QLogic Corp.*	440	5,078
Quantum Corp.*	2,953	4,370
Silicon Graphics International Corp.*	994	6,610
STEC, Inc.*	822	6,634
Stratasys, Inc.*	130	7,966
Super Micro Computer, Inc.*	423	5,249
Synaptics, Inc.*	225	5,936

Total Computers & Peripherals		104,049

Construction & Engineering 0.8%
Aegion Corp.*	431	7,499
Argan, Inc.	469	7,415
Comfort Systems USA, Inc.	1,515	14,832
Dycom Industries, Inc.*	388	6,759
EMCOR Group, Inc.	257	6,767
Furmanite Corp.*	1,561	6,993
Granite Construction, Inc.	300	7,770

	Shares	Market Value
Great Lakes Dredge & Dock Corp.	1,076	$7,672
Layne Christensen Co.*	358	7,554
MasTec, Inc.*	449	7,166
Michael Baker Corp.*	305	7,692
MYR Group, Inc.*	431	7,034
Northwest Pipe Co.*	627	15,268
Orion Marine Group, Inc.*	1,031	7,454
Primoris Services Corp.	584	7,212
Sterling Construction Co., Inc.*	739	7,338
Tutor Perini Corp.*	600	6,816

Total Construction & Engineering		139,241

Construction Materials 0.3%
Eagle Materials, Inc.	452	15,707
Headwaters, Inc.*	3,450	21,562
Texas Industries, Inc.	431	18,003

Total Construction Materials		55,272

Consumer Finance 0.3%
Cash America International, Inc.	93	3,564
Credit Acceptance Corp.*	46	4,410
DFC Global Corp.*	228	4,371
EZCORP, Inc. - Class A*	174	3,915
First Cash Financial Services, Inc.*	101	4,050
First Marblehead Corp.(The)*	3,291	3,521
Green Dot Corp. - Class A*	185	1,932
Nelnet, Inc. - Class A	175	4,114
Netspend Holdings, Inc.*	444	3,907
Nicholas Financial, Inc.	309	4,085
Regional Management Corp.*	277	4,180
World Acceptance Corp.*	57	4,062

Total Consumer Finance		46,111

Containers & Packaging 0.5%
AEP Industries, Inc.*	406	19,074
Boise, Inc.	2,231	16,509
Graphic Packaging Holding Co.*	2,860	16,016
Myers Industries, Inc.	860	14,138
UFP Technologies, Inc.*	907	14,848

Total Containers & Packaging		80,585

Distributors 0.3%
Core-Mark Holding Co., Inc.	808	39,018
Pool Corp.	162	5,971
VOXX International Corp.*	676	5,063
Weyco Group, Inc.	267	6,355

Total Distributors		56,407

Diversified Consumer Services 0.8%
American Public Education, Inc.*	205	5,148
Ascent Capital Group, Inc. - Series A*	140	6,969
Bridgepoint Education, Inc.*	311	2,830
Capella Education Co.*	190	5,039
Career Education Corp.*	1,146	5,398
Carriage Services, Inc.	780	6,302
Coinstar, Inc.*	96	4,559
Collectors Universe, Inc	426	6,215
Corinthian Colleges, Inc.*	2,266	4,577
Education Management Corp.*	1,057	3,974
Grand Canyon Education, Inc.*	334	5,558
Hillenbrand, Inc.	347	6,000
K12, Inc.*	276	4,990
Lincoln Educational Services Corp.	1,032	4,500
Mac-Gray Corp.	544	7,523
Matthews International Corp. - Class A	196	5,684

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
National American University Holdings, Inc.	1,620	$6,691
Regis Corp.	356	6,023
Sotheby’s	195	5,723
Steiner Leisure Ltd.*	131	5,463
Stewart Enterprises, Inc. - Class A	907	6,195
Strayer Education, Inc.	67	4,868
Universal Technical Institute, Inc.	495	5,688

Total Diversified Consumer Services		125,917

Diversified Financial Services 0.3%
California First National Bancorp	260	4,222
FX Alliance, Inc.*	243	5,370
Gain Capital Holdings, Inc.	745	3,576
MarketAxess Holdings, Inc.	139	4,201
Marlin Business Services Corp.	461	7,081
MicroFinancial, Inc.	904	8,724
NewStar Financial, Inc.*	329	3,922
PHH Corp.*	412	6,678
PICO Holdings, Inc.*	176	4,243
Resource America, Inc. - Class A	628	3,812

Total Diversified Financial Services		51,829

Diversified Telecommunication Services 3.3%
8x8, Inc.*	7,725	42,256
Atlantic Tele-Network, Inc.	931	32,548
Cbeyond, Inc.*	5,427	38,694
Cincinnati Bell, Inc.*	9,172	35,312
Cogent Communications Group, Inc.*	1,730	31,953
Consolidated Communications Holdings, Inc.	4,463	70,783
General Communication, Inc. - Class A*	3,979	37,562
Hawaiian Telcom Holdco, Inc.*	1,670	30,060
Iridium Communications, Inc.*	3,685	33,386
magicJack VocalTec Ltd.*	1,803	40,045
Neutral Tandem, Inc.*	2,536	34,642
Premiere Global Services, Inc.*	3,752	34,368
Primus Telecommunications Group, Inc.	1,886	29,855
Towerstream Corp.*	7,969	31,637
Vonage Holdings Corp.*	17,102	30,613

Total Diversified Telecommunication Services		553,714

Electric Utilities 2.4%
Allete, Inc.	785	32,546
Cleco Corp.	780	34,133
El Paso Electric Co.	1,021	34,561
Empire District Electric Co.(The)	1,556	33,454
IDACORP, Inc.	792	33,422
MGE Energy, Inc.	690	33,079
Otter Tail Corp.	1,436	33,703
PNM Resources, Inc.	1,730	35,984
Portland General Electric Co.	1,229	33,466
UIL Holdings Corp.	931	34,484
Unitil Corp.	1,251	33,226
UNS Energy Corp.	864	35,165

Total Electric Utilities		407,223

Electrical Equipment 1.1%
A123 Systems, Inc.*	5,433	2,391
Acuity Brands, Inc.	273	15,818
American Superconductor Corp.*	1,834	6,804
AZZ, Inc.	268	8,230
Belden, Inc.	460	14,780
Brady Corp. - Class A	261	6,924
Capstone Turbine Corp.*	15,635	16,260
Coleman Cable, Inc.	863	7,482

	Shares	Market Value
Encore Wire Corp.	601	$16,467
EnerSys*	214	7,308
Franklin Electric Co., Inc.	143	8,067
FuelCell Energy, Inc.*	15,786	16,417
Generac Holdings, Inc.	274	6,253
Global Power Equipment Group, Inc.	362	7,439
II-VI, Inc.*	376	6,557
LSI Industries, Inc.	2,241	14,455
Powell Industries, Inc.*	192	6,580
Preformed Line Products Co.	125	6,766
Thermon Group Holdings, Inc.*	329	7,067
Vicor Corp.	1,105	7,415

Total Electrical Equipment		189,480

Electronic Equipment, Instruments & Components 2.1%
Aeroflex Holding Corp.*	1,040	6,250
Agilysys, Inc.*	816	7,091
Anixter International, Inc.	114	6,488
Audience, Inc.*	294	5,307
Badger Meter, Inc.	195	6,609
Benchmark Electronics, Inc.*	447	7,045
Brightpoint, Inc.*	1,315	11,795
Checkpoint Systems, Inc.*	759	5,837
Cognex Corp.	191	6,456
Coherent, Inc.*	139	6,787
CTS Corp.	661	5,883
Daktronics, Inc.	940	7,266
DTS, Inc.*	452	8,421
Echelon Corp.*	1,836	5,912
Electro Rent Corp.	459	7,693
Electro Scientific Industries, Inc.	540	6,701
Fabrinet*	505	6,706
FARO Technologies, Inc.*	164	7,057
FEI Co.	122	5,821
GSI Group, Inc.*	513	5,284
Insight Enterprises, Inc.*	401	6,721
InvenSense, Inc.*	529	6,824
Kemet Corp.*	1,040	5,023
Key Tronic Corp.*	712	5,283
LeCroy Corp.*	440	6,288
Littelfuse, Inc.	125	6,705
Maxwell Technologies, Inc.*	1,023	6,660
Measurement Specialties, Inc.*	214	6,373
Mercury Computer Systems, Inc.*	474	5,532
Mesa Laboratories, Inc.	157	7,269
Methode Electronics, Inc.	770	6,776
MTS Systems Corp.	189	8,216
Multi-Fineline Electronix, Inc.*	252	6,595
Neonode, Inc.*	963	4,863
NeoPhotonics Corp.*	1,252	6,210
Newport Corp.*	496	5,580
OSI Systems, Inc.*	114	7,358
Park Electrochemical Corp.	248	6,698
PC Connection, Inc.	635	7,550
Plexus Corp.*	214	6,146
Power-One, Inc.*	1,585	7,925
Radisys Corp.*	969	3,304
RealD, Inc.*	467	4,530
Richardson Electronics Ltd.	524	6,419
Rofin-Sinar Technologies, Inc.*	325	5,892
Rogers Corp.*	155	5,557
Sanmina-SCI Corp.*	823	7,028
Scansource, Inc.*	197	5,687
SYNNEX Corp.*	185	6,259
TTM Technologies, Inc.*	694	7,592
Universal Display Corp.*	202	6,415

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Viasystems Group, Inc.*	374	$5,760
Vishay Precision Group, Inc.*	486	6,610
Zygo Corp.*	421	7,527

Total Electronic Equipment, Instruments & Components		351,584

Energy Equipment & Services 3.1%
Basic Energy Services, Inc.*	1,658	17,939
Bolt Technology Corp.	1,158	16,849
Bristow Group, Inc.	181	8,284
C&J Energy Services, Inc.*	869	16,320
Cal Dive International, Inc.*	6,172	9,999
Dawson Geophysical Co.*	714	16,451
Dril-Quip, Inc.*	257	18,841
Exterran Holdings, Inc.*	1,349	19,925
Forum Energy Technologies, Inc.*	791	16,484
Global Geophysical Services, Inc.*	2,240	13,149
Gulf Island Fabrication, Inc.	614	17,075
Gulfmark Offshore, Inc. - Class A*	212	7,621
Heckmann Corp.*	5,020	15,462
Helix Energy Solutions Group, Inc.*	1,020	18,238
Hercules Offshore, Inc.*	5,006	17,971
Hornbeck Offshore Services, Inc.*	459	19,439
ION Geophysical Corp.*	2,476	16,465
Key Energy Services, Inc.*	1,694	13,569
Lufkin Industries, Inc.	292	13,447
Matrix Service Co.*	1,495	15,488
Mitcham Industries, Inc.*	925	16,345
Natural Gas Services Group, Inc.*	1,161	16,834
Newpark Resources, Inc.*	2,855	19,500
OYO Geospace Corp.*	186	17,629
Parker Drilling Co.*	3,464	16,038
PHI, Inc.*	267	7,124
Pioneer Energy Services Corp.*	2,004	16,112
RigNet, Inc.*	984	18,381
Tesco Corp.*	1,462	16,945
Tetra Technologies, Inc.*	2,373	16,445
TGC Industries, Inc.*	1,573	10,979
Vantage Drilling Co.*	11,245	17,655
Willbros Group, Inc.*	2,458	16,837

Total Energy Equipment & Services		515,840

Food & Staples Retailing 3.1%
Andersons, Inc.(The)	813	30,870
Casey’s General Stores, Inc.	646	38,392
Chefs’ Warehouse, Inc.(The)*	1,942	31,363
Harris Teeter Supermarkets, Inc.	919	37,991
Ingles Markets, Inc. - Class A	2,192	35,861
Nash Finch Co.	1,737	33,281
Pantry, Inc.(The)*	2,617	37,240
Pricesmart, Inc.	94	6,770
Rite Aid Corp.*	29,427	34,135
Roundy’s, Inc.	3,497	33,571
Spartan Stores, Inc.	1,980	34,056
SUPERVALU, Inc.	7,710	19,044
Susser Holdings Corp.*	1,077	38,890
United Natural Foods, Inc.*	649	35,241
Village Super Market, Inc. - Class A	1,163	41,182
Weis Markets, Inc.	824	35,869

Total Food & Staples Retailing		523,756

Food Products 4.0%
Annie’s, Inc.*	958	39,038
B&G Foods, Inc.	1,293	36,204
Cal-Maine Foods, Inc.	922	34,787
Calavo Growers, Inc.	1,436	38,743

	Shares	Market Value
Chiquita Brands International, Inc.*	7,148	$37,027
Darling International, Inc.*	476	7,864
Diamond Foods, Inc.	1,904	30,978
Dole Food Co., Inc.*	3,950	46,491
Fresh Del Monte Produce, Inc.	1,495	36,627
Griffin Land & Nurseries, Inc.	140	4,032
Hain Celestial Group, Inc. (The)*	650	36,198
J&J Snack Foods Corp.	615	35,541
Lancaster Colony Corp.	508	35,199
Pilgrim’s Pride Corp.*	4,224	19,642
Post Holdings, Inc.*	1,108	32,797
Sanderson Farms, Inc.	678	24,971
Seneca Foods Corp. - Class A*	1,409	34,774
Smart Balance, Inc.*	4,244	40,403
Snyders-Lance, Inc.	1,392	32,615
Tootsie Roll Industries, Inc.	1,510	36,965
TreeHouse Foods, Inc.*	593	33,202

Total Food Products		674,098

Gas Utilities 1.6%
Chesapeake Utilities Corp.	749	34,259
Laclede Group, Inc.(The)	832	34,761
New Jersey Resources Corp.	749	34,379
Northwest Natural Gas Co.	689	33,547
Piedmont Natural Gas Co., Inc.	1,011	32,130
South Jersey Industries, Inc.	646	34,148
Southwest Gas Corp.	739	33,004
WGL Holdings, Inc.	803	32,481

Total Gas Utilities		268,709

Health Care Equipment & Supplies 2.8%
Abaxis, Inc.*	195	6,960
ABIOMED, Inc.*	317	7,148
Accuray, Inc.*	1,130	7,130
Align Technology, Inc.*	200	6,792
Alphatec Holdings, Inc.*	4,126	7,262
Analogic Corp.	111	7,106
AngioDynamics, Inc.*	562	6,188
Anika Therapeutics, Inc.*	489	5,941
Antares Pharma, Inc.*	1,889	9,124
Arthrocare Corp.*	238	7,040
AtriCure, Inc.*	735	6,152
Atrion Corp.	34	7,004
Cantel Medical Corp.	255	6,661
Cardiovascular Systems, Inc.*	750	6,870
Cerus Corp.*	2,069	6,248
Conceptus, Inc.*	366	6,800
CONMED Corp.	248	6,805
CryoLife, Inc.*	1,406	7,817
Cyberonics, Inc.*	156	6,755
Cynosure, Inc. - Class A*	366	9,165
Derma Sciences, Inc.*	759	7,598
DexCom, Inc.*	530	5,835
Endologix, Inc.*	454	5,335
EnteroMedics, Inc.*	2,113	7,015
Exactech, Inc.*	409	6,769
Greatbatch, Inc.*	325	7,420
Haemonetics Corp.*	95	6,831
Hansen Medical, Inc.*	3,224	5,706
HeartWare International, Inc.*	79	7,054
ICU Medical, Inc.*	131	6,986
Insulet Corp.*	335	6,553
Integra LifeSciences Holdings Corp.*	191	7,346
Invacare Corp.	450	6,340
IRIS International, Inc.*	620	6,442
MAKO Surgical Corp.*	259	3,300

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Masimo Corp.*	322	$7,213
Meridian Bioscience, Inc.	342	5,715
Merit Medical Systems, Inc.*	529	7,147
Natus Medical, Inc.*	622	7,688
Navidea Biopharmaceuticals, Inc.*	2,057	7,858
Neogen Corp.*	158	6,078
NuVasive, Inc.*	299	6,246
NxStage Medical, Inc.*	425	6,396
OraSure Technologies, Inc.*	652	6,918
Orthofix International NV*	174	7,136
Palomar Medical Technologies, Inc.*	802	6,424
PhotoMedex, Inc.*	2,758	38,309
Quidel Corp.*	449	7,036
Rochester Medical Corp.*	666	6,647
Rockwell Medical Technologies, Inc.*	662	5,971
RTI Biologics, Inc.*	1,863	6,632
Solta Medical, Inc.*	2,475	8,093
Spectranetics Corp.*	644	7,599
Staar Surgical Co.*	887	4,559
STERIS Corp.	220	6,629
SurModics, Inc.*	414	6,599
Symmetry Medical, Inc.*	850	6,587
Tornier NV*	302	6,590
Unilife Corp.*	1,444	4,563
Utah Medical Products, Inc.	203	6,874
Vascular Solutions, Inc.*	556	7,417
Volcano Corp.*	239	6,322
West Pharmaceutical Services, Inc.	139	6,919
Wright Medical Group, Inc.*	333	6,207
Young Innovations, Inc.	203	7,326
Zeltiq Aesthetics, Inc.*	1,303	6,697

Total Health Care Equipment & Supplies		475,893

Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.*	407	6,569
Accretive Health, Inc.*	567	7,700
Air Methods Corp.*	76	8,286
Almost Family, Inc.*	330	7,263
Amedisys, Inc.*	547	6,668
AMN Healthcare Services, Inc.*	1,123	6,558
Amsurg Corp.*	236	6,971
Assisted Living Concepts, Inc. - Class A	509	7,131
Bio-Reference Labs, Inc.*	271	6,707
BioScrip, Inc.*	923	5,870
Capital Senior Living Corp.*	671	7,542
Centene Corp.*	238	9,054
Chemed Corp.	116	7,281
Chindex International, Inc.*	757	7,911
CorVel Corp.*	149	6,875
Cross Country Healthcare, Inc.*	1,593	7,264
Emeritus Corp.*	411	6,966
Ensign Group, Inc.(The)	248	6,956
ExamWorks Group, Inc.*	497	6,486
Five Star Quality Care, Inc.*	2,200	7,854
Gentiva Health Services, Inc.*	1,055	7,026
Hanger Orthopedic Group, Inc.*	291	7,499
HealthSouth Corp.*	323	7,235
Healthways, Inc.*	892	9,999
HMS Holdings Corp.*	243	8,362
Integramed America, Inc.*	506	7,049
IPC The Hospitalist Co., Inc.*	163	7,009
Kindred Healthcare, Inc.*	750	7,103
Landauer, Inc.	130	7,405
LHC Group, Inc.*	409	7,317
Magellan Health Services, Inc.*	163	7,857
Metropolitan Health Networks, Inc.*	731	6,162

	Shares	Market Value
MModal, Inc.*	531	$7,604
Molina Healthcare, Inc.*	307	7,494
MWI Veterinary Supply, Inc.*	70	6,376
National Healthcare Corp.	153	6,682
National Research Corp.	141	7,095
Owens & Minor, Inc.	231	6,517
PDI, Inc.*	898	6,448
PharMerica Corp.*	662	6,812
Providence Service Corp.(The)*	502	6,476
PSS World Medical, Inc.*	332	6,936
Select Medical Holdings Corp.*	713	7,594
Skilled Healthcare Group, Inc. - Class A*	1,218	6,614
Sun Healthcare Group, Inc.*	1,167	9,756
Sunrise Senior Living, Inc.*	977	6,526
Team Health Holdings, Inc.*	299	7,983
Triple-S Management Corp. - Class B*	378	6,887
Universal American Corp.*	646	5,788
US Physical Therapy, Inc.	287	7,367
Vanguard Health Systems, Inc.*	838	7,123
WellCare Health Plans, Inc.*	133	8,621

Total Health Care Providers & Services		376,634

Health Care Technology 0.5%
athenahealth, Inc.*	82	7,503
Computer Programs & Systems, Inc.	121	5,990
Epocrates, Inc.*	832	6,273
Greenway Medical Technologies*	418	5,722
HealthStream, Inc.*	264	7,376
MedAssets, Inc.*	543	7,162
Medidata Solutions, Inc.*	241	8,534
Mediware Information Systems*	481	6,633
Merge Healthcare, Inc.*	2,818	8,341
Omnicell, Inc.*	478	6,238
Quality Systems, Inc.	248	4,008
Vocera Communications, Inc.*	250	6,710

Total Health Care Technology		80,490

Hotels, Restaurants & Leisure 2.3%
AFC Enterprises, Inc.*	298	6,583
Ameristar Casinos, Inc.	337	5,685
Benihana, Inc.	392	6,358
Biglari Holdings, Inc.*	16	6,012
BJ’s Restaurants, Inc.*	161	6,372
Bluegreen Corp.*	1,099	5,264
Bob Evans Farms, Inc.	158	6,086
Boyd Gaming Corp.*	837	4,771
Bravo Brio Restaurant Group, Inc.*	360	6,505
Buffalo Wild Wings, Inc.*	72	5,226
Caesars Entertainment Corp.*	519	4,349
Caribou Coffee Co., Inc.*	492	5,594
Carrols Restaurant Group, Inc.*	1,094	5,919
CEC Entertainment, Inc.	180	6,203
Cheesecake Factory, Inc.(The)*	199	6,670
Churchill Downs, Inc.	106	5,866
Cracker Barrel Old Country Store, Inc.	104	6,517
Denny’s Corp.*	1,416	6,174
DineEquity, Inc.*	137	7,302
Domino’s Pizza, Inc.	209	7,135
Einstein Noah Restaurant Group, Inc.	370	6,290
Fiesta Restaurant Group, Inc.*	508	7,818
Frisch’s Restaurants, Inc.	223	7,250
Gaylord Entertainment Co.*	163	5,990
Ignite Restaurant Group, Inc.*	334	4,566
International Speedway Corp. - Class A	242	6,205
Interval Leisure Group, Inc.	357	6,547
Isle of Capri Casinos, Inc.*	1,146	6,727

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Jack in the Box, Inc.*	243	$6,559
Jamba, Inc.*	3,119	8,546
Krispy Kreme Doughnuts, Inc.*	1,000	6,100
Life Time Fitness, Inc.*	138	6,267
Luby’s, Inc.*	1,057	7,008
Marcus Corp.	444	5,825
Marriott Vacations Worldwide Corp.*	204	6,328
Monarch Casino & Resort, Inc.*	717	5,356
Morgans Hotel Group Co.*	1,278	6,339
MTR Gaming Group, Inc.*	1,186	4,270
Multimedia Games Holding Co., Inc.*	455	6,438
Nathan’s Famous, Inc.*	223	6,755
Orient-Express Hotels Ltd. - Class A*	738	6,731
Papa John’s International, Inc.*	133	6,784
Peet’s Coffee & Tea, Inc.*	537	40,490
Pinnacle Entertainment, Inc.*	632	6,857
Premier Exhibitions, Inc.*	2,338	5,120
Red Lion Hotels Corp.*	739	5,528
Red Robin Gourmet Burgers, Inc.*	209	6,239
Ruby Tuesday, Inc.*	901	5,775
Ruth’s Hospitality Group, Inc*	981	6,592
Scientific Games Corp. - Class A*	698	5,905
Shuffle Master, Inc.*	455	6,648
Six Flags Entertainment Corp.	123	7,086
Sonic Corp.*	687	6,801
Speedway Motorsports, Inc.	359	5,712
Texas Roadhouse, Inc.	350	6,058
Town Sports International Holdings, Inc.*	500	6,460
Vail Resorts, Inc.	131	6,503
WMS Industries, Inc.*	318	5,842

Total Hotels, Restaurants & Leisure		394,906

Household Durables 0.9%
American Greetings Corp. - Class A	421	5,595
Bassett Furniture Industries, Inc.	607	7,436
Beazer Homes USA, Inc.*	2,211	5,129
Blyth, Inc.	173	5,930
Cavco Industries, Inc.*	127	6,078
CSS Industries, Inc.	308	5,772
Ethan Allen Interiors, Inc.	284	5,859
Flexsteel Industries, Inc.	318	6,802
Helen of Troy Ltd.*	194	5,909
Hooker Furniture Corp.	540	6,367
Hovnanian Enterprises, Inc. - Class A*	2,424	5,624
iRobot Corp.*	288	6,555
KB Home	738	6,819
La-Z-Boy, Inc.*	480	5,741
Libbey, Inc.*	420	6,098
Lifetime Brands, Inc.	503	6,479
M/I Homes, Inc.*	421	6,984
MDC Holdings, Inc.	214	6,818
Meritage Homes Corp.*	216	7,582
Ryland Group, Inc.(The)	266	6,352
Sealy Corp.*	3,481	5,813
Skullcandy, Inc.*	492	7,090
Standard Pacific Corp.*	1,146	6,498
Universal Electronics, Inc.*	527	6,635
Zagg, Inc.*	606	6,727

Total Household Durables		158,692

Household Products 0.7%
Central Garden and Pet Co. - Class A*	669	7,640
Harbinger Group, Inc.*	2,128	19,705
Oil-Dri Corp. of America	749	16,425
Spectrum Brands Holdings, Inc.*	1,001	36,867

	Shares	Market Value
WD-40 Co.	715	$34,356

Total Household Products		114,993

Independent Power Producers & Energy Traders 0.7%
Atlantic Power Corp.	2,430	33,485
GenOn Energy, Inc.*	22,489	53,524
Ormat Technologies, Inc.	1,571	28,278

Total Independent Power Producers & Energy Traders		115,287

Industrial Conglomerates 0.3%
Raven Industries, Inc.	205	6,710
Seaboard Corp.*	16	35,200
Standex International Corp.	175	7,486

Total Industrial Conglomerates		49,396

Insurance 1.2%
Alterra Capital Holdings Ltd.	172	4,002
American Equity Investment Life Holding Co.	365	4,260
American Safety Insurance Holdings Ltd.*	219	3,909
AMERISAFE, Inc.*	148	3,695
Amtrust Financial Services, Inc.	130	3,873
Argo Group International Holdings Ltd.	138	4,059
Baldwin & Lyons, Inc. - Class B	170	3,949
Citizens, Inc.*	409	4,229
CNO Financial Group, Inc.	519	4,302
Crawford & Co. - Class B	1,050	4,242
Donegal Group, Inc. - Class A	275	3,685
Eastern Insurance Holdings, Inc.	239	3,791
eHealth, Inc.*	251	4,611
EMC Insurance Group, Inc.	194	3,923
Employers Holdings, Inc.	226	4,041
Enstar Group Ltd.*	39	3,646
FBL Financial Group, Inc. - Class A	150	4,642
First American Financial Corp.	231	4,232
Flagstone Reinsurance Holdings SA	488	3,406
Fortegra Financial Corp.*	494	3,912
Global Indemnity PLC*	201	3,863
Greenlight Capital Re, Ltd. - Class A*	153	3,605
Hallmark Financial Services*	486	4,009
Hilltop Holdings, Inc.*	383	4,025
Homeowners Choice, Inc.	248	4,496
Horace Mann Educators Corp.	222	3,872
Independence Holding Co.	399	3,767
Infinity Property & Casualty Corp.	70	4,047
Investors Title Co.	74	3,960
Kansas City Life Insurance Co.	116	4,029
Maiden Holdings Ltd.	452	3,837
Meadowbrook Insurance Group, Inc.	444	3,126
Montpelier Re Holdings Ltd.	191	3,870
National Financial Partners Corp.*	304	4,514
National Interstate Corp.	166	4,348
National Western Life Insurance Co. - Class A	28	3,964
Navigators Group, Inc.(The)*	81	3,923
OneBeacon Insurance Group Ltd. - Class A	304	3,858
Phoenix Cos., Inc.(The)*	2,157	3,516
Platinum Underwriters Holdings Ltd.	105	3,992
Presidential Life Corp.	414	5,750
Primerica, Inc.	154	4,215
RLI Corp.	58	3,736
Safety Insurance Group, Inc.	95	4,026
SeaBright Holdings, Inc.	445	3,751

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Selective Insurance Group, Inc.	226	$3,901
State Auto Financial Corp.	275	3,567
Stewart Information Services Corp.	262	4,472
Symetra Financial Corp.	316	3,675
Tower Group, Inc.	191	3,560
United Fire Group, Inc.	184	3,606
Universal Insurance Holdings, Inc.	1,075	3,440

Total Insurance		206,729

Internet & Catalog Retail 0.5%
1-800-flowers.com, Inc. - Class A*	1,898	6,662
Blue Nile, Inc.*	210	5,393
CafePress, Inc.*	421	3,406
Geeknet, Inc.*	350	7,000
HSN, Inc.	154	6,523
Nutrisystem, Inc.	573	6,008
Orbitz Worldwide, Inc.*	1,765	7,660
Overstock.com, Inc.*	916	7,365
PetMed Express, Inc.	2,953	28,703
Shutterfly, Inc.*	220	7,222
US Auto Parts Network, Inc.*	1,419	6,031

Total Internet & Catalog Retail		91,973

Internet Software & Services 2.3%
Active Network Inc.(The)*	393	5,577
Ancestry.com, Inc.*	225	7,531
Angie’s List, Inc.*	482	6,266
Bankrate, Inc.*	311	4,960
Bazaarvoice, Inc.*	318	4,929
Blucora, Inc.*	490	7,472
Brightcove, Inc.*	390	5,776
Carbonite, Inc.*	774	7,508
comScore, Inc.*	359	5,529
Constant Contact, Inc.*	336	5,635
Cornerstone OnDemand, Inc.*	278	6,611
CoStar Group, Inc.*	91	7,510
DealerTrack Holdings, Inc.*	214	6,242
Demand Media, Inc.*	593	6,594
Demandware, Inc.*	216	5,307
Dice Holdings, Inc.*	751	5,662
Digital River, Inc.*	415	7,383
EarthLink, Inc.	853	5,843
Envestnet, Inc.*	519	6,337
ExactTarget, Inc.*	267	6,088
Internap Network Services Corp.*	934	6,015
IntraLinks Holdings, Inc.*	1,469	6,405
j2 Global, Inc.	1,283	38,400
Keynote Systems, Inc.	439	6,036
KIT Digital, Inc.*	1,469	4,701
Limelight Networks, Inc.*	2,196	6,105
Liquidity Services, Inc.*	126	5,761
LivePerson, Inc.*	333	6,227
LogMeIn, Inc.*	202	3,828
Marchex, Inc. - Class B	1,842	6,392
Market Leader, Inc.*	846	4,518
MeetMe, Inc.*	2,641	4,358
Millennial Media, Inc.*	505	5,015
Monster Worldwide, Inc.*	801	5,807
Move, Inc.*	763	7,027
NIC, Inc.	539	7,255
OpenTable, Inc.*	139	5,054
Perficient, Inc.*	540	7,177
QuinStreet, Inc.*	694	6,295
RealNetworks, Inc.	742	5,758
Responsys, Inc.*	514	5,731
Saba Software, Inc.*	777	6,480

	Shares	Market Value
SciQuest, Inc.*	358	$6,093
Spark Networks, Inc.*	1,118	6,473
SPS Commerce, Inc.*	231	7,473
Stamps.com, Inc.*	267	5,647
support.com, Inc.*	2,173	6,193
Synacor, Inc.*	466	4,534
TechTarget, Inc.*	1,155	4,747
Travelzoo, Inc.*	282	6,094
United Online, Inc.	1,557	6,602
Unwired Planet, Inc.*	2,494	4,888
ValueClick, Inc.*	383	6,017
VistaPrint NV*	195	6,727
Vocus, Inc.*	369	6,384
Web.com Group, Inc.*	333	5,161
WebMD Health Corp.*	320	4,707
XO Group, Inc.*	705	6,070
Yelp, Inc.*	292	5,828
Zix Corp.*	2,260	5,514

Total Internet Software & Services		390,257

IT Services 1.2%
Acxiom Corp.*	447	7,496
CACI International, Inc. - Class A*	122	6,887
Cardtronics, Inc.*	138	4,279
Cass Information Systems, Inc.	102	3,876
CIBER, Inc.*	1,609	6,034
Computer Task Group, Inc.*	481	7,172
Convergys Corp.	502	7,399
CSG Systems International, Inc.*	377	6,647
EPAM Systems, Inc.*	356	5,710
Euronet Worldwide, Inc.*	237	4,332
ExlService Holdings, Inc.*	324	7,987
Forrester Research, Inc.	218	6,222
Global Cash Access Holdings, Inc.*	570	3,682
Hackett Group, Inc.(The)*	1,314	6,189
Heartland Payment Systems, Inc.	140	4,438
Higher One Holdings, Inc.*	358	3,970
iGate Corp.*	371	5,899
Innodata Isogen, Inc.*	1,058	4,063
Lionbridge Technologies, Inc.*	2,025	6,237
Mantech International Corp. - Class A	269	5,899
Mattersight Corp.*	795	6,177
MAXIMUS, Inc.	159	8,030
ModusLink Global Solutions, Inc.*	1,915	6,549
MoneyGram International, Inc.*	263	4,092
PRGX Global, Inc.*	960	7,296
Sapient Corp.	569	5,667
ServiceSource International, Inc.*	560	6,317
Syntel, Inc.	106	6,162
TeleTech Holdings, Inc.*	463	7,621
TNS, Inc.*	361	6,112
Unisys Corp.*	377	7,325
Virtusa Corp.*	434	6,575
Wright Express Corp.*	64	4,120

Total IT Services		196,461

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	187	8,228
Black Diamond, Inc.*	640	6,298
Brunswick Corp.	291	6,399
Callaway Golf Co.	1,108	6,083
Jakks Pacific, Inc.	344	5,511
Johnson Outdoors, Inc. - Class A*	373	7,807
Leapfrog Enterprises, Inc.*	638	7,331
Marine Products Corp.	1,094	5,962
Smith & Wesson Holding Corp.*	916	9,251

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Steinway Musical Instruments, Inc.*	263	$6,480
Sturm Ruger & Co., Inc.	170	8,403

Total Leisure Equipment & Products		77,753

Life Sciences Tools & Services 0.4%
Affymetrix, Inc.*	1,471	6,163
BG Medicine, Inc.*	999	6,673
Cambrex Corp.*	857	7,910
Fluidigm Corp.*	471	6,128
Furiex Pharmaceuticals, Inc.*	335	6,439
Harvard Bioscience, Inc.*	1,879	6,952
Luminex Corp.*	275	4,711
Medtox Scientific, Inc.*	258	6,966
Pacific Biosciences of California, Inc.*	3,501	6,337
PAREXEL International Corp.*	244	6,715
Sequenom, Inc.*	1,737	4,881

Total Life Sciences Tools & Services		69,875

Machinery 3.0%
Accuride Corp.*	1,193	6,192
Actuant Corp. - Class A	263	7,485
Alamo Group, Inc.	227	6,499
Albany International Corp. - Class A	403	7,214
Altra Holdings, Inc.	447	7,384
American Railcar Industries, Inc.*	276	8,399
Ampco-Pittsburgh Corp.	937	14,720
Astec Industries, Inc.*	247	7,212
Barnes Group, Inc.	294	7,015
Blount International, Inc.*	508	7,224
Briggs & Stratton Corp.	414	7,220
Cascade Corp.	150	7,067
Chart Industries, Inc.*	107	6,940
CIRCOR International, Inc.	225	6,928
CLARCOR, Inc.	298	14,408
Columbus McKinnon Corp.*	477	7,017
Commercial Vehicle Group, Inc.*	844	6,507
Douglas Dynamics, Inc.	552	7,380
Dynamic Materials Corp.	873	14,588
Eastern Co. (The)	763	13,620
Energy Recovery, Inc.*	2,914	6,557
EnPro Industries, Inc.*	185	6,377
ESCO Technologies, Inc.	201	7,238
Federal Signal Corp.*	1,496	8,482
Flow International Corp.*	2,544	8,141
FreightCar America, Inc.	326	6,631
Gorman-Rupp Co.(The)	245	6,801
Graham Corp.	393	6,701
Greenbrier Cos., Inc.*	453	7,384
Hardinge, Inc.	757	6,904
Hurco Cos., Inc.*	353	7,201
John Bean Technologies Corp.	510	7,472
Kadant, Inc.*	295	6,109
Kaydon Corp.	693	14,622
LB Foster Co. - Class A	544	16,097
Lindsay Corp.	124	8,792
Lydall, Inc.*	557	7,107
Meritor, Inc.*	1,212	5,672
Met-Pro Corp.	844	7,638
Middleby Corp.*	72	7,050
Miller Industries, Inc.	458	7,520
Mueller Industries, Inc.	365	15,560
Mueller Water Products, Inc. - Series A	4,397	15,565
NACCO Industries, Inc. - Class A	65	6,510
NN, Inc.*	1,603	14,427
PMFG, Inc.*	869	6,952
Proto Labs, Inc.*	202	7,642

	Shares	Market Value
RBC Bearings, Inc.*	323	$15,129
Rexnord Corp.*	761	14,763
Robbins & Myers, Inc.	158	7,243
Sauer-Danfoss, Inc.	191	6,912
Sun Hydraulics Corp.	307	6,932
Tennant Co.	169	7,042
Titan International, Inc.	318	6,573
Trimas Corp.*	356	7,739
Twin Disc, Inc.	398	7,793
Wabash National Corp.*	1,061	7,194
Watts Water Technologies, Inc. - Class A	213	7,165
Woodward, Inc.	184	6,177

Total Machinery		504,833

Marine 0.1%
Genco Shipping & Trading Ltd.*	2,223	4,802
International Shipholding Corp.	378	6,985
Rand Logistics, Inc.*	852	7,055

Total Marine		18,842

Media 1.3%
Arbitron, Inc.	177	6,207
Belo Corp. - Class A	1,030	7,055
Carmike Cinemas, Inc.*	461	6,408
Central European Media Enterprises Ltd. - Class A*	1,106	5,574
Crown Media Holdings, Inc. - Class A*	3,890	7,585
Cumulus Media, Inc. - Class A*	2,087	5,259
Daily Journal Corp.*	71	6,731
Digital Domain Media Group, Inc.*	928	3,935
Digital Generation, Inc.*	496	5,287
E.W. Scripps Co. - Class A*	670	6,224
Entercom Communications Corp. - Class A*	1,130	6,147
Entravision Communications Corp. - Class A	4,534	5,622
Fisher Communications, Inc.*	216	6,903
Global Sources Ltd.*	1,108	6,648
Harte-Hanks, Inc.	720	4,536
Journal Communications, Inc. - Class A*	1,258	6,969
LIN TV Corp. - Class A*	1,939	6,961
Lions Gate Entertainment Corp.*	437	5,878
Live Nation Entertainment, Inc.*	687	6,128
Martha Stewart Living Omnimedia - Class A	2,066	6,715
McClatchy Co.(The) - Class A*	2,877	4,632
MDC Partners, Inc.	629	5,919
Meredith Corp.	198	6,542
National CineMedia, Inc.	443	6,264
New York Times Co.(The) - Class A*	904	7,006
Nexstar Broadcasting Group, Inc. - Class A*	977	6,370
Outdoor Channel Holdings, Inc.	878	6,093
ReachLocal, Inc.*	590	6,915
Reading International, Inc. - Class A*	1,135	5,607
Rentrak Corp.*	323	6,047
Saga Communications, Inc. - Class A*	175	5,933
Salem Communications Corp. - Class A	1,111	5,433
Scholastic Corp.	229	6,900
Sinclair Broadcast Group, Inc. - Class A	753	7,681
Valassis Communications, Inc.*	315	7,103
World Wrestling Entertainment, Inc. - Class A	814	6,309

Total Media		223,526

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Metals & Mining 2.6%
A.M. Castle & Co.*	665	$4,848
AK Steel Holding Corp.	2,849	15,157
AMCOL International Corp.	518	15,903
Century Aluminum Co.*	2,039	12,458
Coeur d’Alene Mines Corp.*	796	12,983
General Moly, Inc.*	4,740	14,125
Globe Specialty Metals, Inc.	1,161	14,547
Gold Reserve, Inc.*	3,506	11,710
Gold Resource Corp.	545	9,772
Golden Minerals Co.*	3,050	12,871
Golden Star Resources Ltd.*	12,371	14,598
Haynes International, Inc.	290	13,975
Hecla Mining Co.	3,138	14,121
Horsehead Holding Corp.*	1,580	14,267
Kaiser Aluminum Corp.	301	16,417
Materion Corp.	644	12,642
McEwen Mining, Inc.*	4,653	13,913
Metals USA Holdings Corp.*	1,042	16,953
Midway Gold Corp.*	11,271	13,976
Noranda Aluminum Holding Corp.	1,862	11,600
Olympic Steel, Inc.	919	14,382
Paramount Gold and Silver Corp.*	6,210	14,097
Revett Minerals, Inc.*	4,079	12,930
RTI International Metals, Inc.*	683	15,333
Schnitzer Steel Industries, Inc. - Class A	600	17,226
Stillwater Mining Co.*	1,638	14,546
SunCoke Energy, Inc.*	1,186	18,976
Universal Stainless & Alloy*	368	12,556
US Antimony Corp.*	3,251	9,168
US Silica Holdings, Inc.*	1,206	12,482
Vista Gold Corp.*	5,006	15,118
Worthington Industries, Inc.	900	19,530

Total Metals & Mining		443,180

Multi-Utilities 0.8%
Avista Corp.	1,242	34,379
Black Hills Corp.	991	31,563
CH Energy Group, Inc.	506	32,905
NorthWestern Corp.	912	33,680

Total Multi-Utilities		132,527

Multiline Retail 0.2%
Bon-Ton Stores, Inc.(The)	1,066	7,035
Fred’s, Inc. - Class A	419	5,950
Gordmans Stores, Inc.*	355	6,014
Saks, Inc.*	596	6,216
Tuesday Morning Corp.*	1,432	7,246

Total Multiline Retail		32,461

Oil, Gas & Consumable Fuels 7.5%
Abraxas Petroleum Corp.*	5,115	12,839
Amyris, Inc.*	5,330	20,627
Apco Oil and Gas International, Inc.	825	13,811
Approach Resources, Inc.*	656	17,318
Arch Coal, Inc.	2,545	18,349
ATP Oil & Gas Corp.*	3,681	5,337
Berry Petroleum Co. - Class A	445	16,919
Bill Barrett Corp.*	962	20,260
Bonanza Creek Energy, Inc.*	1,076	18,862
BPZ Resources, Inc.*	7,076	16,133
Callon Petroleum Co.*	3,800	18,886
Carrizo Oil & Gas, Inc.*	792	19,966
Clayton Williams Energy, Inc.*	325	13,416
Clean Energy Fuels Corp.*	1,080	15,239
Cloud Peak Energy, Inc.*	1,048	17,344

	Shares	Market Value
Comstock Resources, Inc.*	1,054	$17,054
Contango Oil & Gas Co.*	290	17,183
CREDO Petroleum Corp.*	1,137	16,407
Crimson Exploration, Inc.*	3,427	15,079
Crosstex Energy, Inc.	1,132	15,271
CVR Energy, Inc.*	655	18,707
Delek US Holdings, Inc.	966	19,069
Endeavour International Corp.*	2,004	17,174
Energy Partners Ltd.*	959	16,207
Energy XXI Ltd.	573	17,866
Evolution Petroleum Corp.*	1,943	16,224
Forest Oil Corp.*	2,332	15,974
Frontline Ltd.	1,632	6,038
FX Energy, Inc.*	3,001	20,197
GasLog Ltd.*	691	6,848
Gastar Exploration Ltd.*	8,641	16,850
GeoResources, Inc.*	429	14,354
Gevo, Inc.*	2,773	10,759
Goodrich Petroleum Corp.*	1,153	13,375
Green Plains Renewable Energy, Inc.*	2,302	10,221
Gulfport Energy Corp.*	913	18,808
Halcon Resources Corp.*	1,500	9,900
Harvest Natural Resources, Inc.*	2,969	23,396
Isramco, Inc.*	164	17,546
KiOR, Inc. - Class A*	1,988	15,188
Knightsbridge Tankers Ltd.	868	7,474
Kodiak Oil & Gas Corp.*	2,058	17,184
Magnum Hunter Resources Corp.*	3,818	14,508
Matador Resources Co.*	1,529	16,009
McMoRan Exploration Co.*	1,580	20,635
Midstates Petroleum Co., Inc.*	1,409	12,005
Miller Energy Resources, Inc.*	3,818	14,852
Nordic American Tanker Shipping Ltd.	541	6,330
Northern Oil and Gas, Inc.*	955	15,051
Oasis Petroleum, Inc.*	639	16,729
Overseas Shipholding Group, Inc.	683	3,907
Panhandle Oil and Gas, Inc. - Class A	581	17,837
PDC Energy, Inc.*	726	19,021
Penn Virginia Corp.	2,277	15,256
Petroquest Energy, Inc.*	3,336	18,381
Quicksilver Resources, Inc.*	4,437	20,055
Rentech, Inc.*	8,548	17,011
Resolute Energy Corp.*	1,814	15,727
REX American Resources Corp.*	849	14,985
Rex Energy Corp.*	1,565	19,844
Rosetta Resources, Inc.*	441	18,399
Sanchez Energy Corp.*	814	13,545
Saratoga Resources, Inc.*	2,414	14,460
Scorpio Tankers, Inc.*	1,235	7,422
SemGroup Corp. - Class A*	521	17,563
Ship Finance International Ltd.	472	6,835
Solazyme, Inc.*	1,272	17,465
Stone Energy Corp.*	667	17,515
Swift Energy Co.*	976	18,241
Synergy Resources Corp.*	5,760	16,934
Targa Resources Corp.	368	16,210
Teekay Tankers Ltd. - Class A	1,688	6,566
Triangle Petroleum Corp.*	3,116	17,418
Uranerz Energy Corp.*	10,640	16,386
Uranium Energy Corp.*	6,793	13,586
Vaalco Energy, Inc.*	1,949	14,286
Venoco, Inc.*	1,492	13,831
W&T Offshore, Inc.	1,147	21,208
Warren Resources, Inc.*	6,541	15,175
Western Refining, Inc.	775	18,236
Westmoreland Coal Co.*	1,969	14,492

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
ZaZa Energy Corp.*	3,538	$13,374

Total Oil, Gas & Consumable Fuels		1,262,949

Paper & Forest Products 0.9%
Buckeye Technologies, Inc.	552	16,626
Clearwater Paper Corp.*	480	16,915
Deltic Timber Corp.	261	16,132
KapStone Paper and Packaging Corp.*	945	15,885
Louisiana-Pacific Corp.*	1,422	14,675
Neenah Paper, Inc.	565	15,176
PH Glatfelter Co.	934	14,860
Resolute Forest Products*	1,309	12,017
Schweitzer-Mauduit International, Inc.	227	15,459
Wausau Paper Corp.	1,638	13,907

Total Paper & Forest Products		151,652

Personal Products 1.1%
Elizabeth Arden, Inc.*	170	6,632
Inter Parfums, Inc.	364	5,919
Medifast, Inc.*	1,786	50,187
Nature’s Sunshine Products, Inc.	2,368	36,609
Prestige Brands Holdings, Inc.*	486	7,975
Revlon, Inc. - Class A*	441	6,416
Schiff Nutrition International, Inc.*	1,966	34,366
USANA Health Sciences, Inc.*	879	39,537

Total Personal Products		187,641

Pharmaceuticals 1.6%
Akorn, Inc.*	460	6,288
Ampio Pharmaceuticals, Inc.*	1,805	5,505
Auxilium Pharmaceuticals, Inc.*	281	7,570
AVANIR Pharmaceuticals, Inc. - Class A*	2,107	6,026
BioDelivery Sciences International, Inc.*	1,843	8,736
Cadence Pharmaceuticals, Inc.*	2,398	10,168
Corcept Therapeutics, Inc.*	1,631	5,904
Cornerstone Therapeutics, Inc.*	1,167	8,986
Cumberland Pharmaceuticals, Inc.*	1,083	6,606
Depomed, Inc.*	1,351	7,458
Endocyte, Inc.*	920	7,075
Hi-Tech Pharmacal Co., Inc.*	234	8,040
Impax Laboratories, Inc.*	308	6,844
Jazz Pharmaceuticals PLC*	149	7,162
Lannett Co., Inc.*	1,703	8,055
MAP Pharmaceuticals, Inc.*	518	7,309
Medicines Co.(The)*	311	7,787
Medicis Pharmaceutical Corp. - Class A	207	6,814
Nektar Therapeutics*	863	7,353
Obagi Medical Products, Inc.*	482	7,394
Omeros Corp.*	530	5,009
Optimer Pharmaceuticals, Inc.*	444	6,065
Pacira Pharmaceuticals, Inc.*	458	7,012
Pain Therapeutics, Inc.*	1,453	5,347
Par Pharmaceutical Cos., Inc.*	205	10,242
Pernix Therapeutics Holdings*	966	7,361
Pozen, Inc.*	927	5,849
Questcor Pharmaceuticals, Inc.*	135	4,977
Repros Therapeutics, Inc.*	849	7,717
Sagent Pharmaceuticals, Inc.*	370	7,215
Santarus, Inc.*	955	6,943
Sciclone Pharmaceuticals, Inc.*	966	5,555
Sucampo Pharmaceuticals, Inc. - Class A*	990	4,000
Transcept Pharmaceuticals, Inc.*	1,116	6,796
Ventrus Biosciences, Inc.*	613	2,244
ViroPharma, Inc.*	299	6,491
Vivus, Inc.*	257	5,405

	Shares	Market Value
XenoPort, Inc.*	1,196	$9,425
Zogenix, Inc.*	2,974	6,543

Total Pharmaceuticals		267,276

Professional Services 1.3%
Acacia Research - Acacia Technologies*	169	4,784
Advisory Board Co.(The)*	143	6,434
Barrett Business Services, Inc.	357	9,325
CBIZ, Inc.*	1,279	6,766
CDI Corp.	431	6,965
Corporate Executive Board Co.(The)	180	8,303
CRA International, Inc.*	487	7,544
Dolan Co.(The)*	828	4,041
Exponent, Inc.*	142	7,340
Franklin Covey Co.*	651	6,777
FTI Consulting, Inc.*	244	6,229
GP Strategies Corp.*	429	7,340
Heidrick & Struggles International, Inc.	425	5,687
Hill International, Inc.*	2,330	9,064
Hudson Global, Inc.*	1,877	8,540
Huron Consulting Group, Inc.*	242	8,151
ICF International, Inc.*	315	7,740
Insperity, Inc.	276	7,242
Kelly Services, Inc. - Class A	551	6,535
Kforce, Inc.*	548	6,340
Korn/Ferry International*	549	7,225
Mistras Group, Inc.*	294	6,609
Navigant Consulting, Inc.*	618	7,187
Odyssey Marine Exploration, Inc.*	2,082	7,828
On Assignment, Inc.*	443	6,906
Resources Connection, Inc.	601	6,785
RPX Corp.*	474	5,949
TrueBlue, Inc.*	485	7,382
VSE Corp.	288	6,612
WageWorks, Inc.*	487	6,911

Total Professional Services		210,541

Real Estate Investment Trusts (REITs) 2.4%
Acadia Realty Trust	171	4,094
AG Mortgage Investment Trust, Inc.	186	4,198
Agree Realty Corp.	180	4,235
Alexander’s, Inc.	9	3,845
American Assets Trust, Inc.	168	4,368
American Capital Mortgage Investment Corp.	169	4,149
American Realty Capital Trust, Inc.	355	3,912
Anworth Mortgage Asset Corp.	571	3,791
Apollo Commercial Real Estate Finance, Inc.	244	4,075
Apollo Residential Mortgage, Inc.	202	4,046
Ares Commercial Real Estate Corp.	228	3,817
ARMOUR Residential REIT, Inc.	564	4,320
Ashford Hospitality Trust, Inc.	453	3,456
Associated Estates Realty Corp.	258	3,852
Campus Crest Communities, Inc.	355	3,891
CapLease, Inc.	933	4,245
Capstead Mortgage Corp.	281	3,956
Cedar Realty Trust, Inc.	828	4,264
Chatham Lodging Trust	274	3,767
Chesapeake Lodging Trust	221	3,750
Colonial Properties Trust	177	4,009
Colony Financial, Inc.	230	4,220
Coresite Realty Corp.	155	4,132
Cousins Properties, Inc.	524	3,977
CreXus Investment Corp.	378	3,961
CubeSmart	348	4,173

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
CYS Investments, Inc.	278	$4,020
DCT Industrial Trust, Inc.	628	3,931
DiamondRock Hospitality Co.	383	3,623
DuPont Fabros Technology, Inc.	145	3,900
Dynex Capital, Inc.	399	4,146
EastGroup Properties, Inc.	77	4,118
Education Realty Trust, Inc.	368	4,313
Entertainment Properties Trust	92	4,155
Equity One, Inc.	187	4,056
Excel Trust, Inc.	338	4,137
FelCor Lodging Trust, Inc.*	871	4,216
First Industrial Realty Trust, Inc.*	312	3,975
First Potomac Realty Trust	322	3,732
Franklin Street Properties Corp.	381	3,951
Getty Realty Corp.	227	4,218
Gladstone Commercial Corp.	239	4,132
Glimcher Realty Trust	399	3,998
Government Properties Income Trust	179	4,099
Gramercy Capital Corp.*	1,496	3,546
Gyrodyne Co. of America, Inc.*	35	3,990
Healthcare Realty Trust, Inc.	169	4,151
Hersha Hospitality Trust	721	3,504
Highwoods Properties, Inc.	118	3,997
Hudson Pacific Properties, Inc.	237	4,214
Inland Real Estate Corp.	462	3,687
Invesco Mortgage Capital, Inc.	211	4,176
Investors Real Estate Trust	522	4,260
iStar Financial, Inc.*	651	4,375
Kite Realty Group Trust	799	4,019
LaSalle Hotel Properties	138	3,624
Lexington Realty Trust	479	4,282
LTC Properties, Inc.	114	4,070
Medical Properties Trust, Inc.	437	4,304
Mission West Properties, Inc.	457	4,026
Monmouth Real Estate Investment Corp. - Class A	369	4,111
National Health Investors, Inc.	77	4,134
New York Mortgage Trust, Inc.	559	3,801
NorthStar Realty Finance Corp.	767	4,226
Omega Healthcare Investors, Inc.	179	4,339
One Liberty Properties, Inc.	210	3,967
Parkway Properties, Inc.	377	4,196
Pebblebrook Hotel Trust	173	3,931
Pennsylvania Real Estate Investment Trust	280	4,021
Pennymac Mortgage Investment Trust	205	4,319
Potlatch Corp.	132	4,568
PS Business Parks, Inc.	58	3,921
RAIT Financial Trust	883	4,097
Ramco-Gershenson Properties Trust	321	4,090
Redwood Trust, Inc.	329	4,241
Resource Capital Corp.	715	3,897
Retail Opportunity Investments Corp.	324	3,950
RLJ Lodging Trust	216	3,802
Rouse Properties, Inc.	289	4,000
Sabra Health Care REIT, Inc.	241	4,463
Saul Centers, Inc.	92	3,831
Select Income REIT	169	4,252
Sovran Self Storage, Inc.	77	4,397
STAG Industrial, Inc.	268	3,875
Starwood Property Trust, Inc.	188	4,185
Strategic Hotels & Resorts, Inc.*	624	3,781
Summit Hotel Properties, Inc.	460	3,818
Sun Communities, Inc.	91	4,240
Sunstone Hotel Investors, Inc.*	370	3,704
Terreno Realty Corp.	277	4,130

	Shares	Market Value
Two Harbors Investment Corp.	368	$4,221
UMH Properties, Inc.	394	4,405
Universal Health Realty Income Trust	99	4,310
Urstadt Biddle Properties, Inc. - Class A	202	3,836
Washington Real Estate Investment Trust	140	3,738
Western Asset Mortgage Capital Corp.*	206	4,207
Whitestone REIT - Class B	295	4,027
Winthrop Realty Trust	333	4,049

Total Real Estate Investment Trusts (REITs)		396,528

Real Estate Management & Development 0.2%
AV Homes, Inc.*	305	3,776
Consolidated-Tomoka Land Co.	137	3,855
Forestar Group, Inc.*	292	3,323
Kennedy-Wilson Holdings, Inc.	291	3,981
Tejon Ranch Co.*	150	3,898
Thomas Properties Group, Inc.	765	3,856
Zillow, Inc.*	119	4,482

Total Real Estate Management & Development		27,171

Road & Rail 0.8%
Amerco, Inc.	69	6,445
Arkansas Best Corp.	573	7,844
Avis Budget Group, Inc.*	421	6,050
Celadon Group, Inc.	426	6,360
Dollar Thrifty Automotive Group, Inc.*	76	5,654
Genesee & Wyoming, Inc. - Class A*	134	8,316
Heartland Express, Inc.	495	6,881
Knight Transportation, Inc.	423	6,485
Marten Transport Ltd.	325	5,834
Old Dominion Freight Line, Inc.*	162	6,869
Patriot Transportation Holding, Inc.*	309	7,181
Quality Distribution, Inc.*	606	6,121
RailAmerica, Inc.*	296	8,119
Roadrunner Transportation Systems, Inc.*	404	7,058
Saia, Inc.*	317	7,164
Swift Transportation Co. - Class A*	661	5,486
Universal Truckload Services, Inc.	507	7,549
Werner Enterprises, Inc.	290	6,693
Zipcar, Inc.*	595	6,206

Total Road & Rail		128,315

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc.*	519	6,394
Alpha & Omega Semiconductor Ltd.*	660	5,089
Amkor Technology, Inc.*	1,291	6,881
Anadigics, Inc.*	3,129	3,974
Applied Micro Circuits Corp.*	1,086	6,212
ATMI, Inc.*	300	5,694
AuthenTec, Inc.*	1,327	11,147
Axcelis Technologies, Inc.*	5,007	4,256
AXT, Inc.*	1,621	5,657
Brooks Automation, Inc.	632	5,852
Cabot Microelectronics Corp.	494	14,524
Cavium, Inc.*	224	6,052
CEVA, Inc.*	345	5,361
Cirrus Logic, Inc.*	206	7,575
Cohu, Inc.	631	5,427
Cymer, Inc.*	109	6,236
Diodes, Inc.*	317	6,004
DSP Group, Inc.*	995	5,751
Entegris, Inc.*	770	6,198
Entropic Communications, Inc.*	1,545	9,270
Exar Corp.*	776	5,742
First Solar, Inc.*	1,078	16,752
Formfactor, Inc.*	966	5,912

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
FSI International, Inc.*	1,410	$5,104
GSI Technology, Inc.*	1,304	6,246
GT Advanced Technologies, Inc.*	3,344	17,121
Hittite Microwave Corp.*	122	6,182
Inphi Corp.*	690	7,590
Integrated Device Technology, Inc.*	1,157	5,831
Integrated Silicon Solution, Inc.*	649	6,315
Intermolecular, Inc.*	921	6,134
International Rectifier Corp.*	308	5,248
Intersil Corp. - Class A	585	5,388
IXYS Corp.*	549	5,545
Kopin Corp.*	1,987	7,213
Lattice Semiconductor Corp.*	1,697	6,296
LTX-Credence Corp.*	906	5,309
M/A-COM Technology Solutions Holdings, Inc.*	346	6,121
Mattson Technology, Inc.*	3,439	3,026
MaxLinear, Inc. - Class A*	1,264	5,966
MEMC Electronic Materials, Inc.*	2,871	5,512
Micrel, Inc.	650	6,071
Microsemi Corp.*	338	6,544
Mindspeed Technologies, Inc.*	2,260	5,334
MIPS Technologies, Inc.*	941	5,787
MKS Instruments, Inc.	221	5,834
Monolithic Power Systems, Inc.*	310	6,008
MoSys, Inc.*	1,987	6,418
Nanometrics, Inc.*	398	6,046
NVE Corp.*	120	6,638
Omnivision Technologies, Inc.*	421	5,902
PDF Solutions, Inc.*	632	5,884
Pericom Semiconductor Corp.*	693	5,572
Photronics, Inc.*	1,022	5,979
PLX Technology, Inc.*	1,024	5,796
Power Integrations, Inc.	153	5,392
QuickLogic Corp.*	2,722	6,506
Rambus, Inc.*	1,097	4,607
RF Micro Devices, Inc.*	1,487	5,769
Rubicon Technology, Inc.*	637	6,402
Rudolph Technologies, Inc.*	709	7,090
Semtech Corp.*	256	6,116
Sigma Designs, Inc.*	962	6,542
Silicon Image, Inc.*	1,515	5,939
Spansion, Inc. - Class A*	563	5,771
Standard Microsystems Corp.*	170	6,275
STR Holdings, Inc.*	3,956	13,213
SunPower Corp.*	3,290	12,897
Supertex, Inc.*	326	5,539
Tessera Technologies, Inc.	425	6,141
TriQuint Semiconductor, Inc.*	1,102	6,215
Ultra Clean Holdings*	912	5,508
Ultratech, Inc.*	190	6,044
Veeco Instruments, Inc.*	182	6,499
Volterra Semiconductor Corp.*	225	5,170

Total Semiconductors & Semiconductor Equipment		495,555

Software 2.2%
Accelrys, Inc.*	847	6,878
ACI Worldwide, Inc.*	149	6,557
Actuate Corp.*	950	6,137
Advent Software, Inc.*	147	3,346
American Software, Inc. - Class A	743	5,989
Aspen Technology, Inc.*	278	6,500
AVG Technologies NV*	489	4,905
Blackbaud, Inc.	241	6,502
Bottomline Technologies, Inc.*	327	6,210
BroadSoft, Inc.*	231	5,671

	Shares	Market Value
Callidus Software, Inc.*	1,264	$5,852
CommVault Systems, Inc.*	136	6,599
Comverse Technology, Inc.*	1,057	5,739
Deltek, Inc.*	576	7,499
Digimarc Corp.	238	5,781
Ebix, Inc.	353	7,657
Ellie Mae, Inc.*	367	7,523
Envivio, Inc.*	803	4,810
EPIQ Systems, Inc.	507	5,724
ePlus, Inc.*	187	6,354
Fair Isaac Corp.	93	4,026
FalconStor Software, Inc.*	2,277	4,599
Glu Mobile, Inc.*	1,283	6,158
Guidance Software, Inc.*	676	6,665
Guidewire Software, Inc.*	218	5,594
Imperva, Inc.*	212	5,597
Infoblox, Inc.*	297	6,240
Interactive Intelligence Group*	225	5,868
JDA Software Group, Inc.*	212	6,271
Jive Software, Inc.*	294	5,889
Kenexa Corp.*	202	4,810
Manhattan Associates, Inc.*	136	6,350
Mentor Graphics Corp.*	420	6,418
MicroStrategy, Inc. - Class A*	50	5,823
Monotype Imaging Holdings, Inc.*	416	6,107
Netscout Systems, Inc.*	289	6,751
OPNET Technologies, Inc.	234	6,187
Parametric Technology Corp.*	289	6,225
Pegasystems, Inc.	191	5,306
Pervasive Software, Inc.*	870	5,881
Progress Software Corp.*	315	6,124
Proofpoint, Inc.*	413	5,708
PROS Holdings, Inc.*	388	5,409
QAD, Inc. - Class A*	465	6,487
QLIK Technologies, Inc.*	263	5,260
Quest Software, Inc.*	236	6,594
RealPage, Inc.*	313	6,955
Rosetta Stone, Inc.*	454	5,916
Sapiens International Corp. NV*	1,585	5,579
SeaChange International, Inc.*	756	5,723
Sourcefire, Inc.*	115	5,871
SS&C Technologies Holdings, Inc.*	266	6,464
Synchronoss Technologies, Inc.*	328	6,271
Take-Two Interactive Software, Inc.*	608	5,338
Tangoe, Inc.*	286	5,488
TeleNav, Inc.*	1,028	5,932
TiVo, Inc.*	765	6,648
Tyler Technologies, Inc.*	154	6,009
Ultimate Software Group, Inc.*	69	6,173
VASCO Data Security International, Inc.*	828	7,659
Verint Systems, Inc.*	217	6,056
VirnetX Holding Corp.*	185	4,377
Websense, Inc.*	348	5,223

Total Software		376,262

Specialty Retail 2.3%
Aeropostale, Inc.*	366	7,218
America’s Car-Mart, Inc.*	159	7,295
ANN, Inc.*	248	6,716
Asbury Automotive Group, Inc.*	251	6,566
Barnes & Noble, Inc.*	431	5,719
Bebe Stores, Inc.	1,094	6,564
Big 5 Sporting Goods Corp.	944	7,118
Body Central Corp.*	732	7,569
Brown Shoe Co., Inc.	532	7,320
Buckle, Inc.(The)	166	6,419

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Cabela’s, Inc.*	171	$7,856
Casual Male Retail Group, Inc.*	2,020	7,676
Cato Corp.(The) - Class A	212	5,936
Children’s Place Retail Stores, Inc.(The)*	137	6,960
Citi Trends, Inc.*	403	6,057
Collective Brands, Inc.*	295	6,348
Conn’s, Inc.*	381	6,801
Destination Maternity Corp.	288	5,152
Express, Inc.*	351	5,651
Finish Line, Inc.(The) - Class A	327	6,828
Francesca’s Holdings Corp.*	236	7,413
Genesco, Inc.*	101	6,688
Group 1 Automotive, Inc.	126	6,772
Haverty Furniture Cos., Inc.	535	6,035
hhgregg, Inc.*	589	4,052
Hibbett Sports, Inc.*	107	6,502
HOT Topic, Inc.	649	6,594
JOS A Bank Clothiers, Inc.*	153	6,466
Kirkland’s, Inc.*	534	5,773
Lithia Motors, Inc. - Class A	256	7,132
Lumber Liquidators Holdings, Inc.*	191	8,077
MarineMax, Inc.*	678	5,044
Mattress Firm Holding Corp.*	220	6,415
Men’s Wearhouse, Inc.(The)	219	5,968
Monro Muffler Brake, Inc.	189	6,250
New York & Co., Inc.*	1,708	7,771
Office Depot, Inc.*	2,852	5,077
OfficeMax, Inc.*	1,364	6,124
Penske Automotive Group, Inc.	263	6,286
PEP Boys-Manny Moe & Jack	668	6,059
Perfumania Holdings, Inc.*	779	6,699
Pier 1 Imports, Inc.	377	6,217
RadioShack Corp.	1,483	4,316
Rent-A-Center, Inc.	179	6,365
Rue21, Inc.*	230	5,667
Select Comfort Corp.*	293	7,621
Shoe Carnival, Inc.	304	6,749
Sonic Automotive, Inc. - Class A	431	7,379
Stage Stores, Inc.	355	6,724
Stein Mart, Inc.*	806	6,408
Systemax, Inc.*	532	6,634
Talbots, Inc.*	2,511	6,880
Teavana Holdings, Inc.*	485	5,432
Tilly’s, Inc.*	415	6,893
Vitamin Shoppe, Inc.*	117	6,426
West Marine, Inc.*	568	5,811
Wet Seal, Inc.(The) - Class A*	1,975	5,412
Winmark Corp.	106	5,855
Zumiez, Inc.*	153	5,558

Total Specialty Retail		379,313

Textiles, Apparel & Luxury Goods 1.0%
Cherokee, Inc.	475	6,365
Columbia Sportswear Co.	119	6,020
Crocs, Inc.*	390	5,987
Culp, Inc.	1,528	15,280
Delta Apparel, Inc.*	448	6,272
Fifth & Pacific Cos., Inc.*	586	6,493
G-III Apparel Group Ltd.*	258	6,339
Iconix Brand Group, Inc.*	375	6,649
Jones Group, Inc.(The)	643	6,797
K-Swiss, Inc. - Class A*	1,893	5,887
Kenneth Cole Productions, Inc. - Class A*	420	6,317
Maidenform Brands, Inc.*	332	6,999
Movado Group, Inc.	245	5,743
Oxford Industries, Inc.	134	5,794

	Shares	Market Value
Perry Ellis International, Inc.*	312	$5,881
Quiksilver, Inc.*	2,415	6,979
R.G. Barry Corp.	485	6,460
Skechers U.S.A., Inc. - Class A*	299	5,962
Steven Madden Ltd.*	172	6,954
True Religion Apparel, Inc.	214	5,615
Tumi Holdings, Inc.*	333	6,011
Unifi, Inc.*	1,253	13,883
Vera Bradley, Inc.*	258	5,880
Warnaco Group, Inc.(The)*	143	6,100
Wolverine World Wide, Inc.	166	7,375

Total Textiles, Apparel & Luxury Goods		174,042

Thrifts & Mortgage Finance 1.4%
Astoria Financial Corp.	405	3,815
Bank Mutual Corp.	982	4,183
BankFinancial Corp.	548	4,307
Beneficial Mutual Bancorp, Inc.*	452	3,869
Berkshire Hills Bancorp, Inc.	181	4,065
BofI Holding, Inc.*	210	4,236
Brookline Bancorp, Inc.	445	3,742
Cape Bancorp, Inc.*	471	4,371
Charter Financial Corp.	434	3,850
Clifton Savings Bancorp, Inc.	386	3,764
Dime Community Bancshares, Inc.	283	4,104
Doral Financial Corp.*	2,614	3,555
ESB Financial Corp.	316	4,452
ESSA Bancorp, Inc.	376	3,974
EverBank Financial Corp.*	356	4,265
Federal Agricultural Mortgage Corp. - Class C	151	3,796
First Defiance Financial Corp.	239	3,884
First Federal Bancshares of Arkansas, Inc.*	510	4,243
First Financial Holdings, Inc.	416	4,909
First Financial Northwest*	490	4,018
First Pactrust Bancorp, Inc.	322	3,623
Flushing Financial Corp.	297	4,191
Fox Chase Bancorp, Inc.	278	4,142
Franklin Financial Corp.*	239	3,858
Heritage Financial Group, Inc.	305	4,084
Hingham Institution for Savings	65	3,946
Home Bancorp, Inc.*	233	3,919
Home Federal Bancorp, Inc.	383	3,799
Home Loan Servicing Solutions Ltd.	293	4,213
HomeStreet, Inc.*	121	4,436
Kaiser Federal Financial Group, Inc.	278	4,042
Kearny Financial Corp.	399	3,878
Meridian Interstate Bancorp, Inc.*	289	4,442
MGIC Investment Corp.*	1,415	3,410
NASB Financial, Inc.*	202	3,836
Nationstar Mortgage Holdings, Inc.*	202	4,448
Northfield Bancorp, Inc.	292	4,371
Northwest Bancshares, Inc.	351	4,089
OceanFirst Financial Corp.	274	3,729
Ocwen Financial Corp.*	219	4,327
Oritani Financial Corp.	282	3,973
Peoples Federal Bancshares, Inc.*	242	4,056
Provident Financial Holdings, Inc.	345	4,223
Provident Financial Services, Inc.	264	4,021
Provident New York Bancorp	513	4,237
Radian Group, Inc.	1,352	3,786
Rockville Financial, Inc.	347	4,043
Roma Financial Corp.	449	4,081
SI Financial Group, Inc.	341	3,990
Territorial Bancorp, Inc.	175	4,113

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Tree.com, Inc.*	406	$5,246
TrustCo Bank Corp. NY	733	4,039
United Financial Bancorp, Inc.	289	4,118
ViewPoint Financial Group	255	4,489
Walker & Dunlop, Inc.*	322	4,070
Waterstone Financial, Inc.*	1,049	3,493
Westfield Financial, Inc.	544	4,058
WSFS Financial Corp.	102	4,226

Total Thrifts & Mortgage Finance		236,447

Tobacco 0.8%
Alliance One International, Inc.*	10,265	33,464
Star Scientific, Inc.*	7,545	28,520
Universal Corp.	758	34,519
Vector Group Ltd.	2,097	35,628

Total Tobacco		132,131

Trading Companies & Distributors 1.0%
Aceto Corp.	1,670	14,663
Aircastle Ltd.	618	7,311
Applied Industrial Technologies, Inc.	197	7,321
Beacon Roofing Supply, Inc.*	580	15,376
CAI International, Inc.*	389	8,045
DXP Enterprises, Inc.*	155	6,851
Edgen Group, Inc.*	1,898	14,235
H&E Equipment Services, Inc.*	454	6,410
Houston Wire & Cable Co.	617	7,065
Interline Brands, Inc.*	608	15,431
Kaman Corp.	235	7,656
Rush Enterprises, Inc. - Class A*	429	6,928
SeaCube Container Leasing Ltd.	405	7,112
TAL International Group, Inc.	209	7,137
Textainer Group Holdings Ltd.	202	7,599
Titan Machinery, Inc.*	259	7,366
Watsco, Inc.	205	13,928
Willis Lease Finance Corp.*	569	7,135

Total Trading Companies & Distributors		167,569

Transportation Infrastructure 0.0%(a)
Wesco Aircraft Holdings, Inc.*	573	7,650

Total Transportation Infrastructure		7,650

Water Utilities 1.2%
American States Water Co.	849	34,512
California Water Service Group	1,825	33,708
Connecticut Water Service, Inc.	1,160	35,067
Middlesex Water Co.	1,765	33,005
SJW Corp.	1,370	31,962
York Water Co.	1,890	34,077

Total Water Utilities		202,331

Wireless Telecommunication Services 1.2%
Boingo Wireless, Inc.*	2,887	24,799
Leap Wireless International, Inc.*	5,927	33,666
NTELOS Holdings Corp.	1,675	35,510
Pendrell Corp.*	29,316	32,541
Shenandoah Telecom Co.	2,671	42,068
USA Mobility, Inc.	2,549	28,396

Total Wireless Telecommunication Services		196,980

Total Common Stocks (Cost $17,590,270)		16,740,576

	Shares	Market Value
SHORT TERM INVESTMENTS 0.7%
SSgA Government Money Market Fund	121,420	$121,420

Total Short Term Investments (Cost $121,420)		121,420

Total Investments 100.0%(b) (Cost $17,711,690)		16,861,996

Other Assets and Liabilities, net – 0.0%(a)		7,837

Net Assets – 100.0%		$16,869,833

*	Non-Income Producing Security.
(a)	Amount represents less than 0.05% of net assets.
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

PLC – Public Limited Company

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.2%

Aerospace & Defense 1.1%
BAE Systems PLC	2,800	$13,552
Cobham PLC	3,390	12,349
European Aeronautic Defence and Space Co. NV	346	12,468
Finmeccanica SpA	3,521	12,922
Meggitt PLC	2,007	12,059
Rolls-Royce Holdings PLC - Class C*	942	12,553
Safran SA	357	12,132
Thales SA	389	12,209
Zodiac Aerospace	119	11,650

Total Aerospace & Defense		111,894

Air Freight & Logistics 0.5%
Deutsche Post AG	709	12,783
TNT Express NV	1,063	11,539
Toll Holdings Ltd.	2,685	11,359
Yamato Holdings Co., Ltd.	900	14,831

Total Air Freight & Logistics		50,512

Airlines 0.9%
All Nippon Airways Co., Ltd.	6,000	13,905
Cathay Pacific Airways Ltd.	7,000	11,592
Deutsche Lufthansa AG	1,124	14,189
International Consolidated Airlines Group SA*	5,266	13,204
Qantas Airways Ltd.*	7,775	9,327
Ryanair Holdings PLC ADR*	380	11,195
Singapore Airlines Ltd.	3,000	25,558

Total Airlines		98,970

Auto Components 1.6%
Aisin Seiki Co., Ltd.	300	9,238
Bridgestone Corp.	600	13,682
Cie Generale des Etablissements Michelin - Class B	193	13,173
Continental AG	141	12,812
Denso Corp.	300	9,676
GKN PLC	4,145	13,664
NHK Spring Co., Ltd.	1,200	12,737
NOK Corp.	600	11,608
Nokian Renkaat OYJ	305	12,204
Pirelli & C SpA	1,187	12,046
Stanley Electric Co., Ltd.	900	13,379
Sumitomo Rubber Industries Ltd.	900	10,913
Toyota Boshoku Corp.	1,200	13,598
Toyota Industries Corp.	500	13,451

Total Auto Components		172,181

Automobiles 1.8%
Bayerische Motoren Werke AG	147	11,002
Daimler AG	248	12,434
Fiat SpA*	2,277	11,217
Fuji Heavy Industries Ltd.	3,000	22,548
Honda Motor Co., Ltd.	300	9,799
Isuzu Motors Ltd.	3,000	15,480
Mazda Motor Corp.*	9,000	10,947
Mitsubishi Motors Corp.*	12,000	11,524
Nissan Motor Co., Ltd.	1,200	11,431
Peugeot SA	1,155	9,008
Porsche Automobil Holding SE	221	11,437
Renault SA	261	11,440
Suzuki Motor Corp.	600	11,070

	Shares	Market Value
Toyota Motor Corp.	300	$11,601
Volkswagen AG	75	12,839
Yamaha Motor Co., Ltd.	1,100	9,394

Total Automobiles		193,171

Beverages 1.3%
Anheuser-Busch InBev NV	176	13,909
Asahi Breweries Ltd.	600	13,537
Carlsberg A/S - Class B	156	12,659
Coca-Cola Amatil Ltd.	962	14,102
Diageo PLC	501	13,399
Heineken Holding NV	285	13,117
Heineken NV	242	13,130
Pernod-Ricard SA	124	13,364
Remy Cointreau SA	119	14,069
SABMiller PLC	317	13,693

Total Beverages		134,979

Biotechnology 0.4%
Actelion Ltd.*	297	13,595
CSL Ltd.	325	14,604
Grifols SA*	510	15,916

Total Biotechnology		44,115

Building Products 1.0%
Asahi Glass Co., Ltd.	3,000	17,785
Assa Abloy AB - Series B	455	13,833
Cie de St-Gobain	288	8,711
Daikin Industries Ltd.	600	16,471
Geberit AG*	60	11,810
JS Group Corp.	600	12,638
TOTO Ltd.	3,000	22,394

Total Building Products		103,642

Capital Markets 2.1%
3i Group PLC	4,131	13,489
Aberdeen Asset Management PLC	3,134	12,683
Credit Suisse Group AG*	595	10,162
Daiwa Securities Group, Inc.	3,000	11,332
Deutsche Bank AG	297	9,099
GAM Holding AG*	1,123	12,434
ICAP PLC	2,232	11,135
Investec PLC	2,253	13,305
Julius Baer Group Ltd.*	366	13,132
Macquarie Group Ltd.	469	12,329
Man Group PLC	10,302	12,856
Mediobanca SpA	3,222	11,126
Nomura Holdings, Inc.	3,700	13,170
Partners Group Holding AG	72	13,161
Ratos AB	1,274	13,229
SBI Holdings, Inc.	176	12,056
Schroders PLC	633	12,725
UBS AG*	1,020	10,760

Total Capital Markets		218,183

Chemicals 4.8%
Air Liquide SA	111	12,437
Akzo Nobel NV	240	12,977
Arkema SA	173	12,754
Asahi Kasei Corp.	3,000	16,056
BASF SE	162	11,867
Croda International PLC	345	12,703
Daicel Corp.	3,000	18,131
Denki Kagaku Kogyo KK	3,000	9,987
Givaudan SA*	12	11,693
Hitachi Chemical Co., Ltd.	800	12,282

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Incitec Pivot Ltd.	4,314	$14,119
Israel Chemicals Ltd.	1,120	13,250
Israel Corp., Ltd.(The)	20	11,442
Johnson Matthey PLC	354	12,091
JSR Corp.	600	10,679
K+S AG	270	13,372
Koninklijke DSM NV	242	11,930
Kuraray Co., Ltd.	900	10,625
Lanxess AG	181	12,594
Linde AG	78	11,628
Mitsubishi Chemical Holdings Corp.	3,000	12,791
Mitsubishi Gas Chemical Co., Inc.	3,000	17,401
Mitsui Chemicals, Inc.	5,000	11,332
Nitto Denko Corp.	300	13,041
Novozymes A/S - Series B	432	10,675
Orica Ltd.	484	12,677
Shin-Etsu Chemical Co., Ltd.	300	15,288
Showa Denko KK	6,000	10,909
Sika AG	6	11,226
Solvay SA	112	11,666
Sumitomo Chemical Co., Ltd.	3,000	8,412
Syngenta AG	37	12,658
Taiyo Nippon Sanso Corp.	3,000	16,940
Teijin Ltd.	3,000	8,873
Toray Industries, Inc.	3,000	18,937
Tosoh Corp.	6,000	14,904
Ube Industries Ltd.	6,000	13,214
Wacker Chemie AG	169	11,029
Yara International ASA	302	14,344

Total Chemicals		498,934

Commercial Banks 6.8%
Aozora Bank Ltd.	6,000	13,905
Australia & New Zealand Banking Group Ltd.	593	14,690
Banca Monte dei Paschi di Siena SpA	44,963	9,990
Banco Bilbao Vizcaya Argentaria SA	1,922	12,602
Banco de Sabadell SA	6,644	12,683
Banco Espirito Santo SA*	19,272	11,867
Banco Popolare SC	9,941	11,637
Banco Popular Espanol SA	5,379	10,129
Banco Santander SA	2,086	12,717
Bank Hapoalim BM*	3,600	10,415
Bank Leumi Le-Israel BM*	4,372	9,840
Bank of East Asia Ltd.	3,600	12,559
Bank of Yokohama Ltd.(The)	3,000	13,675
Bankia SA*	5,984	5,881
Banque Cantonale Vaudoise	23	11,760
Barclays PLC	4,123	10,853
Bendigo and Adelaide Bank Ltd.	1,656	14,290
BNP Paribas SA	353	13,116
BOC Hong Kong Holdings Ltd.	4,500	13,842
CaixaBank	4,166	13,668
Chiba Bank Ltd.(The)	3,000	17,593
Commerzbank AG*	6,748	10,529
Commonwealth Bank of Australia	248	15,014
Credit Agricole SA	3,147	13,530
Danske Bank A/S*	853	12,706
DnB ASA	1,265	13,354
Erste Group Bank AG	656	11,900
Fukuoka Financial Group, Inc.	3,000	11,024
Hang Seng Bank Ltd.	1,000	13,916
HSBC Holdings PLC	1,472	12,313
Intesa Sanpaolo SpA	9,135	11,621
KBC Groep NV	755	15,844
Lloyds Banking Group PLC*	28,697	13,648

	Shares	Market Value
Mitsubishi UFJ Financial Group, Inc.	2,700	$13,172
Mizuho Financial Group, Inc.	8,100	13,379
National Australia Bank Ltd.	518	13,617
National Bank of Greece SA ADR*	7,835	12,536
Natixis	4,867	12,198
Nordea Bank AB	1,452	13,602
Oversea-Chinese Banking Corp., Ltd.	3,000	23,026
Raiffeisen Bank International AG	393	12,998
Resona Holdings, Inc.	3,000	12,330
Royal Bank of Scotland Group PLC*	3,552	11,893
Seven Bank Ltd.	5,200	13,050
Shinsei Bank Ltd.	12,000	13,675
Skandinaviska Enskilda Banken AB - Class A	2,079	15,326
Societe Generale	577	12,798
Standard Chartered PLC	540	12,391
Sumitomo Mitsui Financial Group, Inc.	300	9,557
Sumitomo Mitsui Trust Holdings, Inc.	5,000	14,469
Svenska Handelsbanken AB	415	14,463
Swedbank AB	815	14,237
UniCredit SpA	3,714	12,661
Unione di Banche Italiane SCPA	4,107	11,967
Westpac Banking Corp.	602	14,698

Total Commercial Banks		711,154

Commercial Services & Supplies 1.2%
Aggreko PLC	354	11,326
Babcock International Group PLC	893	12,012
Brambles Ltd.	1,762	11,552
Edenred	429	11,343
G4S PLC	2,745	10,662
Secom Co., Ltd.	300	13,982
Securitas AB	1,610	13,138
Serco Group PLC	1,443	13,034
Societe BIC SA	121	12,294
Toppan Printing Co., Ltd.	3,000	18,745

Total Commercial Services & Supplies		128,088

Communications Equipment 0.3%
Alcatel-Lucent*	7,254	8,040
Nokia OYJ	4,353	10,454
Telefonaktiebolaget LM Ericsson - Class B	1,356	12,663

Total Communications Equipment		31,157

Computers & Peripherals 0.4%
Fujitsu Ltd.	3,000	11,908
Gemalto NV	185	14,192
Seiko Epson Corp.	1,100	8,859
Toshiba Corp.	3,000	10,064

Total Computers & Peripherals		45,023

Construction & Engineering 1.6%
ACS Actividades de Construccion y Servicios SA	691	10,935
Balfour Beatty PLC	2,762	12,545
Bouygues SA	463	11,704
Ferrovial SA	1,193	13,003
Hochtief AG	258	12,308
Kajima Corp.	5,000	14,405
Koninklijke Boskalis Westminster NV	379	12,385
Leighton Holdings Ltd.	692	12,460
Obayashi Corp.	3,000	13,713
Shimizu Corp.	3,000	9,411
Skanska AB - Class B	882	13,368
Taisei Corp.	6,000	16,594

2

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Vinci SA	270	$11,489

Total Construction & Engineering		164,320

Construction Materials 1.0%
Boral Ltd.	3,532	12,489
CRH PLC ADR	645	11,791
Fletcher Building Ltd.	2,549	12,644
HeidelbergCement AG	261	12,170
Holcim Ltd.*	213	12,599
James Hardie Industries SE	1,645	14,489
Lafarge SA	323	14,889
Taiheiyo Cement Corp.	5,000	11,076

Total Construction Materials		102,147

Consumer Finance 0.3%
Aeon Credit Service Co., Ltd.	900	17,308
Credit Saison Co., Ltd.	600	13,752

Total Consumer Finance		31,060

Containers & Packaging 0.4%
Amcor Ltd.	1,604	12,727
Rexam PLC	1,924	13,098
Toyo Seikan Kaisha Ltd.	1,100	13,071

Total Containers & Packaging		38,896

Distributors 0.1%
Li & Fung Ltd.	6,000	11,855

Total Distributors		11,855

Diversified Consumer Services 0.1%
Benesse Holdings, Inc.	300	14,193

Total Diversified Consumer Services		14,193

Diversified Financial Services 1.9%
ASX Ltd.	403	13,240
Deutsche Boerse AG	245	12,209
Exor SpA	546	12,124
First Pacific Co., Ltd.	11,910	13,364
Groupe Bruxelles Lambert SA	176	11,542
Hong Kong Exchanges and Clearing Ltd.	900	12,095
ING Groep NV*	1,968	13,042
Investor AB - Series B	668	13,972
Kinnevik Investment AB - Class B	676	13,960
London Stock Exchange Group PLC	781	11,863
Mitsubishi UFJ Lease & Finance Co., Ltd.	300	12,100
ORIX Corp.	150	14,347
Pohjola Bank PLC - Series A	1,106	12,879
Singapore Exchange Ltd.	3,000	16,130
Wendel SA	162	11,613

Total Diversified Financial Services		194,480

Diversified Telecommunication Services 2.9%
Belgacom SA	445	12,830
Bezeq The Israeli Telecommunication Corp., Ltd.	10,699	10,792
BT Group PLC	3,666	12,482
Deutsche Telekom AG	1,166	13,178
Elisa OYJ	576	11,996
France Telecom SA	885	11,869
Iliad SA	89	12,282
Inmarsat PLC	1,744	13,433
Koninklijke KPN NV	1,233	10,130
Nippon Telegraph & Telephone Corp.	300	13,963
Portugal Telecom SGPS SA	2,613	11,102
Singapore Telecommunications Ltd.	6,000	17,263
Swisscom AG	32	12,840
TDC A/S	1,779	12,095

	Shares	Market Value
Tele2 AB - Class B	779	$12,931
Telecom Corp. of New Zealand Ltd.	6,120	13,216
Telecom Italia SpA	13,707	11,226
Telefonica SA	997	11,329
Telekom Austria AG	1,182	10,772
Telenet Group Holding NV	287	12,671
Telenor ASA	737	12,522
TeliaSonera AB	1,930	12,807
Telstra Corp., Ltd.	3,430	14,438
Vivendi SA	733	13,956

Total Diversified Telecommunication Services		302,123

Electric Utilities 2.3%
Acciona SA	213	9,310
Cheung Kong Infrastructure Holdings Ltd.	3,000	18,243
Chubu Electric Power Co., Inc.	900	9,645
Chugoku Electric Power Co., Inc.(The)	900	11,524
CLP Holdings Ltd.	1,500	12,962
E.ON AG	612	13,077
EDF SA	558	11,593
EDP - Energias de Portugal SA	5,433	12,405
Enel SpA	3,948	11,309
Fortum OYJ	610	10,232
Hokkaido Electric Power Co., Inc.	900	8,309
Hokuriku Electric Power Co.	800	8,184
Iberdrola SA	2,799	10,169
Kansai Electric Power Co., Inc.(The)	900	6,776
Kyushu Electric Power Co., Inc.	900	7,064
Power Assets Holdings Ltd.	1,500	11,801
Red Electrica Corp. SA	319	12,660
Shikoku Electric Power Co., Inc.	600	9,273
SSE PLC	562	11,562
Terna Rete Elettrica Nazionale SpA	3,456	11,551
Tohoku Electric Power Co., Inc.*	1,400	9,070
Tokyo Electric Power Co., Inc.(The)*	6,000	10,064

Total Electric Utilities		236,783

Electrical Equipment 1.7%
ABB Ltd.*	687	12,029
Alstom SA	399	13,287
Fuji Electric Co., Ltd.	6,000	13,368
Furukawa Electric Co., Ltd.	6,000	12,599
GS Yuasa Corp.	3,000	12,023
Legrand SA	375	12,063
Mitsubishi Electric Corp.	3,000	24,008
Nidec Corp.	300	23,777
Prysmian SpA	801	12,893
Schneider Electric SA	204	11,565
Sumitomo Electric Industries Ltd.	1,200	14,289
Ushio, Inc.	1,100	13,986

Total Electrical Equipment		175,887

Electronic Equipment, Instruments & Components 2.0%
Citizen Holdings Co., Ltd.	2,100	11,723
FUJIFILM Holdings Corp.	600	10,832
Hamamatsu Photonics KK	300	10,579
Hexagon AB - Class B	660	12,657
Hitachi High-Technologies Corp.	600	15,111
Hitachi Ltd.	3,000	17,862
Hoya Corp.	600	13,413
Ibiden Co., Ltd.	600	9,864
Kyocera Corp.	300	24,008
Murata Manufacturing Co., Ltd.	300	15,077
Omron Corp.	600	12,092
Shimadzu Corp.	3,000	24,661
TDK Corp.	300	11,524

3

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Yokogawa Electric Corp.	1,500	$15,538

Total Electronic Equipment, Instruments & Components		204,941

Energy Equipment & Services 1.6%
Aker Solutions ASA	880	12,991
AMEC PLC	763	13,365
Cie Generale de Geophysique - Veritas*	515	14,851
Fugro NV	198	12,985
Petrofac Ltd.	484	11,307
Saipem SpA	293	13,550
SBM Offshore NV	783	9,570
Seadrill Ltd.	340	13,362
Subsea 7 SA	567	11,943
Technip SA	127	13,401
Tenaris SA	723	14,095
Transocean Ltd.	257	12,246
WorleyParsons Ltd.	467	12,822

Total Energy Equipment & Services		166,488

Food & Staples Retailing 2.4%
Aeon Co., Ltd.	900	10,878
Carrefour SA	653	11,729
Casino Guichard Perrachon SA	138	11,605
Colruyt SA	300	13,648
Delhaize Group SA	301	10,789
Distribuidora Internacional de Alimentacion SA	2,581	12,778
FamilyMart Co., Ltd.	300	14,251
J Sainsbury PLC	2,569	13,013
Jeronimo Martins SGPS SA	685	10,756
Kesko OYJ	468	12,121
Koninklijke Ahold NV	958	11,674
Lawson, Inc.	300	21,588
Metcash Ltd.	3,046	10,931
Metro AG	420	11,589
Olam International Ltd.	9,000	13,345
Seven & I Holdings Co., Ltd.	300	9,546
Tesco PLC	2,451	12,216
Wesfarmers Ltd.	418	14,336
WM Morrison Supermarkets PLC	2,771	12,039
Woolworths Ltd.	455	13,680

Total Food & Staples Retailing		252,512

Food Products 1.8%
Aryzta AG*	259	12,891
Associated British Foods PLC	645	12,683
Danone	184	11,212
Golden Agri-Resources Ltd.	24,000	14,274
Kerry Group PLC - Class A	279	12,610
MEIJI Holdings Co., Ltd.	300	13,751
Nestle SA	207	12,743
Nisshin Seifun Group, Inc.	1,500	17,977
Nissin Foods Holdings Co., Ltd.	300	11,493
Suedzucker AG	386	13,339
Tate & Lyle PLC	1,138	11,768
Unilever NV	372	12,945
Unilever PLC	374	13,425
Wilmar International Ltd.	3,000	7,812
Yakult Honsha Co., Ltd.	300	11,639

Total Food Products		190,562

Gas Utilities 1.0%
APA Group	2,402	12,386
Enagas SA	713	12,381
Gas Natural SDG SA	980	12,099

	Shares	Market Value
Hong Kong & China Gas Co., Ltd.	6,600	$15,288
Osaka Gas Co., Ltd.	3,000	12,330
Snam Rete Gas SpA	2,747	11,063
Toho Gas Co., Ltd.	3,000	18,092
Tokyo Gas Co., Ltd.	3,000	15,519

Total Gas Utilities		109,158

Health Care Equipment & Supplies 1.5%
Cie Generale d’Optique Essilor International SA	138	12,040
Cochlear Ltd.	196	13,601
Coloplast A/S - Class B	69	13,098
Elekta AB	239	11,135
Getinge AB - Class B	472	13,529
Olympus Corp.*	900	17,055
Smith & Nephew PLC	1,250	12,799
Sonova Holding AG*	119	11,278
Straumann Holding AG	72	9,684
Sysmex Corp.	300	13,156
Terumo Corp.	300	12,369
William Demant Holding A/S*	132	12,485

Total Health Care Equipment & Supplies		152,229

Health Care Providers & Services 0.9%
Celesio AG	794	14,497
Fresenius Medical Care AG & Co. KGaA	176	12,799
Fresenius SE & Co. KGaA	127	13,576
Miraca Holdings, Inc.	300	12,830
Ramsay Health Care Ltd.	562	14,028
Sonic Healthcare Ltd.	962	12,806
Suzuken Co., Ltd.	300	10,798

Total Health Care Providers & Services		91,334

Hotels, Restaurants & Leisure 2.1%
Accor SA	386	12,866
Autogrill SpA	1,356	10,988
Carnival PLC	363	12,217
Compass Group PLC	1,195	12,835
Crown Ltd.	1,417	12,600
Echo Entertainment Group Ltd.	2,782	12,237
Galaxy Entertainment Group Ltd.*	5,000	12,059
Genting Singapore PLC	12,000	12,586
Intercontinental Hotels Group PLC	539	13,318
MGM China Holdings Ltd.	7,296	10,144
Sands China Ltd.	3,600	10,656
SJM Holdings Ltd.	6,000	10,741
Sodexo	161	12,180
TABCORP Holdings Ltd.	4,162	14,235
Tatts Group Ltd.	4,692	14,319
TUI Travel PLC	4,395	12,581
Whitbread PLC	418	13,989
Wynn Macau Ltd.	5,200	11,092

Total Hotels, Restaurants & Leisure		221,643

Household Durables 1.1%
Casio Computer Co., Ltd.	2,100	13,955
Electrolux AB - Series B	631	14,360
Husqvarna AB	2,540	13,020
Panasonic Corp.	1,700	11,885
Rinnai Corp.	300	19,437
Sekisui Chemical Co., Ltd.	3,000	25,659
Sharp Corp.	3,000	10,371
Sony Corp.	800	9,864

Total Household Durables		118,551

4

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Household Products 0.4%
Henkel AG & Co. KGaA	181	$13,040
Reckitt Benckiser Group PLC	222	12,198
Unicharm Corp.	300	16,556

Total Household Products		41,794

Independent Power Producers & Energy Traders 0.2%
Electric Power Development Co., Ltd.	600	14,174
Enel Green Power SpA	8,005	11,485

Total Independent Power Producers & Energy Traders		25,659

Industrial Conglomerates 1.0%
Fraser and Neave Ltd.	3,000	19,723
Keppel Corp., Ltd.	3,000	26,956
Koninklijke Philips Electronics NV	678	14,929
Orkla ASA	1,609	11,540
SembCorp Industries Ltd.	3,000	12,755
Siemens AG	127	10,808
Smiths Group PLC	746	12,471

Total Industrial Conglomerates		109,182

Insurance 4.3%
Admiral Group PLC	680	11,634
Aegon NV	2,729	12,459
Ageas	6,393	12,763
AIA Group Ltd.	3,600	12,652
Allianz SE	114	11,385
AMP Ltd.	2,940	12,407
Assicurazioni Generali SpA	1,086	13,682
Aviva PLC	2,807	12,824
AXA SA	1,009	12,364
Baloise Holding AG	176	11,647
Dai-ichi Life Insurance Co., Ltd.(The)	12	12,784
Delta Lloyd NV	920	12,027
Gjensidige Forsikring ASA	1,077	13,250
Hannover Rueckversicherung AG	213	12,793
Insurance Australia Group Ltd.	3,692	14,647
Legal & General Group PLC	6,803	13,590
Mapfre SA	5,271	9,627
MS&AD Insurance Group Holdings	800	13,081
Muenchener Rueckversicherungs AG	92	13,098
NKSJ Holdings, Inc.	600	11,577
Old Mutual PLC	5,305	13,108
Prudential PLC	1,112	13,294
QBE Insurance Group Ltd.	979	14,465
Resolution Ltd.	3,742	12,078
RSA Insurance Group PLC	7,537	12,860
Sampo OYJ	487	12,955
SCOR SE	533	12,675
Sony Financial Holdings, Inc.	900	14,520
Standard Life PLC	3,675	13,928
Suncorp Group Ltd.	1,517	13,553
Swiss Life Holding AG*	141	13,537
Swiss Re Ltd.*	207	13,019
T&D Holdings, Inc.	1,200	12,353
Tokio Marine Holdings, Inc.	600	13,921
Zurich Financial Services AG*	56	12,498

Total Insurance		449,055

Internet & Catalog Retail 0.1%
Rakuten, Inc.	1,200	11,969

Total Internet & Catalog Retail		11,969

Internet Software & Services 0.4%
Dena Co., Ltd.	500	10,896

	Shares	Market Value
Gree, Inc.	600	$9,549
United Internet AG	648	11,496
Yahoo Japan Corp.	40	14,638

Total Internet Software & Services		46,579

IT Services 1.1%
Amadeus IT Holding SA - Series A	625	13,536
Atos Origin SA	222	12,514
Cap Gemini SA	330	12,095
Computershare Ltd.	1,575	12,713
Itochu Techno-Solutions Corp.	300	15,557
Nomura Research Institute Ltd.	600	12,499
NTT Data Corp.	3	9,142
Otsuka Corp.	300	26,504

Total IT Services		114,560

Leisure Equipment & Products 0.9%
Namco Bandai Holdings, Inc.	1,100	15,873
Nikon Corp.	600	16,779
Sankyo Co., Ltd.	300	14,942
Sega Sammy Holdings, Inc.	600	12,868
Shimano, Inc.	300	20,051
Yamaha Corp.	1,500	14,578

Total Leisure Equipment & Products		95,091

Life Sciences Tools & Services 0.3%
Lonza Group AG*	322	14,577
QIAGEN NV*	723	12,907

Total Life Sciences Tools & Services		27,484

Machinery 4.5%
Alfa Laval AB	681	11,836
Amada Co., Ltd.	3,000	15,980
Andritz AG	233	12,785
Atlas Copco AB - Class A	531	11,982
Fiat Industrial SpA	1,244	12,256
GEA Group AG	439	11,875
Hino Motors Ltd.	3,000	20,973
Hitachi Construction Machinery Co., Ltd.	600	10,894
IHI Corp.	6,000	12,907
IMI PLC	847	10,909
Invensys PLC	3,548	13,392
Japan Steel Works Ltd.(The)	3,000	16,517
JTEKT Corp.	1,200	10,663
Kawasaki Heavy Industries Ltd.	5,000	12,036
Komatsu Ltd.	600	13,506
Kone OYJ - Class B	210	13,061
Kurita Water Industries Ltd.	600	13,598
Makita Corp.	300	10,164
MAN SE	120	11,278
Metso OYJ	342	12,505
Mitsubishi Heavy Industries Ltd.	3,000	12,215
Nabtesco Corp.	600	13,252
NSK Ltd.	3,000	18,361
NTN Corp.	3,000	8,143
Sandvik AB	885	12,351
Scania AB - Class B	711	12,295
Schindler Holding AG	104	12,186
SembCorp Marine Ltd.	3,000	11,718
SKF AB	595	12,348
Sulzer AG	98	12,699
Sumitomo Heavy Industries Ltd.	3,000	12,177
THK Co., Ltd.	600	10,732
Vallourec SA	299	12,432
Volvo AB - Class B	1,059	13,126
Wartsila OYJ	351	10,565

5

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Weir Group PLC (The)	494	$12,810
Yangzijiang Shipbuilding Holdings Ltd.	14,000	11,195

Total Machinery		467,722

Marine 0.9%
AP Moller - Maersk A/S - Class B	3	20,834
Kawasaki Kisen Kaisha Ltd.*	6,000	9,219
Kuehne + Nagel International AG	104	11,867
Mitsui OSK Lines Ltd.	3,000	9,181
Neptune Orient Lines Ltd.*	14,000	12,939
Nippon Yusen KK	6,000	13,444
Orient Overseas International Ltd.	2,000	11,401

Total Marine		88,885

Media 2.2%
Axel Springer AG	288	12,903
British Sky Broadcasting Group PLC	1,086	12,124
Dentsu, Inc.	300	8,024
Eutelsat Communications SA	434	13,138
Fairfax Media Ltd.	19,335	10,682
ITV PLC	9,948	11,768
Kabel Deutschland Holding AG*	202	12,690
Lagardere SCA	465	12,587
Mediaset SpA	7,193	12,597
Modern Times Group AB - Class B	287	13,198
Pearson PLC	662	12,405
ProSiebenSat.1 Media AG	552	11,625
Publicis Groupe SA	256	12,644
Reed Elsevier NV	1,098	12,908
Reed Elsevier PLC	1,496	12,610
SES SA	524	12,629
Singapore Press Holdings Ltd.	3,000	9,910
Wolters Kluwer NV	797	13,266
WPP PLC	968	12,255

Total Media		229,963

Metals & Mining 4.3%
Acerinox SA	1,126	11,250
Alumina Ltd.	13,491	9,654
Anglo American PLC	376	11,193
Antofagasta PLC	698	11,724
ArcelorMittal	836	13,451
BHP Billiton Ltd.	383	12,869
BHP Billiton PLC	424	12,416
Boliden AB	914	13,974
Daido Steel Co., Ltd.	3,000	17,132
Eurasian Natural Resources Corp. PLC	1,662	10,234
Evraz PLC	2,446	9,102
Fortescue Metals Group Ltd.	2,620	11,387
Fresnillo PLC	575	13,117
Glencore International PLC	2,209	11,081
Iluka Resources Ltd.	943	9,437
JFE Holdings, Inc.	800	10,643
Kazakhmys PLC	1,105	12,206
Kobe Steel Ltd.	11,000	10,423
Lonmin PLC	1,040	11,374
Lynas Corp., Ltd.*	13,493	11,430
Mitsubishi Materials Corp.	5,000	13,956
Newcrest Mining Ltd.	488	12,068
Nippon Steel Corp.	6,000	12,138
Norsk Hydro ASA	2,762	11,296
OZ Minerals Ltd.	1,488	11,838
Randgold Resources Ltd.	147	13,359
Rio Tinto Ltd.	216	12,093
Rio Tinto PLC	271	12,511
Salzgitter AG	270	9,862

	Shares	Market Value
Sims Metal Management Ltd.	1,052	$9,189
SSAB AB - Class A	1,470	12,125
Sumitomo Metal Industries Ltd.	8,000	11,882
ThyssenKrupp AG	669	12,334
Umicore SA	251	11,144
Vedanta Resources PLC	776	11,867
Voestalpine AG	448	12,221
Xstrata PLC	787	10,458
Yamato Kogyo Co., Ltd.	500	14,245

Total Metals & Mining		448,683

Multi-Utilities 0.8%
AGL Energy Ltd.	812	13,416
Centrica PLC	2,419	12,014
GDF Suez	578	12,945
National Grid PLC	1,112	11,543
RWE AG	308	12,138
Suez Environnement Co.	959	10,555
Veolia Environnement SA	991	11,198

Total Multi-Utilities		83,809

Multiline Retail 1.1%
Harvey Norman Holdings Ltd.	6,121	12,883
Isetan Mitsukoshi Holdings Ltd.	1,200	12,738
J Front Retailing Co., Ltd.	3,000	14,981
Marks & Spencer Group PLC	2,172	11,356
Marui Group Co., Ltd.	1,800	13,275
Next PLC	253	12,760
PPR	81	12,170
Takashimaya Co., Ltd.	3,000	22,010

Total Multiline Retail		112,173

Office Electronics 0.5%
Brother Industries Ltd.	1,200	11,217
Canon, Inc.	300	10,179
Konica Minolta Holdings, Inc.	1,500	10,717
Ricoh Co., Ltd.	3,000	20,781

Total Office Electronics		52,894

Oil, Gas & Consumable Fuels 2.5%
BG Group PLC	597	11,804
BP PLC	1,750	11,654
Caltex Australia Ltd.	927	13,784
Cosmo Oil Co., Ltd.	6,000	13,214
ENI SpA	591	12,257
Galp Energia SGPS SA - Class B	947	12,829
Inpex Corp.	3	16,863
Japan Petroleum Exploration Co.	300	11,393
JX Holdings, Inc.	2,300	11,191
Lundin Petroleum AB*	597	12,707
Neste Oil OYJ	1,236	13,106
OMV AG	414	13,042
Origin Energy Ltd.	933	11,596
Repsol YPF SA	689	11,035
Royal Dutch Shell PLC - Class A	355	12,087
Santos Ltd.	958	10,838
Showa Shell Sekiyu KK	2,100	11,481
Statoil ASA	490	11,722
Total SA	271	12,551
Tullow Oil PLC	556	11,238
Woodside Petroleum Ltd.	391	13,887

Total Oil, Gas & Consumable Fuels		260,279

Paper & Forest Products 0.7%
Holmen AB	464	12,486
Nippon Paper Group, Inc.	800	10,192

6

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
OJI Paper Co., Ltd.	3,000	$10,064
Stora Enso OYJ - Series R	2,093	11,986
Svenska Cellulosa AB - Class B	829	14,140
UPM-Kymmene OYJ	1,062	11,405

Total Paper & Forest Products		70,273

Personal Products 0.5%
Beiersdorf AG	187	12,418
Kao Corp.	600	16,294
L’Oreal SA	107	12,864
Shiseido Co., Ltd.	900	12,953

Total Personal Products		54,529

Pharmaceuticals 3.5%
Astellas Pharma, Inc.	300	14,328
AstraZeneca PLC	281	13,149
Bayer AG	187	14,258
Chugai Pharmaceutical Co., Ltd.	600	11,608
Daiichi Sankyo Co., Ltd.	900	14,889
Dainippon Sumitomo Pharma Co., Ltd.	1,200	13,321
Eisai Co., Ltd.	300	13,329
Elan Corp. PLC ADR*	896	10,349
GlaxoSmithKline PLC	536	12,333
Hisamitsu Pharmaceutical Co., Inc.	300	15,173
Merck KGaA	122	12,302
Mitsubishi Tanabe Pharma Corp.	900	13,805
Novartis AG	228	13,393
Novo Nordisk A/S	84	12,992
Ono Pharmaceutical Co., Ltd.	300	18,976
Orion OYJ - Class B	612	12,240
Otsuka Holdings Co., Ltd.	300	9,161
Roche Holding AG	74	13,147
Sanofi SA	173	14,162
Santen Pharmaceutical Co., Ltd.	300	12,811
Shionogi & Co., Ltd.	900	12,883
Shire PLC	373	10,800
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,008
Takeda Pharmaceutical Co., Ltd.	300	13,828
Teva Pharmaceutical Industries Ltd. ADR	305	12,471
Tsumura & Co.	600	16,909
UCB SA	248	12,449

Total Pharmaceuticals		369,074

Professional Services 1.0%
Adecco SA*	300	13,225
Bureau Veritas SA	141	12,482
Campbell Brothers Ltd.	216	10,661
Capita PLC	1,206	13,435
Experian PLC	838	12,460
Intertek Group PLC	294	12,594
Randstad Holding NV	428	13,003
SGS SA	6	12,031

Total Professional Services		99,891

Real Estate Investment Trusts (REITs) 3.5%
Ascendas Real Estate Investment Trust	9,000	16,419
British Land Co. PLC	1,524	12,763
Capital Shopping Centres Group PLC	2,370	11,961
CapitaMall Trust	9,000	14,177
Centro Retail Australia REIT	6,294	13,578
CFS Retail Property Trust	6,440	13,419
Corio NV	282	12,496
Dexus Property Group	12,949	13,491
Fonciere Des Regions	179	12,971
Gecina SA	135	12,420
Goodman Group	3,583	14,177

	Shares	Market Value
GPT Group	3,808	$13,745
Hammerson PLC	1,789	12,981
Japan Real Estate Investment Corp.	3	28,425
Japan Retail Fund Investment Corp.	9	15,107
Klepierre	386	12,607
Land Securities Group PLC	1,060	13,120
Link REIT (The)	3,500	15,348
Mirvac Group	9,804	14,135
Nippon Building Fund, Inc.	3	29,232
Segro PLC	3,422	12,691
Stockland	3,796	13,382
Unibail-Rodamco SE	67	12,905
Westfield Group	1,322	13,912
Westfield Retail Trust	4,551	14,607

Total Real Estate Investment Trusts (REITs)		370,069

Real Estate Management & Development 2.8%
Aeon Mall Co., Ltd.	600	14,481
CapitaLand Ltd.	6,000	14,467
City Developments Ltd.	3,000	28,210
Daito Trust Construction Co., Ltd.	300	29,001
Global Logistic Properties Ltd.	9,000	16,275
Hang Lung Properties Ltd.	3,000	10,679
Henderson Land Development Co., Ltd.	3,000	17,489
IMMOFINANZ AG*	3,914	12,827
Keppel Land Ltd.	6,000	16,588
Kerry Properties Ltd.	3,000	13,793
Lend Lease Group	1,599	13,630
New World Development Co., Ltd.	11,000	14,088
Nomura Real Estate Holdings, Inc.	900	16,836
Sino Land Co., Ltd.	8,000	13,702
Swire Pacific Ltd. - Class A	1,500	18,001
Swiss Prime Site AG*	148	12,404
Tokyu Land Corp.	3,000	15,326
Wharf Holdings Ltd.	3,000	17,411

Total Real Estate Management & Development		295,208

Road & Rail 2.4%
Asciano Ltd.	2,676	12,222
Central Japan Railway Co.	3	24,891
DSV A/S	570	12,254
East Japan Railway Co.	300	19,283
Hankyu Hanshin Holdings, Inc.	2,000	10,756
Keikyu Corp.	3,000	28,079
Keio Corp.	3,000	22,126
Keisei Electric Railway Co., Ltd.	3,000	27,196
Kintetsu Corp.	3,000	11,946
MTR Corp.	4,000	13,981
Nippon Express Co., Ltd.	3,000	12,292
QR National Ltd.	3,677	12,382
Tobu Railway Co., Ltd.	3,000	16,287
Tokyu Corp.	3,000	14,443
West Japan Railway Co.	300	12,983

Total Road & Rail		251,121

Semiconductors & Semiconductor Equipment 1.1%
Advantest Corp.	900	11,616
ARM Holdings PLC	1,535	13,264
ASM Pacific Technology Ltd.	900	11,573
ASML Holding NV	259	15,062
Infineon Technologies AG	1,565	11,427
Rohm Co., Ltd.	300	10,855
STMicroelectronics NV	2,355	12,828
Sumco Corp.*	1,400	10,773

7

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Tokyo Electron Ltd.	300	$14,117

Total Semiconductors & Semiconductor Equipment		111,515

Software 1.0%
Dassault Systemes SA	130	12,872
Konami Corp.	600	12,922
Nexon Co., Ltd.*	569	11,810
NICE Systems Ltd. ADR*	317	11,412
Oracle Corp. Japan	300	13,502
Sage Group PLC (The)	2,795	12,590
SAP AG	207	13,221
Square Enix Holdings Co., Ltd.	800	12,425
Trend Micro, Inc.	300	8,973

Total Software		109,727

Specialty Retail 1.0%
ABC-Mart, Inc.	300	12,138
Hennes & Mauritz AB	384	14,237
Inditex SA	138	14,247
Kingfisher PLC	2,716	11,354
Nitori Holdings Co., Ltd.	150	14,059
Sanrio Co., Ltd.	300	10,406
USS Co., Ltd.	120	12,983
Yamada Denki Co., Ltd.	210	10,957

Total Specialty Retail		100,381

Textiles, Apparel & Luxury Goods 1.1%
Adidas AG	161	12,117
Asics Corp.	1,200	14,166
Burberry Group PLC	550	10,806
Christian Dior SA	89	12,336
Cie Financiere Richemont SA - Class A	207	11,767
Hugo Boss AG	122	12,325
Luxottica Group SpA	369	12,747
LVMH Moet Hennessy Louis Vuitton SA	81	12,225
Swatch Group AG (The)	30	11,955

Total Textiles, Apparel & Luxury Goods		110,444

Tobacco 0.6%
British American Tobacco PLC	251	13,361
Imperial Tobacco Group PLC	317	12,313
Japan Tobacco, Inc.	600	18,929
Swedish Match AB	314	13,260

Total Tobacco		57,863

Trading Companies & Distributors 1.5%
Brenntag AG	104	11,427
Bunzl PLC	755	13,178
ITOCHU Corp.	1,200	12,553
Marubeni Corp.	3,000	20,282
Mitsubishi Corp.	600	12,031
Mitsui & Co., Ltd.	900	13,448
Noble Group Ltd.	14,000	12,096
Rexel SA	674	11,301
Sojitz Corp.	7,800	12,184
Sumitomo Corp.	900	12,745
Toyota Tsusho Corp.	600	11,209
Wolseley PLC	331	11,944

Total Trading Companies & Distributors		154,398

Transportation Infrastructure 1.1%
Abertis Infraestructuras SA	803	9,944
Aeroports de Paris	161	12,507
Atlantia SpA	972	12,809
Fraport AG Frankfurt Airport Services Worldwide	221	12,568
Groupe Eurotunnel SA	1,509	10,760

	Shares	Market Value
Hutchison Port Holdings Trust	18,000	$13,680
Koninklijke Vopak NV	204	12,949
Sydney Airport	4,323	14,330
Transurban Group	2,126	13,692
VERIPOS, Inc.*	56	108

Total Transportation Infrastructure		113,347

Water Utilities 0.2%
Severn Trent PLC	449	12,135
United Utilities Group PLC	1,175	12,574

Total Water Utilities		24,709

Wireless Telecommunication Services 0.8%
KDDI Corp.	3	20,781
Millicom International Cellular SA	135	12,249
Mobistar SA	373	11,519
NTT DoCoMo, Inc.	9	15,131
Softbank Corp.	300	11,543
Vodafone Group PLC	4,427	12,665

Total Wireless Telecommunication Services		83,888

Total Common Stocks (Cost $12,142,306)		10,363,383

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	41,446	41,446

Total Short Term Investments (Cost $41,446)		41,446

Total Investments 99.6%(a) (Cost $12,183,752)		10,404,829

Other Assets and Liabilities, net – 0.4%		37,211

Net Assets – 100.0%		$10,442,040

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

ADR - American Depositary Receipt

PLC – Public Limited Company

INVESTMENT CONCENTRATION

At July 31, 2012, the investment diversification of the Fund was as follows:

COUNTRY	% OF TOTAL INVESTMENTS
Japan	33.32%
Britain	11.57%
Australia	8.19%
France	7.43%
Germany	5.50%
Sweden	4.06%
Switzerland	3.42%
Hong Kong	2.84%
Netherlands	2.80%
Singapore	2.78%
Italy	2.76%
Spain	2.60%
Finland	1.61%
Belgium	1.45%
Norway	0.97%
Denmark	0.93%
Israel	0.76%
Swaziland	0.71%
Austria	0.71%
Jersey	0.69%

8

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

Bermuda	0.66%
Luxembourg	0.62%
Ireland	0.58%
Portugal	0.57%
United States	0.40%
Slovenia	0.38%
Cayman Islands	0.32%
New Zealand	0.25%
Niger Republic	0.25%
Georgia	0.25%
Mauritius	0.14%
Samoa	0.12%
Isle Of Man	0.12%
Greece	0.12%
Guernsey	0.12%

Total Investments	100.00%

9

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 87.4%

Aerospace & Defense 0.3%
Embraer SA ADR	765	$19,416
Korea Aerospace Industries Ltd.	1,000	23,880

Total Aerospace & Defense		43,296

Air Freight & Logistics 0.2%
Hyundai Glovis Co., Ltd.	128	24,567

Total Air Freight & Logistics		24,567

Airlines 1.9%
Air China Ltd. - Class H	34,000	24,074
AirAsia BHD	19,600	23,423
China Airlines Ltd.	56,000	23,339
China Southern Airlines Co., Ltd. - Class H	50,000	24,827
Eva Airways Corp.	39,000	22,886
Gol Linhas Aereas Inteligentes SA ADR*	5,198	24,223
Korean Air Lines Co., Ltd.*	554	23,667
Lan Airlines SA ADR	917	22,549
TAM SA ADR*	1,040	23,113
Turk Hava Yollari*	16,040	30,716

Total Airlines		242,817

Auto Components 1.1%
Cheng Shin Rubber Industry Co. Ltd.	9,000	23,946
Hankook Tire Co., Ltd.	560	20,654
Hyundai Mobis	92	24,371
Hyundai Wia Corp.	151	22,237
Mando Corp.	159	22,993
Nan Kang Rubber Tire Co., Ltd.*	16,000	22,512

Total Auto Components		136,713

Automobiles 1.8%
Astra International Tbk PT	35,000	25,885
Brilliance China Automotive Holdings Ltd.*	22,000	17,847
Byd Co., Ltd. - Class H*	11,000	18,783
China Motor Corp.	25,000	21,380
Dongfeng Motor Group Co., Ltd. - Class H	14,000	19,537
Geely Automobile Holdings Ltd.	60,000	19,965
Great Wall Motor Co., Ltd. - Class H	10,500	23,671
Guangzhou Automobile Group Co., Ltd. - Class H	26,000	19,516
Hyundai Motor Co.	108	22,639
Kia Motors Corp.	327	22,588
Yulon Motor Co., Ltd.	13,000	22,799

Total Automobiles		234,610

Beverages 0.6%
Coca-Cola Femsa SAB de CV ADR	191	21,237
Fomento Economico Mexicano SAB de CV ADR	275	23,491
Grupo Modelo SAB de CV - Series C	3,061	27,643

Total Beverages		72,371

Building Products 0.2%
KCC Corp.	92	23,191

Total Building Products		23,191

Capital Markets 1.4%
China Everbright Ltd.	16,000	21,502
CITIC Securities Co., Ltd.	10,782	18,884
Daewoo Securities Co., Ltd.	2,430	22,782

	Shares	Market Value
Hyundai Securities Co.	3,110	$23,243
Investec Ltd.	4,253	25,575
Samsung Securities Co., Ltd.	518	22,220
Woori Investment & Securities Co., Ltd.	2,390	23,041
Yuanta Financial Holding Co., Ltd.	48,000	22,406

Total Capital Markets		179,653

Chemicals 4.4%
Braskem SA ADR	1,973	23,972
Cheil Industries, Inc.	263	22,610
China Petrochemical Development Corp.	25,500	21,043
Dongyue Group	33,934	17,944
Formosa Chemicals & Fibre Corp.	8,000	21,179
Formosa Plastics Corp.	8,000	22,139
Hanwha Chem Corp.	1,240	22,977
Hanwha Corp.	920	23,557
Honam Petrochemical Corp.	100	21,094
Huabao International Holdings Ltd.	48,000	21,481
Hyosung Corp.	478	22,703
Korea Kumho Petrochemical Co., Ltd.	223	24,359
KP Chemical Corp.	1,830	19,666
LCY Chemical Corp.	14,000	18,905
LG Chem Ltd.	88	24,440
Mexichem SAB de CV	6,560	31,138
Nan Ya Plastics Corp.	12,000	23,406
OCI Co., Ltd.	124	22,044
Petronas Chemicals Group BHD	10,400	21,900
PTT Global Chemical PCL	12,312	23,180
Sociedad Quimica y Minera de Chile SA ADR	407	24,391
Taiwan Fertilizer Co., Ltd.	9,000	21,365
TSRC Corp.	9,900	22,611
Uralkali OJSC GDR	630	26,258
Yingde Gases	24,500	20,981

Total Chemicals		565,343

Commercial Banks 11.0%
ABSA Group Ltd.	1,248	20,493
Agricultural Bank of China Ltd. - Class H	54,000	22,008
Akbank TAS	7,458	28,147
Asya Katilim Bankasi AS*	25,264	27,223
Banco de Chile	162,467	23,205
Banco Santander Brasil SA ADR	2,778	21,196
Banco Santander Chile ADR	295	22,172
BanColombia SA ADR	363	22,448
Bangkok Bank PCL	4,030	26,636
Bank Central Asia Tbk PT	28,500	24,089
Bank Mandiri Tbk PT	29,500	25,869
Bank Negara Indonesia Persero Tbk PT	55,500	23,308
Bank of Ayudhya PCL	24,300	25,674
Bank of China Ltd. - Class H	58,000	22,217
Bank of Communications Co., Ltd. - Class H	33,000	21,919
Bank Pekao SA	562	23,574
Bank Rakyat Indonesia Persero Tbk PT	35,000	25,885
BDO Unibank, Inc.	14,915	23,027
BS Financial Group, Inc.	2,150	22,724
Chang Hwa Commercial Bank*	43,000	23,369
China Citic Bank Corp., Ltd. - Class H	42,000	21,234
China Construction Bank Corp. - Class H	32,000	21,626
China Development Financial Holding Corp.*	91,000	21,360
China Merchants Bank Co., Ltd. - Class H	11,500	21,239
China Minsheng Banking Corp., Ltd. - Class H	23,000	21,387

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Chinatrust Financial Holding Co., Ltd.	39,000	$23,406
Chongqing Rural Commercial Bank Co., Ltd. - Class H	52,000	20,254
CIMB Group Holdings BHD	9,200	23,077
Credicorp Ltd.	179	20,753
E.Sun Financial Holding Co., Ltd.	44,000	24,133
First Financial Holding Co., Ltd.*	39,000	23,796
Grupo Financiero Banorte SAB de CV - Class O	4,891	26,229
Hana Financial Group, Inc.	680	21,742
HDFC Bank Ltd. ADR	749	25,399
Hua Nan Financial Holdings Co., Ltd.	42,000	23,806
Industrial & Commercial Bank of China - Class H	36,000	20,661
Industrial Bank of Korea	2,120	23,063
Kasikornbank PCL	4,800	26,997
KB Financial Group, Inc. ADR	710	22,244
Komercni Banka AS	144	24,478
Korea Exchange Bank*	3,150	23,403
Krung Thai Bank PCL	45,800	23,868
Malayan Banking BHD	8,000	22,393
Mega Financial Holding Co., Ltd.	32,000	25,980
Nedbank Group Ltd.	1,116	24,537
OTP Bank PLC	1,531	23,689
Powszechna Kasa Oszczednosci Bank Polski SA	2,455	23,940
Shinhan Financial Group Co., Ltd. ADR	339	21,543
Siam Commercial Bank PCL	5,200	26,603
Standard Bank Group Ltd.	1,638	22,732
State Bank of India GDR	295	22,804
Taishin Financial Holding Co., Ltd.*	58,000	23,593
Turkiye Garanti Bankasi AS	6,804	26,591
Turkiye Halk Bankasi AS	3,500	30,092
Turkiye Is Bankasi	10,555	30,997
Turkiye Vakiflar Bankasi Tao	13,298	27,915
VTB Bank OJSC GDR	6,709	21,938
Woori Finance Holdings Co., Ltd.	2,390	23,570
Yapi ve Kredi Bankasi AS*	13,342	27,635

Total Commercial Banks		1,405,890

Communications Equipment 0.1%
ZTE Corp. - Class H	11,000	14,669

Total Communications Equipment		14,669

Computers & Peripherals 1.9%
Acer, Inc.*	21,000	19,325
Asustek Computer, Inc.*	3,100	28,785
Catcher Technology Co., Ltd.	4,000	19,338
Compal Electronics, Inc.	21,000	19,745
Foxconn Technology Co., Ltd.	6,000	21,305
Lenovo Group Ltd.	26,000	18,041
Lite-On Technology Corp.	18,000	22,656
Pegatron Corp.	16,000	20,965
Quanta Computer, Inc.	9,000	23,526
Simplo Technology Co., Ltd.	4,400	24,940
Wistron Corp.	16,800	18,120

Total Computers & Peripherals		236,746

Construction & Engineering 2.6%
Aveng Ltd.	4,907	21,503
China Communications Construction Co., Ltd. - Class H	23,000	20,260
China Railway Construction Corp., Ltd. - Class H	28,000	24,520
China Railway Group Ltd. - Class H	57,000	24,995
CTCI Corp.	11,249	20,966

	Shares	Market Value
Daelim Industrial Co., Ltd.	259	$20,067
Daewoo Engineering & Construction Co., Ltd.*	2,990	22,558
Doosan Heavy Industries and Construction Co., Ltd.	482	25,877
GS Engineering & Construction Corp.	323	19,855
Hyundai Development Co.	1,080	19,534
Hyundai Engineering & Construction Co., Ltd.	375	19,768
IJM Corp. BHD	13,200	21,849
Larsen & Toubro Ltd. GDR	1,044	25,265
Orascom Construction Industries GDR	510	21,695
Samsung Engineering Co., Ltd.	136	21,953

Total Construction & Engineering		330,665

Construction Materials 1.8%
Anhui Conch Cement Co., Ltd. - Class H	7,500	19,781
Asia Cement Corp.	18,500	23,470
BBMG Corp. - Class H	27,000	16,854
Cemex SAB de CV ADR*	3,926	27,325
China National Building Material Co., Ltd. - Class H	18,000	17,620
China Resources Cement Holdings Ltd.	30,000	15,825
China Shanshui Cement Group Ltd.	28,000	15,925
Indocement Tunggal Prakarsa Tbk PT	11,500	26,122
Semen Gresik Persero Tbk PT	18,500	25,312
Siam Cement PCL	2,000	22,180
Taiwan Cement Corp.	19,000	22,109

Total Construction Materials		232,523

Consumer Finance 0.2%
Samsung Card Co.	800	23,668

Total Consumer Finance		23,668

Distributors 0.4%
Dah Chong Hong Holdings Ltd.	23,000	19,786
Imperial Holdings Ltd.	1,140	26,255

Total Distributors		46,041

Diversified Financial Services 1.3%
African Bank Investments Ltd.	5,170	22,971
AMMB Holdings BHD	11,200	22,976
FirstRand Ltd.	7,358	24,756
Fubon Financial Holding Co., Ltd.	23,000	24,156
Haci Omer Sabanci Holding AS	5,724	25,182
Remgro Ltd.	1,423	24,405
RMB Holdings Ltd.	5,676	25,336

Total Diversified Financial Services		169,782

Diversified Telecommunication Services 2.3%
China Telecom Corp., Ltd. - Class H	46,000	23,968
China Unicom Hong Kong Ltd. ADR	1,559	22,777
Chunghwa Telecom Co., Ltd. ADR	721	21,392
KT Corp. ADR	1,866	26,590
LG Uplus Corp.	4,860	28,370
Oi SA ADR	1,786	26,522
Telefonica Brasil SA ADR	905	21,132
Telefonica Czech Republic AS	1,192	22,520
Telekom Malaysia BHD	12,800	23,109
Telekomunikacja Polska SA	4,839	22,868
Telekomunikasi Indonesia Tbk PT ADR	678	26,327
Turk Telekomunikasyon AS	6,238	24,170

Total Diversified Telecommunication Services		289,745

Electric Utilities 1.8%
Centrais Eletricas Brasileiras SA ADR	3,448	23,550
CEZ AS	614	20,666

2

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Cia Energetica de Minas Gerais ADR	1,268	$24,105
Cia Paranaense de Energia ADR	1,092	22,124
CPFL Energia SA ADR	917	21,219
Enersis SA ADR	1,248	20,654
Federal Hydrogenerating Co. JSC ADR	9,176	22,481
Korea Electric Power Corp. ADR*	2,312	25,548
PGE SA	4,313	24,070
Tenaga Nasional BHD	10,800	23,294

Total Electric Utilities		227,711

Electrical Equipment 0.8%
Dongfang Electric Corp., Ltd. - Class H	9,400	13,699
LS Corp.	323	25,368
LS Industrial Systems Co., Ltd.	466	27,079
Shanghai Electric Group Co., Ltd. - Class H	48,000	18,077
Zhuzhou CSR Times Electric Co., Ltd. - Class H	8,000	19,088

Total Electrical Equipment		103,311

Electronic Equipment, Instruments & Components 2.9%
AU Optronics Corp. ADR*	5,238	15,662
Cheng Uei Precision Industry Co., Ltd.	11,260	20,648
Chimei Innolux Corp.*	50,000	15,921
Delta Electronics, Inc.	8,000	27,073
E Ink Holdings, Inc.*	21,000	20,445
Everlight Electronics Co., Ltd.*	12,000	18,885
Hon Hai Precision Industry Co., Ltd. GDR*	3,675	20,360
LG Display Co., Ltd. ADR*	2,443	26,116
LG Innotek Co., Ltd.*	323	25,254
Nan Ya Printed Circuit Board Corp.	13,000	19,808
Samsung Electro-Mechanics Co., Ltd.	251	23,532
Samsung SDI Co., Ltd.	167	21,048
Synnex Technology International Corp.	10,000	21,839
Tripod Technology Corp.	8,000	18,191
Unimicron Technology Corp.	20,000	22,472
Wintek Corp.	35,498	15,564
WPG Holdings Ltd.	18,350	19,517
Zhen Ding Technology Holding Ltd.*	6,741	20,318

Total Electronic Equipment, Instruments & Components		372,653

Energy Equipment & Services 0.4%
Bumi Armada BHD*	17,200	21,545
China Oilfield Services Ltd. - Class H	16,000	24,721

Total Energy Equipment & Services		46,266

Food & Staples Retailing 2.4%
BIM Birlesik Magazalar AS	550	23,951
Cencosud SA	4,050	23,163
China Resources Enterprise Ltd.	8,000	22,183
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	558	22,817
CP ALL PCL	19,560	21,133
E-Mart Co., Ltd.	96	22,331
Eurocash SA	2,037	23,959
Magnit OJSC GDR	873	28,276
Massmart Holdings Ltd.	1,136	24,015
President Chain Store Corp.	4,000	20,939
Shoprite Holdings Ltd.	1,371	27,111
Sun Art Retail Group Ltd.	18,000	21,311
Wal-Mart de Mexico SAB de CV - Series V	8,415	23,872

Total Food & Staples Retailing		305,061

	Shares	Market Value
Food Products 2.5%
Charoen Pokphand Foods PCL	18,346	$19,384
China Mengniu Dairy Co., Ltd.	8,000	23,834
China Yurun Food Group Ltd.	21,000	12,621
CJ CheilJedang Corp.	80	19,635
Indofood Sukses Makmur Tbk PT	43,000	24,533
IOI Corp. BHD	13,200	22,524
Kuala Lumpur Kepong BHD	3,200	24,295
Orion Corp.	28	22,214
Standard Foods Corp.	9,920	26,526
Tiger Brands Ltd.	769	24,925
Tingyi Cayman Islands Holding Corp.	10,000	24,814
Uni-President China Holdings Ltd.	25,451	24,258
Uni-President Enterprises Corp.	14,200	23,862
Want Want China Holdings Ltd.	19,000	23,083

Total Food Products		316,508

Gas Utilities 0.8%
China Gas Holdings Ltd.	46,000	24,324
ENN Energy Holdings Ltd.	8,000	30,695
Korea Gas Corp.	640	25,133
Perusahaan Gas Negara PT	55,000	22,082

Total Gas Utilities		102,234

Health Care Equipment & Supplies 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	24,000	26,774

Total Health Care Equipment & Supplies		26,774

Health Care Providers & Services 0.4%
Life Healthcare Group Holdings Ltd.	6,521	26,632
Sinopharm Group Co. - Class H	9,600	28,229

Total Health Care Providers & Services		54,861

Hotels, Restaurants & Leisure 0.5%
Genting BHD	6,800	20,577
Genting Malaysia BHD	18,000	19,383
Kangwon Land, Inc.	1,040	21,433

Total Hotels, Restaurants & Leisure		61,393

Household Durables 0.7%
Haier Electronics Group Co., Ltd.*	18,922	21,939
LG Electronics, Inc.	383	21,138
Steinhoff International Holdings Ltd.*	7,091	21,234
Woongjin Coway Co., Ltd.	760	23,796

Total Household Durables		88,107

Household Products 0.2%
LG Household & Health Care Ltd.	44	22,688

Total Household Products		22,688

Independent Power Producers & Energy Traders 0.8%
China Longyuan Power Group Corp. - Class H	35,000	22,570
China Resources Power Holdings Co., Ltd.	14,000	29,540
Empresa Nacional de Electricidad SA ADR	462	23,095
Huaneng Power International, Inc. - Class H	36,000	26,233

Total Independent Power Producers & Energy Traders		101,438

Industrial Conglomerates 3.0%
Alfa SAB de CV - Class A	1,730	27,858
Beijing Enterprises Holdings Ltd.	4,000	26,052
Bidvest Group Ltd.	1,044	25,220

3

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Citic Pacific Ltd.	14,000	$20,295
CJ Corp.	327	21,171
DMCI Holdings, Inc.	16,700	23,443
Doosan Corp.	199	23,321
Empresas COPEC SA	1,642	23,861
Far Eastern New Century Corp.	21,000	23,561
KOC Holding AS	7,002	27,365
LG Corp.	470	24,318
Samsung Techwin Co., Ltd.	347	22,404
Shanghai Industrial Holdings Ltd.	8,000	21,925
Sime Darby BHD	7,200	22,616
SK Holdings Co., Ltd.	211	28,926
SM Investments Corp.	1,400	25,153

Total Industrial Conglomerates		387,489

Insurance 2.6%
Cathay Financial Holding Co., Ltd.	23,000	22,776
China Life Insurance Co., Ltd.*	24,375	23,731
China Life Insurance Co., Ltd. - Class H	9,000	24,898
China Pacific Insurance Group Co., Ltd. - Class H	7,400	23,526
Dongbu Insurance Co., Ltd.	563	20,914
Hyundai Marine & Fire Insurance Co., Ltd.	880	21,832
Korea Life Insurance Co., Ltd.	4,270	24,624
PICC Property & Casualty Co., Ltd. - Class H	20,000	22,415
Ping An Insurance Group Co., Ltd. - Class H	3,000	23,544
Powszechny Zaklad Ubezpieczen SA	259	27,510
Samsung Fire & Marine Insurance Co., Ltd.	124	23,251
Samsung Life Insurance Co., Ltd.	275	22,572
Sanlam Ltd.	5,601	24,244
Shin Kong Financial Holding Co., Ltd.*	77,000	23,491

Total Insurance		329,328

Internet Software & Services 0.4%
NHN Corp.	108	26,269
Tencent Holdings Ltd.	800	23,916

Total Internet Software & Services		50,185

IT Services 0.4%
SK C&C Co., Ltd.	283	25,030
Wipro Ltd. ADR	2,527	19,736

Total IT Services		44,766

Machinery 2.1%
Airtac International Group	3,724	18,873
China Rongsheng Heavy Industry Group Holdings Co., Ltd.	83,000	11,454
CSR Corp., Ltd. - Class H	28,000	20,620
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	960	21,227
Doosan Infracore Co., Ltd.*	1,320	21,190
Hiwin Technologies Corp.*	3,000	27,757
Hyundai Heavy Industries Co., Ltd.	96	20,548
Hyundai Mipo Dockyard	219	22,953
Lonking Holdings Ltd.	69,000	12,726
Samsung Heavy Industries Co., Ltd.	680	23,546
Sany Heavy Equipment International Holdings Co., Ltd.	36,000	18,108
United Tractors Tbk PT	8,500	18,859
Weichai Power Co., Ltd. - Class H*	5,000	15,186

	Shares	Market Value
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	14,800	$16,568

Total Machinery		269,615

Marine 1.0%
China COSCO Holdings Co., Ltd. - Class H*	45,000	18,688
China Shipping Container Lines Co., Ltd. - Class H*	88,000	21,564
China Shipping Development Co., Ltd. - Class H	40,000	16,457
Evergreen Marine Corp. Taiwan Ltd.	43,499	23,931
STX Pan Ocean Co., Ltd.	5,860	20,291
Yang Ming Marine Transport Corp.	53,000	21,735

Total Marine		122,666

Media 0.6%
BEC World PCL	13,530	24,184
Grupo Televisa SA ADR	1,132	25,798
Naspers Ltd. - Class N	415	22,728

Total Media		72,710

Metals & Mining 6.4%
African Rainbow Minerals Ltd.	1,132	21,463
Aluminum Corp. of China Ltd. ADR*	2,021	20,675
Angang Steel Co., Ltd. - Class H*	36,000	18,572
Anglo American Platinum Ltd.	391	20,228
AngloGold Ashanti Ltd. ADR	610	20,746
ArcelorMittal South Africa Ltd.	3,532	19,218
Assore Ltd.	678	24,428
CAP SA	638	22,980
China Steel Corp.	24,360	21,645
Cia de Minas Buenaventura SA ADR	566	20,614
Cia Siderurgica Nacional SA ADR	3,352	17,363
Dongkuk Steel Mill Co., Ltd.	1,590	20,884
Eregli Demir ve Celik Fabrikalari TAS	19,624	21,583
Gerdau SA ADR	2,750	25,025
Gold Fields Ltd. ADR	1,626	20,975
Grupo Mexico SAB de CV - Series B	8,215	23,063
Harmony Gold Mining Co., Ltd. ADR	2,228	21,879
Hyundai Hysco Co., Ltd.	720	27,988
Hyundai Steel Co.	295	21,917
Impala Platinum Holdings Ltd.	1,449	22,930
Industrias Penoles SAB de CV	570	23,523
Jiangxi Copper Co., Ltd. - Class H	10,000	22,080
KGHM Polska Miedz SA	618	23,494
Korea Zinc Co., Ltd.	72	24,454
Koza Altin Isletmeleri AS	1,228	24,339
Kumba Iron Ore Ltd.	359	22,510
Mechel ADR	3,918	25,389
MMC Norilsk Nickel OJSC ADR	1,463	22,603
Novolipetsk Steel OJSC GDR	1,295	21,562
POSCO ADR	287	22,825
Severstal OAO GDR	1,889	21,157
Shougang Fushan Resources Group Ltd.	62,000	16,872
Southern Copper Corp.	757	24,436
Sterlite Industries (India) Ltd. ADR	3,229	24,799
Vale SA ADR	1,184	21,371
Zhaojin Mining Industry Co., Ltd. - Class H	18,000	22,634
Zijin Mining Group Co., Ltd. - Class H	56,000	17,984

Total Metals & Mining		816,208

Multiline Retail 1.5%
Far Eastern Department Stores Co., Ltd.	23,000	24,309
Golden Eagle Retail Group Ltd.	10,000	18,082

4

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Hyundai Department Store Co., Ltd.	179	$20,186
Intime Department Store Group Co., Ltd.	20,500	19,274
Lotte Shopping Co., Ltd.	84	21,546
Parkson Retail Group Ltd.	21,500	19,382
S.A.C.I. Falabella	2,483	24,227
Shinsegae Co., Ltd.	112	20,654
Woolworths Holdings Ltd.	3,879	25,403

Total Multiline Retail		193,063

Oil, Gas & Consumable Fuels 6.0%
Adaro Energy Tbk PT	129,500	19,976
Banpu PCL	1,380	17,541
Bumi Resources Tbk PT	127,000	13,955
China Coal Energy Co., Ltd. - Class H	23,000	21,209
China Petroleum & Chemical Corp. - Class H	24,000	21,791
China Shenhua Energy Co., Ltd. - Class H	6,000	22,518
CNOOC Ltd. ADR	120	24,036
Ecopetrol SA ADR	371	21,232
Exxaro Resources Ltd.	989	20,301
Formosa Petrochemical Corp.	8,000	23,206
Gazprom OAO ADR	2,416	22,360
GS Holdings	462	23,496
Indo Tambangraya Megah Tbk PT	6,000	22,536
IRPC PCL	191,690	22,050
Kunlun Energy Co., Ltd.	14,000	22,678
Lukoil OAO ADR	419	23,673
MOL Hungarian Oil and Gas PLC	359	26,056
NovaTek OAO GDR	235	26,578
PetroChina Co., Ltd. - Class H	18,000	22,565
Petroleo Brasileiro SA ADR	1,140	22,378
Polski Koncern Naftowy Orlen SA*	2,260	24,276
Polskie Gornictwo Naftowe i Gazownictwo SA*	20,752	25,218
PTT Exploration & Production PCL	4,340	20,962
PTT PCL	2,400	24,862
Rosneft Oil Co. GDR	3,520	21,190
S-Oil Corp.	275	23,399
Sasol Ltd. ADR	518	21,492
SK Innovation Co., Ltd.	179	24,619
Surgutneftegas OJSC ADR	2,798	23,475
Tatneft ADR	694	26,122
Thai Oil PCL	12,740	23,885
Tupras Turkiye Petrol Rafinerileri AS	1,148	25,381
Ultrapar Participacoes SA ADR	1,100	25,751
Yanzhou Coal Mining Co., Ltd. - Class H	12,000	17,860

Total Oil, Gas & Consumable Fuels		768,627

Paper & Forest Products 0.7%
Empresas CMPC SA	6,015	22,639
Fibria Celulose SA ADR*	3,372	25,931
Nine Dragons Paper Holdings Ltd.	34,000	16,005
Sappi Ltd.*	6,697	20,258

Total Paper & Forest Products		84,833

Personal Products 0.4%
Amorepacific Corp.	24	21,736
Hengan International Group Co., Ltd.	2,500	23,731

Total Personal Products		45,467

Pharmaceuticals 0.5%
Aspen Pharmacare Holdings Ltd.	1,614	28,517
Celltrion, Inc.	797	19,843
Dr. Reddy’s Laboratories Ltd. ADR	729	21,156

Total Pharmaceuticals		69,516

	Shares	Market Value
Real Estate Investment Trusts (REITs) 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	19,624	$26,185

Total Real Estate Investment Trusts (REITs)		26,185

Real Estate Management & Development 2.5%
Agile Property Holdings Ltd.	18,000	21,427
China Overseas Land & Investment Ltd.	10,000	23,654
China Resources Land Ltd.	12,000	24,360
Country Garden Holdings Co., Ltd.*	57,750	21,898
Evergrande Real Estate Group Ltd.	40,000	18,675
Growthpoint Properties Ltd.	9,108	28,172
Guangzhou R&F Properties Co., Ltd. - Class H	15,600	19,898
Highwealth Construction Corp.*	14,000	21,822
Longfor Properties Co., Ltd.	14,000	20,656
Poly Hong Kong Investments Ltd.*	44,000	23,096
Ruentex Development Co., Ltd.	16,000	27,207
Shimao Property Holdings Ltd.	16,000	22,988
Soho China Ltd.	31,000	23,069
UEM Land Holdings BHD*	34,700	22,065

Total Real Estate Management & Development		318,987

Semiconductors & Semiconductor Equipment 3.4%
Advanced Semiconductor Engineering, Inc.	24,000	18,685
Epistar Corp.	10,000	18,738
GCL-Poly Energy Holdings Ltd.	92,000	13,645
Hynix Semiconductor, Inc.*	1,120	21,496
Kinsus Interconnect Technology Corp.	8,000	22,512
Macronix International	76,810	19,028
MediaTek, Inc.	3,000	25,506
Motech Industries, Inc.*	14,499	15,784
MStar Semiconductor, Inc.	4,000	25,540
Novatek Microelectronics Corp.	8,000	23,366
Phison Electronics Corp.	4,000	32,675
Powertech Technology, Inc.*	11,000	22,189
Radiant Opto-Electronics Corp.*	4,969	19,550
Realtek Semiconductor Corp.	12,000	20,845
Richtek Technology Corp.	4,000	22,272
Samsung Electronics Co., Ltd. GDR	44	25,366
Siliconware Precision Industries Co. ADR	4,114	22,339
Sino-American Silicon Products, Inc.	12,000	14,904
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,571	21,947
United Microelectronics Corp. ADR	9,603	20,838

Total Semiconductors & Semiconductor Equipment		427,225

Software 0.2%
NCSoft Corp.	104	20,605

Total Software		20,605

Specialty Retail 1.3%
Belle International Holdings Ltd.	14,000	25,929
China ZhengTong Auto Services Holdings Ltd.*	33,000	15,747
Foschini Group Ltd.(The)	1,579	27,390
GOME Electrical Appliances Holdings Ltd.	140,000	11,556
Hengdeli Holdings Ltd.	72,000	20,058
Mr Price Group Ltd.	1,842	27,633
Truworths International Ltd.	2,276	28,619
Zhongsheng Group Holdings Ltd.	13,000	13,899

Total Specialty Retail		170,831

5

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Textiles, Apparel & Luxury Goods 0.5%
Anta Sports Products Ltd.	27,000	$15,148
Indorama Ventures PCL	24,710	23,359
Ruentex Industries Ltd.	13,000	25,573

Total Textiles, Apparel & Luxury Goods		64,080

Tobacco 0.4%
Gudang Garam Tbk PT	4,000	23,814
KT&G Corp.	335	24,682

Total Tobacco		48,496

Trading Companies & Distributors 0.8%
Barloworld Ltd.	2,260	22,971
Daewoo International Corp.	880	28,020
Samsung C&T Corp.	371	21,099
SK Networks Co., Ltd.	3,070	24,167

Total Trading Companies & Distributors		96,257

Transportation Infrastructure 0.6%
China Merchants Holdings International Co., Ltd.	8,000	24,917
COSCO Pacific Ltd.	18,000	24,886
Jasa Marga Persero Tbk PT	41,217	24,822

Total Transportation Infrastructure		74,625

Water Utilities 0.6%
Aguas Andinas SA	38,343	25,472
Cia de Saneamento Basico do Estado de Sao Paulo ADR	315	26,586
Guangdong Investment Ltd.	34,000	24,556

Total Water Utilities		76,614

Wireless Telecommunication Services 3.4%
Advanced Info Service PCL	4,010	25,485
America Movil SAB de CV ADR - Series L	905	24,154
Axiata Group BHD	13,200	24,717
China Mobile Ltd. ADR	427	24,817
DiGi.Com BHD	17,600	24,970
ENTEL Chile SA	1,272	25,067
Far EasTone Telecommunications Co., Ltd.	10,000	25,206
Maxis BHD	11,200	22,940
Mobile Telesystems OJSC ADR	1,295	24,540
MTN Group Ltd.	1,391	25,226
Orascom Telecom Holding SAE GDR*	8,582	22,210
Philippine Long Distance Telephone Co. ADR	415	27,100
Sistema JSFC GDR	1,236	25,635
SK Telecom Co., Ltd. ADR	1,885	26,145
Taiwan Mobile Co., Ltd.	7,000	23,106
Tim Participacoes SA ADR	897	18,972
Turkcell Iletisim Hizmetleri AS ADR*	1,969	27,192
Vodacom Group Ltd.	1,846	21,572

Total Wireless Telecommunication Services		439,054

Total Common Stocks (Cost $12,510,358)		11,118,727

EXCHANGE TRADED FUNDS 11.9%

iShares MSCI Brazil Index Fund	11,560	606,322
WisdomTree India Earnings Fund	54,211	901,529

Total Exchange Traded Funds (Cost $2,022,373)		1,507,851

	Shares	Market Value
SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	56,008	$56,008

Total Short Term Investments (Cost $56,008)		56,008

Total Investments 99.7%(a) (Cost $14,588,739)		12,682,586

Other Assets and Liabilities, net – 0.3%		41,762

Net Assets – 100.0%		$12,724,348

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

ADR - American Depositary Receipt

GDR - Global Depository Receipt

PLC – Public Limited Company

INVESTMENT CONCENTRATION

At July 31, 2012, the investment diversification of the Fund was as follows:

COUNTRY	% OF TOTAL INVESTMENTS
South Korea	15.44%
Taiwan	15.01%
United States	12.52%
China	8.48%
South Africa	6.32%
Cayman Islands	3.87%
Turkey	3.59%
Hong Kong	3.21%
Thailand	3.14%
Brazil	3.08%
Russia	3.02%
Indonesia	2.94%
Malaysia	2.67%
Mexico	2.41%
Chile	2.39%
Poland	1.73%
Slovakia	1.62%
Switzerland	1.49%
Bermuda	1.36%
India	1.10%
Saudi Arabia	0.99%
Philippines	0.78%
Morocco	0.54%
Czech Republic	0.53%
Belize	0.53%
Hungary	0.39%
Egypt	0.35%
Colombia	0.34%
Peru	0.16%

Total Investments	100.00%

6

GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Auto Components 3.6%
BorgWarner, Inc.*	8,396	$563,372
Goodyear Tire & Rubber Co.(The)*	54,521	624,265
Johnson Controls, Inc.	19,414	478,555

Total Auto Components		1,666,192

Automobiles 2.2%
Ford Motor Co.	53,652	495,745
Harley-Davidson, Inc.	11,754	508,125

Total Automobiles		1,003,870

Distributors 1.3%
Genuine Parts Co.	9,284	594,454

Total Distributors		594,454

Diversified Consumer Services 3.1%
Apollo Group, Inc. - Class A*	16,350	444,720
DeVry, Inc.	19,679	386,299
H&R Block, Inc.	37,018	597,100

Total Diversified Consumer Services		1,428,119

Hotels, Restaurants & Leisure 12.8%
Carnival Corp.	17,315	576,243
Chipotle Mexican Grill, Inc.*	1,404	410,431
Darden Restaurants, Inc.	11,433	585,141
International Game Technology	41,324	467,788
Marriott International, Inc. - Class A	15,129	550,998
McDonald’s Corp.	6,516	582,270
Starbucks Corp.	10,671	483,183
Starwood Hotels & Resorts Worldwide, Inc.	10,981	594,621
Wyndham Worldwide Corp.	11,273	586,760
Wynn Resorts Ltd.	5,487	514,406
Yum! Brands, Inc.	8,853	574,029

Total Hotels, Restaurants & Leisure		5,925,870

Household Durables 9.5%
DR Horton, Inc.	35,812	631,365
Harman International Industries, Inc.	14,266	575,633
Leggett & Platt, Inc.	27,443	636,129
Lennar Corp. - Class A	21,541	629,213
Newell Rubbermaid, Inc.	31,790	561,093
Pulte Homes, Inc.*	63,689	719,686
Whirlpool Corp.	9,403	635,267

Total Household Durables		4,388,386

Internet & Catalog Retail 6.2%
Amazon.com, Inc.*	2,617	610,546
Expedia, Inc.	11,954	681,258
Netflix, Inc.*	8,714	495,391
priceline.com, Inc.*	886	586,302
TripAdvisor, Inc.*	13,294	497,329

Total Internet & Catalog Retail		2,870,826

Leisure Equipment & Products 2.6%
Hasbro, Inc.	16,577	593,788
Mattel, Inc.	18,048	634,748

Total Leisure Equipment & Products		1,228,536

Media 21.0%
Cablevision Systems Corp. - Class A	49,517	759,591
CBS Corp. - Class B	17,738	593,513
Comcast Corp. - Class A	18,894	615,000

	Shares	Market Value
DIRECTV - Class A*	12,968	$643,991
Discovery Communications, Inc. - Class A*	11,209	567,512
Gannett Co., Inc.	44,960	634,386
Interpublic Group of Cos., Inc.(The)	52,759	520,731
McGraw-Hill Cos., Inc.(The)	13,143	617,195
News Corp. - Class A	29,419	677,225
Omnicom Group, Inc.	11,899	597,092
Scripps Networks Interactive, Inc. - Class A	10,138	545,931
Time Warner Cable, Inc.	7,518	638,504
Time Warner, Inc.	16,234	635,074
Viacom, Inc. - Class B	12,005	560,754
Walt Disney Co.(The)	12,368	607,764
Washington Post Co.(The) - Class B	1,569	531,106

Total Media		9,745,369

Multiline Retail 11.1%
Big Lots, Inc.*	14,828	600,682
Dollar Tree, Inc.*	10,718	539,544
Family Dollar Stores, Inc.	8,218	543,045
J.C. Penney Co., Inc.	22,713	511,270
Kohl’s Corp.	12,689	630,897
Macy’s, Inc.	15,371	550,897
Nordstrom, Inc.	11,727	634,900
Sears Holdings Corp.*	10,940	541,421
Target Corp.	9,659	585,818

Total Multiline Retail		5,138,474

Specialty Retail 20.8%
Abercrombie & Fitch Co. - Class A	17,784	601,099
AutoNation, Inc.*	15,366	605,881
AutoZone, Inc.*	1,481	555,716
Bed Bath & Beyond, Inc.*	8,075	492,171
Best Buy Co., Inc.	28,625	517,826
CarMax, Inc.*	20,318	565,450
GameStop Corp. - Class A	30,053	481,449
Gap, Inc.(The)	21,796	642,764
Home Depot, Inc.	10,925	570,067
Limited Brands, Inc.	13,363	635,411
Lowe’s Cos., Inc.	20,483	519,654
O’Reilly Automotive, Inc.*	5,830	499,864
Ross Stores, Inc.	8,867	589,123
Staples, Inc.	44,472	566,573
Tiffany & Co.	10,345	568,251
TJX Cos., Inc.	13,794	610,798
Urban Outfitters, Inc.*	20,692	632,141

Total Specialty Retail		9,654,238

Textiles, Apparel & Luxury Goods 5.7%
Coach, Inc.	8,936	440,813
Fossil, Inc.*	7,510	538,392
NIKE, Inc. - Class B	5,265	491,488
Ralph Lauren Corp.	3,943	569,133
V.F. Corp.	4,095	611,383

Total Textiles, Apparel & Luxury Goods		2,651,209

Total Common Stocks (Cost $47,881,003)		46,295,543

GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	60,917	$60,917

Total Short Term Investments (Cost $60,917)		60,917

Total Investments 100.0%(a) (Cost $47,941,920)		46,356,460

Other Assets and Liabilities, net – 0.0%(b)		4,393

Net Assets – 100.0%		$46,360,853

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

2

GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.6%

Beverages 23.3%
Beam, Inc.	19,508	$1,226,663
Brown-Forman Corp. - Class B	13,396	1,253,330
Coca-Cola Co.(The)	15,882	1,283,265
Coca-Cola Enterprises, Inc.	44,359	1,300,606
Constellation Brands, Inc. - Class A*	62,405	1,760,445
Dr Pepper Snapple Group, Inc.	28,024	1,277,334
Molson Coors Brewing Co. - Class B	30,659	1,297,489
Monster Beverage Corp.*	15,993	1,063,055
PepsiCo, Inc.	17,496	1,272,484

Total Beverages		11,734,671

Food & Staples Retailing 19.6%
Costco Wholesale Corp.	13,468	1,295,352
CVS Caremark Corp.	26,620	1,204,555
Kroger Co.(The)	55,401	1,228,240
Safeway, Inc.	65,589	1,019,909
Sysco Corp.	41,492	1,219,450
Wal-Mart Stores, Inc.	17,518	1,303,865
Walgreen Co.	38,349	1,394,370
Whole Foods Market, Inc.	13,139	1,205,897

Total Food & Staples Retailing		9,871,638

Food Products 31.9%
Archer-Daniels-Midland Co.	37,519	978,871
Campbell Soup Co.	37,674	1,247,386
ConAgra Foods, Inc.	47,533	1,173,590
Dean Foods Co.*	74,595	922,740
General Mills, Inc.	31,285	1,210,730
H.J. Heinz Co.	22,300	1,231,183
Hershey Co.(The)	17,687	1,268,865
Hormel Foods Corp.	40,154	1,120,698
J.M. Smucker Co.(The)	15,774	1,211,443
Kellogg Co.	24,575	1,172,228
Kraft Foods, Inc. - Class A	31,250	1,240,938
McCormick & Co., Inc.	21,416	1,303,806
Mead Johnson Nutrition Co.	14,669	1,070,250
Tyson Foods, Inc. - Class A	62,734	941,637

Total Food Products		16,094,365

Household Products 9.9%
Clorox Co.(The)	16,641	1,209,967
Colgate-Palmolive Co.	11,931	1,280,912
Kimberly-Clark Corp.	14,716	1,278,968
Procter & Gamble Co.(The)	19,043	1,229,035

Total Household Products		4,998,882

Personal Products 4.6%
Avon Products, Inc.	75,208	1,164,972
Estee Lauder Cos., Inc.(The) - Class A	21,725	1,137,955

Total Personal Products		2,302,927

Tobacco 10.3%
Altria Group, Inc.	36,311	1,306,107
Lorillard, Inc.	9,704	1,248,322
Philip Morris International, Inc.	14,233	1,301,465
Reynolds American, Inc.	29,058	1,344,514

Total Tobacco		5,200,408

Total Common Stocks (Cost $45,828,121)		50,202,891

	Shares	Market Value
SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	132,920	$132,920

Total Short Term Investments (Cost $132,920)		132,920

Total Investments 99.9%(a) (Cost $45,961,041)		50,335,811

Other Assets and Liabilities, net – 0.1%		39,305

Net Assets – 100.0%		$50,375,116

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

GUGGENHEIM S&P 500 EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Energy Equipment & Services 26.9%
Baker Hughes, Inc.	12,673	$587,013
Cameron International Corp.*	10,821	543,972
Diamond Offshore Drilling, Inc.	8,276	541,416
Ensco PLC	9,085	493,588
FMC Technologies, Inc.*	12,231	551,863
Halliburton Co.	17,789	589,349
Helmerich & Payne, Inc.	10,791	501,781
Nabors Industries Ltd.*	37,202	514,876
National-Oilwell Varco, Inc.	7,468	539,936
Noble Corp.*	15,603	577,311
Rowan Cos. PLC - Class C	15,876	557,724
Schlumberger Ltd.	7,707	549,201

Total Energy Equipment & Services		6,548,030

Oil, Gas & Consumable Fuels 73.0%
Alpha Natural Resources, Inc.*	53,367	374,103
Anadarko Petroleum Corp.	7,791	541,007
Apache Corp.	5,996	516,376
Cabot Oil & Gas Corp.	15,076	636,056
Chesapeake Energy Corp.	27,090	509,834
Chevron Corp.	4,932	540,449
ConocoPhillips	9,216	501,719
CONSOL Energy, Inc.	17,607	510,251
Denbury Resources, Inc.*	33,158	501,349
Devon Energy Corp.	8,473	500,924
EOG Resources, Inc.	5,297	519,159
EQT Corp.	10,776	607,766
Exxon Mobil Corp.	6,153	534,388
Hess Corp.	11,121	524,466
Kinder Morgan, Inc.	15,774	564,867
Marathon Oil Corp.	19,870	525,959
Marathon Petroleum Corp.	13,312	629,658
Murphy Oil Corp.	10,860	582,748
Newfield Exploration Co.*	17,033	520,018
Noble Energy, Inc.	5,859	512,252
Occidental Petroleum Corp.	5,849	509,038
Peabody Energy Corp.	20,495	427,936
Phillips 66	15,486	582,274
Pioneer Natural Resources Co.	5,275	467,523
QEP Resources, Inc.	18,918	568,108
Range Resources Corp.	8,789	550,191
Southwestern Energy Co.*	18,361	610,503
Spectra Energy Corp.	17,886	548,921
Sunoco, Inc.	10,639	512,693
Tesoro Corp.*	22,186	613,443
Valero Energy Corp.	23,384	643,060
Williams Cos., Inc.(The)	16,936	538,395
WPX Energy, Inc.*	35,476	565,842

Total Oil, Gas & Consumable Fuels		17,791,276

Total Common Stocks (Cost $30,950,800)		24,339,306

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	10,472	10,472

Total Short Term Investments (Cost $10,472)		10,472

	Shares	Market Value
Total Investments 100.0%(a) (Cost $30,961,272)		$24,349,778

Other Assets and Liabilities, net – 0.0%(b)		8,828

Net Assets – 100.0%		$24,358,606

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

PLC – Public Limited Company

GUGGENHEIM S&P 500 EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.8%

Capital Markets 16.9%
Ameriprise Financial, Inc.	3,591	$185,726
Bank of New York Mellon Corp.(The)	8,502	180,923
BlackRock, Inc.	1,002	170,600
Charles Schwab Corp.(The)	14,170	178,967
E*Trade Financial Corp.*	21,281	162,374
Federated Investors, Inc. - Class B	8,671	174,374
Franklin Resources, Inc.	1,612	185,299
Goldman Sachs Group, Inc.(The)	1,844	186,060
Invesco Ltd.	7,637	169,007
Legg Mason, Inc.	6,809	166,957
Morgan Stanley	12,713	173,660
Northern Trust Corp.	4,028	182,871
State Street Corp.	4,134	166,931
T. Rowe Price Group, Inc.	2,964	180,063

Total Capital Markets		2,463,812

Commercial Banks 16.4%
BB&T Corp.	6,008	188,471
Comerica, Inc.	5,910	178,541
Fifth Third Bancorp	13,480	186,294
First Horizon National Corp.	21,896	180,204
Huntington Bancshares, Inc.	27,976	173,871
KeyCorp	23,942	191,057
M&T Bank Corp.	2,180	187,131
PNC Financial Services Group, Inc.	2,937	173,577
Regions Financial Corp.	28,340	197,246
SunTrust Banks, Inc.	7,858	185,842
US Bancorp	5,791	193,998
Wells Fargo & Co.	5,545	187,476
Zions Bancorp	9,473	172,409

Total Commercial Banks		2,396,117

Consumer Finance 5.1%
American Express Co.	3,120	180,055
Capital One Financial Corp.	3,314	187,208
Discover Financial Services	5,311	190,984
SLM Corp.	11,996	191,816

Total Consumer Finance		750,063

Diversified Financial Services 11.0%
Bank of America Corp.	23,054	169,216
Citigroup, Inc.	6,276	170,268
CME Group, Inc.	3,210	167,273
IntercontinentalExchange, Inc.*	1,363	178,853
JPMorgan Chase & Co.	5,175	186,300
Leucadia National Corp.	8,396	182,025
Moody’s Corp.	4,802	194,625
Nasdaq OMX Group, Inc.(The)	7,880	178,876
NYSE Euronext	7,085	180,526

Total Diversified Financial Services		1,607,962

Insurance 26.5%
ACE Ltd.	2,392	175,812
AFLAC, Inc.	4,288	187,729
Allstate Corp.(The)	5,080	174,244
American International Group, Inc.*	5,719	178,833
Aon PLC	3,725	183,270
Assurant, Inc.	5,131	185,794
Berkshire Hathaway, Inc. - Class B*	2,142	181,727
Chubb Corp.(The)	2,437	177,146
Cincinnati Financial Corp.	4,748	179,664
Genworth Financial, Inc. - Class A*	32,396	163,276

	Shares	Market Value
Hartford Financial Services Group, Inc.	10,151	$166,984
Lincoln National Corp.	8,308	166,575
Loews Corp.	4,371	173,048
Marsh & McLennan Cos., Inc.	5,450	180,995
MetLife, Inc.	5,859	180,281
Principal Financial Group, Inc.	7,025	179,770
Progressive Corp.(The)	7,958	157,091
Prudential Financial, Inc.	3,633	175,401
Torchmark Corp.	3,670	182,582
Travelers Cos., Inc.(The)	2,805	175,733
Unum Group	8,807	166,364
XL Group PLC	8,548	176,516

Total Insurance		3,868,835

Real Estate Investment Trusts (REITs) 20.3%
American Tower Corp.	2,629	190,103
Apartment Investment & Management Co. - Class A	6,415	175,963
AvalonBay Communities, Inc.	1,230	180,921
Boston Properties, Inc.	1,657	183,761
Equity Residential	2,816	178,281
HCP, Inc.	4,179	197,291
Health Care REIT, Inc.	3,115	193,846
Host Hotels & Resorts, Inc.	11,362	166,794
Kimco Realty Corp.	9,447	184,122
Plum Creek Timber Co., Inc.	4,665	189,352
ProLogis, Inc.	5,468	176,780
Public Storage	1,257	187,230
Simon Property Group, Inc.	1,157	185,687
Ventas, Inc.	2,990	201,078
Vornado Realty Trust	2,109	176,102
Weyerhaeuser Co.	8,523	199,012

Total Real Estate Investment Trusts (REITs)		2,966,323

Real Estate Management & Development 1.2%
CBRE Group, Inc.*	10,732	167,205

Total Real Estate Management & Development		167,205

Thrifts & Mortgage Finance 2.4%
Hudson City Bancorp, Inc.	28,857	183,242
People’s United Financial, Inc.	14,884	170,571

Total Thrifts & Mortgage Finance		353,813

Total Common Stocks (Cost $14,994,682)		14,574,130

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	31,200	31,200

Total Short Term Investments (Cost $31,200)		31,200

Total Investments 100.0%(a) (Cost $15,025,882)		14,605,330

Other Assets and Liabilities, net – 0.0%(b)		6,327

Net Assets – 100.0%		$14,611,657

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

PLC – Public Limited Company

GUGGENHEIM S&P 500 EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Biotechnology 10.5%
Alexion Pharmaceuticals, Inc.*	18,548	$1,944,758
Amgen, Inc.	24,893	2,056,162
Biogen Idec, Inc.*	12,842	1,872,749
Celgene Corp.*	26,358	1,804,468
Gilead Sciences, Inc.*	34,537	1,876,395

Total Biotechnology		9,554,532

Health Care Equipment & Supplies 26.6%
Baxter International, Inc.	33,867	1,981,558
Becton, Dickinson and Co.	23,399	1,771,538
Boston Scientific Corp.*	300,230	1,552,189
C.R. Bard, Inc.	17,215	1,674,331
CareFusion Corp.*	69,774	1,703,183
Covidien PLC	32,794	1,832,529
DENTSPLY International, Inc.	46,071	1,674,220
Edwards Lifesciences Corp.*	19,428	1,966,114
Intuitive Surgical, Inc.*	3,198	1,539,837
Medtronic, Inc.	45,924	1,810,324
St Jude Medical, Inc.	43,990	1,643,466
Stryker Corp.	33,414	1,738,531
Varian Medical Systems, Inc.*	28,824	1,573,214
Zimmer Holdings, Inc.	28,122	1,657,230

Total Health Care Equipment & Supplies		24,118,264

Health Care Providers & Services 27.6%
Aetna, Inc.	39,643	1,429,527
AmerisourceBergen Corp.	46,262	1,836,601
Cardinal Health, Inc.	40,913	1,762,941
CIGNA Corp.	38,205	1,538,897
Coventry Health Care, Inc.	52,830	1,760,824
DaVita, Inc.*	20,022	1,970,565
Express Scripts Holding Co.*	32,231	1,867,464
Humana, Inc.	21,593	1,330,129
Laboratory Corp. of America Holdings*	20,004	1,682,136
McKesson Corp.	19,391	1,759,346
Patterson Cos., Inc.	51,653	1,761,367
Quest Diagnostics, Inc.	30,925	1,806,948
Tenet Healthcare Corp.*	366,309	1,692,348
UnitedHealth Group, Inc.	29,556	1,510,016
WellPoint, Inc.	24,822	1,322,764

Total Health Care Providers & Services		25,031,873

Health Care Technology 1.7%
Cerner Corp.*	21,715	1,605,173

Total Health Care Technology		1,605,173

Life Sciences Tools & Services 9.6%
Agilent Technologies, Inc.	43,294	1,657,727
Life Technologies Corp.*	40,971	1,797,807
PerkinElmer, Inc.	65,883	1,683,311
Thermo Fisher Scientific, Inc.	33,700	1,876,079
Waters Corp.*	21,766	1,686,430

Total Life Sciences Tools & Services		8,701,354

Pharmaceuticals 23.9%
Abbott Laboratories	27,701	1,836,853
Allergan, Inc.	18,740	1,537,992
Bristol-Myers Squibb Co.	49,879	1,775,692
Eli Lilly & Co.	41,281	1,817,602
Forest Laboratories, Inc.*	48,037	1,611,641
Hospira, Inc.*	52,282	1,816,800
Johnson & Johnson, Inc.	27,222	1,884,307

	Shares	Market Value
Merck & Co., Inc.	44,571	$1,968,701
Mylan, Inc.*	79,553	1,832,106
Perrigo Co.	16,142	1,840,511
Pfizer, Inc.	77,429	1,861,393
Watson Pharmaceuticals, Inc.*	24,182	1,882,085

Total Pharmaceuticals		21,665,683

Total Common Stocks (Cost $92,675,011)		90,676,879

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	73,788	73,788

Total Short Term Investments (Cost $73,788)		73,788

Total Investments 100.0%(a) (Cost $92,748,799)		90,750,667

Other Assets and Liabilities, net – 0.0%(b)		5,358

Net Assets – 100.0%		$90,756,025

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.1% of net assets.

PLC – Public Limited Company

GUGGENHEIM S&P 500 EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Aerospace & Defense 18.5%
Boeing Co.(The)	5,068	$374,576
General Dynamics Corp.	5,533	351,014
Honeywell International, Inc.	6,330	367,456
L-3 Communications Holdings, Inc.	5,308	376,284
Lockheed Martin Corp.	4,255	379,844
Northrop Grumman Corp.	5,930	392,566
Precision Castparts Corp.	2,162	336,321
Raytheon Co.	6,871	381,203
Rockwell Collins, Inc.	7,044	356,215
Textron, Inc.	14,579	379,783
United Technologies Corp.	4,694	349,421

Total Aerospace & Defense		4,044,683

Air Freight & Logistics 6.2%
C.H. Robinson Worldwide, Inc.	6,119	323,389
Expeditors International of Washington, Inc.	9,004	320,272
FedEx Corp.	4,048	365,535
United Parcel Service, Inc. - Class B	4,625	349,696

Total Air Freight & Logistics		1,358,892

Airlines 1.6%
Southwest Airlines Co.	39,120	359,513

Total Airlines		359,513

Building Products 1.5%
Masco Corp.	26,254	315,836

Total Building Products		315,836

Commercial Services & Supplies 13.7%
Avery Dennison Corp.	12,515	385,337
Cintas Corp.	9,743	386,115
Iron Mountain, Inc.	10,831	348,866
Pitney Bowes, Inc.	24,821	331,609
R.R. Donnelley & Sons Co.	32,878	398,481
Republic Services, Inc.	13,481	390,005
Stericycle, Inc.*	4,049	375,950
Waste Management, Inc.	10,913	375,407

Total Commercial Services & Supplies		2,991,770

Construction & Engineering 5.0%
Fluor Corp.	7,303	362,083
Jacobs Engineering Group, Inc.*	9,725	375,093
Quanta Services, Inc.*	15,724	361,495

Total Construction & Engineering		1,098,671

Electrical Equipment 6.5%
Cooper Industries PLC	5,113	367,522
Emerson Electric Co.	7,592	362,670
Rockwell Automation, Inc.	5,072	341,650
Roper Industries, Inc.	3,539	351,954

Total Electrical Equipment		1,423,796

Industrial Conglomerates 6.8%
3M Co.	4,122	376,050
Danaher Corp.	6,881	363,386
General Electric Co.	18,460	383,045
Tyco International Ltd.	6,626	364,032

Total Industrial Conglomerates		1,486,513

Machinery 24.6%
Caterpillar, Inc.	4,046	340,714
Cummins, Inc.	3,661	351,090

	Shares	Market Value
Deere & Co.	4,769	$366,355
Dover Corp.	6,254	340,655
Eaton Corp.	8,595	376,805
Flowserve Corp.	3,372	404,573
Illinois Tool Works, Inc.	6,328	343,863
Ingersoll-Rand PLC	8,689	368,500
Joy Global, Inc.	6,098	316,730
PACCAR, Inc.	9,178	367,212
Pall Corp.	6,690	357,313
Parker Hannifin Corp.	4,361	350,275
Snap-on, Inc.	5,657	383,431
Stanley Black & Decker, Inc.	5,481	366,624
Xylem, Inc.	13,674	327,903

Total Machinery		5,362,043

Professional Services 5.1%
Dun & Bradstreet Corp.(The)	5,292	424,365
Equifax, Inc.	7,565	354,345
Robert Half International, Inc.	12,533	338,516

Total Professional Services		1,117,226

Road & Rail 6.9%
CSX Corp.	16,814	385,713
Norfolk Southern Corp.	5,334	394,983
Ryder System, Inc.	8,262	325,853
Union Pacific Corp.	3,204	392,843

Total Road & Rail		1,499,392

Trading Companies & Distributors 3.5%
Fastenal Co.	8,800	379,456
W.W. Grainger, Inc.	1,866	382,213

Total Trading Companies & Distributors		761,669

Total Common Stocks (Cost $23,174,628)		21,820,004

SHORT TERM INVESTMENTS 1.7%

SSgA Government Money Market Fund	367,742	367,742

Total Short Term Investments (Cost $367,742)		367,742

Total Investments 101.6%(a) (Cost $23,542,370)		22,187,746

Other Assets and Liabilities, net – (1.6)%		(343,526)

Net Assets – 100.0%		$21,844,220

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

PLC – Public Limited Company

GUGGENHEIM S&P 500 EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.8%

Chemicals 50.4%
Air Products & Chemicals, Inc.	13,169	$1,059,183
Airgas, Inc.	12,173	965,562
CF Industries Holdings, Inc.	6,149	1,203,728
Dow Chemical Co.(The)	32,655	939,811
Du Pont (E.I.) de Nemours & Co.	21,179	1,052,596
Eastman Chemical Co.	21,971	1,148,644
Ecolab, Inc.	15,759	1,031,426
FMC Corp.	20,188	1,104,284
International Flavors & Fragrances, Inc.	18,558	1,034,423
Monsanto Co.	13,206	1,130,698
Mosaic Co.(The)	21,625	1,256,629
PPG Industries, Inc.	10,113	1,106,969
Praxair, Inc.	9,898	1,027,016
Sherwin-Williams Co.(The)	7,979	1,071,979
Sigma-Aldrich Corp.	14,831	1,026,305

Total Chemicals		16,159,253

Construction Materials 3.7%
Vulcan Materials Co.	30,631	1,186,645

Total Construction Materials		1,186,645

Containers & Packaging 13.0%
Ball Corp.	25,478	1,058,866
Bemis Co., Inc.	33,032	1,015,734
Owens-Illinois, Inc.*	54,101	998,164
Sealed Air Corp.	67,082	1,086,728

Total Containers & Packaging		4,159,492

Metals & Mining 25.7%
Alcoa, Inc.	123,060	1,042,318
Allegheny Technologies, Inc.	34,605	1,039,188
Cliffs Natural Resources, Inc.	21,499	879,094
Freeport-McMoRan Copper & Gold, Inc.	30,993	1,043,534
Newmont Mining Corp.	20,854	927,377
Nucor Corp.	28,167	1,104,147
Titanium Metals Corp.	92,051	1,073,315
United States Steel Corp.	54,809	1,131,806

Total Metals & Mining		8,240,779

Paper & Forest Products 7.0%
International Paper Co.	35,821	1,175,287
MeadWestvaco Corp.	37,457	1,063,779

Total Paper & Forest Products		2,239,066

Total Common Stocks (Cost $29,175,119)		31,985,235

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	35,430	35,430

Total Short Term Investments (Cost $35,430)		35,430

Total Investments 99.9%(a) (Cost $29,210,549)		32,020,665

Other Assets and Liabilities, net – 0.1%		29,591

Net Assets – 100.0%		$32,050,256

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

GUGGENHEIM S&P 500 EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Communications Equipment 9.5%
Cisco Systems, Inc.	101,833	$1,624,236
F5 Networks, Inc.*	16,638	1,553,657
Harris Corp.	41,698	1,736,722
JDS Uniphase Corp.*	161,939	1,593,480
Juniper Networks, Inc.*	100,863	1,768,128
Motorola Solutions, Inc.	35,051	1,694,365
QUALCOMM, Inc.	28,995	1,730,422

Total Communications Equipment		11,701,010

Computers & Peripherals 13.1%
Apple, Inc.*	2,937	1,793,802
Dell, Inc.*	140,566	1,669,924
EMC Corp.*	69,142	1,812,212
Hewlett-Packard Co.	76,365	1,392,898
Lexmark International, Inc. - Class A	65,957	1,153,588
NetApp, Inc.*	56,167	1,834,976
SanDisk Corp.*	48,087	1,977,818
Seagate Technology PLC	74,227	2,228,294
Western Digital Corp.*	54,551	2,169,493

Total Computers & Peripherals		16,033,005

Electronic Equipment, Instruments & Components 8.5%
Amphenol Corp. - Class A	31,056	1,828,577
Corning, Inc.	129,746	1,480,402
FLIR Systems, Inc.	80,548	1,647,207
Jabil Circuit, Inc.	89,195	1,935,531
Molex, Inc.	70,164	1,762,520
TE Connectivity Ltd.	52,453	1,731,473

Total Electronic Equipment, Instruments & Components		10,385,710

Internet Software & Services 7.6%
Akamai Technologies, Inc.*	56,561	1,989,816
eBay, Inc.*	41,501	1,838,494
Google, Inc. - Class A*	2,937	1,859,033
VeriSign, Inc. *	42,794	1,900,909
Yahoo!, Inc.*	108,863	1,724,390

Total Internet Software & Services		9,312,642

IT Services 19.8%
Accenture PLC - Class A	29,107	1,755,152
Automatic Data Processing, Inc.	31,739	1,794,841
Cognizant Technology Solutions Corp. - Class A*	28,943	1,643,094
Computer Sciences Corp.	65,147	1,603,919
Fidelity National Information Services, Inc.	52,598	1,653,681
Fiserv, Inc.*	24,652	1,728,845
International Business Machines Corp.	8,731	1,711,101
Mastercard, Inc. - Class A	4,089	1,785,135
Paychex, Inc.	54,940	1,795,989
SAIC, Inc.	147,883	1,711,006
Teradata Corp.*	24,812	1,677,788
Total System Services, Inc.	72,651	1,718,196
Visa, Inc. - Class A	14,619	1,886,874
Western Union Co.(The)	105,163	1,832,991

Total IT Services		24,298,612

Office Electronics 1.2%
Xerox Corp.	220,961	1,531,260

Total Office Electronics		1,531,260

	Shares	Market Value
Semiconductors & Semiconductor Equipment 24.0%
Advanced Micro Devices, Inc.*	288,262	$1,170,344
Altera Corp.	50,870	1,803,341
Analog Devices, Inc.	45,923	1,794,671
Applied Materials, Inc.	158,328	1,724,192
Broadcom Corp. - Class A*	50,017	1,694,576
First Solar, Inc.*	133,095	2,068,296
Intel Corp.	64,509	1,657,881
KLA-Tencor Corp.	35,998	1,832,658
Lam Research Corp.*	45,282	1,558,154
Linear Technology Corp.	57,132	1,842,507
LSI Corp.*	258,124	1,781,056
Microchip Technology, Inc.	53,221	1,776,517
Micron Technology, Inc.*	289,737	1,799,267
NVIDIA Corp.*	140,566	1,903,264
Teradyne, Inc.*	118,471	1,742,708
Texas Instruments, Inc.	59,737	1,627,236
Xilinx, Inc.	51,876	1,680,782

Total Semiconductors & Semiconductor Equipment		29,457,450

Software 16.2%
Adobe Systems, Inc.*	53,825	1,662,116
Autodesk, Inc.*	51,970	1,762,822
BMC Software, Inc.*	38,986	1,543,846
CA, Inc.	66,885	1,609,922
Citrix Systems, Inc.*	22,086	1,605,210
Electronic Arts, Inc.*	126,476	1,393,766
Intuit, Inc.	29,889	1,734,160
Microsoft Corp.	57,455	1,693,199
Oracle Corp.	62,729	1,894,416
Red Hat, Inc.*	30,555	1,639,581
Salesforce.com, Inc.*	12,479	1,551,888
Symantec Corp.*	116,930	1,841,648

Total Software		19,932,574

Total Common Stocks (Cost $138,094,989)		122,652,263

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	125,029	125,029

Total Short Term Investments (Cost $125,029)		125,029

Total Investments 100.0%(a) (Cost $138,220,018)		122,777,292

Other Assets and Liabilities, net – 0.0%(b)		(20,006)

Net Assets – 100.0%		$122,757,286

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

PLC – Public Limited Company

GUGGENHEIM S&P 500 EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.6%

Diversified Telecommunication Services 13.0%
AT&T, Inc.	35,142	$1,332,585
CenturyLink, Inc.	32,435	1,347,350
Frontier Communications Corp.	351,912	1,379,495
Verizon Communications, Inc.	28,610	1,291,455
Windstream Corp.	129,715	1,291,962

Total Diversified Telecommunication Services		6,642,847

Electric Utilities 32.1%
American Electric Power Co., Inc.	30,565	1,291,066
Duke Energy Corp.	17,481	1,184,862
Edison International	26,370	1,217,767
Entergy Corp.	18,321	1,331,387
Exelon Corp.	32,453	1,269,561
FirstEnergy Corp.	25,369	1,274,031
NextEra Energy, Inc.	18,139	1,286,055
Northeast Utilities	32,471	1,294,943
Pepco Holdings, Inc.	62,812	1,253,727
Pinnacle West Capital Corp.	23,772	1,272,753
PPL Corp.	43,550	1,258,595
Southern Co.	25,624	1,233,796
Xcel Energy, Inc.	42,706	1,251,286

Total Electric Utilities		16,419,829

Gas Utilities 5.1%
AGL Resources, Inc.	31,822	1,288,791
Oneok, Inc.	29,412	1,309,128

Total Gas Utilities		2,597,919

Independent Power Producers & Energy Traders 5.3%
AES Corp.(The)*	96,740	1,166,685
NRG Energy, Inc.	76,215	1,510,581

Total Independent Power Producers & Energy Traders		2,677,266

Multi-Utilities 34.6%
Ameren Corp.	36,514	1,249,144
CenterPoint Energy, Inc.	59,515	1,253,386
CMS Energy Corp.	51,533	1,270,804
Consolidated Edison, Inc.	19,505	1,258,072
Dominion Resources, Inc.	22,807	1,238,648
DTE Energy Co.	20,937	1,284,904
Integrys Energy Group, Inc.	21,884	1,324,857
NiSource, Inc.	48,084	1,230,470
PG&E Corp.	26,929	1,243,043
Public Service Enterprise Group, Inc.	38,026	1,263,984
SCANA Corp.	25,836	1,270,356
Sempra Energy	18,193	1,280,969
TECO Energy, Inc.	68,439	1,244,905
Wisconsin Energy Corp.	31,451	1,281,314

Total Multi-Utilities		17,694,856

Wireless Telecommunication Services 9.5%
Crown Castle International Corp.*	21,720	1,344,034
MetroPCS Communications, Inc.*	197,413	1,729,338
Sprint Nextel Corp.*	407,415	1,776,329

Total Wireless Telecommunication Services		4,849,701

Total Common Stocks (Cost $46,006,728)		50,882,418

	Shares	Market Value
SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	166,346	$166,346

Total Short Term Investments (Cost $166,346)		166,346

Total Investments 99.9%(a) (Cost $46,173,074)		51,048,764

Other Assets and Liabilities, net – 0.1%		39,749

Net Assets – 100.0%		$51,088,513

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

GUGGENHEIM RUSSELL TOP 50® ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.7%

Aerospace & Defense 1.1%
United Technologies Corp.	72,713	$5,412,756

Total Aerospace & Defense		5,412,756

Air Freight & Logistics 0.9%
United Parcel Service, Inc. - Class B	57,792	4,369,653

Total Air Freight & Logistics		4,369,653

Beverages 4.3%
Coca-Cola Co.(The)	154,967	12,521,333
PepsiCo, Inc.	124,771	9,074,595

Total Beverages		21,595,928

Biotechnology 1.0%
Amgen, Inc.	62,049	5,125,247

Total Biotechnology		5,125,247

Commercial Banks 3.6%
US Bancorp	151,115	5,062,353
Wells Fargo & Co.	390,878	13,215,585

Total Commercial Banks		18,277,938

Communications Equipment 3.0%
Cisco Systems, Inc.	427,376	6,816,647
QUALCOMM, Inc.	136,768	8,162,314

Total Communications Equipment		14,978,961

Computers & Peripherals 9.1%
Apple, Inc.*	74,601	45,563,307

Total Computers & Peripherals		45,563,307

Consumer Finance 0.9%
American Express Co.	79,885	4,610,163

Total Consumer Finance		4,610,163

Diversified Financial Services 4.7%
Bank of America Corp.	859,764	6,310,668
Citigroup, Inc.	233,927	6,346,439
JPMorgan Chase & Co.	303,701	10,933,236

Total Diversified Financial Services		23,590,343

Diversified Telecommunication Services 5.6%
AT&T, Inc.	467,751	17,737,118
Verizon Communications, Inc.	226,660	10,231,432

Total Diversified Telecommunication Services		27,968,550

Energy Equipment & Services 1.5%
Schlumberger Ltd.	106,396	7,581,779

Total Energy Equipment & Services		7,581,779

Food & Staples Retailing 2.9%
CVS Caremark Corp.	102,237	4,626,224
Wal-Mart Stores, Inc.	134,838	10,035,993

Total Food & Staples Retailing		14,662,217

Food Products 1.1%
Kraft Foods, Inc. - Class A	141,453	5,617,099

Total Food Products		5,617,099

Health Care Providers & Services 0.8%
UnitedHealth Group, Inc.	82,765	4,228,464

Total Health Care Providers & Services		4,228,464

	Shares	Market Value
Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	81,076	$7,244,951

Total Hotels, Restaurants & Leisure		7,244,951

Household Products 2.8%
Procter & Gamble Co.(The)	218,610	14,109,089

Total Household Products		14,109,089

Industrial Conglomerates 4.5%
3M Co.	55,354	5,049,945
General Electric Co.	845,297	17,539,913

Total Industrial Conglomerates		22,589,858

Insurance 2.4%
Berkshire Hathaway, Inc. - Class B*	142,078	12,053,898

Total Insurance		12,053,898

Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	28,865	6,734,205

Total Internet & Catalog Retail		6,734,205

Internet Software & Services 2.7%
Facebook, Inc.*	33,602	729,500
Google, Inc. - Class A*	20,653	13,072,729

Total Internet Software & Services		13,802,229

IT Services 4.5%
International Business Machines Corp.	86,962	17,042,813
Visa, Inc. - Class A	41,693	5,381,315

Total IT Services		22,424,128

Machinery 0.9%
Caterpillar, Inc.	52,060	4,383,973

Total Machinery		4,383,973

Media 2.8%
Comcast Corp. - Class A	214,240	6,973,512
Walt Disney Co.(The)	142,593	7,007,020

Total Media		13,980,532

Oil, Gas & Consumable Fuels 12.1%
Chevron Corp.	157,377	17,245,372
ConocoPhillips	100,883	5,492,071
Exxon Mobil Corp.	373,065	32,400,695
Occidental Petroleum Corp.	64,709	5,631,624

Total Oil, Gas & Consumable Fuels		60,769,762

Pharmaceuticals 10.6%
Abbott Laboratories	125,526	8,323,629
Bristol-Myers Squibb Co.	134,753	4,797,207
Johnson & Johnson, Inc.	219,109	15,166,725
Merck & Co., Inc.	242,655	10,718,071
Pfizer, Inc.	597,403	14,361,568

Total Pharmaceuticals		53,367,200

Road & Rail 0.9%
Union Pacific Corp.	37,993	4,658,322

Total Road & Rail		4,658,322

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	401,373	10,315,286

Total Semiconductors & Semiconductor Equipment		10,315,286

Software 5.3%
Microsoft Corp.	600,519	17,697,295

GUGGENHEIM RUSSELL TOP 50® ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Oracle Corp.	304,829	$9,205,836

Total Software		26,903,131

Specialty Retail 1.3%
Home Depot, Inc.	122,115	6,371,961

Total Specialty Retail		6,371,961

Tobacco 3.6%
Altria Group, Inc.	162,341	5,839,406
Philip Morris International, Inc.	136,074	12,442,606

Total Tobacco		18,282,012

Total Common Stocks (Cost $499,339,828)		501,572,942

	Face Amount
REPURCHASE AGREEMENTS 0.2%

State Street Bank & Trust Co., 0.010%, dated 07/31/12, to be repurchased at $936,000 on 08/01/12 collateralized by $910,000 U.S. Treasury Notes at 2.375% due 10/31/14 with a value of $958,913(a)	$936,000	936,000

Total Repurchase Agreements (Cost $936,000)		936,000

Total Investments 99.9%(b) (Cost $500,275,828)		502,508,942

Other Assets and Liabilities, net – 0.1%		596,905

Net Assets – 100.0%		$503,105,847

*	Non-Income Producing Security.
(a)	Values determined based on Level 2 inputs. (Note G)
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

GUGGENHEIM S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.7%

Aerospace & Defense 2.6%
L-3 Communications Holdings, Inc.	12,171	$862,802
Northrop Grumman Corp.	12,894	853,583
Textron, Inc.	13,702	356,937

Total Aerospace & Defense		2,073,322

Airlines 1.0%
Southwest Airlines Co.	82,471	757,908

Total Airlines		757,908

Auto Components 0.7%
Goodyear Tire & Rubber Co.(The)*	21,741	248,935
Johnson Controls, Inc.	11,808	291,067

Total Auto Components		540,002

Automobiles 0.7%
Ford Motor Co.	62,353	576,142

Total Automobiles		576,142

Beverages 0.4%
Molson Coors Brewing Co. - Class B	8,160	345,331

Total Beverages		345,331

Capital Markets 5.2%
Ameriprise Financial, Inc.	8,615	445,568
Bank of New York Mellon Corp.(The)	32,904	700,197
E*Trade Financial Corp.*	79,972	610,186
Goldman Sachs Group, Inc.(The)	7,790	786,011
Legg Mason, Inc.	23,268	570,531
Morgan Stanley	73,531	1,004,434

Total Capital Markets		4,116,927

Chemicals 0.4%
Dow Chemical Co.(The)	11,309	325,473

Total Chemicals		325,473

Commercial Banks 6.3%
BB&T Corp.	12,572	394,384
Comerica, Inc.	15,432	466,201
Fifth Third Bancorp	28,821	398,306
First Horizon National Corp.	34,565	284,470
Huntington Bancshares, Inc.	56,188	349,208
KeyCorp	77,463	618,155
PNC Financial Services Group, Inc.	7,314	432,257
Regions Financial Corp.	108,565	755,612
SunTrust Banks, Inc.	39,164	926,229
Wells Fargo & Co.	11,058	373,871

Total Commercial Banks		4,998,693

Commercial Services & Supplies 1.8%
Avery Dennison Corp.	23,931	736,835
R.R. Donnelley & Sons Co.	60,072	728,073

Total Commercial Services & Supplies		1,464,908

Communications Equipment 0.5%
Harris Corp.	9,890	411,918

Total Communications Equipment		411,918

Computers & Peripherals 1.9%
Dell, Inc.*	16,638	197,660
Hewlett-Packard Co.	23,113	421,581
Lexmark International, Inc. - Class A	12,221	213,745

	Shares	Market Value
Western Digital Corp.*	16,688	$663,682

Total Computers & Peripherals		1,496,668

Construction & Engineering 0.5%
Jacobs Engineering Group, Inc.*	10,315	397,850

Total Construction & Engineering		397,850

Consumer Finance 1.5%
Capital One Financial Corp.	15,897	898,022
SLM Corp.	19,778	316,250

Total Consumer Finance		1,214,272

Containers & Packaging 1.5%
Bemis Co., Inc.	9,364	287,943
Owens-Illinois, Inc.*	22,969	423,778
Sealed Air Corp.	30,431	492,982

Total Containers & Packaging		1,204,703

Diversified Financial Services 5.5%
Bank of America Corp.	161,111	1,182,555
Citigroup, Inc.	38,431	1,042,633
CME Group, Inc.	5,861	305,417
JPMorgan Chase & Co.	23,442	843,912
Leucadia National Corp.	20,173	437,350
Nasdaq OMX Group, Inc.(The)	13,317	302,296
NYSE Euronext	10,050	256,074

Total Diversified Financial Services		4,370,237

Diversified Telecommunication Services 0.6%
CenturyLink, Inc.	7,019	291,569
Frontier Communications Corp.	54,336	212,997

Total Diversified Telecommunication Services		504,566

Electric Utilities 1.1%
Edison International	9,718	448,777
Pepco Holdings, Inc.	23,065	460,378

Total Electric Utilities		909,155

Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	22,235	253,701
Jabil Circuit, Inc.	44,381	963,068

Total Electronic Equipment, Instruments & Components		1,216,769

Energy Equipment & Services 0.3%
Nabors Industries Ltd.*	14,401	199,310

Total Energy Equipment & Services		199,310

Food & Staples Retailing 3.7%
CVS Caremark Corp.	11,885	537,796
Kroger Co.(The)	35,067	777,435
Safeway, Inc.	50,680	788,074
Sysco Corp.	11,140	327,405
Walgreen Co.	15,244	554,272

Total Food & Staples Retailing		2,984,982

Food Products 4.0%
Archer-Daniels-Midland Co.	43,684	1,139,716
Dean Foods Co.*	97,629	1,207,671
Tyson Foods, Inc. - Class A	57,248	859,292

Total Food Products		3,206,679

Health Care Providers & Services 6.2%
AmerisourceBergen Corp.	20,907	830,008
Cardinal Health, Inc.	19,549	842,366
CIGNA Corp.	10,767	433,695
Coventry Health Care, Inc.	26,175	872,413

GUGGENHEIM S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
McKesson Corp.	9,375	$850,594
Tenet Healthcare Corp.*	245,047	1,132,117

Total Health Care Providers & Services		4,961,193

Household Durables 2.5%
Whirlpool Corp.	29,255	1,976,468

Total Household Durables		1,976,468

Independent Power Producers & Energy Traders 1.5%
NRG Energy, Inc.	59,820	1,185,632

Total Independent Power Producers & Energy Traders		1,185,632

Insurance 17.5%
ACE Ltd.	6,381	469,003
Allstate Corp.(The)	35,630	1,222,109
American International Group, Inc.*	75,229	2,352,411
Assurant, Inc.	20,282	734,411
Cincinnati Financial Corp.	14,196	537,177
Genworth Financial, Inc. - Class A*	208,792	1,052,312
Hartford Financial Services Group, Inc.	83,994	1,381,701
Lincoln National Corp.	58,678	1,176,494
Loews Corp.	13,843	548,044
MetLife, Inc.	34,689	1,067,381
Principal Financial Group, Inc.	27,414	701,524
Prudential Financial, Inc.	18,361	886,469
Torchmark Corp.	6,344	315,614
Unum Group	37,385	706,203
XL Group PLC	40,945	845,514

Total Insurance		13,996,367

IT Services 3.0%
Computer Sciences Corp.	72,049	1,773,847
SAIC, Inc.	53,967	624,398

Total IT Services		2,398,245

Life Sciences Tools & Services 0.4%
PerkinElmer, Inc.	13,321	340,352

Total Life Sciences Tools & Services		340,352

Machinery 0.5%
Ingersoll-Rand PLC	10,127	429,486

Total Machinery		429,486

Media 1.7%
Gannett Co., Inc.	55,572	784,121
Washington Post Co.(The) - Class B	1,771	599,483

Total Media		1,383,604

Metals & Mining 1.5%
Alcoa, Inc.	83,228	704,941
United States Steel Corp.	23,804	491,553

Total Metals & Mining		1,196,494

Multi-Utilities 0.8%
DTE Energy Co.	4,921	302,002
Integrys Energy Group, Inc.	5,687	344,291

Total Multi-Utilities		646,293

Multiline Retail 1.8%
J.C. Penney Co., Inc.	17,009	382,873
Sears Holdings Corp.*	21,551	1,066,559

Total Multiline Retail		1,449,432

	Shares	Market Value
Office Electronics 0.7%
Xerox Corp.	84,871	$588,156

Total Office Electronics		588,156

Oil, Gas & Consumable Fuels 11.3%
Alpha Natural Resources, Inc.*	15,197	106,531
ConocoPhillips	9,200	500,848
Hess Corp.	10,481	494,284
Marathon Oil Corp.	48,184	1,275,430
Marathon Petroleum Corp.	28,518	1,348,901
Murphy Oil Corp.	11,192	600,563
Phillips 66	8,792	330,579
Sunoco, Inc.	29,672	1,429,894
Tesoro Corp.*	42,990	1,188,674
Valero Energy Corp.	62,401	1,716,027

Total Oil, Gas & Consumable Fuels		8,991,731

Paper & Forest Products 0.5%
International Paper Co.	13,333	437,456

Total Paper & Forest Products		437,456

Real Estate Investment Trusts (REITs) 0.5%
Weyerhaeuser Co.	16,484	384,901

Total Real Estate Investment Trusts (REITs)		384,901

Road & Rail 0.3%
Ryder System, Inc.	5,610	221,258

Total Road & Rail		221,258

Semiconductors & Semiconductor Equipment 1.0%
Micron Technology, Inc.*	122,837	762,818

Total Semiconductors & Semiconductor Equipment		762,818

Specialty Retail 2.8%
AutoNation, Inc.*	7,724	304,557
Best Buy Co., Inc.	39,338	711,625
GameStop Corp. - Class A	39,886	638,974
Staples, Inc.	43,487	554,024

Total Specialty Retail		2,209,180

Thrifts & Mortgage Finance 1.4%
Hudson City Bancorp, Inc.	173,877	1,104,119

Total Thrifts & Mortgage Finance		1,104,119

Wireless Telecommunication Services 2.1%
MetroPCS Communications, Inc.*	49,238	431,325
Sprint Nextel Corp.*	279,137	1,217,037

Total Wireless Telecommunication Services		1,648,362

Total Common Stocks (Cost $86,120,612)		79,627,362

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	188,915	188,915

Total Short Term Investments (Cost $188,915)		188,915

Total Investments 100.0%(a) (Cost $86,309,527)		79,816,277

Other Assets and Liabilities, net – 0.0%(b)		24,235

Net Assets – 100.0%		$79,840,512

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.
PLC	– Public Limited Company

2

GUGGENHEIM S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Aerospace & Defense 0.7%
Lockheed Martin Corp.	22,679	$2,024,554

Total Aerospace & Defense		2,024,554

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	29,687	1,568,958
United Parcel Service, Inc. - Class B	21,020	1,589,322

Total Air Freight & Logistics		3,158,280

Beverages 3.3%
Brown-Forman Corp. - Class B	14,979	1,401,435
Coca-Cola Co.(The)	30,507	2,464,966
Monster Beverage Corp.*	47,135	3,133,063
PepsiCo, Inc.	41,539	3,021,132

Total Beverages		10,020,596

Biotechnology 6.4%
Alexion Pharmaceuticals, Inc.*	50,701	5,316,000
Amgen, Inc.	32,313	2,669,054
Biogen Idec, Inc.*	29,060	4,237,819
Celgene Corp.*	52,437	3,589,837
Gilead Sciences, Inc.*	68,036	3,696,396

Total Biotechnology		19,509,106

Capital Markets 1.7%
BlackRock, Inc.	10,063	1,713,326
Franklin Resources, Inc.	19,142	2,200,373
T. Rowe Price Group, Inc.	20,648	1,254,366

Total Capital Markets		5,168,065

Chemicals 5.5%
CF Industries Holdings, Inc.	10,971	2,147,683
Ecolab, Inc.	28,964	1,895,694
FMC Corp.	42,123	2,304,128
International Flavors & Fragrances, Inc.	34,127	1,902,239
Monsanto Co.	14,142	1,210,838
PPG Industries, Inc.	18,292	2,002,242
Praxair, Inc.	12,751	1,323,044
Sherwin-Williams Co.(The)	15,824	2,125,955
Sigma-Aldrich Corp.	26,052	1,802,798

Total Chemicals		16,714,621

Commercial Services & Supplies 1.2%
Stericycle, Inc.*	39,124	3,632,663

Total Commercial Services & Supplies		3,632,663

Communications Equipment 1.6%
F5 Networks, Inc.*	28,490	2,660,396
QUALCOMM, Inc.	37,484	2,237,045

Total Communications Equipment		4,897,441

Computers & Peripherals 3.1%
Apple, Inc.*	9,436	5,763,131
NetApp, Inc.*	52,170	1,704,394
SanDisk Corp.*	50,124	2,061,600

Total Computers & Peripherals		9,529,125

Diversified Consumer Services 1.1%
Apollo Group, Inc. - Class A*	64,734	1,760,765
DeVry, Inc.	81,614	1,602,083

Total Diversified Consumer Services		3,362,848

	Shares	Market Value
Diversified Financial Services 1.1%
IntercontinentalExchange, Inc.*	26,303	$3,451,480

Total Diversified Financial Services		3,451,480

Electrical Equipment 0.8%
Rockwell Automation, Inc.	16,752	1,128,415
Roper Industries, Inc.	14,049	1,397,173

Total Electrical Equipment		2,525,588

Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. - Class A	36,602	2,155,126

Total Electronic Equipment, Instruments & Components		2,155,126

Energy Equipment & Services 2.0%
Cameron International Corp.*	29,154	1,465,572
Diamond Offshore Drilling, Inc.	33,133	2,167,561
Helmerich & Payne, Inc.	26,819	1,247,083
Schlumberger Ltd.	15,748	1,122,202

Total Energy Equipment & Services		6,002,418

Food Products 1.6%
Hershey Co.(The)	28,308	2,030,816
Kellogg Co.	24,954	1,190,306
Mead Johnson Nutrition Co.	20,862	1,522,091

Total Food Products		4,743,213

Health Care Equipment & Supplies 6.8%
Baxter International, Inc.	34,892	2,041,531
Becton, Dickinson and Co.	23,863	1,806,668
C.R. Bard, Inc.	26,818	2,608,319
Edwards Lifesciences Corp.*	34,113	3,452,236
Intuitive Surgical, Inc.*	7,305	3,517,357
St Jude Medical, Inc.	43,314	1,618,211
Stryker Corp.	35,873	1,866,472
Varian Medical Systems, Inc.*	35,153	1,918,651
Zimmer Holdings, Inc.	33,464	1,972,033

Total Health Care Equipment & Supplies		20,801,478

Health Care Providers & Services 4.3%
DaVita, Inc.*	25,361	2,496,030
Express Scripts Holding Co.*	65,600	3,800,864
Laboratory Corp. of America Holdings*	28,538	2,399,760
Quest Diagnostics, Inc.	31,676	1,850,829
UnitedHealth Group, Inc.	48,893	2,497,943

Total Health Care Providers & Services		13,045,426

Health Care Technology 0.6%
Cerner Corp.*	26,502	1,959,028

Total Health Care Technology		1,959,028

Hotels, Restaurants & Leisure 3.0%
Chipotle Mexican Grill, Inc.*	9,465	2,766,904
McDonald’s Corp.	18,596	1,661,739
Starbucks Corp.	22,923	1,037,953
Wynn Resorts Ltd.	17,547	1,645,031
Yum! Brands, Inc.	29,510	1,913,428

Total Hotels, Restaurants & Leisure		9,025,055

Household Products 1.2%
Colgate-Palmolive Co.	18,043	1,937,096
Kimberly-Clark Corp.	21,025	1,827,283

Total Household Products		3,764,379

GUGGENHEIM S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Insurance 0.7%
AFLAC, Inc.	48,645	$2,129,678

Total Insurance		2,129,678

Internet & Catalog Retail 3.6%
Amazon.com, Inc.*	16,131	3,763,363
Netflix, Inc.*	47,219	2,684,400
priceline.com, Inc.*	6,646	4,397,924

Total Internet & Catalog Retail		10,845,687

Internet Software & Services 1.6%
Akamai Technologies, Inc.*	42,586	1,498,176
Google, Inc. - Class A*	5,289	3,347,778

Total Internet Software & Services		4,845,954

IT Services 5.9%
Automatic Data Processing, Inc.	30,914	1,748,187
Cognizant Technology Solutions Corp. - Class A*	46,700	2,651,159
Fiserv, Inc.*	28,344	1,987,765
International Business Machines Corp.	8,199	1,606,840
Mastercard, Inc. - Class A	6,573	2,869,574
Teradata Corp.*	34,756	2,350,201
Visa, Inc. - Class A	36,123	4,662,395

Total IT Services		17,876,121

Life Sciences Tools & Services 1.2%
Life Technologies Corp.*	43,348	1,902,110
Waters Corp.*	23,000	1,782,040

Total Life Sciences Tools & Services		3,684,150

Machinery 1.3%
Deere & Co.	22,289	1,712,241
Joy Global, Inc.	13,895	721,706
Pall Corp.	27,501	1,468,829

Total Machinery		3,902,776

Media 3.7%
DIRECTV - Class A*	63,990	3,177,743
Discovery Communications, Inc. - Class A*	69,016	3,494,280
Scripps Networks Interactive, Inc. - Class A	56,747	3,055,826
Viacom, Inc. - Class B	34,859	1,628,264

Total Media		11,356,113

Metals & Mining 1.3%
Cliffs Natural Resources, Inc.	34,140	1,395,985
Newmont Mining Corp.	58,221	2,589,088

Total Metals & Mining		3,985,073

Multiline Retail 2.2%
Dollar Tree, Inc.*	75,421	3,796,693
Family Dollar Stores, Inc.	43,137	2,850,493

Total Multiline Retail		6,647,186

Oil, Gas & Consumable Fuels 2.5%
Cabot Oil & Gas Corp.	26,224	1,106,390
EOG Resources, Inc.	17,768	1,741,442
Peabody Energy Corp.	55,477	1,158,360
Pioneer Natural Resources Co.	15,058	1,334,590
Southwestern Energy Co.*	66,159	2,199,787

Total Oil, Gas & Consumable Fuels		7,540,569

	Shares	Market Value
Personal Products 0.4%
Estee Lauder Cos., Inc.(The) - Class A	23,238	$1,217,207

Total Personal Products		1,217,207

Pharmaceuticals 4.8%
Abbott Laboratories	41,090	2,724,678
Allergan, Inc.	18,863	1,548,087
Johnson & Johnson, Inc.	19,732	1,365,849
Mylan, Inc.*	149,177	3,435,546
Perrigo Co.	29,881	3,407,032
Watson Pharmaceuticals, Inc.*	25,599	1,992,370

Total Pharmaceuticals		14,473,562

Professional Services 0.6%
Dun & Bradstreet Corp.(The)	23,451	1,880,536

Total Professional Services		1,880,536

Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	41,136	2,974,544
Ventas, Inc.	19,568	1,315,948

Total Real Estate Investment Trusts (REITs)		4,290,492

Road & Rail 0.6%
Union Pacific Corp.	14,480	1,775,393

Total Road & Rail		1,775,393

Semiconductors & Semiconductor Equipment 4.8%
Altera Corp.	70,616	2,503,337
Broadcom Corp. - Class A*	72,067	2,441,630
First Solar, Inc.*	85,288	1,325,376
KLA-Tencor Corp.	49,974	2,544,176
Lam Research Corp.*	67,905	2,336,611
Microchip Technology, Inc.	58,918	1,966,683
Xilinx, Inc.	45,767	1,482,851

Total Semiconductors & Semiconductor Equipment		14,600,664

Software 4.2%
Citrix Systems, Inc.*	28,194	2,049,140
Intuit, Inc.	41,368	2,400,171
Oracle Corp.	58,906	1,778,961
Red Hat, Inc.*	61,285	3,288,553
Salesforce.com, Inc.*	25,324	3,149,293

Total Software		12,666,118

Specialty Retail 5.8%
AutoZone, Inc.*	10,112	3,794,326
Bed Bath & Beyond, Inc.*	33,130	2,019,273
O’Reilly Automotive, Inc.*	41,122	3,525,800
Ross Stores, Inc.	64,218	4,266,644
Tiffany & Co.	19,671	1,080,528
TJX Cos., Inc.	70,185	3,107,792

Total Specialty Retail		17,794,363

Textiles, Apparel & Luxury Goods 2.9%
Coach, Inc.	48,514	2,393,196
Fossil, Inc.*	26,181	1,876,916
NIKE, Inc. - Class B	16,113	1,504,148
Ralph Lauren Corp.	12,342	1,781,444
V.F. Corp.	8,396	1,253,523

Total Textiles, Apparel & Luxury Goods		8,809,227

Tobacco 0.9%
Philip Morris International, Inc.	30,459	2,785,171

Total Tobacco		2,785,171

2

GUGGENHEIM S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Trading Companies & Distributors 0.7%
W.W. Grainger, Inc.	11,065	$2,266,444

Total Trading Companies & Distributors		2,266,444

Wireless Telecommunication Services 1.1%
Crown Castle International Corp.*	55,546	3,437,187

Total Wireless Telecommunication Services		3,437,187

Total Common Stocks (Cost $286,440,594)		304,300,161

SHORT TERM INVESTMENTS 0.5%

SSgA Government Money Market Fund	1,607,578	1,607,578

Total Short Term Investments (Cost $1,607,578)		1,607,578

Total Investments 100.4%(a) (Cost $288,048,172)		305,907,739

Other Assets and Liabilities, net – (0.4)%		(1,237,343)

Net Assets – 100.0%		$304,670,396

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

3

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.8%
Aerospace & Defense 4.7%
Exelis, Inc.	91,675	$861,745
Huntington Ingalls Industries, Inc.*	17,080	665,949

Total Aerospace & Defense		1,527,694

Air Freight & Logistics 0.8%
UTi Worldwide, Inc.	20,572	272,579

Total Air Freight & Logistics		272,579

Airlines 2.3%
JetBlue Airways Corp.*	136,427	751,713

Total Airlines		751,713

Automobiles 0.9%
Thor Industries, Inc.	9,890	284,140

Total Automobiles		284,140

Capital Markets 2.7%
Apollo Investment Corp.	39,523	303,537
Janus Capital Group, Inc.	33,657	243,340
Jefferies Group, Inc.	28,173	353,289

Total Capital Markets		900,166

Chemicals 1.8%
Ashland, Inc.	3,817	268,679
Cabot Corp.	3,946	153,894
Cytec Industries, Inc.	2,734	168,305

Total Chemicals		590,878

Commercial Banks 4.5%
Associated Banc-Corp.	16,733	208,995
BancorpSouth, Inc.	30,227	437,989
First Niagara Financial Group, Inc.	35,693	270,553
Fulton Financial Corp.	13,109	120,472
International Bancshares Corp.	10,061	184,418
TCF Financial Corp.	25,865	267,186

Total Commercial Banks		1,489,613

Commercial Services & Supplies 0.6%
Brink’s Co.(The)	8,547	198,290

Total Commercial Services & Supplies		198,290

Communications Equipment 0.9%
Tellabs, Inc.	91,874	302,265

Total Communications Equipment		302,265

Construction & Engineering 3.6%
Aecom Technology Corp.*	19,923	322,952
KBR, Inc.	7,598	199,371
URS Corp.	18,472	647,813

Total Construction & Engineering		1,170,136

Containers & Packaging 0.5%
Greif, Inc. - Class A	3,856	166,811

Total Containers & Packaging		166,811

Diversified Consumer Services 1.1%
Regis Corp.	20,898	353,594

Total Diversified Consumer Services		353,594

Electric Utilities 1.1%
Great Plains Energy, Inc.	8,510	188,752

	Shares	Market Value
NV Energy, Inc.	10,040	$183,631

Total Electric Utilities		372,383

Electrical Equipment 1.7%
General Cable Corp.*	21,124	551,970

Total Electrical Equipment		551,970

Electronic Equipment, Instruments & Components 9.0%
Arrow Electronics, Inc.*	15,726	530,752
Avnet, Inc.*	19,860	625,590
Ingram Micro, Inc. - Class A*	38,831	582,077
Itron, Inc.*	7,760	302,407
Tech Data Corp.*	11,826	592,483
Vishay Intertechnology, Inc.*	31,425	310,165

Total Electronic Equipment, Instruments & Components		2,943,474

Food & Staples Retailing 0.6%
Harris Teeter Supermarkets, Inc.	4,404	182,061

Total Food & Staples Retailing		182,061

Food Products 1.1%
Smithfield Foods, Inc.*	20,080	371,480

Total Food Products		371,480

Gas Utilities 1.1%
Atmos Energy Corp.	4,851	173,909
UGI Corp.	6,305	193,248

Total Gas Utilities		367,157

Health Care Providers & Services 6.8%
Community Health Systems, Inc.*	38,243	941,160
Health Management Associates, Inc. - Class A*	23,147	152,307
Health Net, Inc.*	14,881	327,680
LifePoint Hospitals, Inc.*	6,944	264,705
Omnicare, Inc.	4,777	150,046
Owens & Minor, Inc.	13,455	379,566

Total Health Care Providers & Services		2,215,464

Hotels, Restaurants & Leisure 1.1%
Bob Evans Farms, Inc.	4,714	181,583
Wendy’s Co.(The)	37,038	170,005

Total Hotels, Restaurants & Leisure		351,588

Household Durables 1.4%
KB Home	27,410	253,269
Mohawk Industries, Inc.*	3,263	216,761

Total Household Durables		470,030

Insurance 19.4%
American Financial Group, Inc.	9,263	349,308
Aspen Insurance Holdings Ltd.	18,939	544,307
Everest Re Group Ltd.	4,188	425,920
Fidelity National Financial, Inc. - Class A	19,905	370,631
First American Financial Corp.	62,536	1,145,659
Hanover Insurance Group, Inc.(The)	15,091	529,241
HCC Insurance Holdings, Inc.	9,015	276,220
Kemper Corp.	14,965	489,655
Old Republic International Corp.	55,978	451,183
Protective Life Corp.	25,431	709,779
Reinsurance Group of America, Inc.	10,438	581,083
StanCorp Financial Group, Inc.	11,162	332,181
W.R. Berkley Corp.	4,195	153,663

Total Insurance		6,358,830

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Internet Software & Services 0.4%
Monster Worldwide, Inc.*	19,072	$138,272

Total Internet Software & Services		138,272

IT Services 0.9%
CoreLogic, Inc.*	12,310	283,130

Total IT Services		283,130

Machinery 6.4%
AGCO Corp.*	3,039	133,230
Harsco Corp.	8,505	180,731
ITT Corp.	45,479	852,276
Oshkosh Corp.*	28,841	649,499
Terex Corp.*	14,087	274,697

Total Machinery		2,090,433

Media 2.9%
New York Times Co.(The) - Class A*	37,228	288,517
Scholastic Corp.	10,829	326,278
Valassis Communications, Inc.*	14,842	334,687

Total Media		949,482

Metals & Mining 2.9%
Commercial Metals Co.	20,317	261,886
Reliance Steel & Aluminum Co.	4,068	209,421
Steel Dynamics, Inc.	18,669	240,644
Worthington Industries, Inc.	11,022	239,177

Total Metals & Mining		951,128

Multiline Retail 0.6%
Saks, Inc.*	20,031	208,923

Total Multiline Retail		208,923

Oil, Gas & Consumable Fuels 2.8%
Arch Coal, Inc.	10,159	73,246
HollyFrontier Corp.	10,998	411,215
Quicksilver Resources, Inc.*	16,849	76,158
World Fuel Services Corp.	8,863	358,863

Total Oil, Gas & Consumable Fuels		919,482

Paper & Forest Products 0.6%
Louisiana-Pacific Corp.*	20,272	209,207

Total Paper & Forest Products		209,207

Professional Services 0.9%
Manpower, Inc.	8,247	293,428

Total Professional Services		293,428

Road & Rail 1.1%
Con-way, Inc.	9,742	347,010

Total Road & Rail		347,010

Semiconductors & Semiconductor Equipment 1.8%
Fairchild Semiconductor International, Inc.*	10,940	151,628
International Rectifier Corp.*	9,953	169,599
MEMC Electronic Materials, Inc.*	138,002	264,964

Total Semiconductors & Semiconductor Equipment		586,191

Specialty Retail 4.9%
Barnes & Noble, Inc.*	21,424	284,296
Collective Brands, Inc.*	43,285	931,493
Office Depot, Inc.*	143,733	255,845
RadioShack Corp.	41,824	121,708

Total Specialty Retail		1,593,342

	Shares	Market Value
Thrifts & Mortgage Finance 3.4%
Astoria Financial Corp.	64,851	$610,896
New York Community Bancorp, Inc.	15,565	202,034
Washington Federal, Inc.	18,269	291,025

Total Thrifts & Mortgage Finance		1,103,955

Tobacco 1.3%
Universal Corp.	9,175	417,830

Total Tobacco		417,830

Wireless Telecommunication Services 1.2%
Telephone & Data Systems, Inc.	16,584	401,830

Total Wireless Telecommunication Services		401,830

Total Common Stocks (Cost $33,492,108)		32,685,959

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	81,088	81,088

Total Short Term Investments (Cost $81,088)		81,088

Total Investments 100.0%(a) (Cost $33,573,196)		32,767,047

Other Assets and Liabilities, net – 0.0%(b)		99

Net Assets – 100.0%		$32,767,146

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

2

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%

Aerospace & Defense 1.7%
Triumph Group, Inc.	138,208	$8,642,146

Total Aerospace & Defense		8,642,146

Airlines 1.1%
Alaska Air Group, Inc.*	164,449	5,731,048

Total Airlines		5,731,048

Auto Components 0.2%
Gentex Corp.	66,298	1,061,431

Total Auto Components		1,061,431

Biotechnology 5.7%
Regeneron Pharmaceuticals, Inc.*	144,385	19,441,440
United Therapeutics Corp.*	166,277	9,108,654

Total Biotechnology		28,550,094

Chemicals 3.2%
Albemarle Corp.	67,938	3,955,350
Intrepid Potash, Inc.*	155,304	3,624,795
NewMarket Corp.	37,361	8,588,547

Total Chemicals		16,168,692

Commercial Banks 1.1%
Signature Bank*	83,208	5,366,916

Total Commercial Banks		5,366,916

Commercial Services & Supplies 2.1%
Clean Harbors, Inc.*	101,401	6,138,817
Copart, Inc.*	187,303	4,450,319

Total Commercial Services & Supplies		10,589,136

Communications Equipment 1.0%
ADTRAN, Inc.	106,074	2,289,077
Riverbed Technology, Inc.*	150,543	2,655,578

Total Communications Equipment		4,944,655

Containers & Packaging 2.0%
AptarGroup, Inc.	78,256	3,913,582
Rock-Tenn Co. - Class A	107,935	6,283,976

Total Containers & Packaging		10,197,558

Distributors 1.1%
LKQ Corp.*	158,630	5,604,398

Total Distributors		5,604,398

Diversified Consumer Services 2.7%
ITT Educational Services, Inc.*	186,634	7,245,132
Strayer Education, Inc.	89,541	6,506,049

Total Diversified Consumer Services		13,751,181

Diversified Financial Services 0.6%
MSCI, Inc. - Class A*	96,055	3,184,223

Total Diversified Financial Services		3,184,223

Electrical Equipment 0.6%
AMETEK, Inc.	103,060	3,194,860

Total Electrical Equipment		3,194,860

Electronic Equipment, Instruments & Components 0.4%
Trimble Navigation, Ltd.*	44,789	1,982,361

Total Electronic Equipment, Instruments & Components		1,982,361

	Shares	Market Value
Energy Equipment & Services 3.7%
CARBO Ceramics, Inc.	49,036	$3,147,130
Dresser-Rand Group, Inc.*	90,059	4,188,644
Dril-Quip, Inc.*	56,360	4,131,752
Oceaneering International, Inc.	66,248	3,424,359
Oil States International, Inc.*	47,681	3,466,409

Total Energy Equipment & Services		18,358,294

Food Products 2.4%
Green Mountain Coffee Roasters, Inc.*	140,546	2,566,370
Ingredion, Inc.	90,099	4,677,940
Lancaster Colony Corp.	70,428	4,879,956

Total Food Products		12,124,266

Health Care Equipment & Supplies 4.0%
Cooper Cos., Inc.(The)	64,691	4,868,644
IDEXX Laboratories, Inc.*	69,970	6,169,255
ResMed, Inc.*	142,362	4,492,945
Thoratec Corp.*	137,580	4,720,370

Total Health Care Equipment & Supplies		20,251,214

Health Care Providers & Services 6.3%
AMERIGROUP Corp.*	145,064	13,038,352
Henry Schein, Inc.*	79,070	5,915,227
HMS Holdings Corp.*	147,089	5,061,333
Mednax, Inc.*	115,209	7,618,771

Total Health Care Providers & Services		31,633,683

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	161,072	1,481,862

Total Health Care Technology		1,481,862

Hotels, Restaurants & Leisure 2.4%
Life Time Fitness, Inc.*	94,816	4,305,595
Panera Bread Co. - Class A*	48,797	7,685,039

Total Hotels, Restaurants & Leisure		11,990,634

Household Durables 1.5%
Tempur-Pedic International, Inc.*	121,354	3,457,375
Tupperware Brands Corp.	78,726	4,126,817

Total Household Durables		7,584,192

Household Products 0.7%
Church & Dwight Co., Inc.	59,237	3,412,644

Total Household Products		3,412,644

Internet Software & Services 4.0%
Equinix, Inc.*	76,315	13,597,807
Rackspace Hosting, Inc.*	149,635	6,565,984

Total Internet Software & Services		20,163,791

IT Services 7.0%
Alliance Data Systems Corp.*	76,528	9,948,640
Gartner, Inc.*	60,619	2,690,877
Global Payments, Inc.	126,074	5,398,489
Jack Henry & Associates, Inc.	87,626	3,043,251
NeuStar, Inc. - Class A*	69,421	2,458,198
VeriFone Systems, Inc.*	124,687	4,524,891
Wright Express Corp.*	108,749	7,001,261

Total IT Services		35,065,607

Leisure Equipment & Products 1.1%
Polaris Industries, Inc.	74,086	5,568,304

Total Leisure Equipment & Products		5,568,304

Life Sciences Tools & Services 3.7%
Bio-Rad Laboratories, Inc. - Class A*	61,504	5,917,300

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Covance, Inc.*	70,010	$3,286,270
Mettler-Toledo International, Inc.*	30,410	4,707,468
Techne Corp.	66,267	4,577,724

Total Life Sciences Tools & Services		18,488,762

Machinery 4.1%
Donaldson Co., Inc.	101,659	3,469,622
Gardner Denver, Inc.	35,615	2,029,343
Valmont Industries, Inc.	58,408	7,235,583
Wabtec Corp.	57,109	4,521,890
Woodward, Inc.	93,582	3,141,548

Total Machinery		20,397,986

Metals & Mining 2.9%
Compass Minerals International, Inc.	71,074	5,141,493
Royal Gold, Inc.	125,518	9,499,202

Total Metals & Mining		14,640,695

Office Electronics 0.6%
Zebra Technologies Corp. - Class A*	87,449	3,020,489

Total Office Electronics		3,020,489

Oil, Gas & Consumable Fuels 2.8%
Bill Barrett Corp.*	169,223	3,563,836
Cimarex Energy Co.	61,960	3,512,513
Northern Oil and Gas, Inc.*	150,574	2,373,046
Rosetta Resources, Inc.*	82,107	3,425,504
SM Energy Co.	30,698	1,445,569

Total Oil, Gas & Consumable Fuels		14,320,468

Pharmaceuticals 1.7%
Endo Pharmaceuticals Holdings, Inc.*	156,499	4,652,715
Medicis Pharmaceutical Corp. - Class A	123,809	4,075,793

Total Pharmaceuticals		8,728,508

Professional Services 0.5%
FTI Consulting, Inc.*	88,492	2,259,201

Total Professional Services		2,259,201

Real Estate Investment Trusts (REITs) 2.5%
Essex Property Trust, Inc.	15,863	2,496,202
Federal Realty Investment Trust	34,520	3,750,943
Home Properties, Inc.	39,853	2,614,755
Taubman Centers, Inc.	47,581	3,688,479

Total Real Estate Investment Trusts (REITs)		12,550,379

Road & Rail 0.8%
JB Hunt Transport Services, Inc.	73,193	4,027,079

Total Road & Rail		4,027,079

Semiconductors & Semiconductor Equipment 1.9%
Semtech Corp.*	165,398	3,951,358
Silicon Laboratories, Inc.*	157,359	5,814,415

Total Semiconductors & Semiconductor Equipment		9,765,773

Software 8.5%
ACI Worldwide, Inc.*	81,185	3,572,952
Advent Software, Inc.*	74,667	1,699,421
ANSYS, Inc.*	86,033	5,158,539
Concur Technologies, Inc.*	87,878	5,935,280
Factset Research Systems, Inc.	59,128	5,496,539
Informatica Corp.*	149,533	4,412,719
MICROS Systems, Inc.*	63,923	3,051,684
Rovi Corp.*	193,105	2,583,745
SolarWinds, Inc.*	129,342	6,905,569

	Shares	Market Value
Solera Holdings, Inc.	94,104	$3,674,761

Total Software		42,491,209

Specialty Retail 4.4%
Advance Auto Parts, Inc.	99,575	6,985,186
PetSmart, Inc.	104,958	6,938,773
Tractor Supply Co.	88,848	8,073,618

Total Specialty Retail		21,997,577

Textiles, Apparel & Luxury Goods 6.6%
Carter’s, Inc.*	156,855	7,947,843
Deckers Outdoor Corp.*	79,509	3,316,320
PVH Corp.	93,107	7,395,489
Under Armour, Inc. - Class A*	185,566	10,102,213
Warnaco Group, Inc. (The)*	99,338	4,237,759

Total Textiles, Apparel & Luxury Goods		32,999,624

Trading Companies & Distributors 2.0%
MSC Industrial Direct Co. - Class A	60,611	4,165,794
Watsco, Inc.	89,358	6,070,983

Total Trading Companies & Distributors		10,236,777

Total Common Stocks (Cost $499,943,046)		502,527,717

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	319,174	319,174

Total Short Term Investments (Cost $319,174)		319,174

Total Investments 100.0%(a) (Cost $500,262,220)		502,846,891

Other Assets and Liabilities, net – 0.0%(b)		(134,339)

Net Assets – 100.0%		$502,712,552

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

2

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 99.9%
Aerospace & Defense 0.7%
AAR Corp.	29,788	$423,287

Total Aerospace & Defense		423,287

Airlines 0.8%
SkyWest, Inc.	76,192	533,344

Total Airlines		533,344

Auto Components 1.3%
Spartan Motors, Inc.	94,766	483,307
Superior Industries International, Inc.	19,182	327,820

Total Auto Components		811,127

Automobiles 0.6%
Winnebago Industries, Inc.*	39,599	401,138

Total Automobiles		401,138

Building Products 2.0%
Apogee Enterprises, Inc.	15,818	256,094
Griffon Corp.	48,610	427,282
Universal Forest Products, Inc.	18,080	577,294

Total Building Products		1,260,670

Capital Markets 2.3%
Calamos Asset Management, Inc. - Class A	14,755	155,960
Investment Technology Group, Inc.*	39,591	327,813
Piper Jaffray Cos.*	24,874	530,065
Prospect Capital Corp.	16,697	185,003
SWS Group, Inc. *	39,812	228,123

Total Capital Markets		1,426,964

Chemicals 2.1%
A. Schulman, Inc.	23,100	504,966
OM Group, Inc.*	27,293	428,500
PolyOne Corp.	28,328	417,272

Total Chemicals		1,350,738

Commercial Banks 3.1%
First BanCorp*	83,140	314,269
First Commonwealth Financial Corp.	62,174	435,840
PrivateBancorp, Inc.	18,028	276,189
Susquehanna Bancshares, Inc.	39,935	425,707
United Community Banks, Inc.*	27,403	186,614
Wintrust Financial Corp.	9,173	336,741

Total Commercial Banks		1,975,360

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	16,497	306,844
G&K Services, Inc. - Class A	7,034	221,641
Geo Group, Inc.(The)*	9,470	218,947
United Stationers, Inc.	9,778	246,504
Viad Corp.	14,604	253,087

Total Commercial Services & Supplies		1,247,023

Communications Equipment 1.2%
Bel Fuse, Inc. - Class B	12,066	217,550
Black Box Corp.	20,838	555,124

Total Communications Equipment		772,674

Computers & Peripherals 1.2%
Avid Technology, Inc.*	27,892	256,885
Intevac, Inc.*	51,154	300,274

	Shares	Market Value
Novatel Wireless, Inc.*	84,686	$199,859

Total Computers & Peripherals		757,018

Construction & Engineering 2.5%
Aegion Corp.*	19,810	344,694
Comfort Systems USA, Inc.	29,785	291,595
EMCOR Group, Inc.	6,992	184,100
Orion Marine Group, Inc.*	104,009	751,985

Total Construction & Engineering		1,572,374

Distributors 1.4%
VOXX International Corp.*	117,628	881,034

Total Distributors		881,034

Diversified Consumer Services 2.1%
Career Education Corp.*	124,856	588,072
Corinthian Colleges, Inc.*	139,858	282,513
Lincoln Educational Services Corp.	108,751	474,154

Total Diversified Consumer Services		1,344,739

Electrical Equipment 0.8%
EnerSys*	9,619	328,489
Powell Industries, Inc.*	5,067	173,646

Total Electrical Equipment		502,135

Electronic Equipment, Instruments & Components 6.7%
Anixter International, Inc.	3,290	187,234
Benchmark Electronics, Inc.*	45,383	715,236
Brightpoint, Inc.*	34,629	310,622
Checkpoint Systems, Inc.*	28,759	221,157
CTS Corp.	33,645	299,440
Insight Enterprises, Inc.*	38,516	645,528
Plexus Corp.*	8,072	231,828
Radisys Corp.*	95,597	325,986
Scansource, Inc.*	9,551	275,737
SYNNEX Corp.*	22,464	759,957
TTM Technologies, Inc.*	19,769	216,273

Total Electronic Equipment, Instruments & Components		4,188,998

Energy Equipment & Services 1.8%
Exterran Holdings, Inc.*	49,085	724,985
Matrix Service Co.*	39,844	412,784

Total Energy Equipment & Services		1,137,769

Food & Staples Retailing 2.3%
Andersons, Inc.(The)	10,984	417,063
Nash Finch Co.	25,339	485,495
Spartan Stores, Inc.	29,800	512,560

Total Food & Staples Retailing		1,415,118

Food Products 1.3%
Seneca Foods Corp. - Class A*	31,811	785,095

Total Food Products		785,095

Gas Utilities 0.3%
Laclede Group, Inc.(The)	4,151	173,429

Total Gas Utilities		173,429

Health Care Equipment & Supplies 1.1%
Invacare Corp.	17,891	252,084
Natus Medical, Inc.*	19,495	240,958
Symmetry Medical, Inc.*	27,187	210,700

Total Health Care Equipment & Supplies		703,742

Health Care Providers & Services 11.4%
Almost Family, Inc.*	39,897	878,133

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Amedisys, Inc.*	83,711	$1,020,437
Cross Country Healthcare, Inc.*	107,758	491,377
Gentiva Health Services, Inc.*	154,846	1,031,274
Healthways, Inc.*	130,666	1,464,766
Kindred Healthcare, Inc.*	75,000	710,250
LHC Group, Inc.*	36,460	652,269
Molina Healthcare, Inc.*	23,235	567,166
PharMerica Corp.*	33,068	340,270

Total Health Care Providers & Services		7,155,942

Hotels, Restaurants & Leisure 5.1%
Boyd Gaming Corp.*	117,406	669,214
Jack in the Box, Inc.*	7,162	193,302
Marriott Vacations Worldwide Corp.*	45,523	1,412,124
Red Robin Gourmet Burgers, Inc.*	5,584	166,683
Ruby Tuesday, Inc.*	81,413	521,857
Ruth’s Hospitality Group, Inc*	34,401	231,175

Total Hotels, Restaurants & Leisure		3,194,355

Household Durables 3.1%
American Greetings Corp. - Class A	37,772	501,990
La-Z-Boy, Inc.*	19,159	229,141
M/I Homes, Inc.*	32,898	545,778
Standard Pacific Corp.*	93,198	528,433
Universal Electronics, Inc.*	11,873	149,481

Total Household Durables		1,954,823

Household Products 1.1%
Central Garden and Pet Co. - Class A*	59,816	683,099

Total Household Products		683,099

Industrial Conglomerates 0.3%
Standex International Corp.	4,635	198,285

Total Industrial Conglomerates		198,285

Insurance 6.7%
Horace Mann Educators Corp.	50,307	877,354
Meadowbrook Insurance Group, Inc.	27,669	194,790
National Financial Partners Corp.*	11,557	171,621
Presidential Life Corp.	41,256	573,046
Safety Insurance Group, Inc.	5,141	217,876
Selective Insurance Group, Inc.	22,917	395,547
Stewart Information Services Corp.	62,412	1,065,373
Tower Group, Inc.	20,104	374,738
United Fire Group, Inc.	18,161	355,956

Total Insurance		4,226,301

Internet Software & Services 0.5%
United Online, Inc.	75,013	318,055

Total Internet Software & Services		318,055

IT Services 0.8%
CIBER, Inc.*	56,857	213,214
NCI, Inc. - Class A*	51,365	304,594

Total IT Services		517,808

Leisure Equipment & Products 1.0%
Callaway Golf Co.	83,222	456,889
Jakks Pacific, Inc.	10,160	162,763

Total Leisure Equipment & Products		619,652

Machinery 1.4%
Briggs & Stratton Corp.	24,904	434,326
Lydall, Inc.*	33,475	427,141

Total Machinery		861,467

	Shares	Market Value
Media 1.5%
Digital Generation, Inc.*	32,451	$345,928
E.W. Scripps Co. - Class A*	32,146	298,637
Harte-Hanks, Inc.	20,091	126,573
Live Nation Entertainment, Inc.*	21,096	188,176

Total Media		959,314

Metals & Mining 2.0%
A.M. Castle & Co.*	28,580	208,348
AK Steel Holding Corp. *	20,039	106,607
Century Aluminum Co.*	30,675	187,424
Materion Corp.*	15,311	300,555
Olympic Steel, Inc.	16,270	254,626
SunCoke Energy, Inc.*	11,432	182,912

Total Metals & Mining		1,240,472

Multiline Retail 3.1%
Fred’s, Inc. - Class A	35,276	500,919
Tuesday Morning Corp.*	286,337	1,448,865

Total Multiline Retail		1,949,784

Oil, Gas & Consumable Fuels 0.2%
Overseas Shipholding Group, Inc.	25,481	145,751

Total Oil, Gas & Consumable Fuels		145,751

Paper & Forest Products 1.2%
Neenah Paper, Inc.	13,364	358,957
Wausau Paper Corp.	47,311	401,670

Total Paper & Forest Products		760,627

Professional Services 2.0%
CDI Corp.	34,048	550,216
Insperity, Inc.	6,125	160,720
Kelly Services, Inc. - Class A	47,227	560,112

Total Professional Services		1,271,048

Real Estate Investment Trusts (REITs) 0.8%
Cedar Realty Trust, Inc.	53,976	277,976
Parkway Properties, Inc.	22,469	250,080

Total Real Estate Investment Trusts (REITs)		528,056

Road & Rail 0.4%
Arkansas Best Corp.	17,615	241,149

Total Road & Rail		241,149

Semiconductors & Semiconductor Equipment 2.2%
Advanced Energy Industries, Inc.*	19,315	237,961
Cohu, Inc.	29,647	254,964
DSP Group, Inc.*	26,374	152,442
Pericom Semiconductor Corp.*	32,068	257,827
Sigma Designs, Inc.*	69,484	472,491

Total Semiconductors & Semiconductor Equipment		1,375,685

Specialty Retail 12.4%
Big 5 Sporting Goods Corp.	59,497	448,607
Brown Shoe Co., Inc.	79,602	1,095,324
Cabela’s, Inc.*	5,742	263,787
Christopher & Banks Corp. *	138,548	302,035
Coldwater Creek, Inc.*	330,065	211,242
Group 1 Automotive, Inc.	9,046	486,222
Haverty Furniture Cos., Inc.	25,525	287,922
Lithia Motors, Inc. - Class A	15,226	424,196
MarineMax, Inc.*	103,733	771,774
OfficeMax, Inc.*	167,194	750,701
PEP Boys-Manny Moe & Jack	42,292	383,588
Sonic Automotive, Inc. - Class A	34,905	597,574
Stage Stores, Inc.	40,763	772,051

2

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Stein Mart, Inc.*	94,508	$751,339
Zale Corp.*	84,632	255,589

Total Specialty Retail		7,801,951

Textiles, Apparel & Luxury Goods 4.4%
Perry Ellis International, Inc.*	60,207	1,134,902
Quiksilver, Inc.*	170,018	491,352
Skechers U.S.A., Inc. - Class A*	56,858	1,133,749

Total Textiles, Apparel & Luxury Goods		2,760,003

Tobacco 0.3%
Alliance One International, Inc.*	59,345	193,465

Total Tobacco		193,465

Trading Companies & Distributors 0.4%
Lawson Products, Inc.	26,215	254,810

Total Trading Companies & Distributors		254,810

Total Common Stocks (Cost $69,253,344)		62,875,678

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	49,904	49,904

Total Short Term Investments (Cost $49,904)		49,904

Total Investments 100.0%(a) (Cost $69,303,248)		62,925,582

Other Assets and Liabilities, net – 0.0%(b)		(545)

Net Assets – 100.0%		$62,925,037

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.05% of net assets.

3

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 100.0%
Aerospace & Defense 3.0%
Aerovironment, Inc.*	7,581	$177,092
American Science & Engineering, Inc.	10,523	600,232
Cubic Corp.	12,920	624,940
National Presto Industries, Inc.	4,945	329,040
Teledyne Technologies, Inc.*	5,905	367,882

Total Aerospace & Defense		2,099,186

Air Freight & Logistics 0.3%
Forward Air Corp.	6,668	223,111

Total Air Freight & Logistics		223,111

Airlines 1.5%
Allegiant Travel Co.*	14,118	1,003,225

Total Airlines		1,003,225

Beverages 0.9%
Boston Beer Co., Inc. - Class A*	5,818	626,715

Total Beverages		626,715

Biotechnology 3.0%
ArQule, Inc.*	61,400	371,470
Cubist Pharmaceuticals, Inc.*	15,003	646,029
Momenta Pharmaceuticals, Inc.*	42,571	605,360
Spectrum Pharmaceuticals, Inc.*	29,906	418,385

Total Biotechnology		2,041,244

Capital Markets 0.5%
Financial Engines, Inc.*	19,296	362,186

Total Capital Markets		362,186

Chemicals 2.2%
Balchem Corp.	10,740	357,964
Hawkins, Inc.	13,224	503,041
Innophos Holdings, Inc.	11,465	664,626

Total Chemicals		1,525,631

Commercial Services & Supplies 1.2%
Portfolio Recovery Associates, Inc.*	9,909	839,094

Total Commercial Services & Supplies		839,094

Communications Equipment 0.7%
Netgear, Inc.*	7,832	271,222
ViaSat, Inc.*	6,164	236,081

Total Communications Equipment		507,303

Computers & Peripherals 0.6%
Synaptics, Inc.*	15,673	413,454

Total Computers & Peripherals		413,454

Consumer Finance 2.6%
Cash America International, Inc.	11,334	434,319
EZCORP, Inc. - Class A*	15,820	355,950
First Cash Financial Services, Inc.*	7,734	310,133
World Acceptance Corp.*	10,062	717,119

Total Consumer Finance		1,817,521

Diversified Consumer Services 2.3%
American Public Education, Inc.*	15,448	387,899
Capella Education Co.*	17,822	472,640
Coinstar, Inc.*	15,849	752,669

Total Diversified Consumer Services		1,613,208

	Shares	Market Value
Diversified Telecommunication Services 0.7%
Atlantic Tele-Network, Inc.	13,488	$471,540

Total Diversified Telecommunication Services		471,540

Electrical Equipment 1.7%
AZZ, Inc.	14,680	450,823
Franklin Electric Co., Inc.	8,395	473,562
II-VI, Inc.*	14,665	255,757

Total Electrical Equipment		1,180,142

Electronic Equipment, Instruments & Components 3.0%
Cognex Corp.	11,738	396,744
DTS, Inc.*	15,886	295,956
FARO Technologies, Inc.*	4,722	203,188
Littelfuse, Inc.	8,971	481,204
MTS Systems Corp.	7,461	324,330
OSI Systems, Inc.*	6,135	395,953

Total Electronic Equipment, Instruments & Components		2,097,375

Energy Equipment & Services 1.8%
Lufkin Industries, Inc.	4,757	219,060
OYO Geospace Corp.*	3,207	303,960
SEACOR Holdings, Inc.*	8,155	692,767

Total Energy Equipment & Services		1,215,787

Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.	11,450	680,474

Total Food & Staples Retailing		680,474

Food Products 2.1%
J&J Snack Foods Corp.	8,938	516,527
Sanderson Farms, Inc.	11,793	434,336
TreeHouse Foods, Inc.*	9,097	509,341

Total Food Products		1,460,204

Gas Utilities 0.4%
South Jersey Industries, Inc.	5,468	289,038

Total Gas Utilities		289,038

Health Care Equipment & Supplies 6.2%
Abaxis, Inc.*	9,727	347,156
Analogic Corp.	7,696	492,698
Cyberonics, Inc.*	14,996	649,327
Haemonetics Corp.*	9,561	687,531
ICU Medical, Inc.*	13,670	729,021
Neogen Corp.*	14,391	553,622
NuVasive, Inc.*	39,175	818,366

Total Health Care Equipment & Supplies		4,277,721

Health Care Providers & Services 7.5%
Air Methods Corp.*	6,750	735,953
Chemed Corp.	9,987	626,884
CorVel Corp.*	12,456	574,720
Ensign Group, Inc.(The)	16,411	460,329
IPC The Hospitalist Co., Inc.*	14,611	628,273
Landauer, Inc.	9,101	518,393
Magellan Health Services, Inc.*	14,167	682,849
MWI Veterinary Supply, Inc.*	10,559	961,819

Total Health Care Providers & Services		5,189,220

Health Care Technology 2.5%
Computer Programs & Systems, Inc.	10,709	530,096
Medidata Solutions, Inc.*	26,469	937,267

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Quality Systems, Inc.	14,330	$231,573

Total Health Care Technology		1,698,936

Hotels, Restaurants & Leisure 6.1%
Biglari Holdings, Inc.*	1,590	597,442
BJ’s Restaurants, Inc.*	13,091	518,142
Buffalo Wild Wings, Inc.*	11,344	823,461
CEC Entertainment, Inc.	13,600	468,656
DineEquity, Inc.*	12,592	671,154
Papa John’s International, Inc.*	8,286	422,669
Peet’s Coffee & Tea, Inc.*	9,736	734,094

Total Hotels, Restaurants & Leisure		4,235,618

Household Durables 0.5%
iRobot Corp.*	13,905	316,478

Total Household Durables		316,478

Household Products 0.4%
WD-40 Co.	6,085	292,384

Total Household Products		292,384

Insurance 1.8%
Infinity Property & Casualty Corp.	9,863	570,180
ProAssurance Corp.	4,776	427,786
RLI Corp.	4,189	269,814

Total Insurance		1,267,780

Internet & Catalog Retail 0.3%
Blue Nile, Inc.*	6,666	171,183

Total Internet & Catalog Retail		171,183

Internet Software & Services 4.0%
Blucora, Inc.*	42,719	651,465
comScore, Inc.*	13,240	203,896
j2 Global, Inc.	8,902	266,437
Liquidity Services, Inc.*	4,930	225,399
LivePerson, Inc.*	18,864	352,757
LogMeIn, Inc.*	14,382	272,539
OpenTable, Inc.*	14,593	530,601
Stamps.com, Inc.*	10,811	228,653

Total Internet Software & Services		2,731,747

IT Services 2.4%
CACI International, Inc. - Class A*	11,506	649,514
Forrester Research, Inc.	6,866	195,956
Higher One Holdings, Inc.*	18,582	206,074
MAXIMUS, Inc.	12,003	606,151

Total IT Services		1,657,695

Leisure Equipment & Products 1.1%
Sturm Ruger & Co., Inc.	14,967	739,819

Total Leisure Equipment & Products		739,819

Life Sciences Tools & Services 0.4%
Luminex Corp.*	16,038	274,731

Total Life Sciences Tools & Services		274,731

Machinery 1.2%
Lindsay Corp.	5,231	370,878
Toro Co.(The)	11,651	438,078

Total Machinery		808,956

Media 0.5%
Arbitron, Inc.	8,925	313,000

Total Media		313,000

	Shares	Market Value
Oil, Gas & Consumable Fuels 1.2%
Approach Resources, Inc.*	9,188	$242,563
Contango Oil & Gas Co.*	10,455	619,459

Total Oil, Gas & Consumable Fuels		862,022

Paper & Forest Products 1.1%
Deltic Timber Corp.	6,386	394,719
Schweitzer-Mauduit International, Inc.	5,395	367,399

Total Paper & Forest Products		762,118

Personal Products 1.1%
Medifast, Inc.*	27,629	776,375

Total Personal Products		776,375

Pharmaceuticals 3.9%
Akorn, Inc.*	23,089	315,627
Hi-Tech Pharmacal Co., Inc.*	18,911	649,782
Medicines Co.(The)*	26,721	669,094
Questcor Pharmaceuticals, Inc.*	13,565	500,141
Salix Pharmaceuticals Ltd.*	5,323	238,577
ViroPharma, Inc.*	16,110	349,748

Total Pharmaceuticals		2,722,969

Professional Services 1.1%
Dolan Co.(The)*	58,621	286,071
Exponent, Inc.*	9,435	487,695

Total Professional Services		773,766

Real Estate Investment Trusts (REITs) 1.3%
EastGroup Properties, Inc.	4,869	260,394
Mid-America Apartment Communities, Inc.	4,528	313,474
PS Business Parks, Inc.	4,841	327,300

Total Real Estate Investment Trusts (REITs)		901,168

Semiconductors & Semiconductor Equipment 10.5%
Cabot Microelectronics Corp.	8,266	243,020
CEVA, Inc.*	8,225	127,816
Cirrus Logic, Inc.*	36,589	1,345,378
Cymer, Inc.*	7,731	442,291
Entropic Communications, Inc.*	83,285	499,710
Exar Corp.*	76,610	566,914
GT Advanced Technologies, Inc.*	48,033	245,929
Hittite Microwave Corp.*	13,239	670,820
Kulicke & Soffa Industries, Inc.*	58,477	647,340
Power Integrations, Inc.	15,154	534,027
Rubicon Technology, Inc.*	46,492	467,245
Veeco Instruments, Inc.*	29,250	1,044,517
Volterra Semiconductor Corp.*	18,555	426,394

Total Semiconductors & Semiconductor Equipment		7,261,401

Software 7.3%
Blackbaud, Inc.	8,017	216,299
CommVault Systems, Inc.*	13,332	646,869
Ebix, Inc.	20,238	438,962
Interactive Intelligence Group*	11,960	311,917
JDA Software Group, Inc.*	8,828	261,132
Manhattan Associates, Inc.*	6,317	294,941
MicroStrategy, Inc. - Class A*	4,454	518,713
Netscout Systems, Inc.*	15,602	364,463
OPNET Technologies, Inc.	10,217	270,137
Sourcefire, Inc.*	16,322	833,238
Synchronoss Technologies, Inc.*	7,851	150,111
Tyler Technologies, Inc.*	12,528	488,842
Websense, Inc.*	16,824	252,528

Total Software		5,048,152

2

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Specialty Retail 5.7%
Buckle, Inc.(The)	13,358	$516,554
Children’s Place Retail Stores, Inc.(The)*	6,922	351,638
Genesco, Inc.*	7,905	523,469
Hibbett Sports, Inc.*	10,923	663,791
JOS A Bank Clothiers, Inc.*	11,851	500,823
Monro Muffler Brake, Inc.	12,164	402,263
Rue21, Inc.*	18,340	451,898
Vitamin Shoppe, Inc.*	10,058	552,385

Total Specialty Retail		3,962,821

Textiles, Apparel & Luxury Goods 1.9%
Steven Madden Ltd.*	15,563	629,212
True Religion Apparel, Inc.*	14,679	385,177
Wolverine World Wide, Inc.	6,551	291,061

Total Textiles, Apparel & Luxury Goods		1,305,450

Water Utilities 0.5%
American States Water Co.	7,631	310,200

Total Water Utilities		310,200

Total Common Stocks (Cost $68,242,565)		69,128,148

SHORT TERM INVESTMENTS 0.0%(a)

SSgA Government Money Market Fund	29,652	29,652

Total Short Term Investments (Cost $29,652)		29,652

Total Investments 100.0%(b) (Cost $68,272,217)		69,157,800

Other Assets and Liabilities, net – 0.0%(a)		(10,356)

Net Assets – 100.0%		$69,147,444

*	Non-Income Producing Security.
(a)	Amount represents less than 0.05% of net assets.
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

3

GUGGENHEIM 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Shares	Market Value
COMMON STOCKS 81.0%

Aerospace & Defense 1.9%
Boeing Co.(The)	3,033	$224,169
General Dynamics Corp.	1,460	92,622
Honeywell International, Inc.	3,155	183,148
L-3 Communications Holdings, Inc.	395	28,001
Lockheed Martin Corp.	1,078	96,233
Northrop Grumman Corp.	1,018	67,392
Precision Castparts Corp.	588	91,469
Raytheon Co.	1,350	74,898
Rockwell Collins, Inc.	587	29,685
Textron, Inc.	1,135	29,567
United Technologies Corp.	3,691	274,758

Total Aerospace & Defense		1,191,942

Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	658	34,775
Expeditors International of Washington, Inc.	860	30,590
FedEx Corp.	1,277	115,313
United Parcel Service, Inc. - Class B	3,885	293,745

Total Air Freight & Logistics		474,423

Airlines 0.0%(a)
Southwest Airlines Co.	3,109	28,572

Total Airlines		28,572

Auto Components 0.2%
BorgWarner, Inc.*	464	31,134
Goodyear Tire & Rubber Co.(The)*	991	11,347
Johnson Controls, Inc.	2,754	67,886

Total Auto Components		110,367

Automobiles 0.3%
Ford Motor Co.	15,454	142,795
Harley-Davidson, Inc.	938	40,550

Total Automobiles		183,345

Beverages 2.3%
Beam, Inc.	638	40,117
Brown-Forman Corp. - Class B	403	37,705
Coca-Cola Co.(The)	9,135	738,108
Coca-Cola Enterprises, Inc.	1,215	35,624
Constellation Brands, Inc. - Class A*	658	18,562
Dr Pepper Snapple Group, Inc.	858	39,108
Molson Coors Brewing Co. - Class B	636	26,915
Monster Beverage Corp.*	621	41,278
PepsiCo, Inc.	6,333	460,599

Total Beverages		1,438,016

Biotechnology 1.2%
Alexion Pharmaceuticals, Inc.*	778	81,573
Amgen, Inc.	3,149	260,108
Biogen Idec, Inc.*	970	141,455
Celgene Corp.*	1,784	122,133
Gilead Sciences, Inc.*	3,067	166,630

Total Biotechnology		771,899

Building Products 0.0%(a)
Masco Corp.	1,446	17,395

Total Building Products		17,395

Capital Markets 1.4%
Ameriprise Financial, Inc.	885	45,772

	Shares	Market Value
Bank of New York Mellon Corp.(The)	4,830	$102,782
BlackRock, Inc.	519	88,365
Charles Schwab Corp.(The)	4,382	55,345
E*Trade Financial Corp.*	1,030	7,859
Federated Investors, Inc. - Class B	375	7,541
Franklin Resources, Inc.	575	66,096
Goldman Sachs Group, Inc.(The)	1,992	200,993
Invesco Ltd.	1,815	40,166
Legg Mason, Inc.	509	12,481
Morgan Stanley	6,167	84,241
Northern Trust Corp.	977	44,356
State Street Corp.	1,979	79,912
T. Rowe Price Group, Inc.	1,033	62,755

Total Capital Markets		898,664

Chemicals 1.9%
Air Products & Chemicals, Inc.	856	68,848
Airgas, Inc.	280	22,210
CF Industries Holdings, Inc.	266	52,072
Dow Chemical Co.(The)	4,841	139,324
Du Pont (E.I.) de Nemours & Co.	3,795	188,611
Eastman Chemical Co.	559	29,225
Ecolab, Inc.	1,183	77,427
FMC Corp.	555	30,358
International Flavors & Fragrances, Inc.	328	18,283
Monsanto Co.	2,160	184,939
Mosaic Co.(The)	1,206	70,081
PPG Industries, Inc.	617	67,537
Praxair, Inc.	1,210	125,550
Sherwin-Williams Co.(The)	347	46,619
Sigma-Aldrich Corp.	490	33,908

Total Chemicals		1,154,992

Commercial Banks 2.4%
BB&T Corp.	2,829	88,746
Comerica, Inc.	796	24,047
Fifth Third Bancorp	3,726	51,493
First Horizon National Corp.	1,023	8,419
Huntington Bancshares, Inc.	3,501	21,759
KeyCorp	3,860	30,803
M&T Bank Corp.	512	43,950
PNC Financial Services Group, Inc.	2,141	126,533
Regions Financial Corp.	5,717	39,790
SunTrust Banks, Inc.	2,179	51,534
US Bancorp	7,670	256,945
Wells Fargo & Co.	21,518	727,524
Zions Bancorp	746	13,577

Total Commercial Banks		1,485,120

Commercial Services & Supplies 0.3%
Avery Dennison Corp.	420	12,932
Cintas Corp.	447	17,715
Iron Mountain, Inc.	693	22,321
Pitney Bowes, Inc.	811	10,835
R.R. Donnelley & Sons Co.	730	8,848
Republic Services, Inc.	1,274	36,857
Stericycle, Inc.*	345	32,033
Waste Management, Inc.	1,874	64,465

Total Commercial Services & Supplies		206,006

Communications Equipment 1.5%
Cisco Systems, Inc.	21,693	346,003
F5 Networks, Inc.*	321	29,975
Harris Corp.	461	19,201
JDS Uniphase Corp.*	938	9,230
Juniper Networks, Inc.*	2,144	37,584

GUGGENHEIM 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Motorola Solutions, Inc.	1,183	$57,186
QUALCOMM, Inc.	6,941	414,239

Total Communications Equipment		913,418

Computers & Peripherals 4.7%
Apple, Inc.*	3,787	2,312,948
Dell, Inc.*	6,020	71,518
EMC Corp.*	8,502	222,837
Hewlett-Packard Co.	8,007	146,048
Lexmark International, Inc. - Class A	288	5,037
NetApp, Inc.*	1,470	48,025
SanDisk Corp.*	987	40,595
Seagate Technology PLC	1,531	45,961
Western Digital Corp.*	948	37,702

Total Computers & Peripherals		2,930,671

Construction & Engineering 0.1%
Fluor Corp.	685	33,962
Jacobs Engineering Group, Inc.*	522	20,134
Quanta Services, Inc.*	863	19,840

Total Construction & Engineering		73,936

Construction Materials 0.0%(a)
Vulcan Materials Co.	524	20,300

Total Construction Materials		20,300

Consumer Finance 0.8%
American Express Co.	4,055	234,014
Capital One Financial Corp.	2,349	132,695
Discover Financial Services	2,148	77,242
SLM Corp.	1,975	31,580

Total Consumer Finance		475,531

Containers & Packaging 0.1%
Ball Corp.	634	26,349
Bemis Co., Inc.	417	12,823
Owens-Illinois, Inc.*	668	12,325
Sealed Air Corp.	786	12,733

Total Containers & Packaging		64,230

Distributors 0.1%
Genuine Parts Co.	631	40,403

Total Distributors		40,403

Diversified Consumer Services 0.1%
Apollo Group, Inc. - Class A*	435	11,832
DeVry, Inc.	239	4,692
H&R Block, Inc.	1,189	19,178

Total Diversified Consumer Services		35,702

Diversified Financial Services 2.2%
Bank of America Corp.	43,639	320,310
Citigroup, Inc.	11,874	322,142
CME Group, Inc.	1,345	70,088
IntercontinentalExchange, Inc.*	295	38,710
JPMorgan Chase & Co.	15,415	554,940
Leucadia National Corp.	802	17,387
Moody’s Corp.	801	32,465
Nasdaq OMX Group, Inc.(The)	496	11,259
NYSE Euronext	1,029	26,219

Total Diversified Financial Services		1,393,520

Diversified Telecommunication Services 2.5%
AT&T, Inc.	23,742	900,296
CenturyLink, Inc.	2,516	104,515
Frontier Communications Corp.	4,043	15,848
Verizon Communications, Inc.	11,505	519,336

	Shares	Market Value
Windstream Corp.	2,383	$23,735

Total Diversified Telecommunication Services		1,563,730

Electric Utilities 1.8%
American Electric Power Co., Inc.	1,961	82,833
Duke Energy Corp.	2,850	193,173
Edison International	1,319	60,911
Entergy Corp.	717	52,104
Exelon Corp.	3,447	134,847
FirstEnergy Corp.	1,694	85,073
NextEra Energy, Inc.	1,689	119,750
Northeast Utilities	1,270	50,648
Pepco Holdings, Inc.	924	18,443
Pinnacle West Capital Corp.	443	23,718
PPL Corp.	2,349	67,886
Southern Co.	3,518	169,392
Xcel Energy, Inc.	1,972	57,779

Total Electric Utilities		1,116,557

Electrical Equipment 0.4%
Cooper Industries PLC	644	46,291
Emerson Electric Co.	2,971	141,924
Rockwell Automation, Inc.	578	38,934
Roper Industries, Inc.	395	39,283

Total Electrical Equipment		266,432

Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. - Class A	656	38,625
Corning, Inc.	6,145	70,115
FLIR Systems, Inc.	624	12,761
Jabil Circuit, Inc.	736	15,971
Molex, Inc.	557	13,992
TE Connectivity Ltd.	1,731	57,140

Total Electronic Equipment, Instruments & Components		208,604

Energy Equipment & Services 1.6%
Baker Hughes, Inc.	1,776	82,264
Cameron International Corp.*	997	50,119
Diamond Offshore Drilling, Inc.	281	18,383
Ensco PLC - Class A	936	50,853
FMC Technologies, Inc.*	968	43,676
Halliburton Co.	3,738	123,840
Helmerich & Payne, Inc.	435	20,228
Nabors Industries Ltd.*	1,176	16,276
National-Oilwell Varco, Inc.	1,726	124,790
Noble Corp.*	1,022	37,814
Rowan Cos., PLC - Class A*	503	17,670
Schlumberger Ltd.	5,400	384,804

Total Energy Equipment & Services		970,717

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	1,751	168,411
CVS Caremark Corp.	5,189	234,802
Kroger Co.(The)	2,272	50,370
Safeway, Inc.	973	15,130
Sysco Corp.	2,372	69,713
Wal-Mart Stores, Inc.	6,988	520,117
Walgreen Co.	3,494	127,042
Whole Foods Market, Inc.	662	60,759

Total Food & Staples Retailing		1,246,344

Food Products 1.4%
Archer-Daniels-Midland Co.	2,667	69,582
Campbell Soup Co.	717	23,740
ConAgra Foods, Inc.	1,682	41,529
Dean Foods Co.*	747	9,240

2

GUGGENHEIM 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
General Mills, Inc.	2,621	$101,433
H.J. Heinz Co.	1,295	71,497
Hershey Co.(The)	616	44,192
Hormel Foods Corp.	555	15,490
J.M. Smucker Co.(The)	459	35,251
Kellogg Co.	999	47,652
Kraft Foods, Inc. - Class A	7,180	285,118
McCormick & Co., Inc.	537	32,692
Mead Johnson Nutrition Co.	826	60,265
Tyson Foods, Inc. - Class A	1,169	17,547

Total Food Products		855,228

Gas Utilities 0.1%
AGL Resources, Inc.	475	19,238
ONEOK, Inc.	842	37,477

Total Gas Utilities		56,715

Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	2,230	130,477
Becton, Dickinson and Co.	821	62,158
Boston Scientific Corp.*	5,788	29,924
C.R. Bard, Inc.	340	33,068
CareFusion Corp.*	899	21,945
Covidien PLC	1,953	109,134
DENTSPLY International, Inc.	574	20,859
Edwards Lifesciences Corp.*	464	46,957
Intuitive Surgical, Inc.*	161	77,521
Medtronic, Inc.	4,214	166,116
St Jude Medical, Inc.	1,271	47,485
Stryker Corp.	1,311	68,211
Varian Medical Systems, Inc.*	452	24,670
Zimmer Holdings, Inc.	713	42,017

Total Health Care Equipment & Supplies		880,542

Health Care Providers & Services 1.5%
Aetna, Inc.	1,407	50,736
AmerisourceBergen Corp.	1,016	40,335
Cardinal Health, Inc.	1,401	60,369
CIGNA Corp.	1,168	47,047
Coventry Health Care, Inc.	578	19,265
DaVita, Inc.*	381	37,498
Express Scripts Holding Co.*	3,262	189,000
Humana, Inc.	661	40,718
Laboratory Corp. of America Holdings*	392	32,963
McKesson Corp.	953	86,466
Patterson Cos., Inc.	355	12,106
Quest Diagnostics, Inc.	642	37,512
Tenet Healthcare Corp.*	1,676	7,743
UnitedHealth Group, Inc.	4,201	214,629
WellPoint, Inc.	1,340	71,409

Total Health Care Providers & Services		947,796

Health Care Technology 0.1%
Cerner Corp.*	594	43,908

Total Health Care Technology		43,908

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	1,835	61,069
Chipotle Mexican Grill, Inc.*	128	37,418
Darden Restaurants, Inc.	521	26,665
International Game Technology	1,195	13,527
Marriott International, Inc. - Class A	1,072	39,042
McDonald’s Corp.	4,115	367,716
Starbucks Corp.	3,072	139,100
Starwood Hotels & Resorts Worldwide, Inc.	800	43,320

	Shares	Market Value
Wyndham Worldwide Corp.	591	$30,762
Wynn Resorts Ltd.	322	30,188
Yum! Brands, Inc.	1,865	120,927

Total Hotels, Restaurants & Leisure		909,734

Household Durables 0.2%
DR Horton, Inc.	1,135	20,010
Harman International Industries, Inc.	285	11,500
Leggett & Platt, Inc.	568	13,166
Lennar Corp. - Class A	659	19,250
Newell Rubbermaid, Inc.	1,174	20,721
Pulte Homes, Inc.*	1,367	15,447
Whirlpool Corp.	313	21,146

Total Household Durables		121,240

Household Products 1.8%
Clorox Co.(The)	527	38,318
Colgate-Palmolive Co.	1,933	207,527
Kimberly-Clark Corp.	1,588	138,013
Procter & Gamble Co.(The)	11,096	716,136

Total Household Products		1,099,994

Independent Power Producers & Energy Traders 0.1%
AES Corp.(The)*	2,611	31,489
NRG Energy, Inc.	922	18,274

Total Independent Power Producers & Energy Traders		49,763

Industrial Conglomerates 2.2%
3M Co.	2,810	256,356
Danaher Corp.	2,328	122,942
General Electric Co.	42,905	890,279
Tyco International Ltd.	1,874	102,957

Total Industrial Conglomerates		1,372,534

Insurance 2.8%
ACE Ltd.	1,372	100,842
AFLAC, Inc.	1,894	82,919
Allstate Corp.(The)	1,990	68,257
American International Group, Inc.*	2,588	80,927
Aon PLC	1,322	65,042
Assurant, Inc.	347	12,565
Berkshire Hathaway, Inc. - Class B*	7,121	604,146
Chubb Corp.(The)	1,093	79,450
Cincinnati Financial Corp.	657	24,861
Genworth Financial, Inc. - Class A*	1,990	10,029
Hartford Financial Services Group, Inc.	1,785	29,363
Lincoln National Corp.	1,156	23,178
Loews Corp.	1,237	48,973
Marsh & McLennan Cos., Inc.	2,209	73,361
MetLife, Inc.	4,301	132,342
Principal Financial Group, Inc.	1,215	31,092
Progressive Corp.(The)	2,469	48,738
Prudential Financial, Inc.	1,899	91,684
Torchmark Corp.	399	19,850
Travelers Cos., Inc.(The)	1,575	98,674
Unum Group	1,158	21,875
XL Group PLC	1,262	26,060

Total Insurance		1,774,228

Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	1,460	340,618
Expedia, Inc.	365	20,801
Netflix, Inc.*	225	12,791
priceline.com, Inc.*	202	133,672

3

GUGGENHEIM 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
TripAdvisor, Inc.*	386	$14,440

Total Internet & Catalog Retail		522,322

Internet Software & Services 1.6%
Akamai Technologies, Inc.*	726	25,541
eBay, Inc.*	4,654	206,172
Google, Inc. - Class A*	1,030	651,959
VeriSign, Inc.	640	28,429
Yahoo!, Inc.*	4,935	78,170

Total Internet Software & Services		990,271

IT Services 3.1%
Accenture PLC - Class A	2,610	157,383
Automatic Data Processing, Inc.	1,981	112,026
Cognizant Technology Solutions Corp. - Class A*	1,233	69,997
Computer Sciences Corp.	628	15,461
Fidelity National Information Services, Inc.	967	30,403
Fiserv, Inc.*	553	38,782
International Business Machines Corp.	4,671	915,423
Mastercard, Inc. - Class A	430	187,725
Paychex, Inc.	1,307	42,726
SAIC, Inc.	1,120	12,958
Teradata Corp.*	683	46,185
Total System Services, Inc.	651	15,396
Visa, Inc. - Class A	2,016	260,205
Western Union Co.(The)	2,482	43,261

Total IT Services		1,947,931

Leisure Equipment & Products 0.1%
Hasbro, Inc.	473	16,943
Mattel, Inc.	1,379	48,499

Total Leisure Equipment & Products		65,442

Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	1,407	53,874
Life Technologies Corp.*	723	31,725
PerkinElmer, Inc.	461	11,779
Thermo Fisher Scientific, Inc.	1,487	82,781
Waters Corp.*	360	27,893

Total Life Sciences Tools & Services		208,052

Machinery 1.5%
Caterpillar, Inc.	2,642	222,483
Cummins, Inc.	778	74,610
Deere & Co.	1,611	123,757
Dover Corp.	744	40,526
Eaton Corp.	1,367	59,929
Flowserve Corp.	221	26,516
Illinois Tool Works, Inc.	1,933	105,039
Ingersoll-Rand PLC	1,210	51,316
Joy Global, Inc.	429	22,282
PACCAR, Inc.	1,444	57,775
Pall Corp.	469	25,049
Parker Hannifin Corp.	612	49,156
Snap-on, Inc.	235	15,928
Stanley Black & Decker, Inc.	692	46,288
Xylem, Inc.	751	18,009

Total Machinery		938,663

Media 2.8%
Cablevision Systems Corp. - Class A	867	13,300
CBS Corp. - Class B	2,625	87,832
Comcast Corp. - Class A	10,918	355,381
DIRECTV - Class A*	2,652	131,698

	Shares	Market Value
Discovery Communications, Inc. - Class A*	1,032	$52,250
Gannett Co., Inc.	951	13,419
Interpublic Group of Cos., Inc.(The)	1,794	17,707
McGraw-Hill Cos., Inc.(The)	1,133	53,206
News Corp. - Class A	8,531	196,384
Omnicom Group, Inc.	1,104	55,399
Scripps Networks Interactive, Inc. - Class A	375	20,194
Time Warner Cable, Inc.	1,265	107,436
Time Warner, Inc.	3,887	152,059
Viacom, Inc. - Class B	2,137	99,819
Walt Disney Co.(The)	7,238	355,675
Washington Post Co. (The) - Class B	19	6,432

Total Media		1,718,191

Metals & Mining 0.6%
Alcoa, Inc.	4,320	36,590
Allegheny Technologies, Inc.	434	13,033
Cliffs Natural Resources, Inc.	577	23,594
Freeport-McMoRan Copper & Gold, Inc.	3,843	129,394
Newmont Mining Corp.	2,007	89,251
Nucor Corp.	1,284	50,333
Titanium Metals Corp.	333	3,883
United States Steel Corp.	583	12,039

Total Metals & Mining		358,117

Multi-Utilities 1.1%
Ameren Corp.	983	33,628
CenterPoint Energy, Inc.	1,730	36,434
CMS Energy Corp.	1,054	25,992
Consolidated Edison, Inc.	1,186	76,497
Dominion Resources, Inc.	2,314	125,673
DTE Energy Co.	689	42,284
Integrys Energy Group, Inc.	316	19,131
NiSource, Inc.	1,150	29,428
PG&E Corp.	1,710	78,934
Public Service Enterprise Group, Inc.	2,049	68,109
SCANA Corp.	471	23,159
Sempra Energy	972	68,439
TECO Energy, Inc.	874	15,898
Wisconsin Energy Corp.	933	38,010

Total Multi-Utilities		681,616

Multiline Retail 0.7%
Big Lots, Inc.*	258	10,451
Dollar Tree, Inc.*	940	47,320
Family Dollar Stores, Inc.	473	31,256
J.C. Penney Co., Inc.	593	13,348
Kohl’s Corp.	971	48,278
Macy’s, Inc.	1,673	59,960
Nordstrom, Inc.	649	35,137
Sears Holdings Corp.*	155	7,671
Target Corp.	2,678	162,421

Total Multiline Retail		415,842

Office Electronics 0.1%
Xerox Corp.	5,458	37,824

Total Office Electronics		37,824

Oil, Gas & Consumable Fuels 7.5%
Alpha Natural Resources, Inc.*	892	6,253
Anadarko Petroleum Corp.	2,023	140,477
Apache Corp.	1,583	136,328
Cabot Oil & Gas Corp.	850	35,861
Chesapeake Energy Corp.	2,682	50,475

4

GUGGENHEIM 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2012

	Shares	Market Value
Chevron Corp.	7,990	$875,544
ConocoPhillips	5,121	278,787
CONSOL Energy, Inc.	921	26,691
Denbury Resources, Inc.*	1,582	23,920
Devon Energy Corp.	1,638	96,839
EOG Resources, Inc.	1,092	107,027
EQT Corp.	606	34,178
Exxon Mobil Corp.	18,936	1,644,592
Hess Corp.	1,231	58,054
Kinder Morgan, Inc.	2,045	73,231
Marathon Oil Corp.	2,856	75,598
Marathon Petroleum Corp.	1,380	65,274
Murphy Oil Corp.	786	42,177
Newfield Exploration Co.*	546	16,669
Noble Energy, Inc.	720	62,950
Occidental Petroleum Corp.	3,284	285,807
Peabody Energy Corp.	1,103	23,031
Phillips 66	2,532	95,203
Pioneer Natural Resources Co.	498	44,138
QEP Resources, Inc.	722	21,682
Range Resources Corp.	657	41,128
Southwestern Energy Co.*	1,410	46,882
Spectra Energy Corp.	2,643	81,114
Sunoco, Inc.	429	20,673
Tesoro Corp.*	568	15,705
Valero Energy Corp.	2,239	61,572
Williams Cos., Inc.(The)	2,534	80,556
WPX Energy, Inc.*	805	12,840

Total Oil, Gas & Consumable Fuels		4,681,256

Paper & Forest Products 0.1%
International Paper Co.	1,770	58,074
MeadWestvaco Corp.	698	19,823

Total Paper & Forest Products		77,897

Personal Products 0.1%
Avon Products, Inc.	1,749	27,092
Estee Lauder Cos., Inc.(The) - Class A	913	47,823

Total Personal Products		74,915

Pharmaceuticals 5.1%
Abbott Laboratories	6,371	422,461
Allergan, Inc.	1,245	102,177
Bristol-Myers Squibb Co.	6,840	243,504
Eli Lilly & Co.	4,135	182,064
Forest Laboratories, Inc.*	1,076	36,100
Hospira, Inc.*	669	23,248
Johnson & Johnson, Inc.	11,121	769,796
Merck & Co., Inc.	12,317	544,042
Mylan, Inc.*	1,736	39,980
Perrigo Co.	378	43,099
Pfizer, Inc.	30,323	728,965
Watson Pharmaceuticals, Inc.*	516	40,160

Total Pharmaceuticals		3,175,596

Professional Services 0.1%
Dun & Bradstreet Corp.(The)	194	15,557
Equifax, Inc.	487	22,811
Robert Half International, Inc.	579	15,639

Total Professional Services		54,007

Real Estate Investment Trusts (REITs) 1.8%
American Tower Corp.	1,598	115,551
Apartment Investment & Management Co. - Class A	536	14,702
AvalonBay Communities, Inc.	386	56,777

	Shares	Market Value
Boston Properties, Inc.	607	$67,316
Equity Residential	1,217	77,048
HCP, Inc.	1,699	80,210
Health Care REIT, Inc.	866	53,891
Host Hotels & Resorts, Inc.	2,909	42,704
Kimco Realty Corp.	1,648	32,120
Plum Creek Timber Co., Inc.	654	26,546
ProLogis, Inc.	1,864	60,263
Public Storage	576	85,795
Simon Property Group, Inc.	1,227	196,921
Ventas, Inc.	1,170	78,683
Vornado Realty Trust	752	62,792
Weyerhaeuser Co.	2,176	50,810

Total Real Estate Investment Trusts (REITs)		1,102,129

Real Estate Management & Development 0.0%(a)
CBRE Group, Inc.*	1,328	20,690

Total Real Estate Management & Development		20,690

Road & Rail 0.7%
CSX Corp.	4,208	96,531
Norfolk Southern Corp.	1,319	97,672
Ryder System, Inc.	208	8,204
Union Pacific Corp.	1,928	236,392

Total Road & Rail		438,799

Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc.*	2,386	9,687
Altera Corp.	1,306	46,298
Analog Devices, Inc.	1,208	47,209
Applied Materials, Inc.	5,190	56,519
Broadcom Corp. - Class A*	2,008	68,031
First Solar, Inc.*	239	3,714
Intel Corp.	20,372	523,560
KLA-Tencor Corp.	678	34,517
Lam Research Corp.*	816	28,078
Linear Technology Corp.	932	30,057
LSI Corp.*	2,304	15,898
Microchip Technology, Inc.	784	26,170
Micron Technology, Inc.*	4,007	24,883
NVIDIA Corp.*	2,506	33,931
Teradyne, Inc.*	756	11,121
Texas Instruments, Inc.	4,634	126,230
Xilinx, Inc.	1,069	34,636

Total Semiconductors & Semiconductor Equipment		1,120,539

Software 2.9%
Adobe Systems, Inc.*	2,009	62,038
Autodesk, Inc.*	931	31,580
BMC Software, Inc.*	652	25,819
CA, Inc.	1,433	34,492
Citrix Systems, Inc.*	754	54,801
Electronic Arts, Inc.*	1,287	14,183
Intuit, Inc.	1,189	68,986
Microsoft Corp.	30,277	892,263
Oracle Corp.	15,714	474,563
Red Hat, Inc.*	781	41,908
Salesforce.com, Inc.*	559	69,517
Symantec Corp.*	2,919	45,974

Total Software		1,816,124

Specialty Retail 1.6%
Abercrombie & Fitch Co. - Class A	334	11,289
AutoNation, Inc.*	168	6,624
AutoZone, Inc.*	108	40,525
Bed Bath & Beyond, Inc.*	941	57,354

5

GUGGENHEIM 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2012

	Shares	Market Value
Best Buy Co., Inc.	1,122	$20,297
CarMax, Inc.*	924	25,715
GameStop Corp. - Class A	528	8,458
Gap, Inc.(The)	1,347	39,723
Home Depot, Inc.	6,198	323,412
Limited Brands, Inc.	978	46,504
Lowe’s Cos., Inc.	4,765	120,888
O’Reilly Automotive, Inc.*	511	43,813
Ross Stores, Inc.	913	60,660
Staples, Inc.	2,791	35,557
Tiffany & Co.	513	28,179
TJX Cos., Inc.	3,000	132,840
Urban Outfitters, Inc.*	452	13,809

Total Specialty Retail		1,015,647

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	1,164	57,420
Fossil, Inc.*	211	15,127
NIKE, Inc. - Class B	1,485	138,625
Ralph Lauren Corp.	263	37,961
V.F. Corp.	351	52,404

Total Textiles, Apparel & Luxury Goods		301,537

Thrifts & Mortgage Finance 0.0%(a)
Hudson City Bancorp, Inc.	2,139	13,583
People’s United Financial, Inc.	1,441	16,514

Total Thrifts & Mortgage Finance		30,097

Tobacco 1.7%
Altria Group, Inc.	8,240	296,393
Lorillard, Inc.	529	68,051
Philip Morris International, Inc.	6,907	631,576
Reynolds American, Inc.	1,342	62,094

Total Tobacco		1,058,114

Trading Companies & Distributors 0.2%
Fastenal Co.	1,196	51,572
W.W. Grainger, Inc.	247	50,593

Total Trading Companies & Distributors		102,165

Wireless Telecommunication Services 0.2%
Crown Castle International Corp.*	1,044	64,603
MetroPCS Communications, Inc.*	1,191	10,433
Sprint Nextel Corp.*	12,144	52,948

Total Wireless Telecommunication Services		127,984

Total Common Stocks (Cost $38,998,061)		50,474,285

	Face Amount
REPURCHASE AGREEMENTS 4.9%

State Street Bank & Trust Co., 0.010%, dated 07/31/12, to be repurchased at $3,090,001 on 08/01/12 collateralized by $3,015,000 FHLMC at 1.750% due 09/10/2015 with a value of $3,154,444(b)	$3,090,000	3,090,000

Total Repurchase Agreements (Cost $3,090,000)		3,090,000

Total Investments 85.9%(c) (Cost $42,088,061)		$53,564,285

Other Assets and Liabilities, net – 14.1%		8,775,210

Net Assets – 100.0%		$62,339,495

	Contracts	Unrealized Gain/(Loss)
FUTURES CONTRACTS PURCHASED

September 2012 S&P 500 Index Futures Contracts (Aggregate Market Value of Contracts $15,739,170)(c)	229	$740,758

	Units
EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston August 2012 S&P 500 Index Swap, Terminating 08/30/2012 (Notional Market Value $45,415,408)**(b)	33,651	$(199,062)
Goldman Sachs International August 2012 S&P 500 Index Swap, Terminating 08/27/2012 (Notional Market Value $13,067,926)**(b)	9,474	182,847

(Total Notional Market Value $58,483,334)		$(16,215)

*	Non-Income Producing Security.
**	Price return based on S&P 500 Index + / - financing at a variable rate.
(a)	Amount represents less than 0.05% of net assets.
(b)	Values determined based on Level 2 inputs. (Note G)
(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

FHLMC - Federal Home Loan Mortgage Corporation

PLC – Public Limited Company

6

GUGGENHEIM INVERSE 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

	Face Amount	Market Value
REPURCHASE AGREEMENTS 66.0%

State Street Bank & Trust Co., 0.010%, dated 07/31/12, to be repurchased at $26,657,007 on 08/01/12 collateralized by $25,990,000 FHLMC at 1.750% due 09/10/15 with a value of $27,192,038(a)	$26,657,000	$26,657,000

Total Repurchase Agreements (Cost $26,657,000)		26,657,000

Total Investments 66.0%(b) (Cost $26,657,000)		26,657,000

Other Assets and Liabilities, net – 34.0%		13,755,565

Net Assets – 100.0%		$40,412,565

	Contracts	Unrealized Gain/(Loss)
FUTURES CONTRACTS SOLD SHORT

September 2012 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $12,027,750)(b)	175	$(515,164)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston August 2012 S&P 500 Index Swap, Terminating 08/30/2012 (Notional Market Value $59,200,511)*(a)	42,920	$252,338
Goldman Sachs International August 2012 S&P 500 Index Swap, Terminating 08/27/2012 (Notional Market Value $9,503,487)*(a)	6,890	(132,973)

(Total Notional Market Value $68,703,998)		$119,365

*	Price return based on S&P 500 Index + / - financing at a variable rate.
(a)	Values determined based on Level 2 inputs. (Note G)
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

FHLMC - Federal Home Loan Mortgage Corporation

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

For Information on other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, in all the Funds, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP.

D. The Guggenheim 2x S&P 500 ETF and Guggenheim Inverse 2x S&P 500 ETF upon entering into a contract, deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. The Guggenheim 2x S&P 500 ETF and Guggenheim Inverse 2x S&P 500 ETF swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

G. In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of July 31, 2012:

Fund	Level 1 Investments in Securities	Level 1 Other Financial Instruments	Level 2 Investments in Securities	Level 2 Other Financial Instruments	Level 3 Investments in Securities	Total
Assets
Guggenheim S&P 500 Equal Weight ETF	$2,722,916,396	$—	$12,354,000	$—	$—	$2,735,270,396
Guggenheim S&P MidCap 400 Equal Weight ETF	2,996,665	—	—	—	—	2,996,665
Guggenheim S&P SmallCap 600 Equal Weight ETF	4,556,221	—	—	—	—	4,556,221
Guggenheim Russell MidCap® Equal Weight ETF	47,173,902	—	—	—	—	47,173,902
Guggenheim Russell 1000® Equal Weight ETF	35,885,418	—	—	—	—	35,885,418
Guggenheim Russell 2000® Equal Weight ETF	16,861,996	—	—	—	—	16,861,996
Guggenheim MSCI EAFE Equal Weight ETF	10,404,829	—	—	—	—	10,404,829
Guggenheim MSCI Emerging Markets Equal Weight ETF	12,682,586	—	—	—	—	12,682,586
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	46,356,460	—	—	—	—	46,356,460
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	50,335,811	—	—	—	—	50,335,811
Guggenheim S&P 500 Equal Weight Energy ETF	24,349,778	—	—	—	—	24,349,778
Guggenheim S&P 500 Equal Weight Financials ETF	14,605,330	—	—	—	—	14,605,330
Guggenheim S&P 500 Equal Weight Health Care ETF	90,750,667	—	—	—	—	90,750,667
Guggenheim S&P 500 Equal Weight Industrials ETF	22,187,746	—	—	—	—	22,187,746
Guggenheim S&P 500 Equal Weight Materials ETF	32,020,665	—	—	—	—	32,020,665
Guggenheim S&P 500 Equal Weight Technology ETF	122,777,292	—	—	—	—	122,777,292
Guggenheim S&P 500 Equal Weight Utilities ETF	51,048,764	—	—	—	—	51,048,764
Guggenheim Russell Top 50 ETF	501,572,942	—	936,000	—	—	502,508,942
Guggenheim S&P 500 Pure Value ETF	79,816,277	—	—	—	—	79,816,277
Guggenheim S&P 500 Pure Growth ETF	305,907,739	—	—	—	—	305,907,739
Guggenheim S&P MidCap 400 Pure Value ETF	32,767,047	—	—	—	—	32,767,047
Guggenheim S&P MidCap 400 Pure Growth ETF	502,846,891	—	—	—	—	502,846,891
Guggenheim S&P SmallCap 600 Pure Value ETF	62,925,582	—	—	—	—	62,925,582
Guggenheim S&P SmallCap 600 Pure Growth ETF	69,157,800	—	—	—	—	69,157,800
Guggenheim 2x S&P 500 ETF	50,474,285	740,758	3,090,000	182,847	—	54,487,890
Guggenheim Inverse 2x S&P 500 ETF	—	—	26,657,000	252,338	—	26,909,338
Liabilities
Guggenheim S&P 500 Equal Weight ETF	—	—	—	—	—	—
Guggenheim S&P MidCap 400 Equal Weight ETF	—	—	—	—	—	—
Guggenheim S&P SmallCap 600 Equal Weight ETF	—	—	—	—	—	—
Guggenheim Russell MidCap® Equal Weight ETF	—	—	—	—	—	—
Guggenheim Russell 1000® Equal Weight ETF	—	—	—	—	—	—
Guggenheim Russell 2000® Equal Weight ETF	—	—	—	—	—	—
Guggenheim MSCI EAFE Equal Weight ETF	—	—	—	—	—	—
Guggenheim MSCI Emerging Markets Equal Weight ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Energy ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Financials ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Health Care ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Industrials ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Materials ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Technology ETF	—	—	—	—	—	—
Guggenheim S&P 500 Equal Weight Utilities ETF	—	—	—	—	—	—
Guggenheim Russell Top 50 ETF	—	—	—	—	—	—
Guggenheim S&P 500 Pure Value ETF	—	—	—	—	—	—
Guggenheim S&P 500 Pure Growth ETF	—	—	—	—	—	—
Guggenheim S&P MidCap 400 Pure Value ETF	—	—	—	—	—	—
Guggenheim S&P MidCap 400 Pure Growth ETF	—	—	—	—	—	—
Guggenheim S&P SmallCap 600 Pure Value ETF	—	—	—	—	—	—
Guggenheim S&P SmallCap 600 Pure Growth ETF	—	—	—	—	—	—
Guggenheim 2x S&P 500 ETF	—	—	—	199,062	—	199,062
Guggenheim Inverse 2x S&P 500 ETF	—	515,164	—	132,973	—	648,137
For the period ended July 31, 2012, there were no Level 3 Investments.

For the period ended July 31, 2012, there were no transfers between levels.

Item 2.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date: September 27, 2012

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date: September 27, 2012